UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number   811-02224

  MML Series Investment Fund

                                               (Exact name of registrant as specified in charter)

                                               100 Bright Meadow Blvd., Enfield, CT 06082

                    (Address of principal executive offices)                                                     (Zip code)

  Tina Wilson

  100 Bright Meadow Blvd, Enfield, CT 06082

                                                                      (Name and address of agent for service)

  Registrant’s telephone number, including area code:      (860) 562-1000

  Date of fiscal year end:    12/31/18

  Date of reporting period:    6/30/18

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

MML Series Investment Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2018

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Tina Wilson

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance.”

June 30, 2018

Welcome to the MML Series Investment Fund Semiannual Report, covering the six-month period from January 1, 2018 to June 30, 2018.

Market Highlights

•	During the first half of 2018, U.S. stocks encountered more volatility than investors experienced in all of 2017, while delivering mixed year-to-date returns.

•	Economic data supported a global growth environment in spite of headwinds caused by political and geopolitical tensions.

•	Foreign stocks in developed markets trailed their U.S. counterparts for the period, but fared better than stocks in emerging markets.

•	U.S. bonds faced headwinds, as the Federal Open Market Committee (FOMC) increased short-term rates two times under its new leadership.

Market Commentary

Domestic stocks continued to rise sharply at the start of the period, but encountered increased volatility beginning in February. After a two-and-a-half-year streak of positive quarterly results, both the S&P 500® Index* (S&P 500) and the Dow Jones Industrial AverageSM (Dow) declined for the first quarter of 2018. Both indexes hit record highs in January, but both struggled to hold onto their positive year-to-date returns as the first half of the year ended.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. For nine quarters through the end of 2017, the Chicago Board Options Exchange (CBOE) Volatility Index (VIX) had remained uncharacteristically calm. Through the last quarter of 2017, markets absorbed major headline-making events – such as a series of major hurricanes, wildfires, and geopolitical turbulence – with only modest fluctuations. In a stark turnaround, during the first quarter of 2018, the S&P 500 gained or lost one percent of its value 23 times.

Several factors contributed to this market volatility. Wage growth in the U.S. triggered the first major sell-off in domestic markets for the year, as investors sought to balance the likelihood of continued growth against FOMC intentions to raise the short-term federal funds rate several times in the years ahead. The federal funds rate is the interest rate that banks and financial institutions charge each other for borrowing funds overnight. Scrutiny concerning revelations about how social media companies use data, and in particular, how social media giant Facebook had allowed customer data to be mined, undercut investor confidence in the information technology sector, triggering subsequent rounds of sell-offs. Lastly, political turbulence unsettled markets, as investors tried to assess the impacts of reduced taxes, increasing federal debt limits, risks of a potential global trade war, and whether or not the historic summit between President Trump and North Korea’s Kim Jong-un would result in a permanent denuclearization.

As a result, the broad market S&P 500 delivered a modest 2.65% return for the period, and the Dow ended down 0.73%. The technology-heavy NASDAQ Composite Index fared better, advancing 9.37%, as prominent technology companies like Apple, Netflix, and Google led the way. Small- and mid-cap stocks outperformed their larger peers and growth stocks widely outperformed their value counterparts during the period.

*	Indexes mentioned in this report are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

The information technology and consumer discretionary sectors led all others during the first half of 2018, as both delivered double-digit returns. The energy and health care sectors also delivered positive results for the period. The remaining seven sectors ended the reporting period with negative returns, as telecommunication services and consumer staples lagged the field.

Developed international markets, as measured by the MSCI EAFE® Index, trailed their domestic peers and delivered a year-to-date return of -2.75%. Developed markets struggled to gain traction under the weight of sell-offs in the U.S. markets, widespread local political issues, and tariff speculations. Emerging-market stocks, as measured in the MSCI Emerging Markets Index, fared even worse, trailing the S&P 500 with a -6.66% return for the period.

The Federal Reserve Board (the “Fed”) reasserted its influence on markets through actual and forecasted rate hikes and a change in leadership. Under new Fed Chairman Jerome Powell, the FOMC raised the target range for the federal funds rate two times during the reporting period – in March and June. While both hikes were in line with market expectations, the FOMC also projected two more increases through the remainder of 2018, a total of four compared to the three increases projected at the beginning of the year. The FOMC also raised its projection for the federal funds rate from 2.7% to 2.9% in 2019, reflecting its view that economic outlooks will continue to improve.

The Fed’s action followed signals that inflation may be rising faster than desired. Bond yields rose solidly, with the 10-year U.S. Treasury bond crossing the 3.00% threshold a few times before settling at 2.85% to end the period, compared to starting the year at 2.46%. Since rising yields drive bond prices down, returns on the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a return of -1.62%. Investment-grade corporate bonds fared poorly in the rising yield environment. The Bloomberg Barclays U.S. Corporate 10+ Year Bond Index, which tracks investment-grade corporate bonds, ended the period with a return of -6.77%. The Bloomberg Barclays U.S. Corporate High Yield Index fared better, ending with a modest 0.16% gain.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you that as an investor seeking retirement income potential, it’s important to maintain perspective and have realistic expectations about the future performance of your annuity. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement income – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance. Thank you for your confidence in MassMutual.

Sincerely,

Tina Wilson

President

The information provided is the opinion of MML Investment Advisers, LLC as of 7/1/18 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MML Allocation Series – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MML Allocation Series (the “Series”), and who is the Series’ investment adviser?

The MML Allocation Series comprises five Funds – each of which has a “fund of funds” structure. The five Funds in the Series are MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund.

Each Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation. Each Fund invests in a combination of domestic and international mutual funds (“MML Underlying Funds”) using an asset allocation strategy. MML Underlying Funds can include series of the MML Series Investment Fund and MML Series Investment Fund II (which are advised by MML Investment Advisers, LLC (MML Advisers)), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (OFI Global Asset Management), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds. The Series’ investment adviser is MML Advisers.

Through their investment in MML Underlying Funds, the Funds may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high-yield” bonds, including securities in default), inflation-protected securities, bank loans, commodities, real estate, and short-term investments of any kind.

Each Fund’s assets are allocated to its MML Underlying Funds according to an asset allocation strategy stated below. However, a portion of each Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

•	MML Conservative Allocation Fund: Approximately 35% to 45% in equity funds and 55% to 65% in fixed income funds, including money market funds.

•	MML Balanced Allocation Fund: Approximately 45% to 55% in equity funds and 45% to 55% in fixed income funds, including money market funds.

•	MML Moderate Allocation Fund: Approximately 55% to 65% in equity funds and 35% to 45% in fixed income funds, including money market funds.

•	MML Growth Allocation Fund: Approximately 70% to 80% in equity funds and 20% to 30% in fixed income funds, including money market funds.

•	MML Aggressive Allocation Fund: Approximately 85% to 95% in equity funds and 5% to 15% in fixed income funds, including money market funds.

3

MML Allocation Series – Portfolio Summaries (Unaudited) (Continued)

MML Conservative Allocation Fund Asset Allocation (% of Net Assets) on 6/30/18

Fixed Income Funds	61.2%
Equity Funds	38.9%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Balanced Allocation Fund Asset Allocation (% of Net Assets) on 6/30/18

Fixed Income Funds	51.4%
Equity Funds	48.7%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Moderate Allocation Fund Asset Allocation (% of Net Assets) on 6/30/18

Equity Funds	59.0%
Fixed Income Funds	41.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Growth Allocation Fund Asset Allocation (% of Net Assets) on 6/30/18

Equity Funds	73.9%
Fixed Income Funds	26.2%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Aggressive Allocation Fund Asset Allocation (% of Net Assets) on 6/30/18

Equity Funds	89.5%
Fixed Income Funds	10.6%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

4

MML American Funds® Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds® Growth Fund, and who is the Fund’s investment adviser?

The Fund seeks to provide investors with growth of capital through a “master feeder” relationship. (See page 34 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company, managed by Capital Research and Management Company (Capital Research), which has substantially the same investment objective. The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States. The Master Growth Fund may hold a portion of its assets in cash or cash equivalents. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds Growth Fund Asset Allocation (% of Net Assets) on 6/30/18

Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

5

MML American Funds® International Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds® International Fund, and who is the Fund’s investment adviser?

The Fund seeks long-term capital growth of assets through a “master-feeder” relationship. (See page 34 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – International Fund (the “Master International Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company managed by Capital Research and Management Company (Capital Research), which has substantially the same investment objective. The Master International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that Capital Research believes have the potential for growth. The Master International Fund may hold a portion of its assets in cash or cash equivalents. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds International Fund Asset Allocation (% of Net Assets) on 6/30/18

Mutual Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

6

MML American Funds Core Allocation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds Core Allocation Fund, and who is the Fund’s investment adviser?

The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation. The Fund is a “fund of funds” and seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series® (the “American Underlying Funds”), managed by Capital Research and Management Company (Capital Research), using a flexible asset allocation approach. The Fund’s investment adviser invests the Fund’s assets in a combination of domestic and international American Underlying Funds. As of the date of this report, it is expected that the American Underlying Funds will include Class 1 shares of the American Funds Insurance Series – Bond Fund, the American Funds Insurance Series – Blue Chip Income and Growth Fund, the American Funds Insurance Series – Growth-Income Fund, and the American Funds Insurance Series – International Fund. The Fund’s investment adviser allocates the Fund’s assets among a variety of different asset classes through investing in American Underlying Funds in response to changing market, economic, and investment conditions. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds Core Allocation Fund Asset Allocation (% of Net Assets) on 6/30/18

Equity Funds	64.0%
Fixed Income Funds	36.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

7

MML Conservative Allocation Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 38.9%
MML Blue Chip Growth Fund, Initial Class (a)	556,374	$10,821,481
MML Equity Income Fund, Initial Class (a)	966,036	12,017,492
MML Equity Index Fund, Class III (a)	401,809	12,765,469
MML Focused Equity Fund, Class II (a)	172,945	2,255,203
MML Foreign Fund, Initial Class (a)	792,124	8,570,778
MML Fundamental Growth Fund, Class II (a)	535,215	7,535,825
MML Fundamental Value Fund, Class II (a)	769,438	11,718,544
MML Global Fund, Class I (a)	878,796	11,239,806
MML Income & Growth Fund, Initial Class (a)	981,720	12,183,147
MML International Equity Fund, Class II (a)	582,384	6,446,989
MML Large Cap Growth Fund, Initial Class (a)	302,473	3,345,352
MML Mid Cap Growth Fund, Initial Class (a)	447,938	7,610,463
MML Mid Cap Value Fund, Initial Class (a)	781,145	9,404,989
MML Small Cap Growth Equity Fund, Initial Class (a)	140,936	2,335,768
MML Small Company Value Fund, Class II (a)	275,262	4,817,093
MML Small/Mid Cap Value Fund, Initial Class (a)	160,139	2,297,996
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	34,173	2,652,521
Oppenheimer Global Fund/VA, Non-Service Shares (a)	166,435	7,424,673
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	3,108,719	30,403,267
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	2,453,202	6,010,344
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	97,003	2,821,816

		174,679,016

Fixed Income Funds — 61.2%
MML Dynamic Bond Fund, Class II (a)	6,801,006	66,581,844
MML High Yield Fund, Class II (a)	1,393,926	13,744,111
MML Inflation-Protected and Income Fund, Initial Class (a)	1,891,513	19,123,198

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	7,728,391	$93,839,297
MML Short-Duration Bond Fund, Class II (a)	2,453,649	23,849,467
MML Total Return Bond Fund, Class II (a)	5,646,539	57,707,631

		274,845,548

TOTAL MUTUAL FUNDS (Cost $445,326,598)		449,524,564

TOTAL LONG-TERM INVESTMENTS (Cost $445,326,598)		449,524,564

TOTAL INVESTMENTS — 100.1% (Cost $445,326,598) (b)		449,524,564

Other Assets/(Liabilities) — (0.1)%		(350,243)

NET ASSETS — 100.0%		$449,174,321

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Balanced Allocation Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 48.7%
MML Blue Chip Growth Fund, Initial Class (a)	878,985	$17,096,256
MML Equity Income Fund, Initial Class (a)	1,546,943	19,243,972
MML Equity Index Fund, Class III (a)	530,693	16,860,108
MML Focused Equity Fund, Class II (a)	245,824	3,205,543
MML Foreign Fund, Initial Class (a)	1,421,477	15,380,380
MML Fundamental Growth Fund, Class II (a)	765,423	10,777,150
MML Fundamental Value Fund, Class II (a)	1,224,932	18,655,707
MML Global Fund, Class I (a)	1,327,264	16,975,710
MML Income & Growth Fund, Initial Class (a)	1,519,270	18,854,135
MML International Equity Fund, Class II (a)	1,121,212	12,411,822
MML Large Cap Growth Fund, Initial Class (a)	538,125	5,951,660
MML Mid Cap Growth Fund, Initial Class (a)	834,659	14,180,860
MML Mid Cap Value Fund, Initial Class (a)	1,354,437	16,307,416
MML Small Cap Growth Equity Fund, Initial Class (a)	273,359	4,530,437
MML Small Company Value Fund, Class II (a)	414,144	7,247,513
MML Small/Mid Cap Value Fund, Initial Class (a)	328,360	4,711,962
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	63,535	4,931,597
Oppenheimer Global Fund/VA, Non-Service Shares (a)	244,376	10,901,621
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	4,251,829	41,582,890
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	5,373,131	13,164,170
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	204,945	5,961,847

		278,932,756

Fixed Income Funds — 51.4%
MML Dynamic Bond Fund, Class II (a)	6,965,234	68,189,642
MML High Yield Fund, Class II (a)	1,564,750	15,428,433
MML Inflation-Protected and Income Fund, Initial Class (a)	2,094,801	21,178,434

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	8,256,862	$100,256,079
MML Short-Duration Bond Fund, Class II (a)	2,849,383	27,696,008
MML Total Return Bond Fund, Class II (a)	6,060,355	61,936,830

		294,685,426

TOTAL MUTUAL FUNDS (Cost $566,438,002)		573,618,182

TOTAL LONG-TERM INVESTMENTS (Cost $566,438,002)		573,618,182

TOTAL INVESTMENTS — 100.1% (Cost $566,438,002) (b)		573,618,182

Other Assets/(Liabilities) — (0.1)%		(431,499)

NET ASSETS — 100.0%		$573,186,683

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Moderate Allocation Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 59.0%
MML Blue Chip Growth Fund, Initial Class (a)	4,027,299	$78,330,971
MML Equity Income Fund, Initial Class (a)	7,478,093	93,027,483
MML Equity Index Fund, Class III (a)	2,589,595	82,271,439
MML Focused Equity Fund, Class II (a)	1,859,715	24,250,683
MML Foreign Fund, Initial Class (a)	6,984,040	75,567,315
MML Fundamental Growth Fund, Class II (a)	3,176,954	44,731,512
MML Fundamental Value Fund, Class II (a)	5,739,717	87,415,891
MML Global Fund, Class I (a)	6,528,532	83,499,926
MML Income & Growth Fund, Initial Class (a)	7,471,925	92,726,585
MML International Equity Fund, Class II (a)	6,769,127	74,934,234
MML Large Cap Growth Fund, Initial Class (a)	2,364,830	26,155,025
MML Mid Cap Growth Fund, Initial Class (a)	4,544,375	77,208,936
MML Mid Cap Value Fund, Initial Class (a)	6,631,280	79,840,609
MML Small Cap Growth Equity Fund, Initial Class (a)	1,147,269	19,013,948
MML Small Company Value Fund, Class II (a)	2,062,759	36,098,289
MML Small/Mid Cap Value Fund, Initial Class (a)	1,852,636	26,585,331
MML Strategic Emerging Markets Fund, Class II (a)	4,736,541	54,043,938
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	344,819	26,764,876
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,042,333	46,498,483
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	18,237,618	178,363,903
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	16,740,565	41,014,385
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	703,806	20,473,730

		1,368,817,492

Fixed Income Funds — 41.1%
MML Dynamic Bond Fund, Class II (a)	22,644,497	221,689,626
MML High Yield Fund, Class II (a)	4,936,191	48,670,848

	Number of Shares	Value
MML Inflation-Protected and Income Fund, Initial Class (a)	7,482,233	$75,645,373
MML Managed Bond Fund, Initial Class (a)	25,979,077	315,441,908
MML Short-Duration Bond Fund, Class II (a)	10,012,782	97,324,245
MML Total Return Bond Fund, Class II (a)	19,099,705	195,198,987

		953,970,987

TOTAL MUTUAL FUNDS (Cost $2,260,593,256)		2,322,788,479

TOTAL LONG-TERM INVESTMENTS (Cost $2,260,593,256)		2,322,788,479

TOTAL INVESTMENTS — 100.1% (Cost $2,260,593,256) (b)		2,322,788,479

Other Assets/(Liabilities) — (0.1)%		(1,722,737)

NET ASSETS — 100.0%		$2,321,065,742

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MML Growth Allocation Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 73.9%
MML Blue Chip Growth Fund, Initial Class (a)	3,608,373	$70,182,848
MML Equity Income Fund, Initial Class (a)	6,532,082	81,259,097
MML Equity Index Fund, Class III (a)	2,337,686	74,268,298
MML Focused Equity Fund, Class II (a)	1,629,015	21,242,354
MML Foreign Fund, Initial Class (a)	6,415,390	69,414,516
MML Fundamental Growth Fund, Class II (a)	2,520,063	35,482,492
MML Fundamental Value Fund, Class II (a)	5,004,610	76,220,214
MML Global Fund, Class I (a)	5,996,982	76,701,399
MML Income & Growth Fund, Initial Class (a)	6,526,380	80,992,371
MML International Equity Fund, Class II (a)	6,187,287	68,493,268
MML Large Cap Growth Fund, Initial Class (a)	2,189,514	24,216,024
MML Mid Cap Growth Fund, Initial Class (a)	4,299,592	73,050,076
MML Mid Cap Value Fund, Initial Class (a)	6,190,335	74,531,639
MML Small Cap Growth Equity Fund, Initial Class (a)	1,053,642	17,462,244
MML Small Company Value Fund, Class II (a)	1,917,407	33,554,622
MML Small/Mid Cap Value Fund, Initial Class (a)	1,774,728	25,467,341
MML Strategic Emerging Markets Fund, Class II (a)	4,537,302	51,770,618
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	323,618	25,119,195
Oppenheimer Global Fund/VA, Non-Service Shares (a)	879,492	39,234,153
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	14,164,613	138,529,917
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	14,807,899	36,279,352
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	791,111	23,013,422

		1,216,485,460

Fixed Income Funds — 26.2%
MML Dynamic Bond Fund, Class II (a)	9,170,300	89,777,241
MML High Yield Fund, Class II (a)	1,325,037	13,064,864

	Number of Shares	Value
MML Inflation-Protected and Income Fund, Initial Class (a)	6,809,568	$68,844,737
MML Managed Bond Fund, Initial Class (a)	10,892,450	132,257,787
MML Short-Duration Bond Fund, Class II (a)	4,920,067	47,823,055
MML Total Return Bond Fund, Class II (a)	7,850,725	80,234,404

		432,002,088

TOTAL MUTUAL FUNDS (Cost $1,560,077,806)		1,648,487,548

TOTAL LONG-TERM INVESTMENTS (Cost $1,560,077,806)		1,648,487,548

TOTAL INVESTMENTS — 100.1% (Cost $1,560,077,806) (b)		1,648,487,548

Other Assets/(Liabilities) — (0.1)%		(1,047,830)

NET ASSETS — 100.0%		$1,647,439,718

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML Aggressive Allocation Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 89.5%
MML Blue Chip Growth Fund, Initial Class (a)	390,830	$7,601,634
MML Equity Income Fund, Initial Class (a)	725,567	9,026,049
MML Equity Index Fund, Class III (a)	219,545	6,974,948
MML Focused Equity Fund, Class II (a)	200,461	2,614,014
MML Foreign Fund, Initial Class (a)	715,903	7,746,070
MML Fundamental Growth Fund, Class II (a)	274,535	3,865,457
MML Fundamental Value Fund, Class II (a)	548,981	8,360,982
MML Global Fund, Class I (a)	661,056	8,454,900
MML Income & Growth Fund, Initial Class (a)	726,560	9,016,607
MML International Equity Fund, Class II (a)	722,945	8,002,998
MML Large Cap Growth Fund, Initial Class (a)	246,371	2,724,859
MML Mid Cap Growth Fund, Initial Class (a)	504,001	8,562,978
MML Mid Cap Value Fund, Initial Class (a)	706,591	8,507,357
MML Small Cap Growth Equity Fund, Initial Class (a)	129,108	2,139,743
MML Small Company Value Fund, Class II (a)	221,116	3,869,524
MML Small/Mid Cap Value Fund, Initial Class (a)	202,706	2,908,834
MML Strategic Emerging Markets Fund, Class II (a)	604,998	6,903,026
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	36,951	2,868,148
Oppenheimer Global Fund/VA, Non-Service Shares (a)	88,480	3,947,082
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	1,421,654	13,903,780
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,543,186	3,780,805
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	137,812	4,008,940

		135,788,735

Fixed Income Funds — 10.6%
MML Dynamic Bond Fund, Class II (a)	254,697	2,493,483

	Number of Shares	Value
MML Inflation-Protected and Income Fund, Initial Class (a)	425,251	$4,299,285
MML Managed Bond Fund, Initial Class (a)	298,991	3,630,396
MML Short-Duration Bond Fund, Class II (a)	357,450	3,474,411
MML Total Return Bond Fund, Class II (a)	219,881	2,247,181

		16,144,756

TOTAL MUTUAL FUNDS (Cost $143,127,957)		151,933,491

TOTAL LONG-TERM INVESTMENTS (Cost $143,127,957)		151,933,491

TOTAL INVESTMENTS — 100.1% (Cost $143,127,957) (b)		151,933,491

Other Assets/(Liabilities) — (0.1)%		(118,038)

NET ASSETS — 100.0%		$151,815,453

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MML American Funds® Growth Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	2,331,578	$180,394,185

TOTAL MUTUAL FUNDS (Cost $162,681,336)		180,394,185

TOTAL LONG-TERM INVESTMENTS (Cost $162,681,336)		180,394,185

TOTAL INVESTMENTS — 100.1% (Cost $162,681,336) (a)		180,394,185

Other Assets/(Liabilities) — (0.1)%		(200,393)

NET ASSETS — 100.0%		$180,193,792

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MML American Funds® International Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds International Fund, Class 1	3,103,482	$64,148,975

TOTAL MUTUAL FUNDS (Cost $57,809,067)		64,148,975

TOTAL LONG-TERM INVESTMENTS (Cost $57,809,067)		64,148,975

TOTAL INVESTMENTS — 100.1% (Cost $57,809,067) (a)		64,148,975

Other Assets/(Liabilities) — (0.1)%		(85,133)

NET ASSETS — 100.0%		$64,063,842

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MML American Funds Core Allocation Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 64.0%
American Funds Blue Chip Income and Growth Fund, Class 1	18,733,750	$259,275,094
American Funds Growth-Income Fund, Class 1	5,745,025	286,446,924
American Funds International Fund, Class 1	6,774,262	140,023,996

		685,746,014

Fixed Income Funds — 36.1%
American Funds Bond Fund, Class 1	36,650,495	387,395,733

TOTAL MUTUAL FUNDS (Cost $1,048,330,919)		1,073,141,747

TOTAL LONG-TERM INVESTMENTS (Cost $1,048,330,919)		1,073,141,747

TOTAL INVESTMENTS — 100.1% (Cost $1,048,330,919) (a)		1,073,141,747

Other Assets/(Liabilities) — (0.1)%		(1,183,063)

NET ASSETS — 100.0%		$1,071,958,684

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$-	$-
Investments, at value — affiliated issuers (Note 2 & 7) (b)	449,524,564	573,618,182

Total investments	449,524,564	573,618,182

Receivables from:
Investments sold	2,103	117,560
Investment adviser (Note 3)	-	-
Fund shares sold	182,398	-

Total assets	449,709,065	573,735,742

Liabilities:
Payables for:
Investments purchased	154,463	-
Fund shares repurchased	27,590	114,447
Trustees’ fees and expenses (Note 3)	60,074	72,966
Affiliates (Note 3):
Investment advisory fees	36,284	46,167
Administration fees	-	-
Service fees	221,277	279,995
Accrued expense and other liabilities	35,056	35,484

Total liabilities	534,744	549,059

Net assets	$449,174,321	$573,186,683

Net assets consist of:
Paid-in capital	$428,102,840	$530,390,478
Accumulated undistributed (distributions in excess of) net investment income	11,591,154	13,415,345
Accumulated net realized gain (loss) on investments and foreign currency transactions	5,282,361	22,200,680
Net unrealized appreciation (depreciation) on investments and foreign currency translations	4,197,966	7,180,180

Net assets	$449,174,321	$573,186,683

(a) Cost of investments — unaffiliated issuers:	$-	$-
(b) Cost of investments — affiliated issuers:	$445,326,598	$566,438,002

The accompanying notes are an integral part of the financial statements.

16

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$-	$-	$-	$180,394,185	$64,148,975	$1,073,141,747
2,322,788,479	1,648,487,548	151,933,491	-	-	-

2,322,788,479	1,648,487,548	151,933,491	180,394,185	64,148,975	1,073,141,747

566,063	682,881	5,541	6,632	-	-
-	-	-	-	721	-
622,237	22	3,156	32,601	48,113	435,041

2,323,976,779	1,649,170,451	151,942,188	180,433,418	64,197,809	1,073,576,788

-	-	-	-	28,892	398,838
1,175,606	673,899	7,861	38,291	18,870	30,427
267,739	220,272	15,589	15,501	7,455	102,750

186,975	132,990	12,377	21,704	7,774	165,069
-	-	-	36,173	12,957	214,531
1,235,403	662,575	56,903	111,039	41,147	678,209
45,314	40,997	34,005	16,918	16,872	28,280

2,911,037	1,730,733	126,735	239,626	133,967	1,618,104

$2,321,065,742	$1,647,439,718	$151,815,453	$180,193,792	$64,063,842	$1,071,958,684

$2,090,696,533	$1,404,291,578	$132,208,744	$121,112,992	$51,366,539	$884,385,686
48,549,428	28,353,683	1,938,892	148,726	434,182	18,157,005
119,624,558	126,384,715	8,862,283	41,219,225	5,923,213	144,605,165
62,195,223	88,409,742	8,805,534	17,712,849	6,339,908	24,810,828

$2,321,065,742	$1,647,439,718	$151,815,453	$180,193,792	$64,063,842	$1,071,958,684

$-	$-	$-	$162,681,336	$57,809,067	$1,048,330,919
$2,260,593,256	$1,560,077,806	$143,127,957	$-	$-	$-

17

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$103,315,308	$134,321,374

Shares outstanding (a)	10,343,094	13,224,098

Net asset value, offering price and redemption price per share	$9.99	$10.16

Service Class shares:
Net assets	$345,859,013	$438,865,309

Shares outstanding (a)	35,024,745	43,642,910

Net asset value, offering price and redemption price per share	$9.87	$10.06

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

18

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$395,288,258	$613,892,025	$62,944,504	$-	$-	$-

35,912,230	62,764,670	5,856,703	-	-	-

$11.01	$9.78	$10.75	$-	$-	$-

$1,925,777,484	$1,033,547,693	$88,870,949	$-	$-	$-

177,074,942	106,660,195	8,392,742	-	-	-

$10.88	$9.69	$10.59	$-	$-	$-

$-	$-	$-	$180,193,792	$64,063,842	$1,071,958,684

-	-	-	11,441,039	5,882,964	84,221,385

$-	$-	$-	$15.75	$10.89	$12.73

19

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$-	$-
Dividends — affiliated issuers (Note 7)	2,039,052	2,323,036

Total investment income	2,039,052	2,323,036

Expenses (Note 3):
Investment advisory fees	228,131	289,935
Custody fees	11,703	11,712
Audit fees	15,561	15,606
Legal fees	2,221	2,789
Proxy fees	488	487
Shareholder reporting fees	5,406	6,539
Trustees’ fees	11,973	15,155

	275,483	342,223
Administration fees:
Service Class I	-	-
Service fees:
Service Class	440,500	555,284
Service Class I	-	-

Total expenses	715,983	897,507
Expenses waived (Note 3):
Service Class I fees reimbursed by adviser	-	-

Net expenses:	715,983	897,507

Net investment income (loss)	1,323,069	1,425,529

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	-	-
Investment transactions — affiliated issuers (Note 7)	1,171,054	2,195,652
Realized gain distributions — unaffiliated issuers	-	-
Realized gain distributions — affiliated issuers (Note 7)	1,255,628	2,153,515

Net realized gain (loss)	2,426,682	4,349,167

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	-	-
Investment transactions — affiliated issuers (Note 7)	(4,912,336)	(6,172,978)

Net change in unrealized appreciation (depreciation)	(4,912,336)	(6,172,978)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(2,485,654)	(1,823,811)

Net increase (decrease) in net assets resulting from operations	$(1,162,585)	$(398,282)

The accompanying notes are an integral part of the financial statements.

20

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$-	$-	$-	$260,012	$148,670	$3,838,961
7,917,527	4,160,887	260,705	-	-	-

7,917,527	4,160,887	260,705	260,012	148,670	3,838,961

1,188,180	841,052	77,658	129,854	48,695	1,031,390
12,205	12,189	12,203	1,073	1,073	3,274
16,282	16,015	15,447	15,452	15,384	15,781
11,465	7,876	689	716	280	4,660
488	488	488	488	488	488
23,204	16,618	2,604	2,983	1,898	8,946
62,394	43,438	3,904	4,222	1,635	27,110

1,314,218	937,676	112,993	154,788	69,453	1,091,649

-	-	-	216,423	81,160	1,341,321

2,465,743	1,318,158	112,233	-	-	-
-	-	-	216,423	81,160	1,341,321

3,779,961	2,255,834	225,226	587,634	231,773	3,774,291

-	-	-	-	(4,527)	-

3,779,961	2,255,834	225,226	587,634	227,246	3,774,291

4,137,566	1,905,053	35,479	(327,622)	(78,576)	64,670

-	-	-	3,772,576	863,565	25,423,107
14,642,200	19,818,264	1,475,595	-	-	-
-	-	-	17,418,686	3,016,061	46,324,879
9,265,424	8,683,605	1,080,070	-	-	-

23,907,624	28,501,869	2,555,665	21,191,262	3,879,626	71,747,986

-	-	-	(4,907,736)	(4,010,337)	(60,470,130)
(27,981,886)	(25,163,930)	(1,721,535)	-	-	-

(27,981,886)	(25,163,930)	(1,721,535)	(4,907,736)	(4,010,337)	(60,470,130)

(4,074,262)	3,337,939	834,130	16,283,526	(130,711)	11,277,856

$63,304	$5,242,992	$869,609	$15,955,904	$(209,287)	$11,342,526

21

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Conservative Allocation Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,323,069	$9,690,939
Net realized gain (loss)	2,426,682	8,140,970
Net change in unrealized appreciation (depreciation)	(4,912,336)	24,561,837

Net increase (decrease) in net assets resulting from operations	(1,162,585)	42,393,746

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(2,403,173)
Service Class	-	(7,118,539)

Total distributions from net investment income	-	(9,521,712)

From net realized gains:
Initial Class	-	(3,272,357)
Service Class	-	(10,920,916)

Total distributions from net realized gains	-	(14,193,273)

Net fund share transactions (Note 5):
Initial Class	(3,834,180)	(10,157,811)
Service Class	(21,965,993)	(9,736,334)

Increase (decrease) in net assets from fund share transactions	(25,800,173)	(19,894,145)

Total increase (decrease) in net assets	(26,962,758)	(1,215,384)
Net assets
Beginning of period	476,137,079	477,352,463

End of period	$449,174,321	$476,137,079

Accumulated undistributed (distributions in excess of) net investment income at end of period	$11,591,154	$10,268,085

The accompanying notes are an integral part of the financial statements.

22

MML Balanced Allocation Fund		MML Moderate Allocation Fund		MML Growth Allocation Fund
Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

$1,425,529	$11,133,150	$4,137,566	$40,088,892	$1,905,053	$22,982,948
4,349,167	20,711,594	23,907,624	105,205,677	28,501,869	105,441,880
(6,172,978)	30,903,077	(27,981,886)	153,753,242	(25,163,930)	117,606,564

(398,282)	62,747,821	63,304	299,047,811	5,242,992	246,031,392

-	(2,662,293)	-	(7,462,860)	-	(9,408,950)
-	(7,790,707)	-	(31,997,619)	-	(13,200,957)

-	(10,453,000)	-	(39,460,479)	-	(22,609,907)

-	(5,768,559)	-	(19,598,715)	-	(43,216,570)
-	(19,206,081)	-	(96,727,406)	-	(71,929,529)

-	(24,974,640)	-	(116,326,121)	-	(115,146,099)

(5,472,045)	(1,415,170)	(22,844,935)	(19,031,337)	(36,246,899)	(442,345)
(20,296,810)	(263,281)	(121,024,281)	(40,068,539)	(49,897,110)	11,701,041

(25,768,855)	(1,678,451)	(143,869,216)	(59,099,876)	(86,144,009)	11,258,696

(26,167,137)	25,641,730	(143,805,912)	84,161,335	(80,901,017)	119,534,082

599,353,820	573,712,090	2,464,871,654	2,380,710,319	1,728,340,735	1,608,806,653

$573,186,683	$599,353,820	$2,321,065,742	$2,464,871,654	$1,647,439,718	$1,728,340,735

$13,415,345	$11,989,816	$48,549,428	$44,411,862	$28,353,683	$26,448,630

23

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$35,479	$1,537,148
Net realized gain (loss)	2,555,665	7,674,076
Net change in unrealized appreciation (depreciation)	(1,721,535)	15,652,492

Net increase (decrease) in net assets resulting from operations	869,609	24,863,716

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(703,424)
Service Class	-	(810,785)
Service Class I	-	-

Total distributions from net investment income	-	(1,514,209)

From net realized gains:
Initial Class	-	(3,695,389)
Service Class	-	(5,166,022)
Service Class I	-	-

Total distributions from net realized gains	-	(8,861,411)

Net fund share transactions (Note 5):
Initial Class	(4,010,469)	1,722,871
Service Class	(1,806,799)	8,497,216
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(5,817,268)	10,220,087

Total increase (decrease) in net assets	(4,947,659)	24,708,183
Net assets
Beginning of period	156,763,112	132,054,929

End of period	$151,815,453	$156,763,112

Accumulated undistributed (distributions in excess of) net investment income at end of period	$1,938,892	$1,903,413

The accompanying notes are an integral part of the financial statements.

24

MML American Funds Growth Fund		MML American Funds International Fund		MML American Funds Core Allocation Fund
Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

$(327,622)	$110,310	$(78,576)	$496,676	$64,670	$12,957,792
21,191,262	20,411,936	3,879,626	2,109,074	71,747,986	78,116,274
(4,907,736)	17,691,154	(4,010,337)	14,131,377	(60,470,130)	51,746,035

15,955,904	38,213,400	(209,287)	16,737,127	11,342,526	142,820,101

-	-	-	-	-	-
-	-	-	-	-	-
-	(471,539)	-	(507,482)	-	(14,606,463)

-	(471,539)	-	(507,482)	-	(14,606,463)

-	-	-	-	-	-
-	-	-	-	-	-
-	(14,235,317)	-	(5,160,303)	-	(71,053,987)

-	(14,235,317)	-	(5,160,303)	-	(71,053,987)

-	-	-	-	-	-
-	-	-	-	-	-
(7,658,311)	8,548,926	(2,658,023)	1,889,945	(33,657,672)	95,664,276

(7,658,311)	8,548,926	(2,658,023)	1,889,945	(33,657,672)	95,664,276

8,297,593	32,055,470	(2,867,310)	12,959,287	(22,315,146)	152,823,927

171,896,199	139,840,729	66,931,152	53,971,865	1,094,273,830	941,449,903

$180,193,792	$171,896,199	$64,063,842	$66,931,152	$1,071,958,684	$1,094,273,830

$148,726	$476,348	$434,182	$512,758	$18,157,005	$18,092,335

25

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Conservative Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$10.01	$0.04	$(0.06)	$(0.02)	$-	$-	$-	$9.99	(0.20%	)[b]	$103,315	0.12%	[a]	0.78%	[a]
12/31/17	9.63	0.22	0.70	0.92	(0.23)	(0.31)	(0.54)	10.01	9.62%		107,294	0.12%		2.23%
12/31/16	9.83	0.20	0.37	0.57	(0.24)	(0.53)	(0.77)	9.63	5.78%		112,989	0.12%		2.01%
12/31/15	10.94	0.21	(0.25)	(0.04)	(0.32)	(0.75)	(1.07)	9.83	(0.38%	)	117,636	0.12%		1.96%
12/31/14	11.40	0.25	0.33	0.58	(0.29)	(0.75)	(1.04)	10.94	5.13%		131,214	0.13%		2.22%
12/31/13	10.81	0.25	0.93	1.18	(0.26)	(0.33)	(0.59)	11.40	11.32%		141,078	0.13%		2.19%
Service Class
6/30/18[r]	$9.90	$0.03	$(0.06)	$(0.03)	$-	$-	$-	$9.87	(0.30%	)[b]	$345,859	0.37%	[a]	0.52%	[a]
12/31/17	9.53	0.20	0.68	0.88	(0.20)	(0.31)	(0.51)	9.90	9.33%		368,843	0.37%		2.00%
12/31/16	9.74	0.18	0.35	0.53	(0.21)	(0.53)	(0.74)	9.53	5.48%		364,364	0.37%		1.80%
12/31/15	10.85	0.19	(0.26)	(0.07)	(0.29)	(0.75)	(1.04)	9.74	(0.63%	)	338,677	0.37%		1.76%
12/31/14	11.32	0.23	0.31	0.54	(0.26)	(0.75)	(1.01)	10.85	4.83%		342,234	0.38%		2.01%
12/31/13	10.74	0.22	0.93	1.15	(0.24)	(0.33)	(0.57)	11.32	11.07%		326,916	0.38%		1.96%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate[x]	7%	14%	24%	29%	33%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

26

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Balanced Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$10.16	$0.03	$(0.03)	$(0.00)[d]	$-	$-	$-	$10.16	0.00%	[z]	$134,321	0.12%	[a]	0.68%	[a]
12/31/17	9.70	0.21	0.88	1.09	(0.20)	(0.43)	(0.63)	10.16	11.48%		139,773	0.12%		2.06%
12/31/16	10.05	0.18	0.43	0.61	(0.24)	(0.72)	(0.96)	9.70	6.15%		134,716	0.12%		1.84%
12/31/15	11.23	0.19	(0.23)	(0.04)	(0.31)	(0.83)	(1.14)	10.05	(0.36%	)	144,084	0.12%		1.77%
12/31/14	11.58	0.24	0.38	0.62	(0.25)	(0.72)	(0.97)	11.23	5.35%		167,530	0.12%		2.05%
12/31/13	10.85	0.23	1.29	1.52	(0.28)	(0.51)	(0.79)	11.58	14.49%		164,583	0.13%		1.99%
Service Class
6/30/18[r]	$10.07	$0.02	$(0.03)	$(0.01)	$-	$-	$-	$10.06	(0.10%	)[b]	$438,865	0.37%	[a]	0.43%	[a]
12/31/17	9.62	0.18	0.88	1.06	(0.18)	(0.43)	(0.61)	10.07	11.21%		459,581	0.37%		1.82%
12/31/16	9.98	0.16	0.42	0.58	(0.22)	(0.72)	(0.94)	9.62	5.82%		438,996	0.37%		1.62%
12/31/15	11.16	0.17	(0.23)	(0.06)	(0.29)	(0.83)	(1.12)	9.98	(0.61%	)	427,682	0.37%		1.56%
12/31/14	11.52	0.21	0.37	0.58	(0.22)	(0.72)	(0.94)	11.16	5.07%		430,872	0.37%		1.81%
12/31/13	10.80	0.20	1.28	1.48	(0.25)	(0.51)	(0.76)	11.52	14.23%		393,650	0.38%		1.75%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate[x]	6%	15%	18%	26%	23%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.
z	No change in Net Asset Value for the period.

The accompanying notes are an integral part of the financial statements.

27

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Moderate Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$11.00	$0.03	$(0.02)	$0.01	$-	$-	$-	$11.01	0.09%	[b]	$395,288	0.11%	[a]	0.56%	[a]
12/31/17	10.38	0.20	1.15	1.35	(0.20)	(0.53)	(0.73)	11.00	13.33%		417,670	0.11%		1.84%
12/31/16	10.66	0.18	0.54	0.72	(0.23)	(0.77)	(1.00)	10.38	6.89%		411,730	0.11%		1.69%
12/31/15	11.83	0.18	(0.26)	(0.08)	(0.28)	(0.81)	(1.09)	10.66	(0.64%	)	416,556	0.11%		1.59%
12/31/14	12.10	0.21	0.47	0.68	(0.21)	(0.74)	(0.95)	11.83	5.61%		465,943	0.11%		1.76%
12/31/13	10.96	0.20	1.66	1.86	(0.21)	(0.51)	(0.72)	12.10	17.57%		465,692	0.12%		1.74%
Service Class
6/30/18[r]	$10.88	$0.02	$(0.02)	$0.00 [d]	$-	$-	$-	$10.88	0.00%	[z]	$1,925,777	0.36%	[a]	0.31%	[a]
12/31/17	10.28	0.17	1.14	1.31	(0.18)	(0.53)	(0.71)	10.88	12.99%		2,047,202	0.36%		1.60%
12/31/16	10.57	0.15	0.53	0.68	(0.20)	(0.77)	(0.97)	10.28	6.59%		1,968,981	0.36%		1.45%
12/31/15	11.74	0.16	(0.26)	(0.10)	(0.26)	(0.81)	(1.07)	10.57	(0.86%	)	1,922,174	0.36%		1.38%
12/31/14	12.02	0.19	0.46	0.65	(0.19)	(0.74)	(0.93)	11.74	5.37%		1,790,903	0.36%		1.55%
12/31/13	10.89	0.18	1.65	1.83	(0.19)	(0.51)	(0.70)	12.02	17.37%		1,480,843	0.37%		1.51%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate[x]	5%	13%	14%	19%	19%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.
z	No change in Net Asset Value for the period.

The accompanying notes are an integral part of the financial statements.

28

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Growth Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$9.75	$0.02	$0.01	$0.03	$-	$-	$-	$9.78	0.31%	[b]	$613,892	0.11%	[a]	0.38%	[a]
12/31/17	9.16	0.15	1.28	1.43	(0.15)	(0.69)	(0.84)	9.75	16.07%		647,613	0.11%		1.53%
12/31/16	9.69	0.13	0.58	0.71	(0.19)	(1.05)	(1.24)	9.16	7.57%		607,088	0.11%		1.38%
12/31/15	11.28	0.13	(0.21)	(0.08)	(0.28)	(1.23)	(1.51)	9.69	(0.71%	)	605,993	0.11%		1.22%
12/31/14	11.80	0.16	0.52	0.68	(0.19)	(1.01)	(1.20)	11.28	5.77%		660,986	0.11%		1.39%
12/31/13	10.66	0.16	2.13	2.29	(0.21)	(0.94)	(1.15)	11.80	22.64%		659,823	0.12%		1.36%
Service Class
6/30/18[r]	$9.67	$0.01	$0.01	$0.02	$-	$-	$-	$9.69	0.21%	[b]	$1,033,548	0.36%	[a]	0.13%	[a]
12/31/17	9.09	0.12	1.28	1.40	(0.13)	(0.69)	(0.82)	9.67	15.81%		1,080,728	0.36%		1.27%
12/31/16	9.63	0.11	0.56	0.67	(0.16)	(1.05)	(1.21)	9.09	7.23%		1,001,718	0.36%		1.13%
12/31/15	11.22	0.11	(0.22)	(0.11)	(0.25)	(1.23)	(1.48)	9.63	(0.97%	)	1,003,111	0.36%		0.98%
12/31/14	11.74	0.13	0.52	0.65	(0.16)	(1.01)	(1.17)	11.22	5.56%		1,034,580	0.36%		1.14%
12/31/13	10.62	0.13	2.11	2.24	(0.18)	(0.94)	(1.12)	11.74	22.25%		995,436	0.37%		1.11%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate[x]	6%	16%	17%	22%	25%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

29

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Aggressive Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[w,j]		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$10.68	$0.01	$0.06	$0.07	$-	$-	$-	$10.75	0.66%	[b]	$62,945	0.15%	[a]	N/A		0.19%	[a]
12/31/17	9.67	0.12	1.65	1.77	(0.12)	(0.64)	(0.76)	10.68	18.77%		66,517	0.15%		N/A		1.17%
12/31/16	10.10	0.11	0.72	0.83	(0.16)	(1.10)	(1.26)	9.67	8.54%		58,438	0.15%		N/A		1.09%
12/31/15	11.86	0.10	(0.20)	(0.10)	(0.25)	(1.41)	(1.66)	10.10	(0.84%	)	55,420	0.16%		N/A		0.92%
12/31/14	12.38	0.12	0.60	0.72	(0.14)	(1.10)	(1.24)	11.86	5.85%		57,996	0.17%		N/A		0.98%
12/31/13	10.47	0.11	2.65	2.76	(0.14)	(0.71)	(0.85)	12.38	27.39%		56,721	0.19%		0.19%	[l]	0.94%
Service Class
6/30/18[r]	$10.54	$(0.00)[d]	$0.05	$0.05	$-	$-	$-	$10.59	0.47%	[b]	$88,871	0.40%	[a]	N/A		(0.06%	)[a]
12/31/17	9.56	0.10	1.62	1.72	(0.10)	(0.64)	(0.74)	10.54	18.44%		90,246	0.40%		N/A		0.95%
12/31/16	10.00	0.08	0.72	0.80	(0.14)	(1.10)	(1.24)	9.56	8.28%		73,617	0.40%		N/A		0.84%
12/31/15	11.76	0.08	(0.21)	(0.13)	(0.22)	(1.41)	(1.63)	10.00	(1.07%	)	67,973	0.41%		N/A		0.69%
12/31/14	12.29	0.09	0.59	0.68	(0.11)	(1.10)	(1.21)	11.76	5.61%		62,711	0.42%		N/A		0.77%
12/31/13	10.40	0.08	2.64	2.72	(0.12)	(0.71)	(0.83)	12.29	27.15%		51,320	0.44%		0.44%	[l]	0.74%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate[x]	9%	20%	19%	22%	31%	27%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

30

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]		Ratio of expenses to average daily net assets after expense waivers[u,j]		Net investment income (loss) to average daily net assets
Service Class I
6/30/18[r]	$14.37	$(0.03)	$1.41	$1.38	$-	$-	$-	$15.75	9.60%	[b]	$180,194	0.68%	[a]	0.68%	[a,l]	(0.38%	)[a]
12/31/17	12.37	0.01	3.31	3.32	(0.04)	(1.28)	(1.32)	14.37	27.78%		171,896	0.68%		0.68%	[l]	0.07%
12/31/16	14.53	0.05	1.16	1.21	(0.03)	(3.34)	(3.37)	12.37	9.00%		139,841	0.69%		0.69%	[l]	0.37%
12/31/15	14.67	0.03	0.84	0.87	(0.10)	(0.91)	(1.01)	14.53	6.41%		127,667	0.69%		0.69%	[l]	0.22%
12/31/14	14.14	0.12	1.00	1.12	(0.06)	(0.53)	(0.59)	14.67	7.99%		111,927	0.70%		0.70%	[l]	0.83%
12/31/13	11.16	0.07	3.19	3.26	(0.04)	(0.24)	(0.28)	14.14	29.56%		94,167	0.70%		0.70%	[k]	0.55%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate[x]	7%	11%	8%	7%	4%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

31

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds International Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]		Ratio of expenses to average daily net assets after expense waivers[u,j]		Net investment income (loss) to average daily net assets
Service Class I
6/30/18[r]	$10.93	$(0.01)	$(0.03)	$(0.04)	$-	$-	$-	$10.89	(0.37%	)[b]	$64,064	0.71%	[a]	0.70%	[a]	(0.24%	)[a]
12/31/17	9.12	0.08	2.73	2.81	(0.09)	(0.91)	(1.00)	10.93	31.65%		66,931	0.72%		0.70%		0.80%
12/31/16	9.63	0.09	0.21	0.30	(0.11)	(0.70)	(0.81)	9.12	2.97%		53,972	0.72%		0.70%		0.94%
12/31/15	10.48	0.12	(0.63)	(0.51)	(0.10)	(0.24)	(0.34)	9.63	(4.93%	)	55,589	0.72%		0.70%		1.14%
12/31/14	11.27	0.11	(0.43)	(0.32)	(0.10)	(0.37)	(0.47)	10.48	(3.09%	)	51,341	0.73%		0.70%		1.02%
12/31/13	9.62	0.10	1.88	1.98	(0.10)	(0.23)	(0.33)	11.27	21.09%		48,455	0.74%		0.70%		0.98%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate[x]	7%	9%	12%	4%	6%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

32

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds Core Allocation Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c],j		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[w,j]		Net investment income (loss) to average daily net assets
Service Class I
6/30/18[r]	$12.60	$0.00	[d]	$0.13	$0.13	$-	$-	$-	$12.73	1.03%	[b]	$1,071,959	0.70%	[a]	N/A		0.01%	[a]
12/31/17	11.94	0.16		1.56	1.72	(0.18)	(0.88)	(1.06)	12.60	14.94%		1,094,274	0.71%		N/A		1.25%
12/31/16	12.08	0.16		0.92	1.08	(0.24)	(0.98)	(1.22)	11.94	8.97%		941,450	0.71%		N/A		1.29%
12/31/15	12.72	0.16		(0.31)	(0.15)	(0.17)	(0.32)	(0.49)	12.08	(1.12%	)	813,103	0.71%		N/A		1.28%
12/31/14	12.28	0.21		0.78	0.99	(0.13)	(0.42)	(0.55)	12.72	8.05%		696,608	0.72%		N/A		1.71%
12/31/13	10.72	0.19		1.73	1.92	(0.15)	(0.21)	(0.36)	12.28	18.30%		550,517	0.72%		0.72%	[l]	1.68%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate[x]	10%	16%	7%	3%	3%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

33

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Growth Fund (“MML American Funds Growth Fund”)

MML American Funds® International Fund (“MML American Funds International Fund”)

MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II (which are advised by MML Investment Advisers, LLC (“MML Advisers”)), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc., a majority-owned, indirect subsidiary of MassMutual), and non-affiliated funds (together, the “MML Underlying Funds”). The financial statements included herein are those of the Funds. The financial statements of the applicable MML Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539. The assets of each of the five Allocation Funds listed above are diversified and a shareholder’s interest is limited to the MML Underlying Funds in which the shares are invested.

MML American Funds Growth Fund and MML American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Summary Investment Portfolios, are provided separately and should be read in conjunction with the Feeder Funds’ financial statements. As of June 30, 2018, the MML American Funds Growth Fund and MML American Funds International Fund owned 0.70% and 0.65% of the Growth and International Master Funds, respectively. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

34

Notes to Financial Statements (Unaudited) (Continued)

The SEC file number for the American Funds Insurance Series is 811-03857. Additional information related to the Master Funds’ and American Underlying Funds’ financial reports can be located on the SEC’s EDGAR database on its website at http://www.sec.gov.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

Certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of June 30, 2018. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments

35

Notes to Financial Statements (Unaudited) (Continued)

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2018. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds or Master Funds. Because the Underlying Funds have varied expense and fee levels, and the Allocation Funds and MML American Funds Core Allocation Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each of the Allocation Funds and MML American Funds Core Allocation Fund will vary.

Foreign Securities

Certain Underlying Funds or Master Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

36

Notes to Financial Statements (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees

MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Conservative Allocation Fund	0.10%
Balanced Allocation Fund	0.10%
Moderate Allocation Fund	0.10%
Growth Allocation Fund	0.10%
Aggressive Allocation Fund	0.10%
MML American Funds Growth Fund	0.15% on the first $500 million; and
0.125% on any excess over $500 million
MML American Funds International Fund	0.15% on the first $500 million; and
0.125% on any excess over $500 million
MML American Funds Core Allocation Fund	0.20% on the first $750 million; and
0.175% on any excess over $750 million

Administration Fees

For the MML American Funds Growth Fund, MML American Funds International Fund, and MML American Funds Core Allocation Fund, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

Service Class I
MML American Funds Growth Fund	0.25%
MML American Funds International Fund	0.25%
MML American Funds Core Allocation Fund	0.25%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

37

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Master Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

Service Class I
MML American Funds Growth Fund*	0.70%
MML American Funds International Fund*	0.70%

#	Master Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2019.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investments in Underlying Funds or Master Funds (excluding short-term investments) for the period ended June 30, 2018, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Conservative Allocation Fund	$-	$33,233,887	$-	$56,465,224
Balanced Allocation Fund	-	36,811,601	-	59,012,931
Moderate Allocation Fund	-	115,947,066	-	246,500,370
Growth Allocation Fund	-	94,634,265	-	170,219,190
Aggressive Allocation Fund	-	14,740,113	-	19,432,721
MML American Funds Growth Fund	-	21,520,675	-	12,085,350
MML American Funds International Fund	-	5,069,871	-	4,791,770
MML American Funds Core Allocation Fund	-	116,530,215	-	103,837,553

38

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017

	Shares	Amount	Shares	Amount
Conservative Allocation Fund Initial Class
Sold	889,165	$8,861,331	1,066,692	$10,625,566
Issued as reinvestment of dividends	-	-	582,703	5,675,530
Redeemed	(1,269,933)	(12,695,511)	(2,661,802)	(26,458,907)

Net increase (decrease)	(380,768)	$(3,834,180)	(1,012,407)	$(10,157,811)

Conservative Allocation Fund Service Class
Sold	1,980,849	$19,602,258	3,521,990	$34,679,532
Issued as reinvestment of dividends	-	-	1,869,374	18,039,455
Redeemed	(4,200,922)	(41,568,251)	(6,363,380)	(62,455,321)

Net increase (decrease)	(2,220,073)	$(21,965,993)	(972,016)	$(9,736,334)

Balanced Allocation Fund Initial Class
Sold	381,306	$3,862,801	1,315,628	$13,246,040
Issued as reinvestment of dividends	-	-	858,539	8,430,852
Redeemed	(919,403)	(9,334,846)	(2,295,300)	(23,092,062)

Net increase (decrease)	(538,097)	$(5,472,045)	(121,133)	$(1,415,170)

Balanced Allocation Fund Service Class
Sold	2,034,181	$20,508,036	3,679,064	$36,764,859
Issued as reinvestment of dividends	-	-	2,771,744	26,996,788
Redeemed	(4,042,678)	(40,804,846)	(6,410,824)	(64,024,928)

Net increase (decrease)	(2,008,497)	$(20,296,810)	39,984	$(263,281)

Moderate Allocation Fund Initial Class
Sold	570,886	$6,334,535	1,364,854	$14,884,724
Issued as reinvestment of dividends	-	-	2,562,649	27,061,575
Redeemed	(2,637,800)	(29,179,470)	(5,613,792)	(60,977,636)

Net increase (decrease)	(2,066,914)	$(22,844,935)	(1,686,289)	$(19,031,337)

Moderate Allocation Fund Service Class
Sold	3,140,215	$34,377,971	5,979,714	$64,293,602
Issued as reinvestment of dividends	-	-	12,318,184	128,725,025
Redeemed	(14,238,647)	(155,402,252)	(21,716,011)	(233,087,166)

Net increase (decrease)	(11,098,432)	$(121,024,281)	(3,418,113)	$(40,068,539)

Growth Allocation Fund Initial Class
Sold	685,517	$6,698,009	1,513,269	$14,544,847
Issued as reinvestment of dividends	-	-	5,683,102	52,625,520
Redeemed	(4,362,718)	(42,944,908)	(7,026,762)	(67,612,712)

Net increase (decrease)	(3,677,201)	$(36,246,899)	169,609	$(442,345)

Growth Allocation Fund Service Class
Sold	2,099,162	$20,511,853	3,035,792	$28,983,498
Issued as reinvestment of dividends	-	-	9,263,382	85,130,486
Redeemed	(7,217,099)	(70,408,963)	(10,675,133)	(102,412,943)

Net increase (decrease)	(5,117,937)	$(49,897,110)	1,624,041	$11,701,041

39

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017

	Shares	Amount	Shares	Amount
Aggressive Allocation Fund Initial Class
Sold	396,507	$4,297,016	577,723	$6,004,822
Issued as reinvestment of dividends	-	-	437,693	4,398,813
Redeemed	(765,089)	(8,307,485)	(831,073)	(8,680,764)

Net increase (decrease)	(368,582)	$(4,010,469)	184,343	$1,722,871

Aggressive Allocation Fund Service Class
Sold	406,546	$4,332,408	1,138,147	$11,593,094
Issued as reinvestment of dividends	-	-	602,501	5,976,807
Redeemed	(575,710)	(6,139,207)	(881,981)	(9,072,685)

Net increase (decrease)	(169,164)	$(1,806,799)	858,667	$8,497,216

MML American Funds Growth Fund Service Class I
Sold	547,150	$8,389,838	1,304,886	$17,982,588
Issued as reinvestment of dividends	-	-	1,108,278	14,706,856
Redeemed	(1,067,381)	(16,048,149)	(1,755,361)	(24,140,518)

Net increase (decrease)	(520,231)	$(7,658,311)	657,803	$8,548,926

MML American Funds International Fund Service Class I
Sold	298,534	$3,328,322	576,856	$5,835,785
Issued as reinvestment of dividends	-	-	555,665	5,667,785
Redeemed	(539,377)	(5,986,345)	(923,562)	(9,613,625)

Net increase (decrease)	(240,843)	$(2,658,023)	208,959	$1,889,945

MML American Funds Core Allocation Fund Service Class I
Sold	1,830,689	$23,290,670	8,498,879	$105,750,324
Issued as reinvestment of dividends	-	-	7,210,476	85,660,450
Redeemed	(4,485,449)	(56,948,342)	(7,681,655)	(95,746,498)

Net increase (decrease)	(2,654,760)	$(33,657,672)	8,027,700	$95,664,276

6.	Federal Income Tax Information

At June 30, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$445,326,598	$13,566,918	$(9,368,952)	$4,197,966
Balanced Allocation Fund	566,438,002	18,193,227	(11,013,047)	7,180,180
Moderate Allocation Fund	2,260,593,256	99,071,908	(36,876,685)	62,195,223
Growth Allocation Fund	1,560,077,806	106,857,356	(18,447,614)	88,409,742
Aggressive Allocation Fund	143,127,957	9,821,537	(1,016,003)	8,805,534
MML American Funds Growth Fund	162,681,336	17,712,849	-	17,712,849
MML American Funds International Fund	57,809,067	6,339,908	-	6,339,908
MML American Funds Core Allocation Fund	1,048,330,919	40,001,837	(15,191,009)	24,810,828

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act

40

Notes to Financial Statements (Unaudited) (Continued)

of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2017, for federal income tax purposes, there were no unused capital losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Conservative Allocation Fund	$9,521,712	$14,193,273	$-
Balanced Allocation Fund	10,453,000	24,974,640	-
Moderate Allocation Fund	39,460,479	116,326,121	-
Growth Allocation Fund	22,609,907	115,146,099	-
Aggressive Allocation Fund	1,514,209	8,861,411	-
MML American Funds Growth Fund	471,539	14,235,317	-
MML American Funds International Fund	507,482	5,160,303	-
MML American Funds Core Allocation Fund	14,606,463	71,053,987	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2017:

Amount
Conservative Allocation Fund	$41,531
Balanced Allocation Fund	71,073
Moderate Allocation Fund	448,335
Growth Allocation Fund	404,821
Aggressive Allocation Fund	44,685
MML American Funds International Fund	85,497
MML American Funds Core Allocation Fund	131,621

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2017, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses and deferred Trustee compensation.

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$10,334,914	$8,762,416	$(56,994)	$3,193,730
Balanced Allocation Fund	12,058,710	21,672,301	(68,894)	9,532,370
Moderate Allocation Fund	44,660,771	106,251,958	(248,909)	79,642,085

41

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Growth Allocation Fund	$27,277,379	$103,718,394	$(209,313)	$107,118,688
Aggressive Allocation Fund	1,917,769	7,736,810	(14,356)	9,096,877
MML American Funds Growth Fund	490,444	20,028,056	(14,096)	22,620,492
MML American Funds International Fund	519,754	2,081,610	(6,996)	10,312,222
MML American Funds Core Allocation Fund	18,186,168	72,861,384	(93,833)	85,276,753

The Funds did not have any unrecognized tax benefits at June 30, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2018, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2018, was as follows:

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$11,453,863	$1,255,658	$(3,212,654)	$607,263	$717,351	$10,821,481	556,374	$-	$-
MML Dynamic Bond Fund, Class II	67,820,671	1,842,473	(2,000,000)	(1,060,012)	(21,288)	66,581,844	6,801,006	527,473	-
MML Equity Income Fund, Initial Class	12,975,913	1,449,128	(2,393,903)	87,576	(101,222)	12,017,492	966,036	-	-
MML Equity Index Fund, Class III	13,611,967	-	(1,200,000)	154,383	199,119	12,765,469	401,809	-	-
MML Focused Equity Fund, Class II	2,381,942	378,080	(569,798)	35,509	29,470	2,255,203	172,945	-	-
MML Foreign Fund, Initial Class	9,891,708	386,777	(1,395,141)	(469,844)	157,278	8,570,778	792,124	-	-
MML Fundamental Growth Fund, Class II	8,502,554	929,144	(2,636,034)	351,256	388,905	7,535,825	535,215	-	-
MML Fundamental Value Fund, Class II	12,563,957	1,725,982	(2,456,843)	(32,585)	(81,967)	11,718,544	769,438	-	-
MML Global Fund, Class I	12,177,458	730,069	(1,477,115)	(276,296)	85,690	11,239,806	878,796	-	-
MML High Yield Fund, Class II	14,332,217	220,504	(600,000)	(150,491)	(58,119)	13,744,111	1,393,926	220,503	-
MML Income & Growth Fund, Initial Class	13,587,795	1,278,144	(2,457,070)	(468,073)	242,351	12,183,147	981,720	-	-
MML Inflation-Protected and Income Fund, Initial Class	20,240,785	1,314,020	(2,325,005)	7,942	(114,544)	19,123,198	1,891,513	105,055	-
MML International Equity Fund, Class II	7,597,510	502,451	(1,163,816)	(694,015)	204,859	6,446,989	582,384	-	-
MML Large Cap Growth Fund, Initial Class	3,952,062	885,249	(1,646,701)	112,006	42,736	3,345,352	302,473	-	-
MML Managed Bond Fund, Initial Class	100,563,014	9,295,831	(13,825,019)	(1,743,854)	(450,675)	93,839,297	7,728,391	767,139	-
MML Mid Cap Growth Fund, Initial Class	7,962,302	334,014	(1,083,219)	342,007	55,359	7,610,463	447,938	-	-
MML Mid Cap Value Fund, Initial Class	10,285,049	500,875	(1,317,710)	(27,251)	(35,974)	9,404,989	781,145	-	-
MML Short-Duration Bond Fund, Class II	25,435,499	2,218,994	(3,777,419)	48,271	(75,878)	23,849,467	2,453,649	150,849	-
MML Small Cap Growth Equity Fund, Initial Class	2,374,588	127,631	(406,364)	283,975	(44,062)	2,335,768	140,936	-	-

42

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund (Continued)
MML Small Company Value Fund, Class II	$4,815,407	$371,126	$(534,438)	$176,487	$(11,489)	$4,817,093	275,262	$-	$-
MML Small/Mid Cap Value Fund, Initial Class	2,496,808	95,967	(356,650)	64,147	(2,276)	2,297,996	160,139	-	-
MML Total Return Bond Fund, Class II	60,022,275	4,754,680	(6,240,432)	(611,648)	(217,244)	57,707,631	5,646,539	-	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	2,673,680	490,410	(304,389)	(245,338)	38,158	2,652,521	34,173	-	370,178
Oppenheimer Global Fund/VA, Non-Service Shares*	7,978,470	1,186,001	(1,335,591)	(609,745)	205,538	7,424,673	166,435	73,494	519,596
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	31,262,882	109,221	(800,000)	(115,523)	(53,313)	30,403,267	3,108,719	109,221	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	6,713,523	571,463	(949,913)	(397,020)	72,291	6,010,344	2,453,202	52,461	118,717
Oppenheimer Main Street Fund/VA, Non-Service Shares*	2,823,284	279,995	-	(281,463)	-	2,821,816	97,003	32,857	247,137

	$476,497,183	$33,233,887	$(56,465,224)	$(4,912,336)	$1,171,054	$449,524,564		$2,039,052	$1,255,628

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$17,958,778	$1,090,920	$(4,041,559)	$1,595,312	$492,805	$17,096,256	878,985	$-	$-
MML Dynamic Bond Fund, Class II	67,836,306	3,387,291	(1,950,000)	(1,063,199)	(20,756)	68,189,642	6,965,234	532,291	-
MML Equity Income Fund, Initial Class	20,130,705	1,594,365	(2,434,920)	(274,946)	228,768	19,243,972	1,546,943	-	-
MML Equity Index Fund, Class III	19,550,073	-	(3,200,000)	(35,162)	545,197	16,860,108	530,693	-	-
MML Focused Equity Fund, Class II	3,567,797	501,310	(961,629)	25,449	72,616	3,205,543	245,824	-	-
MML Foreign Fund, Initial Class	17,196,665	835,576	(2,095,506)	(855,781)	299,426	15,380,380	1,421,477	-	-
MML Fundamental Growth Fund, Class II	13,726,720	756,347	(4,873,463)	1,259,320	(91,774)	10,777,150	765,423	-	-
MML Fundamental Value Fund, Class II	20,094,654	1,440,025	(2,704,224)	(467,715)	292,967	18,655,707	1,224,932	-	-
MML Global Fund, Class I	18,151,487	605,204	(1,480,524)	(553,991)	253,534	16,975,710	1,327,264	-	-
MML High Yield Fund, Class II	16,078,587	249,397	(665,000)	(176,054)	(58,497)	15,428,433	1,564,750	249,397	-
MML Income & Growth Fund, Initial Class	20,435,340	1,501,262	(2,683,361)	(842,404)	443,298	18,854,135	1,519,270	-	-
MML Inflation-Protected and Income Fund, Initial Class	22,060,179	1,383,866	(2,151,113)	(13,307)	(101,191)	21,178,434	2,094,801	116,478	-
MML International Equity Fund, Class II	14,177,648	695,218	(1,517,150)	(1,202,211)	258,317	12,411,822	1,121,212	-	-
MML Large Cap Growth Fund, Initial Class	5,973,075	1,082,248	(1,334,363)	247,043	(16,343)	5,951,660	538,125	-	-
MML Managed Bond Fund, Initial Class	104,252,244	8,195,289	(9,899,558)	(1,602,663)	(689,233)	100,256,079	8,256,862	816,105	-
MML Mid Cap Growth Fund, Initial Class	14,599,661	377,218	(1,515,842)	464,524	255,299	14,180,860	834,659	-	-
MML Mid Cap Value Fund, Initial Class	17,315,093	394,258	(1,269,578)	(68,122)	(64,235)	16,307,416	1,354,437	-	-
MML Short-Duration Bond Fund, Class II	29,806,611	1,406,284	(3,480,915)	58,808	(94,780)	27,696,008	2,849,383	178,779	-
MML Small Cap Growth Equity Fund, Initial Class	4,237,103	281,938	(427,072)	476,661	(38,193)	4,530,437	273,359	-	-
MML Small Company Value Fund, Class II	7,215,190	262,180	(477,332)	370,104	(122,629)	7,247,513	414,144	-	-
MML Small/Mid Cap Value Fund, Initial Class	4,882,327	72,417	(364,197)	98,558	22,857	4,711,962	328,360	-	-

43

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund (Continued)
MML Total Return Bond Fund, Class II	$62,750,547	$5,305,637	$(5,265,120)	$(593,813)	$(260,421)	$61,936,830	6,060,355	$-	$-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	4,986,388	747,084	(425,168)	(461,977)	85,270	4,931,597	63,535	-	682,016
Oppenheimer Global Fund/VA, Non-Service Shares*	11,706,652	1,560,745	(1,756,815)	(924,763)	315,802	10,901,621	244,376	108,743	768,812
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	42,205,693	149,383	(530,000)	(208,009)	(34,177)	41,582,890	4,251,829	149,383	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	14,392,028	987,667	(1,508,522)	(928,728)	221,725	13,164,170	5,373,131	112,192	253,884
Oppenheimer Main Street Fund/VA, Non-Service Shares*	4,509,287	1,948,472	-	(495,912)	-	5,961,847	204,945	59,668	448,803

	$599,796,838	$36,811,601	$(59,012,931)	$(6,172,978)	$2,195,652	$573,618,182		$2,323,036	$2,153,515

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$86,457,565	$1,076,980	$(19,080,299)	$7,715,200	$2,161,525	$78,330,971	4,027,299	$-	$-
MML Dynamic Bond Fund, Class II	221,108,920	7,054,459	(2,900,001)	(3,542,885)	(30,867)	221,689,626	22,644,497	1,759,459	-
MML Equity Income Fund, Initial Class	98,746,858	5,604,961	(11,051,774)	(2,502,526)	2,229,964	93,027,483	7,478,093	-	-
MML Equity Index Fund, Class III	92,386,239	-	(12,500,000)	283,030	2,102,170	82,271,439	2,589,595	-	-
MML Focused Equity Fund, Class II	25,490,301	3,471,407	(5,352,649)	255,872	385,752	24,250,683	1,859,715	-	-
MML Foreign Fund, Initial Class	92,788,041	44,505	(14,491,439)	(4,976,226)	2,202,434	75,567,315	6,984,040	-	-
MML Fundamental Growth Fund, Class II	53,241,410	90,946	(12,969,550)	5,133,794	(765,088)	44,731,512	3,176,954	-	-
MML Fundamental Value Fund, Class II	99,428,806	660,849	(11,756,057)	(3,298,571)	2,380,864	87,415,891	5,739,717	-	-
MML Global Fund, Class I	86,476,962	5,597,920	(7,106,710)	(2,128,828)	660,582	83,499,926	6,528,532	-	-
MML High Yield Fund, Class II	51,621,220	798,685	(3,000,001)	(471,254)	(277,802)	48,670,848	4,936,191	798,685	-
MML Income & Growth Fund, Initial Class	99,150,642	6,029,967	(10,383,758)	(4,841,589)	2,771,323	92,726,585	7,471,925	-	-
MML Inflation-Protected and Income Fund, Initial Class	77,574,907	4,652,746	(6,164,582)	169,888	(587,586)	75,645,373	7,482,233	419,413	-
MML International Equity Fund, Class II	82,008,958	4,499,300	(5,822,235)	(6,700,378)	948,589	74,934,234	6,769,127	-	-
MML Large Cap Growth Fund, Initial Class	31,513,216	511,807	(6,955,411)	1,191,597	(106,184)	26,155,025	2,364,830	-	-
MML Managed Bond Fund, Initial Class	336,695,620	16,248,800	(29,979,458)	(4,981,745)	(2,541,309)	315,441,908	25,979,077	2,632,376	-
MML Mid Cap Growth Fund, Initial Class	79,918,423	2,920,526	(9,594,690)	1,507,594	2,457,083	77,208,936	4,544,375	-	-
MML Mid Cap Value Fund, Initial Class	88,761,637	69,661	(8,388,165)	(745,231)	142,707	79,840,609	6,631,280	-	-
MML Short-Duration Bond Fund, Class II	104,664,844	5,750,041	(12,965,951)	322,075	(446,764)	97,324,245	10,012,782	624,666	-
MML Small Cap Growth Equity Fund, Initial Class	21,201,651	29,025	(4,345,069)	2,724,511	(596,170)	19,013,948	1,147,269	-	-
MML Small Company Value Fund, Class II	39,141,100	34,830	(4,374,082)	2,532,795	(1,236,354)	36,098,289	2,062,759	-	-
MML Small/Mid Cap Value Fund, Initial Class	23,909,426	3,869,429	(1,762,264)	478,867	89,873	26,585,331	1,852,636	-	-
MML Strategic Emerging Markets Fund, Class II	43,484,577	15,007,413	(3,379,212)	(1,646,854)	578,014	54,043,938	4,736,541	-	-
MML Total Return Bond Fund, Class II	202,044,395	11,243,846	(15,235,911)	(2,295,865)	(557,478)	195,198,987	19,099,705	-	-

44

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
Moderate Allocation Fund (Continued)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	$24,970,974	$5,769,459	$(2,000,409)	$(2,334,494)	$359,346	$26,764,876	344,819	$-	$3,479,149
Oppenheimer Global Fund/VA, Non-Service Shares*	56,206,012	3,766,206	(11,021,800)	(4,501,020)	2,049,085	46,498,483	1,042,333	461,598	3,263,477
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	185,916,498	647,943	(7,105,000)	(1,056,822)	(38,716)	178,363,903	18,237,618	647,943	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	47,235,197	2,669,848	(6,813,893)	(2,383,974)	307,207	41,014,385	16,740,565	340,392	770,287
Oppenheimer Main Street Fund/VA, Non-Service Shares*	14,537,070	7,825,507	-	(1,888,847)	-	20,473,730	703,806	232,995	1,752,511

	$2,466,681,469	$115,947,066	$(246,500,370)	$(27,981,886)	$14,642,200	$2,322,788,479		$7,917,527	$9,265,424

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$75,223,853	$941,331	$(14,609,899)	$5,862,361	$2,765,202	$70,182,848	3,608,373	$-	$-
MML Dynamic Bond Fund, Class II	87,950,370	5,457,731	(2,169,999)	(1,437,164)	(23,697)	89,777,241	9,170,300	717,731	-
MML Equity Income Fund, Initial Class	84,372,793	5,583,142	(8,488,619)	(3,010,410)	2,802,191	81,259,097	6,532,082	-	-
MML Equity Index Fund, Class III	81,664,763	-	(9,500,000)	492,698	1,610,837	74,268,298	2,337,686	-	-
MML Focused Equity Fund, Class II	23,386,361	2,045,106	(4,805,006)	278,095	337,798	21,242,354	1,629,015	-	-
MML Foreign Fund, Initial Class	81,855,412	206,482	(10,072,510)	(4,397,428)	1,822,560	69,414,516	6,415,390	-	-
MML Fundamental Growth Fund, Class II	41,115,243	412,963	(9,481,869)	3,752,584	(316,429)	35,482,492	2,520,063	-	-
MML Fundamental Value Fund, Class II	84,761,589	1,247,459	(9,012,936)	(3,225,193)	2,449,295	76,220,214	5,004,610	-	-
MML Global Fund, Class I	74,762,688	9,653,362	(6,248,549)	(2,072,619)	606,517	76,701,399	5,996,982	-	-
MML High Yield Fund, Class II	13,516,018	211,951	(465,000)	(150,205)	(47,900)	13,064,864	1,325,037	211,951	-
MML Income & Growth Fund, Initial Class	85,307,296	5,207,495	(7,752,605)	(3,868,189)	2,098,374	80,992,371	6,526,380	-	-
MML Inflation-Protected and Income Fund, Initial Class	68,539,428	5,388,536	(4,726,008)	(146,747)	(210,472)	68,844,737	6,809,568	378,261	-
MML International Equity Fund, Class II	75,344,818	3,942,806	(5,585,594)	(6,263,535)	1,054,773	68,493,268	6,187,287	-	-
MML Large Cap Growth Fund, Initial Class	28,068,081	1,275,617	(6,164,524)	1,260,825	(223,975)	24,216,024	2,189,514	-	-
MML Managed Bond Fund, Initial Class	134,827,992	11,211,879	(10,709,779)	(2,238,006)	(834,299)	132,257,787	10,892,450	1,095,007	-
MML Mid Cap Growth Fund, Initial Class	75,328,139	2,034,966	(8,075,860)	1,477,444	2,285,387	73,050,076	4,299,592	-	-
MML Mid Cap Value Fund, Initial Class	76,751,221	2,788,914	(4,387,452)	(1,677,983)	1,056,939	74,531,639	6,190,335	-	-
MML Short-Duration Bond Fund, Class II	50,354,773	3,209,672	(5,679,646)	142,776	(204,520)	47,823,055	4,920,067	306,989	-
MML Small Cap Growth Equity Fund, Initial Class	18,042,210	294,530	(2,723,118)	2,227,960	(379,338)	17,462,244	1,053,642	-	-
MML Small Company Value Fund, Class II	34,064,429	933,664	(2,598,325)	1,235,043	(80,189)	33,554,622	1,917,407	-	-
MML Small/Mid Cap Value Fund, Initial Class	27,820,094	682,885	(3,722,756)	427,249	259,869	25,467,341	1,774,728	-	-

45

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
Growth Allocation Fund (Continued)
MML Strategic Emerging Markets Fund, Class II	$45,975,823	$9,702,600	$(2,976,557)	$(1,418,616)	$487,368	$51,770,618	4,537,302	$-	$-
MML Total Return Bond Fund, Class II	81,018,266	6,526,285	(6,177,756)	(1,075,023)	(57,368)	80,234,404	7,850,725	-	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	24,440,830	4,192,465	(1,647,898)	(2,160,621)	294,419	25,119,195	323,618	-	3,361,011
Oppenheimer Global Fund/VA, Non-Service Shares*	48,538,580	3,342,903	(10,618,188)	(3,269,169)	1,240,027	39,234,153	879,492	393,066	2,778,956
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	142,332,587	2,811,250	(5,700,001)	(873,250)	(40,669)	138,529,917	14,164,613	501,250	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	43,073,829	1,197,550	(6,118,736)	(2,938,855)	1,065,564	36,279,352	14,807,899	312,463	707,086
Oppenheimer Main Street Fund/VA, Non-Service Shares*	20,980,653	4,130,721	-	(2,097,952)	-	23,013,422	791,111	244,169	1,836,552

	$1,729,418,139	$94,634,265	$(170,219,190)	$(25,163,930)	$19,818,264	$1,648,487,548		$4,160,887	$8,683,605

Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$8,363,872	$455,502	$(2,188,069)	$714,817	$255,512	$7,601,634	390,830	$-	$-
MML Dynamic Bond Fund, Class II	2,438,947	293,402	(200,000)	(38,359)	(507)	2,493,483	254,697	19,127	-
MML Equity Income Fund, Initial Class	8,931,817	1,012,512	(885,198)	(78,028)	44,946	9,026,049	725,567	-	-
MML Equity Index Fund, Class III	7,774,745	-	(1,000,000)	29,970	170,233	6,974,948	219,545	-	-
MML Focused Equity Fund, Class II	2,547,743	662,024	(667,045)	29,258	42,034	2,614,014	200,461	-	-
MML Foreign Fund, Initial Class	8,917,658	206,029	(1,080,297)	(449,233)	151,913	7,746,070	715,903	-	-
MML Fundamental Growth Fund, Class II	4,064,203	460,972	(1,018,225)	221,872	136,635	3,865,457	274,535	-	-
MML Fundamental Value Fund, Class II	8,907,887	469,259	(920,396)	(108,774)	13,006	8,360,982	548,981	-	-
MML Global Fund, Class I	8,649,029	789,551	(828,454)	(213,983)	58,757	8,454,900	661,056	-	-
MML Income & Growth Fund, Initial Class	9,037,523	1,023,733	(845,403)	(319,621)	120,375	9,016,607	726,560	-	-
MML Inflation-Protected and Income Fund, Initial Class	4,111,211	466,002	(256,709)	(8,177)	(13,042)	4,299,285	425,251	23,829	-
MML International Equity Fund, Class II	8,025,233	1,322,711	(724,378)	(742,911)	122,343	8,002,998	722,945	-	-
MML Large Cap Growth Fund, Initial Class	3,082,620	360,550	(831,770)	122,243	(8,784)	2,724,859	246,371	-	-
MML Managed Bond Fund, Initial Class	3,765,799	481,250	(532,623)	(65,596)	(18,434)	3,630,396	298,991	29,644	-
MML Mid Cap Growth Fund, Initial Class	8,854,279	303,622	(1,041,491)	223,533	223,035	8,562,978	504,001	-	-
MML Mid Cap Value Fund, Initial Class	8,793,658	459,141	(675,111)	(15,074)	(55,257)	8,507,357	706,591	-	-
MML Short-Duration Bond Fund, Class II	3,323,519	360,251	(205,369)	645	(4,635)	3,474,411	357,450	21,690	-
MML Small Cap Growth Equity Fund, Initial Class	2,347,009	140,967	(592,835)	282,046	(37,444)	2,139,743	129,108	-	-
MML Small Company Value Fund, Class II	4,005,568	199,161	(476,112)	310,870	(169,963)	3,869,524	221,116	-	-
MML Small/Mid Cap Value Fund, Initial Class	3,100,389	108,436	(379,104)	52,934	26,179	2,908,834	202,706	-	-

46

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund (Continued)
MML Strategic Emerging Markets Fund, Class II	$5,766,400	$1,751,595	$(468,962)	$(222,395)	$76,388	$6,903,026	604,998	$-	$-
MML Total Return Bond Fund, Class II	2,295,000	326,327	(342,553)	(27,922)	(3,671)	2,247,181	219,881	-	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	3,037,934	507,550	(469,104)	(288,363)	80,131	2,868,148	36,951	-	399,113
Oppenheimer Global Fund/VA, Non-Service Shares*	5,224,658	469,792	(1,547,765)	(436,068)	236,465	3,947,082	88,480	40,509	286,402
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	14,019,162	700,451	(715,000)	(95,160)	(5,673)	13,903,780	1,421,654	50,451	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	4,266,387	259,152	(540,747)	(239,040)	35,053	3,780,805	1,543,186	32,896	74,443
Oppenheimer Main Street Fund/VA, Non-Service Shares*	3,219,789	1,150,171	(1)	(361,019)	-	4,008,940	137,812	42,559	320,112

	$156,872,039	$14,740,113	$(19,432,721)	$(1,721,535)	$1,475,595	$151,933,491		$260,705	$1,080,070

*	Fund advised by OFI Global Asset Management, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provides for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date will still be required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information will be subject to examination by the SEC staff.

47

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in May and June 2018, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust or MML Advisers (the “Independent Trustees”), re-approved the existing advisory agreements (collectively, the “Contracts”) for each of the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, and MML American Funds Core Allocation Fund. In preparation for the meetings, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. The Committee noted that it had received in the Meeting Materials, or during the course of the past year, detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

48

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2017. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of the MML American Funds International Fund, total net expense information showed the Fund to be in the second comparative quartile of its peer group, and performance information showed the Fund to have had second comparative quartile investment performance in its performance category for the most recent one- and three-year periods. The Committee determined that further inquiry as to expense or performance was not warranted at this time.

The Committee noted the following expense considerations in respect of Funds that had achieved performance in the top two comparative quartiles:

•

MML American Funds Core Allocation Fund – The Committee noted that the Fund has total net expenses and net advisory fees in the third comparative quartile (60th and 63rd percentiles, respectively), 9 and 4 basis points above the peer group medians. The Committee noted that the Fund has nonetheless experienced strong performance, with the Fund’s three-year performance in the first comparative decile (3rd percentile) and its one-year performance in the second comparative quartile (38th percentile). The Committee considered MML Advisers’ statement that the Fund’s relatively high total net expenses are due in part to relatively high administrative fees, which are used in part for shareholder servicing.

•

Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund – The Committee considered MML Advisers’ statements that, although the Funds’ total net expense ratios were in the third comparative quartile (67th, 70th, and 75th percentiles, respectively), the net advisory fees of each Fund were at their peer group medians. They considered that each of the Funds had achieved first or second comparative quartile performance for each of the one- and three-year periods. The Committee considered MML Advisers’ view that the Funds’ manager has delivered strong long-term performance over time.

The Committee considered information regarding the Funds with total net expense ratios in the second comparative quartile (or slightly above median) that had underperformed in recent periods compared to their performance category.

•

Conservative Allocation Fund and Moderate Allocation Fund – The Committee considered MML Advisers’ statements that, although each Fund’s performance was in the fourth comparative quartile for the one-year period (91st and 78th percentiles, respectively) and in the third comparative quartile for the three-year period (70th and 60th percentiles, respectively), the Funds’ risk-adjusted returns (with equity allocations at the low end of their ranges) were in line with MML Advisers’ expectations for each Fund. The Committee considered that the Conservative Allocation Fund’s total net expenses were below the peer group median (40th percentile) and the Moderate Allocation Fund’s total net expenses were three basis points above the peer group median (69th percentile). The Committee also considered that both the Conservative Allocation Fund’s and the Moderate Allocation Fund’s net advisory fees were at the peer group median.

The Committee considered information regarding the MML American Funds Growth Fund, which has a total net expense ratio in the third comparative quartile and that had experienced performance in the third comparative quartile.

•

MML American Funds Growth Fund – The Committee considered that although the Fund’s total net expense ratio is in the third comparative quartile (64th percentile), the Fund’s net advisory fee is in the first comparative decile (6th percentile). The Committee considered that, although the Fund had experienced one-year performance in the third comparative quartile (67th percentile), it had achieved three-year performance in the second comparative quartile (27th percentile).

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds.

49

Other Information (Unaudited) (Continued)

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (iv) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

50

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2018

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2018:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2018.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Conservative Allocation Fund
Initial Class	$1,000	0.12%	$998.00	$0.59	$1,024.10	$0.60
Service Class	1,000	0.37%	997.00	1.82	1,022.80	1.85
Balanced Allocation Fund
Initial Class	1,000	0.12%	1,000.00	0.59	1,024.10	0.60
Service Class	1,000	0.37%	999.00	1.82	1,022.80	1.85
Moderate Allocation Fund
Initial Class	1,000	0.11%	1,000.90	0.54	1,024.10	0.55
Service Class	1,000	0.36%	1,000.00	1.78	1,022.90	1.80
Growth Allocation Fund
Initial Class	1,000	0.11%	1,003.10	0.54	1,024.10	0.55
Service Class	1,000	0.36%	1,002.10	1.78	1,022.90	1.80

51

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Aggressive Allocation Fund
Initial Class	$1,000	0.15%	$1,006.60	$0.74	$1,023.90	$0.75
Service Class	1,000	0.40%	1,004.70	1.98	1,022.70	1.99
MML American Funds Growth Fund
Service Class I**	1,000	1.02%	1,096.00	5.27	1,019.60	5.08
MML American Funds International Fund
Service Class I**	1,000	1.22%	996.30	6.01	1,018.60	6.07
MML American Funds Core Allocation Fund
Service Class I	1,000	0.70%	1,010.30	3.47	1,021.20	3.49

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2018, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

**	The annualized expense ratio reflects the expenses of both the Feeder Fund and the Master Fund in which it invests.

52

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2018 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-45236-00

MassMutual

Semiannual Report

MML Series Investment Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2018

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Tina Wilson

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance.”

June 30, 2018

Welcome to the MML Series Investment Fund Semiannual Report, covering the six-month period from January 1, 2018 to June 30, 2018.

Market Highlights

•	During the first half of 2018, U.S. stocks encountered more volatility than investors experienced in all of 2017, while delivering mixed year-to-date returns.

•	Economic data supported a global growth environment in spite of headwinds caused by political and geopolitical tensions.

•	Foreign stocks in developed markets trailed their U.S. counterparts for the period, but fared better than stocks in emerging markets.

•	U.S. bonds faced headwinds, as the Federal Open Market Committee (FOMC) increased short-term rates two times under its new leadership.

Market Commentary

Domestic stocks continued to rise sharply at the start of the period, but encountered increased volatility beginning in February. After a two-and-a-half-year streak of positive quarterly results, both the S&P 500® Index* (S&P 500) and the Dow Jones Industrial AverageSM (Dow) declined for the first quarter of 2018. Both indexes hit record highs in January, but both struggled to hold onto their positive year-to-date returns as the first half of the year ended.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. For nine quarters through the end of 2017, the Chicago Board Options Exchange (CBOE) Volatility Index (VIX) had remained uncharacteristically calm. Through the last quarter of 2017, markets absorbed major headline-making events – such as a series of major hurricanes, wildfires, and geopolitical turbulence – with only modest fluctuations. In a stark turnaround, during the first quarter of 2018, the S&P 500 gained or lost one percent of its value 23 times.

Several factors contributed to this market volatility. Wage growth in the U.S. triggered the first major sell-off in domestic markets for the year, as investors sought to balance the likelihood of continued growth against FOMC intentions to raise the short-term federal funds rate several times in the years ahead. The federal funds rate is the interest rate that banks and financial institutions charge each other for borrowing funds overnight. Scrutiny concerning revelations about how social media companies use data, and in particular, how social media giant Facebook had allowed customer data to be mined, undercut investor confidence in the information technology sector, triggering subsequent rounds of sell-offs. Lastly, political turbulence unsettled markets, as investors tried to assess the impacts of reduced taxes, increasing federal debt limits, risks of a potential global trade war, and whether or not the historic summit between President Trump and North Korea’s Kim Jong-un would result in a permanent denuclearization.

*	Indexes mentioned in this report are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

As a result, the broad market S&P 500 delivered a modest 2.65% return for the period, and the Dow ended down 0.73%. The technology-heavy NASDAQ Composite Index fared better, advancing 9.37%, as prominent technology companies like Apple, Netflix, and Google led the way. Small- and mid-cap stocks outperformed their larger peers and growth stocks widely outperformed their value counterparts during the period.

The information technology and consumer discretionary sectors led all others during the first half of 2018, as both delivered double-digit returns. The energy and health care sectors also delivered positive results for the period. The remaining seven sectors ended the reporting period with negative returns, as telecommunication services and consumer staples lagged the field.

Developed international markets, as measured by the MSCI EAFE® Index, trailed their domestic peers and delivered a year-to-date return of -2.75%. Developed markets struggled to gain traction under the weight of sell-offs in the U.S. markets, widespread local political issues, and tariff speculations. Emerging-market stocks, as measured in the MSCI Emerging Markets Index, fared even worse, trailing the S&P 500 with a -6.66% return for the period.

The Federal Reserve Board (the “Fed”) reasserted its influence on markets through actual and forecasted rate hikes and a change in leadership. Under new Fed Chairman Jerome Powell, the FOMC raised the target range for the federal funds rate two times during the reporting period – in March and June. While both hikes were in line with market expectations, the FOMC also projected two more increases through the remainder of 2018, a total of four compared to the three increases projected at the beginning of the year. The FOMC also raised its projection for the federal funds rate from 2.7% to 2.9% in 2019, reflecting its view that economic outlooks will continue to improve.

The Fed’s action followed signals that inflation may be rising faster than desired. Bond yields rose solidly, with the 10-year U.S. Treasury bond crossing the 3.00% threshold a few times before settling at 2.85% to end the period, compared to starting the year at 2.46%. Since rising yields drive bond prices down, returns on the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a return of -1.62%. Investment-grade corporate bonds fared poorly in the rising yield environment. The Bloomberg Barclays U.S. Corporate 10+ Year Bond Index, which tracks investment-grade corporate bonds, ended the period with a return of -6.77%. The Bloomberg Barclays U.S. Corporate High Yield Index fared better, ending with a modest 0.16% gain.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you that as an investor seeking retirement income potential, it’s important to maintain perspective and have realistic expectations about the future performance of your annuity. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement income – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance. Thank you for your confidence in MassMutual.

Sincerely,

Tina Wilson

President

The information provided is the opinion of MML Investment Advisers, LLC as of 7/1/18 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MML Blue Chip Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blue Chip Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/18

Amazon.com, Inc.	10.6%
Facebook, Inc. Class A	5.4%
Microsoft Corp.	4.8%
Alphabet, Inc. Class C	4.1%
Booking Holdings, Inc.	3.9%
Alibaba Group Holding Ltd. Sponsored ADR	3.6%
The Boeing Co.	3.3%
Visa, Inc. Class A	3.3%
UnitedHealth Group, Inc.	2.9%
Mastercard, Inc. Class A	2.8%

44.7%

MML Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/18

Communications	33.0%
Consumer, Non-cyclical	20.1%
Technology	16.5%
Financial	14.6%
Consumer, Cyclical	7.9%
Industrial	6.7%
Basic Materials	0.5%
Utilities	0.3%
Mutual Funds	0.0%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

MML Equity Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Income Fund, and who is the Fund’s subadviser?

The Fund seeks dividend income and long-term capital growth by investing primarily in common stocks, with an emphasis on large-capitalization companies that have a strong track record of paying dividends or that the Fund’s subadviser believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Equity Income Fund Largest Holdings (% of Net Assets) on 6/30/18

JP Morgan Chase & Co.	3.5%
Wells Fargo & Co.	3.2%
Exxon Mobil Corp.	2.7%
Twenty-First Century Fox, Inc. Class B	2.3%
Microsoft Corp.	2.2%
DowDuPont, Inc.	2.1%
Total SA	2.1%
Verizon Communications, Inc.	2.0%
Anthem, Inc.	1.8%
The Southern Co.	1.8%

23.7%

MML Equity Income Fund Sector Table (% of Net Assets) on 6/30/18

Financial	27.7%
Consumer, Non-cyclical	18.9%
Energy	10.7%
Industrial	9.0%
Communications	8.9%
Utilities	6.4%
Technology	6.0%
Consumer, Cyclical	5.9%
Basic Materials	4.9%
Mutual Funds	0.0%

Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%

Net Assets	100.0%

MML Equity Index Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Index Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the Index. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MML Equity Index Fund Largest Holdings (% of Net Assets) on 6/30/18

Apple, Inc.	3.9%
Microsoft Corp.	3.3%
Amazon.com, Inc.	3.0%
Facebook, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.5%
JP Morgan Chase & Co.	1.5%
Exxon Mobil Corp.	1.5%
Alphabet, Inc. Class C	1.5%
Alphabet, Inc. Class A	1.5%
Johnson & Johnson	1.4%

21.1%

MML Equity Index Fund Sector Table (% of Net Assets) on 6/30/18

Consumer, Non-cyclical	21.3%
Financial	18.0%
Technology	16.4%
Communications	14.8%
Industrial	9.3%
Consumer, Cyclical	8.2%
Energy	6.3%
Utilities	2.9%
Basic Materials	2.1%

Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%

Net Assets	100.0%

*

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MML Focused Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Focused Equity Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadviser believes are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Focused Equity Fund Largest Holdings (% of Net Assets) on 6/30/18

NIKE, Inc. Class B	5.5%
Canadian National Railway Co.	4.9%
The TJX Cos., Inc.	4.8%
Chubb Ltd.	4.6%
Union Pacific Corp.	4.5%
Public Storage	4.5%
American Express Co.	4.2%
Medtronic PLC	4.2%
The PNC Financial Services Group, Inc.	4.2%
Bristol-Myers Squibb Co.	4.0%

45.4%

MML Focused Equity Fund Sector Table (% of Net Assets) on 6/30/18

Financial	29.2%
Consumer, Non-cyclical	25.1%
Industrial	16.7%
Consumer, Cyclical	16.6%
Technology	7.6%
Basic Materials	3.1%

Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%

Net Assets	100.0%

MML Foreign Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Foreign Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments of issuers located outside of the U.S., including those in emerging markets. Under normal market conditions, the Fund invests predominantly in equity securities, primarily to predominantly common stocks, and, while there are no set percentage targets, the Fund invests predominantly in large- to medium-capitalization companies with market capitalization values greater than $2 billion and may invest a portion in smaller companies. The Fund’s subadviser is Templeton Investment Counsel, LLC (Templeton).

MML Foreign Fund Largest Holdings (% of Net Assets) on 6/30/18

Samsung Electronics Co. Ltd.	2.9%
BP PLC	2.9%
Royal Dutch Shell PLC Class B	2.8%
Bayer AG Registered	2.0%
Eni SpA	1.9%
Standard Chartered PLC	1.9%
Teva Pharmaceutical Industries Ltd. Sponsored ADR	1.8%
Infineon Technologies AG	1.8%
Roche Holding AG	1.8%
HSBC Holdings PLC	1.8%

21.6%

MML Foreign Fund Sector Table (% of Net Assets) on 6/30/18

Financial	20.6%
Consumer, Non-cyclical	20.5%
Energy	13.4%
Communications	10.9%
Industrial	10.1%
Technology	6.5%
Basic Materials	6.1%
Consumer, Cyclical	5.9%
Utilities	2.8%
Diversified	1.3%
Mutual Funds	0.5%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

MML Fundamental Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Fundamental Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadviser believes offer the potential for long-term growth. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Fundamental Growth Fund Largest Holdings (% of Net Assets) on 6/30/18

Microsoft Corp.	6.9%
Alphabet, Inc. Class C	5.5%
Amazon.com, Inc.	5.2%
Facebook, Inc. Class A	4.3%
Apple, Inc.	3.9%
The Home Depot, Inc.	3.0%
Visa, Inc. Class A	2.9%
Mastercard, Inc. Class A	2.4%
The TJX Cos., Inc.	2.2%
salesforce.com, Inc.	1.7%

38.0%

MML Fundamental Growth Fund Sector Table (% of Net Assets) on 6/30/18

Technology	26.2%
Communications	20.6%
Consumer, Non-cyclical	16.5%
Financial	11.4%
Consumer, Cyclical	11.0%
Industrial	6.6%
Energy	6.1%
Basic Materials	1.6%

Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%

Net Assets	100.0%

MML Fundamental Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, with a focus on companies with large market capitalizations (which the subadviser believes are generally above $2 billion). The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/18

JP Morgan Chase & Co.	4.6%
Chevron Corp.	3.1%
Citigroup, Inc.	2.7%
Bank of America Corp.	2.6%
Cisco Systems, Inc.	2.5%
Wells Fargo & Co.	2.5%
The PNC Financial Services Group, Inc.	2.4%
Intel Corp.	2.3%
Merck & Co., Inc.	2.0%
EOG Resources, Inc.	2.0%

26.7%

MML Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/18

Financial	27.4%
Consumer, Non-cyclical	17.9%
Energy	12.3%
Industrial	9.5%
Technology	9.0%
Communications	8.4%
Consumer, Cyclical	7.2%
Basic Materials	3.6%
Utilities	3.3%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

MML Global Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in the equity securities of U.S. and foreign companies, including companies in developed and emerging markets. The Fund may invest a significant percentage of its assets in issuers in a single industry, sector, country, or region. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Global Fund Largest Holdings (% of Net Assets) on 6/30/18

Thermo Fisher Scientific, Inc.	2.9%
Visa, Inc. Class A	2.9%
Bayer AG Registered	2.7%
Medtronic PLC	2.6%
Accenture PLC Class A	2.6%
Honeywell International, Inc.	2.4%
Nestle SA Registered	2.4%
Comcast Corp. Class A	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
Reckitt Benckiser Group PLC	2.2%

25.4%

MML Global Fund Sector Table (% of Net Assets) on 6/30/18

Consumer, Non-cyclical	36.9%
Industrial	17.7%
Financial	13.6%
Consumer, Cyclical	8.3%
Communications	8.0%
Technology	7.7%
Basic Materials	5.3%
Mutual Funds	2.7%
Energy	1.1%

Total Long-Term Investments	101.3%
Short-Term Investments and Other Assets and Liabilities	(1.3)%

Net Assets	100.0%

MML Growth & Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Growth & Income Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation and income by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities and equity-related securities, including convertible securities, preferred stocks, options, and warrants, of U.S. companies with market capitalizations at the time of purchase greater than $1 billion. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Growth & Income Fund Largest Holdings (% of Net Assets) on 6/30/18

JP Morgan Chase & Co.	3.6%
Alphabet, Inc. Class A	3.3%
Bank of America Corp.	3.0%
Visa, Inc. Class A	3.0%
Johnson & Johnson	2.6%
American Tower Corp.	2.6%
Thermo Fisher Scientific, Inc.	2.2%
Danaher Corp.	2.2%
Medtronic PLC	2.2%
EOG Resources, Inc.	2.1%

26.8%

MML Growth & Income Fund Sector Table (% of Net Assets) on 6/30/18

Consumer, Non-cyclical	22.8%
Financial	21.8%
Technology	16.6%
Communications	9.6%
Consumer, Cyclical	9.6%
Industrial	9.4%
Energy	5.5%
Basic Materials	2.4%
Utilities	0.5%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

MML Income & Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Income & Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return and current income by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadviser believes are generally above $2 billion). The Fund’s subadviser is Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley).

MML Income & Growth Fund Largest Holdings (% of Net Assets) on 6/30/18

Bank of America Corp.	3.1%
BP PLC Sponsored ADR	2.8%
Wells Fargo & Co.	2.7%
JP Morgan Chase & Co.	2.6%
DowDuPont, Inc.	2.5%
American Express Co.	2.4%
Pfizer, Inc.	2.4%
Chevron Corp.	2.4%
ConocoPhillips	2.3%
Phillips 66	2.3%

25.5%

MML Income & Growth Fund Sector Table (% of Net Assets) on 6/30/18

Financial	25.2%
Consumer, Non-cyclical	19.0%
Energy	14.5%
Industrial	9.1%
Consumer, Cyclical	7.9%
Technology	7.4%
Basic Materials	5.9%
Utilities	3.1%
Communications	2.8%

Total Long-Term Investments	94.9%
Short-Term Investments and Other Assets and Liabilities	5.1%

Net Assets	100.0%

MML International Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of non-U.S. companies located in non-U.S. markets throughout the world, including emerging markets. The Fund may invest a substantial portion of its assets in just one region or country and may, but does not currently intend to, invest in U.S. companies. Ordinarily, the Fund’s portfolio typically holds thirty to sixty stocks and the Fund invests in the securities of at least five countries outside the U.S. The Fund’s subadviser is Harris Associates L.P. (Harris).

MML International Equity Fund Largest Holdings (% of Net Assets) on 6/30/18

BNP Paribas SA	4.6%
Daimler AG Registered	4.4%
Lloyds Banking Group PLC	4.2%
Allianz SE Registered	3.9%
Credit Suisse Group AG Registered	3.8%
Intesa Sanpaolo SpA	3.8%
Bayerische Motoren Werke AG	3.7%
Hennes & Mauritz AB Class B	3.4%
Glencore PLC	2.9%
CNH Industrial NV	2.8%

37.5%

MML International Equity Fund Sector Table (% of Net Assets) on 6/30/18

Financial	32.3%
Consumer, Cyclical	21.9%
Consumer, Non-cyclical	12.7%
Communications	11.8%
Industrial	11.2%
Mutual Funds	3.6%
Basic Materials	3.3%
Technology	2.2%
Energy	0.4%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MML Large Cap Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Large Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in large-capitalization companies that the Fund’s subadviser believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index. The Fund’s subadviser is Loomis, Sayles & Company, L.P. (Loomis Sayles).

MML Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/18

Amazon.com, Inc.	7.7%
Facebook, Inc. Class A	7.0%
Alibaba Group Holding Ltd. Sponsored ADR	6.5%
Visa, Inc. Class A	6.0%
Oracle Corp.	4.7%
Autodesk, Inc.	3.9%
Monster Beverage Corp.	3.6%
Regeneron Pharmaceuticals, Inc.	3.3%
Microsoft Corp.	3.1%
Alphabet, Inc. Class A	3.1%

48.9%

MML Large Cap Growth Fund Sector Table (% of Net Assets) on 6/30/18

Communications	31.7%
Consumer, Non-cyclical	26.4%
Technology	16.6%
Financial	9.8%
Industrial	6.5%
Consumer, Cyclical	5.4%
Energy	3.0%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MML Managed Volatility Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Managed Volatility Fund and who is the Fund’s subadviser?

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. The Fund’s stock portfolio will have approximately 500 stocks, and seeks to duplicate the investment composition and return of the S&P 500® Index* (the “Index”) by holding each stock included in the Index in approximately the same proportion as each stock’s relative weighting in the Index. The Fund’s subadviser is Gateway Investment Advisers, LLC (Gateway).

MML Managed Volatility Fund Largest Holdings (% of Net Assets) on 6/30/18

Apple, Inc.	3.9%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.9%
Facebook, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.5%
JP Morgan Chase & Co.	1.5%
Exxon Mobil Corp.	1.5%
Alphabet, Inc. Class C	1.5%
Alphabet, Inc. Class A	1.4%
Johnson & Johnson	1.4%

20.9%

MML Managed Volatility Fund Sector Table (% of Net Assets) on 6/30/18

Consumer, Non-cyclical	21.3%
Financial	18.5%
Technology	16.3%
Communications	14.7%
Industrial	9.3%
Consumer, Cyclical	8.2%
Energy	6.2%
Utilities	2.9%
Basic Materials	2.0%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

*

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MML Mid Cap Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Mid Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer the potential for above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the subadviser expects to grow at a faster rate than the average company. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/18

T. Rowe Price Government Reserve Investment Fund 1.000% 9/19/39	3.1%
Teleflex, Inc.	2.4%
Textron, Inc.	2.4%
Microchip Technology, Inc.	2.0%
Keysight Technologies, Inc.	1.9%
Tapestry, Inc.	1.8%
Dollar General Corp.	1.8%
Roper Technologies, Inc.	1.8%
The Cooper Cos., Inc.	1.7%
Hologic, Inc.	1.6%

20.5%

MML Mid Cap Growth Fund Sector Table (% of Net Assets) on 6/30/18

Consumer, Non-cyclical	24.7%
Industrial	21.6%
Consumer, Cyclical	16.9%
Technology	12.7%
Financial	8.2%
Mutual Funds	6.4%
Communications	3.5%
Basic Materials	3.1%
Energy	1.5%
Utilities	1.0%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

MML Mid Cap Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer prospects for long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium-size companies. The Fund’s subadviser is American Century Investment Management, Inc. (American Century).

MML Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/18

Zimmer Biomet Holdings, Inc.	2.9%
Northern Trust Corp.	2.2%
Johnson Controls International PLC	2.1%
Hubbell, Inc.	2.0%
Invesco Ltd.	2.0%
Weyerhaeuser Co.	2.0%
BB&T Corp.	2.0%
WestRock Co.	1.8%
Conagra Brands, Inc.	1.8%
iShares Russell Mid-Cap Value ETF	1.7%

20.5%

MML Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/18

Financial	25.3%
Consumer, Non-cyclical	21.7%
Industrial	19.2%
Energy	10.4%
Consumer, Cyclical	7.7%
Utilities	6.9%
Technology	4.6%
Mutual Funds	1.7%

Total Long-Term Investments	97.5%
Short-Term Investments and Other Assets and Liabilities	2.5%

Net Assets	100.0%

MML Small Cap Growth Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Cap Growth Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadviser believes offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/18

Insulet Corp.	1.9%
Performance Food Group Co.	1.5%
HubSpot, Inc.	1.5%
Carpenter Technology Corp.	1.4%
Ferro Corp.	1.3%
Actuant Corp. Class A	1.3%
2U, Inc.	1.3%
Wix.com Ltd.	1.2%
TriNet Group, Inc.	1.2%
Planet Fitness, Inc. Class A	1.2%

13.8%

MML Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/18

Consumer, Non-cyclical	22.7%
Financial	18.1%
Industrial	13.7%
Consumer, Cyclical	13.1%
Technology	11.4%
Communications	10.1%
Basic Materials	5.9%
Mutual Funds	5.4%
Energy	3.1%
Utilities	0.5%

Total Long-Term Investments	104.0%
Short-Term Investments and Other Assets and Liabilities	(4.0)%

Net Assets	100.0%

MML Small Company Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Company Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/18

Littelfuse, Inc.	1.8%
Home BancShares, Inc.	1.7%
Green Dot Corp. Class A	1.4%
Quidel Corp.	1.4%
Landstar System, Inc.	1.2%
BankUnited, Inc.	1.2%
Nomad Foods Ltd.	1.2%
East West Bancorp, Inc.	1.1%
SVB Financial Group	1.1%
Belden, Inc.	1.1%

13.2%

MML Small Company Value Fund Sector Table (% of Net Assets) on 6/30/18

Financial	34.2%
Consumer, Non-cyclical	16.3%
Industrial	15.9%
Consumer, Cyclical	8.9%
Utilities	6.5%
Energy	6.2%
Basic Materials	4.0%
Technology	3.1%
Mutual Funds	2.9%
Communications	2.9%
Diversified	0.1%

Total Long-Term Investments	101.0%
Short-Term Investments and Other Assets and Liabilities	(1.0)%

Net Assets	100.0%

MML Small/Mid Cap Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small/Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in securities that the Fund’s subadviser believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small- and mid-cap companies. The Fund’s subadviser is AllianceBernstein L.P. (AllianceBernstein).

MML Small/Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/18

Zions Bancorp	1.6%
Everest Re Group Ltd.	1.6%
Reinsurance Group of America, Inc.	1.5%
Verint Systems, Inc.	1.5%
QEP Resources, Inc.	1.4%
ICON PLC	1.4%
American Financial Group, Inc.	1.3%
Regal Beloit Corp.	1.3%
Cooper-Standard Holding, Inc.	1.3%
Alcoa Corp.	1.3%

14.2%

MML Small/Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/18

Financial	29.2%
Consumer, Cyclical	15.4%
Industrial	13.9%
Consumer, Non-cyclical	11.0%
Energy	10.2%
Technology	8.2%
Utilities	4.1%
Communications	3.1%
Basic Materials	1.8%

Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%

Net Assets	100.0%

MML Total Return Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Total Return Bond Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser to be of comparable quality). The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MML Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/18

Corporate Debt	30.7%
U.S. Government Agency Obligations and Instrumentalities	30.3%
U.S. Treasury Obligations	25.6%
Non-U.S. Government Agency Obligations	13.7%
Municipal Obligations	1.4%
Bank Loans	0.3%

Total Long-Term Investments	102.0%
Short-Term Investments and Other Assets and Liabilities	(2.0)%

Net Assets	100.0%

MML Blue Chip Growth Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.4%
Basic Materials — 0.5%
Chemicals — 0.5%
DowDuPont, Inc.	12,893	$849,906
The Sherwin-Williams Co.	3,231	1,316,859

		2,166,765

Communications — 33.0%
Internet — 33.0%
Alibaba Group Holding Ltd. Sponsored ADR (a)	74,402	13,803,803
Alphabet, Inc. Class A (a)	5,829	6,582,049
Alphabet, Inc. Class C (a)	14,267	15,916,979
Amazon.com, Inc. (a)	24,013	40,817,297
Booking Holdings, Inc. (a)	7,505	15,213,311
Ctrip.com International Ltd. ADR (a)	4,940	235,292
Facebook, Inc. Class A (a)	107,960	20,978,787
Netflix, Inc. (a)	15,528	6,078,125
Symantec Corp.	1,800	37,170
Tencent Holdings Ltd.	157,200	7,828,271

		127,491,084

Consumer, Cyclical — 7.9%
Airlines — 1.5%
Alaska Air Group, Inc.	10,985	663,384
American Airlines Group, Inc.	76,267	2,895,095
Delta Air Lines, Inc.	31,200	1,545,648
United Continental Holdings, Inc. (a)	7,700	536,921

		5,641,048

Auto Manufacturers — 1.0%
Ferrari NV	5,795	782,383
Tesla, Inc. (a)	9,502	3,258,711

		4,041,094

Auto Parts & Equipment — 0.3%
Aptiv PLC	12,600	1,154,538

Leisure Time — 0.6%
Norwegian Cruise Line Holdings Ltd. (a)	12,041	568,937
Royal Caribbean Cruises Ltd.	16,972	1,758,299

		2,327,236

Lodging — 1.7%
Hilton Worldwide Holdings, Inc.	16,282	1,288,883
Marriott International, Inc. Class A	27,234	3,447,825
Wynn Resorts Ltd.	10,751	1,799,072

		6,535,780

Retail — 2.8%
Costco Wholesale Corp.	900	188,082

	Number of Shares	Value
Dollar General Corp.	26,194	$2,582,729
The Home Depot, Inc.	11,113	2,168,146
McDonald’s Corp.	1,651	258,695
O’Reilly Automotive, Inc. (a)	144	39,394
Restaurant Brands International, Inc.	6,520	393,156
Ross Stores, Inc.	34,947	2,961,758
Ulta Salon Cosmetics & Fragrance, Inc. (a)	900	210,114
Yum! Brands, Inc.	24,257	1,897,383

		10,699,457

		30,399,153

Consumer, Non-cyclical — 19.9%
Agriculture — 0.0%
Philip Morris International, Inc.	500	40,370

Beverages — 0.0%
Constellation Brands, Inc. Class A	300	65,661
Monster Beverage Corp. (a)	1,000	57,300

		122,961

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc. (a)	32,423	4,025,315
Biogen, Inc. (a)	66	19,156
Celgene Corp. (a)	608	48,287
Illumina, Inc. (a)	226	63,120
Vertex Pharmaceuticals, Inc. (a)	37,091	6,303,986

		10,459,864

Commercial Services — 3.9%
Cintas Corp.	4,266	789,509
CoStar Group, Inc. (a)	1,881	776,157
FleetCor Technologies, Inc. (a)	6,867	1,446,534
Global Payments, Inc.	30,088	3,354,511
IHS Markit Ltd. (a)	1,148	59,225
PayPal Holdings, Inc. (a)	63,147	5,258,251
S&P Global, Inc.	8,535	1,740,201
Worldpay, Inc. Class A (a)	17,072	1,396,148

		14,820,536

Health Care – Products — 7.1%
Abbott Laboratories	8,828	538,420
Becton, Dickinson & Co.	30,396	7,281,666
Danaher Corp.	38,540	3,803,127
Intuitive Surgical, Inc. (a)	11,654	5,576,206
Stryker Corp.	38,655	6,527,283
Thermo Fisher Scientific, Inc.	18,531	3,838,511

		27,565,213

Health Care – Services — 6.0%
Aetna, Inc.	345	63,308
Anthem, Inc.	18,785	4,471,394
Centene Corp. (a)	11,483	1,414,820
Cigna Corp.	21,921	3,725,474
Humana, Inc.	7,579	2,255,738

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UnitedHealth Group, Inc.	45,010	$11,042,753

		22,973,487

Pharmaceuticals — 0.2%
Merck & Co., Inc.	8,056	488,999
Zoetis, Inc.	4,400	374,836

		863,835

		76,846,266

Financial — 14.6%
Banks — 3.4%
The Bank of New York Mellon Corp.	7,500	404,475
Citigroup, Inc.	4,000	267,680
JP Morgan Chase & Co.	29,100	3,032,220
Morgan Stanley	135,112	6,404,309
Northern Trust Corp.	2,500	257,225
State Street Corp.	31,023	2,887,931

		13,253,840

Diversified Financial Services — 9.3%
Ameriprise Financial, Inc.	400	55,952
The Charles Schwab Corp.	52,803	2,698,233
Intercontinental Exchange, Inc.	46,214	3,399,040
Mastercard, Inc. Class A	55,653	10,936,928
Raymond James Financial, Inc.	5,900	527,165
TD Ameritrade Holding Corp.	106,975	5,859,021
Visa, Inc. Class A	95,103	12,596,392

		36,072,731

Insurance — 1.6%
American International Group, Inc.	16,202	859,030
Chubb Ltd.	4,583	582,133
Marsh & McLennan Cos., Inc.	9,961	816,503
The Progressive Corp.	16,607	982,304
Willis Towers Watson PLC	18,989	2,878,732

		6,118,702

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp.	6,545	943,593
Equinix, Inc.	109	46,858

		990,451

		56,435,724

Industrial — 6.7%
Aerospace & Defense — 4.2%
The Boeing Co.	37,932	12,726,566
Harris Corp.	9,000	1,300,860
Northrop Grumman Corp.	6,903	2,124,053

		16,151,479

Electronics — 1.1%
Agilent Technologies, Inc.	800	49,472
Corning, Inc.	2,300	63,273
Fortive Corp.	19,493	1,503,105
Honeywell International, Inc.	19,402	2,794,858

		4,410,708

	Number of Shares	Value
Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.	4,872	$647,050

Machinery – Diversified — 0.6%
Roper Technologies, Inc.	8,529	2,353,236

Miscellaneous – Manufacturing — 0.1%
Textron, Inc.	5,353	352,816

Packaging & Containers — 0.0%
Ball Corp.	821	29,187

Transportation — 0.5%
Canadian Pacific Railway Ltd.	3,397	621,719
CSX Corp.	19,570	1,248,174
FedEx Corp.	227	51,543
Union Pacific Corp.	1,400	198,352

		2,119,788

		26,064,264

Technology — 16.5%
Computers — 0.6%
Apple, Inc.	11,421	2,114,141

Semiconductors — 2.2%
ASML Holding NV	300	59,391
Broadcom, Inc.	9,779	2,372,776
Lam Research Corp.	400	69,140
Maxim Integrated Products, Inc.	25,664	1,505,450
Microchip Technology, Inc.	17,668	1,606,905
Texas Instruments, Inc.	25,236	2,782,269
Xilinx, Inc.	2,246	146,574

		8,542,505

Software — 13.7%
Activision Blizzard, Inc.	23,100	1,762,992
Electronic Arts, Inc. (a)	21,698	3,059,852
Fidelity National Information Services, Inc.	18,700	1,982,761
Fiserv, Inc. (a)	43,955	3,256,626
Intuit, Inc.	27,418	5,601,635
Microsoft Corp.	187,505	18,489,868
Red Hat, Inc. (a)	19,654	2,640,908
salesforce.com, Inc. (a)	58,536	7,984,310
ServiceNow, Inc. (a)	34,815	6,004,543
VMware, Inc. Class A (a)	172	25,279
Workday, Inc. Class A (a)	18,342	2,221,583

		53,030,357

		63,687,003

Utilities — 0.3%
Electric — 0.3%
NextEra Energy, Inc.	5,300	885,259
Sempra Energy	3,334	387,111

		1,272,370

TOTAL COMMON STOCK (Cost $216,684,955)		384,362,629

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

PREFERRED STOCK — 0.2%
Consumer, Non-cyclical — 0.2%
Commercial Services — 0.2%
Ant International Co. Ltd. Class C Shares (a) (b) (c)	138,153	$775,038

TOTAL PREFERRED STOCK (Cost $775,038)		775,038

TOTAL EQUITIES (Cost $217,459,993)		385,137,667

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,036	1,036

TOTAL MUTUAL FUNDS (Cost $1,036)		1,036

TOTAL LONG-TERM INVESTMENTS (Cost $217,461,029)		385,138,703

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (d)	$3,042,532	3,042,532

TOTAL SHORT-TERM INVESTMENTS (Cost $3,042,532)		3,042,532

TOTAL INVESTMENTS —100.4% (Cost $220,503,561) (e)		388,181,235

Other Assets/(Liabilities) — (0.4)%		(1,731,389)

NET ASSETS — 100.0%		$386,449,846

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $775,038 or 0.20% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)

Maturity value of $3,042,770. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $3,104,217.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	91.6%
Cayman Islands	5.6%
Ireland	0.7%
Liberia	0.5%
United Kingdom	0.3%
Canada	0.3%
Netherlands	0.2%
Bermuda	0.2%
Switzerland	0.2%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 95.6%
Basic Materials — 4.9%
Chemicals — 3.4%
Akzo Nobel NV	9,736	$829,610
CF Industries Holdings, Inc.	125,300	5,563,320
DowDuPont, Inc.	160,415	10,574,557

		16,967,487

Forest Products & Paper — 0.9%
International Paper Co.	83,700	4,359,096

Iron & Steel — 0.6%
Nucor Corp.	49,700	3,106,250

		24,432,833

Communications — 8.9%
Media — 4.3%
Comcast Corp. Class A	139,995	4,593,236
News Corp. Class A	257,400	3,989,700
Twenty-First Century Fox, Inc. Class B	234,900	11,573,523
The Walt Disney Co.	14,900	1,561,669

		21,718,128

Telecommunications — 4.6%
AT&T, Inc.	26,948	865,300
CenturyLink, Inc.	70,905	1,321,669
Cisco Systems, Inc.	188,500	8,111,155
Telefonica SA	297,256	2,533,647
Verizon Communications, Inc.	192,835	9,701,529
Vodafone Group PLC	149,239	361,633

		22,894,933

		44,613,061

Consumer, Cyclical — 5.5%
Airlines — 1.2%
Alaska Air Group, Inc.	38,500	2,325,015
Delta Air Lines, Inc.	40,400	2,001,416
Southwest Airlines Co.	34,100	1,735,008

		6,061,439

Auto Manufacturers — 0.1%
PACCAR, Inc.	11,300	700,148

Auto Parts & Equipment — 0.5%
Adient PLC	45,181	2,222,453

Lodging — 1.0%
Las Vegas Sands Corp.	67,700	5,169,572

Retail — 2.1%
Kohl’s Corp.	41,300	3,010,770
L Brands, Inc.	64,900	2,393,512
Walmart, Inc.	57,600	4,933,440

		10,337,722

	Number of Shares	Value
Toys, Games & Hobbies — 0.6%
Mattel, Inc.	170,700	$2,802,894

		27,294,228

Consumer, Non-cyclical — 18.1%
Agriculture — 1.7%
Archer-Daniels-Midland Co.	74,400	3,409,752
Philip Morris International, Inc.	60,400	4,876,696

		8,286,448

Beverages — 0.8%
PepsiCo, Inc.	37,200	4,049,964

Biotechnology — 1.2%
Gilead Sciences, Inc.	84,300	5,971,812

Commercial Services — 0.6%
Nielsen Holdings PLC	96,215	2,975,930

Cosmetics & Personal Care — 0.2%
Coty, Inc. Class A	76,073	1,072,629

Foods — 1.7%
Kellogg Co.	30,200	2,110,074
Tyson Foods, Inc. Class A	93,700	6,451,245

		8,561,319

Health Care – Products — 2.0%
Becton, Dickinson & Co.	11,700	2,802,852
Medtronic PLC	83,849	7,178,313

		9,981,165

Health Care – Services — 1.8%
Anthem, Inc.	37,000	8,807,110

Household Products & Wares — 1.3%
Kimberly-Clark Corp.	61,100	6,436,274

Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	67,600	3,740,984
CVS Health Corp.	63,603	4,092,853
GlaxoSmithKline PLC	150,933	3,045,193
GlaxoSmithKline PLC Sponsored ADR	51,600	2,079,996
Johnson & Johnson	70,100	8,505,934
Merck & Co., Inc.	84,700	5,141,290
Pfizer, Inc.	199,454	7,236,191

		33,842,441

		89,985,092

Energy — 10.7%
Oil & Gas — 9.6%
Apache Corp.	101,686	4,753,821
Chevron Corp.	46,300	5,853,709
EQT Corp.	11,280	622,430
Exxon Mobil Corp.	163,042	13,488,465
Hess Corp.	105,400	7,050,206
Occidental Petroleum Corp.	68,700	5,748,816

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total SA	170,666	$10,378,428

		47,895,875

Pipelines — 1.1%
TransCanada Corp.	120,800	5,218,560

		53,114,435

Financial — 27.5%
Banks — 16.9%
Bank of America Corp.	26,377	743,567
The Bank of New York Mellon Corp.	73,200	3,947,676
Citigroup, Inc.	86,100	5,761,812
Fifth Third Bancorp	201,000	5,768,700
JP Morgan Chase & Co.	169,000	17,609,800
KeyCorp	213,266	4,167,218
Morgan Stanley	183,800	8,712,120
Northern Trust Corp.	15,800	1,625,662
The PNC Financial Services Group, Inc.	35,300	4,769,030
State Street Corp.	73,300	6,823,497
US Bancorp	161,400	8,073,228
Wells Fargo & Co.	286,200	15,866,928

		83,869,238

Diversified Financial Services — 1.0%
Ameriprise Financial, Inc.	7,900	1,105,052
Franklin Resources, Inc.	124,700	3,996,635

		5,101,687

Insurance — 6.8%
American International Group, Inc.	123,495	6,547,705
Brighthouse Financial, Inc. (a)	74,526	2,986,257
Chubb Ltd.	55,171	7,007,820
Loews Corp.	109,663	5,294,530
Marsh & McLennan Cos., Inc.	29,900	2,450,903
MetLife, Inc.	165,900	7,233,240
Willis Towers Watson PLC	14,541	2,204,416

		33,724,871

Real Estate Investment Trusts (REITS) — 2.8%
Equity Residential	63,200	4,025,208
Rayonier, Inc.	93,741	3,626,839
SL Green Realty Corp.	30,921	3,108,488
Weyerhaeuser Co.	87,471	3,189,193

		13,949,728

		136,645,524

Industrial — 9.0%
Aerospace & Defense — 3.3%
The Boeing Co.	25,400	8,521,954
Harris Corp.	54,335	7,853,581

		16,375,535

Building Materials — 2.2%
Johnson Controls International PLC	222,094	7,429,044

	Number of Shares	Value
Vulcan Materials Co.	26,600	$3,432,996

		10,862,040

Electrical Components & Equipment — 0.8%
Emerson Electric Co.	56,100	3,878,754

Electronics — 0.2%
TE Connectivity Ltd.	10,500	945,630

Engineering & Construction — 0.2%
nVent Electric PLC (a)	35,300	886,030

Environmental Controls — 0.3%
Stericycle, Inc. (a)	23,002	1,501,801

Machinery – Diversified — 0.5%
Flowserve Corp.	19,392	783,437
Pentair PLC	40,200	1,691,616

		2,475,053

Miscellaneous – Manufacturing — 0.4%
General Electric Co.	142,800	1,943,508
Illinois Tool Works, Inc.	1,500	207,810

		2,151,318

Transportation — 1.1%
United Parcel Service, Inc. Class B	54,432	5,782,311

		44,858,472

Technology — 6.0%
Computers — 0.4%
Hewlett Packard Enterprise Co.	67,300	983,253
Western Digital Corp.	13,100	1,014,071

		1,997,324

Semiconductors — 3.2%
Analog Devices, Inc.	7,257	696,092
Applied Materials, Inc.	67,800	3,131,682
QUALCOMM, Inc.	150,400	8,440,448
Texas Instruments, Inc.	32,973	3,635,273

		15,903,495

Software — 2.4%
CA, Inc.	27,600	983,940
Microsoft Corp.	110,700	10,916,127

		11,900,067

		29,800,886

Utilities — 5.0%
Electric — 3.7%
Edison International	54,250	3,432,398
Evergy, Inc.	43,100	2,420,065
PG&E Corp.	63,704	2,711,242
Sempra Energy	9,940	1,154,133
The Southern Co.	189,127	8,758,471

		18,476,309

Gas — 1.3%
NiSource, Inc. (a) (b)	20,142	529,332

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NiSource, Inc.	224,500	$5,899,860

		6,429,192

		24,905,501

TOTAL COMMON STOCK (Cost $385,867,156)		475,650,032

PREFERRED STOCK — 2.2%
Consumer, Non-cyclical — 0.8%
Health Care – Products — 0.8%
Becton Dickinson and Co. Convertible 6.125%	63,549	3,930,506

Utilities — 1.4%
Electric — 1.4%
DTE Energy Co. Convertible 6.500%	15,505	801,453
NextEra Energy, Inc. Convertible 6.123%	66,353	3,788,756
Sempra Energy Convertible 6.000%	22,022	2,272,891

		6,863,100

TOTAL PREFERRED STOCK (Cost $9,415,974)		10,793,606

TOTAL EQUITIES (Cost $395,283,130)		486,443,638

	Principal Amount
BONDS & NOTES — 0.6%

CORPORATE DEBT — 0.6%
Insurance — 0.2%
AXA SA Convertible 7.250% 5/15/21 (c)	$895,000	935,407

Toys, Games & Hobbies — 0.4%
Mattel, Inc. 6.750% 12/31/25 (c)	2,342,000	2,280,523

TOTAL CORPORATE DEBT (Cost $3,209,236)		3,215,930

TOTAL BONDS & NOTES (Cost $3,209,236)		3,215,930

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,035	$1,035

TOTAL MUTUAL FUNDS (Cost $1,035)		1,035

TOTAL LONG-TERM INVESTMENTS (Cost $398,493,401)		489,660,603

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (d)	$6,792,043	6,792,043

TOTAL SHORT-TERM INVESTMENTS (Cost $6,792,043)		6,792,043

TOTAL INVESTMENTS — 99.8% (Cost $405,285,444) (e)		496,452,646

Other Assets/(Liabilities) — 0.2%		1,010,410

NET ASSETS — 100.0%		$497,463,056

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $529,332 or 0.11% of net assets.
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $3,215,930 or 0.65% of net assets.

(d)

Maturity value of $6,792,576. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $6,930,458.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 2.1%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	6,667	$1,038,252
Albemarle Corp.	3,369	317,798
CF Industries Holdings, Inc.	7,098	315,151
DowDuPont, Inc.	70,585	4,652,963
Eastman Chemical Co.	4,342	434,026
FMC Corp.	4,092	365,047
International Flavors & Fragrances, Inc.	2,399	297,380
LyondellBasell Industries NV Class A	9,778	1,074,113
The Mosaic Co.	10,669	299,266
PPG Industries, Inc.	7,583	786,585
Praxair, Inc.	8,740	1,382,231
The Sherwin-Williams Co.	2,504	1,020,555

		11,983,367

Forest Products & Paper — 0.1%
International Paper Co.	12,593	655,844

Iron & Steel — 0.1%
Nucor Corp.	9,674	604,625

Mining — 0.2%
Freeport-McMoRan, Inc.	40,980	707,315
Newmont Mining Corp.	16,226	611,882

		1,319,197

		14,563,033

Communications — 14.8%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	11,732	274,998
Omnicom Group, Inc.	6,916	527,484

		802,482

Internet — 9.6%
Alphabet, Inc. Class A (a)	9,083	10,256,433
Alphabet, Inc. Class C (a)	9,233	10,300,797
Amazon.com, Inc. (a)	12,249	20,820,850
Booking Holdings, Inc. (a)	1,465	2,969,687
eBay, Inc. (a)	28,117	1,019,522
Expedia Group, Inc.	3,676	441,818
F5 Networks, Inc. (a)	1,859	320,585
Facebook, Inc. Class A (a)	72,951	14,175,838
Netflix, Inc. (a)	13,221	5,175,096
Symantec Corp.	18,904	390,368
TripAdvisor, Inc. (a)	3,254	181,280
Twitter, Inc. (a)	19,917	869,775
VeriSign, Inc. (a)	2,921	401,404

		67,323,453

	Number of Shares	Value
Media — 2.1%
CBS Corp. Class B	10,389	$584,070
Charter Communications, Inc. Class A (a)	5,634	1,651,945
Comcast Corp. Class A	139,670	4,582,573
Discovery, Inc. Class A (a)	4,728	130,020
Discovery, Inc. Class C (a)	10,394	265,047
DISH Network Corp. Class A (a)	6,967	234,161
News Corp. Class A	11,653	180,622
News Corp. Class B	3,597	57,012
Twenty-First Century Fox, Inc. Class A	32,060	1,593,061
Twenty-First Century Fox, Inc. Class B	13,360	658,247
Viacom, Inc. Class B	10,739	323,888
The Walt Disney Co.	45,220	4,739,508

		15,000,154

Telecommunications — 3.0%
AT&T, Inc.	220,853	7,091,590
CenturyLink, Inc.	29,862	556,628
Cisco Systems, Inc.	143,034	6,154,753
Juniper Networks, Inc.	10,622	291,255
Motorola Solutions, Inc.	4,932	573,937
Verizon Communications, Inc.	125,665	6,322,206

		20,990,369

		104,116,458

Consumer, Cyclical — 8.2%
Airlines — 0.4%
Alaska Air Group, Inc.	3,749	226,402
American Airlines Group, Inc.	12,673	481,067
Delta Air Lines, Inc.	19,628	972,371
Southwest Airlines Co.	16,222	825,375
United Continental Holdings, Inc. (a)	7,168	499,825

		3,005,040

Apparel — 0.7%
Hanesbrands, Inc.	10,961	241,361
Michael Kors Holdings Ltd. (a)	4,559	303,630
NIKE, Inc. Class B	39,009	3,108,237
PVH Corp.	2,343	350,794
Ralph Lauren Corp.	1,690	212,467
Under Armour, Inc. Class A (a)	5,715	128,473
Under Armour, Inc. Class C (a)	5,729	120,767
VF Corp.	9,955	811,532

		5,277,261

Auto Manufacturers — 0.5%
Ford Motor Co.	119,045	1,317,828
General Motors Co.	38,582	1,520,131
PACCAR, Inc.	10,701	663,034

		3,500,993

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 0.2%
Aptiv PLC	8,052	$737,805
BorgWarner, Inc.	6,007	259,262
The Goodyear Tire & Rubber Co.	7,294	169,877

		1,166,944

Distribution & Wholesale — 0.2%
Fastenal Co.	8,751	421,186
LKQ Corp. (a)	9,421	300,530
W.W. Grainger, Inc.	1,551	478,328

		1,200,044

Home Builders — 0.1%
D.R. Horton, Inc.	10,448	428,368
Lennar Corp. Class A	8,323	436,957
PulteGroup, Inc.	7,994	229,828

		1,095,153

Home Furnishing — 0.1%
Leggett & Platt, Inc.	3,978	177,578
Whirlpool Corp.	1,963	287,049

		464,627

Housewares — 0.1%
Newell Brands, Inc.	14,773	380,996

Leisure Time — 0.2%
Carnival Corp.	12,348	707,664
Harley-Davidson, Inc.	5,063	213,051
Norwegian Cruise Line Holdings Ltd. (a)	6,288	297,108
Royal Caribbean Cruises Ltd.	5,152	533,747

		1,751,570

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	8,498	672,702
Marriott International, Inc. Class A	9,028	1,142,945
MGM Resorts International	15,243	442,504
Wynn Resorts Ltd.	2,576	431,068

		2,689,219

Retail — 5.1%
Advance Auto Parts, Inc.	2,252	305,596
AutoZone, Inc. (a)	811	544,124
Best Buy Co., Inc.	7,459	556,292
CarMax, Inc. (a)	5,416	394,664
Chipotle Mexican Grill, Inc. (a)	744	320,939
Copart, Inc. (a)	6,146	347,618
Costco Wholesale Corp.	13,339	2,787,584
Darden Restaurants, Inc.	3,765	403,081
Dollar General Corp.	7,729	762,079
Dollar Tree, Inc. (a)	7,231	614,635
Foot Locker, Inc.	3,593	189,171
The Gap, Inc.	6,600	213,774
Genuine Parts Co.	4,463	409,659
The Home Depot, Inc.	35,082	6,844,498

	Number of Shares	Value
Kohl’s Corp.	5,117	$373,029
L Brands, Inc.	7,378	272,101
Lowe’s Cos., Inc.	25,000	2,389,250
Macy’s, Inc.	9,318	348,773
McDonald’s Corp.	23,880	3,741,757
Nordstrom, Inc.	3,591	185,942
O’Reilly Automotive, Inc. (a)	2,491	681,463
Ross Stores, Inc.	11,515	975,896
Starbucks Corp.	41,970	2,050,235
Tapestry, Inc.	8,753	408,853
Target Corp.	16,213	1,234,134
Tiffany & Co.	3,099	407,828
The TJX Cos., Inc.	19,070	1,815,083
Tractor Supply Co.	3,712	283,931
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,739	405,987
Walgreens Boots Alliance, Inc.	25,938	1,556,669
Walmart, Inc.	43,999	3,768,514
Yum! Brands, Inc.	9,830	768,903

		36,362,062

Textiles — 0.1%
Mohawk Industries, Inc. (a)	1,929	413,327

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,461	319,485
Mattel, Inc.	10,395	170,686

		490,171

		57,797,407

Consumer, Non-cyclical — 21.3%
Agriculture — 1.1%
Altria Group, Inc.	57,561	3,268,889
Archer-Daniels-Midland Co.	17,007	779,431
Philip Morris International, Inc.	47,277	3,817,145

		7,865,465

Beverages — 1.8%
Brown-Forman Corp. Class B	7,968	390,512
The Coca-Cola Co.	116,472	5,108,462
Constellation Brands, Inc. Class A	5,110	1,118,426
Molson Coors Brewing Co. Class B	5,629	382,997
Monster Beverage Corp. (a)	12,493	715,849
PepsiCo, Inc.	43,121	4,694,583

		12,410,829

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (a)	6,768	840,247
Amgen, Inc.	20,256	3,739,055
Biogen, Inc. (a)	6,418	1,862,760
Celgene Corp. (a)	21,498	1,707,371
Gilead Sciences, Inc.	39,547	2,801,510
Illumina, Inc. (a)	4,471	1,248,706
Incyte Corp. (a)	5,352	358,584
Regeneron Pharmaceuticals, Inc. (a)	2,353	811,761

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a)	7,751	$1,317,360

		14,687,354

Commercial Services — 1.9%
Automatic Data Processing, Inc.	13,398	1,797,208
Cintas Corp.	2,630	486,734
Ecolab, Inc.	7,897	1,108,186
Equifax, Inc.	3,659	457,777
FleetCor Technologies, Inc. (a)	2,726	574,232
Gartner, Inc. (a)	2,775	368,797
Global Payments, Inc.	4,853	541,061
H&R Block, Inc.	6,260	142,603
IHS Markit Ltd. (a)	10,832	558,823
Moody’s Corp.	5,078	866,104
Nielsen Holdings PLC	10,186	315,053
PayPal Holdings, Inc. (a)	33,947	2,826,767
Quanta Services, Inc. (a)	4,568	152,571
Robert Half International, Inc.	3,759	244,711
S&P Global, Inc.	7,643	1,558,331
Total System Services, Inc.	5,047	426,572
United Rentals, Inc. (a)	2,543	375,398
Verisk Analytics, Inc. (a)	4,725	508,599
The Western Union Co.	14,022	285,067

		13,594,594

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	26,530	1,719,409
Coty, Inc. Class A	14,384	202,815
The Estee Lauder Cos., Inc. Class A	6,812	972,004
The Procter & Gamble Co.	76,477	5,969,795

		8,864,023

Foods — 1.2%
Campbell Soup Co.	5,852	237,240
Conagra Brands, Inc.	11,967	427,581
General Mills, Inc.	18,032	798,096
The Hershey Co.	4,249	395,412
Hormel Foods Corp.	8,213	305,606
The J.M. Smucker Co.	3,455	371,343
Kellogg Co.	7,596	530,733
The Kraft Heinz Co.	18,168	1,141,314
The Kroger Co.	24,721	703,312
McCormick & Co., Inc.	3,689	428,256
Mondelez International, Inc. Class A	44,861	1,839,301
Sysco Corp.	14,576	995,395
Tyson Foods, Inc. Class A	9,051	623,161

		8,796,750

Health Care – Products — 3.5%
Abbott Laboratories	53,320	3,251,987
ABIOMED, Inc. (a)	1,285	525,629
Align Technology, Inc. (a)	2,194	750,655
Baxter International, Inc.	14,983	1,106,345
Becton, Dickinson & Co.	8,127	1,946,904
Boston Scientific Corp. (a)	41,966	1,372,288

	Number of Shares	Value
The Cooper Cos., Inc.	1,491	$351,056
Danaher Corp.	18,696	1,844,921
DENTSPLY SIRONA, Inc.	6,919	302,845
Edwards Lifesciences Corp. (a)	6,411	933,249
Henry Schein, Inc. (a)	4,685	340,318
Hologic, Inc. (a)	8,305	330,124
IDEXX Laboratories, Inc. (a)	2,642	575,798
Intuitive Surgical, Inc. (a)	3,446	1,648,842
Medtronic PLC	41,186	3,525,933
ResMed, Inc.	4,341	449,641
Stryker Corp.	9,775	1,650,607
Thermo Fisher Scientific, Inc.	12,236	2,534,565
Varian Medical Systems, Inc. (a)	2,783	316,483
Zimmer Biomet Holdings, Inc.	6,182	688,922

		24,447,112

Health Care – Services — 2.4%
Aetna, Inc.	9,948	1,825,458
Anthem, Inc.	7,762	1,847,589
Centene Corp. (a)	6,241	768,954
Cigna Corp.	7,399	1,257,460
DaVita, Inc. (a)	4,246	294,842
Envision Healthcare Corp. (a)	3,685	162,177
HCA Healthcare, Inc.	8,499	871,997
Humana, Inc.	4,187	1,246,177
IQVIA Holdings, Inc. (a)	4,923	491,414
Laboratory Corp. of America Holdings (a)	3,112	558,697
Quest Diagnostics, Inc.	4,131	454,162
UnitedHealth Group, Inc.	29,227	7,170,552
Universal Health Services, Inc. Class B	2,651	295,428

		17,244,907

Household Products & Wares — 0.3%
Avery Dennison Corp.	2,677	273,322
Church & Dwight Co., Inc.	7,444	395,723
The Clorox Co.	3,939	532,750
Kimberly-Clark Corp.	10,625	1,119,237

		2,321,032

Pharmaceuticals — 5.7%
AbbVie, Inc.	46,092	4,270,424
Allergan PLC	10,313	1,719,383
AmerisourceBergen Corp.	4,947	421,831
Bristol-Myers Squibb Co.	49,715	2,751,228
Cardinal Health, Inc.	9,450	461,444
CVS Health Corp.	30,921	1,989,766
Eli Lilly & Co.	29,053	2,479,092
Express Scripts Holding Co. (a)	17,084	1,319,056
Johnson & Johnson	81,575	9,898,310
McKesson Corp.	6,145	819,743
Merck & Co., Inc.	81,824	4,966,717
Mylan NV (a)	15,679	566,639

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nektar Therapeutics (a)	4,858	$237,216
Perrigo Co. PLC	3,913	285,297
Pfizer, Inc.	177,910	6,454,575
Zoetis, Inc.	14,718	1,253,826

		39,894,547

		150,126,613

Energy — 6.3%
Oil & Gas — 5.2%
Anadarko Petroleum Corp.	15,667	1,147,608
Andeavor	4,229	554,760
Apache Corp.	11,624	543,422
Cabot Oil & Gas Corp.	13,734	326,869
Chevron Corp.	58,119	7,347,985
Cimarex Energy Co.	2,903	295,351
Concho Resources, Inc. (a)	4,534	627,279
ConocoPhillips	35,588	2,477,637
Devon Energy Corp.	15,921	699,887
EOG Resources, Inc.	17,605	2,190,590
EQT Corp.	7,672	423,341
Exxon Mobil Corp.	128,765	10,652,728
Helmerich & Payne, Inc.	3,313	211,237
Hess Corp.	7,966	532,846
HollyFrontier Corp.	5,370	367,469
Marathon Oil Corp.	25,954	541,400
Marathon Petroleum Corp.	14,048	985,608
Newfield Exploration Co. (a)	6,058	183,255
Noble Energy, Inc.	14,737	519,921
Occidental Petroleum Corp.	23,290	1,948,907
Phillips 66	12,764	1,433,525
Pioneer Natural Resources Co.	5,183	980,831
Valero Energy Corp.	13,106	1,452,538

		36,444,994

Oil & Gas Services — 0.7%
Baker Hughes a GE Co.	12,666	418,358
Halliburton Co.	26,642	1,200,489
National Oilwell Varco, Inc.	11,620	504,308
Schlumberger Ltd.	42,127	2,823,773
TechnipFMC PLC	13,202	419,031

		5,365,959

Pipelines — 0.4%
Kinder Morgan, Inc.	57,703	1,019,612
ONEOK, Inc.	12,503	873,085
The Williams Cos., Inc.	25,174	682,467

		2,575,164

		44,386,117

Financial — 18.0%
Banks — 7.3%
Bank of America Corp.	286,785	8,084,469
The Bank of New York Mellon Corp.	30,738	1,657,700

	Number of Shares	Value
BB&T Corp.	23,715	$1,196,185
Capital One Financial Corp.	14,794	1,359,569
Citigroup, Inc.	77,552	5,189,780
Citizens Financial Group, Inc.	14,745	573,580
Comerica, Inc.	5,231	475,603
Fifth Third Bancorp	20,851	598,424
The Goldman Sachs Group, Inc.	10,684	2,356,570
Huntington Bancshares, Inc.	33,615	496,157
JP Morgan Chase & Co.	103,550	10,789,910
KeyCorp	32,294	631,025
M&T Bank Corp.	4,417	751,553
Morgan Stanley	41,459	1,965,157
Northern Trust Corp.	6,432	661,788
The PNC Financial Services Group, Inc.	14,279	1,929,093
Regions Financial Corp.	34,166	607,471
State Street Corp.	11,114	1,034,602
SunTrust Banks, Inc.	14,138	933,391
SVB Financial Group (a)	1,611	465,192
US Bancorp	47,452	2,373,549
Wells Fargo & Co.	133,381	7,394,643
Zions Bancorp	5,999	316,087

		51,841,498

Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc.	1,652	245,603
Alliance Data Systems Corp.	1,466	341,871
American Express Co.	21,718	2,128,364
Ameriprise Financial, Inc.	4,398	615,192
BlackRock, Inc.	3,751	1,871,899
Cboe Global Markets, Inc.	3,422	356,128
The Charles Schwab Corp.	36,521	1,866,223
CME Group, Inc.	10,356	1,697,555
Discover Financial Services	10,614	747,332
E*TRADE Financial Corp. (a)	8,028	490,992
Franklin Resources, Inc.	9,695	310,725
Intercontinental Exchange, Inc.	17,616	1,295,657
Invesco Ltd.	12,496	331,894
Jefferies Financial Group, Inc.	9,176	208,662
Mastercard, Inc. Class A	27,885	5,479,960
Nasdaq, Inc.	3,555	324,465
Raymond James Financial, Inc.	3,949	352,843
Synchrony Financial	21,578	720,274
T. Rowe Price Group, Inc.	7,365	855,004
Visa, Inc. Class A	54,322	7,194,949

		27,435,592

Insurance — 3.9%
Aflac, Inc.	23,544	1,012,863
The Allstate Corp.	10,690	975,676
American International Group, Inc.	27,304	1,447,658
Aon PLC	7,437	1,020,133
Arthur J Gallagher & Co.	5,546	362,043
Assurant, Inc.	1,603	165,895

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Berkshire Hathaway, Inc. Class B (a)	58,536	$10,925,745
Brighthouse Financial, Inc. (a)	3,631	145,494
Chubb Ltd.	14,167	1,799,492
Cincinnati Financial Corp.	4,542	303,678
Everest Re Group Ltd.	1,246	287,178
The Hartford Financial Services Group, Inc.	10,893	556,959
Lincoln National Corp.	6,653	414,149
Loews Corp.	7,965	384,550
Marsh & McLennan Cos., Inc.	15,431	1,264,879
MetLife, Inc.	30,917	1,347,981
Principal Financial Group, Inc.	8,101	428,948
The Progressive Corp.	17,713	1,047,724
Prudential Financial, Inc.	12,774	1,194,497
Torchmark Corp.	3,213	261,570
The Travelers Cos., Inc.	8,220	1,005,635
Unum Group	6,730	248,943
Willis Towers Watson PLC	4,010	607,916
XL Group Ltd.	7,856	439,543

		27,649,149

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	9,197	439,065

Real Estate Investment Trusts (REITS) — 2.8%
Alexandria Real Estate Equities, Inc.	3,131	395,038
American Tower Corp.	13,432	1,936,491
Apartment Investment & Management Co. Class A	4,789	202,575
AvalonBay Communities, Inc.	4,203	722,454
Boston Properties, Inc.	4,694	588,721
Crown Castle International Corp.	12,616	1,360,257
Digital Realty Trust, Inc.	6,264	698,937
Duke Realty Corp.	10,861	315,295
Equinix, Inc.	2,417	1,039,044
Equity Residential	11,198	713,201
Essex Property Trust, Inc.	2,009	480,292
Extra Space Storage, Inc.	3,836	382,871
Federal Realty Investment Trust	2,227	281,827
GGP, Inc.	19,237	393,012
HCP, Inc.	14,293	369,045
Host Hotels & Resorts, Inc.	22,547	475,065
Iron Mountain, Inc.	8,562	299,756
Kimco Realty Corp.	12,926	219,613
The Macerich Co.	3,300	187,539
Mid-America Apartment Communities, Inc.	3,462	348,520
Prologis, Inc.	16,216	1,065,229
Public Storage	4,556	1,033,574
Realty Income Corp.	8,650	465,283
Regency Centers Corp.	4,484	278,367
SBA Communications Corp. (a)	3,503	578,415
Simon Property Group, Inc.	9,418	1,602,849
SL Green Realty Corp.	2,690	270,426

	Number of Shares	Value
UDR, Inc.	8,141	$305,613
Ventas, Inc.	10,837	617,167
Vornado Realty Trust	5,263	389,041
Welltower, Inc.	11,314	709,275
Weyerhaeuser Co.	23,022	839,382

		19,564,174

Savings & Loans — 0.0%
People’s United Financial, Inc.	10,568	191,175

		127,120,653

Industrial — 9.3%
Aerospace & Defense — 2.5%
Arconic, Inc.	12,926	219,871
The Boeing Co.	16,655	5,587,919
General Dynamics Corp.	8,402	1,566,217
Harris Corp.	3,612	522,078
L3 Technologies, Inc.	2,387	459,068
Lockheed Martin Corp.	7,555	2,231,974
Northrop Grumman Corp.	5,304	1,632,041
Raytheon Co.	8,737	1,687,814
Rockwell Collins, Inc.	4,994	672,592
TransDigm Group, Inc.	1,483	511,842
United Technologies Corp.	22,629	2,829,304

		17,920,720

Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	4,440	238,384
Johnson Controls International PLC	28,170	942,286
Martin Marietta Materials, Inc.	1,915	427,677
Masco Corp.	9,446	353,469
Vulcan Materials Co.	4,021	518,950

		2,480,766

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	7,044	508,295
Emerson Electric Co.	19,163	1,324,930

		1,833,225

Electronics — 1.3%
Agilent Technologies, Inc.	9,732	601,827
Allegion PLC	2,889	223,493
Amphenol Corp. Class A	9,168	798,991
Corning, Inc.	25,258	694,848
FLIR Systems, Inc.	4,175	216,975
Fortive Corp.	9,329	719,359
Garmin Ltd.	3,383	206,363
Honeywell International, Inc.	22,716	3,272,240
Mettler-Toledo International, Inc. (a)	772	446,702
PerkinElmer, Inc.	3,366	246,492
TE Connectivity Ltd.	10,649	959,049
Waters Corp. (a)	2,383	461,325

		8,847,664

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.1%
Fluor Corp.	4,279	$208,729
Jacobs Engineering Group, Inc.	3,630	230,469

		439,198

Environmental Controls — 0.2%
Republic Services, Inc.	6,784	463,754
Stericycle, Inc. (a)	2,592	169,232
Waste Management, Inc.	12,100	984,214

		1,617,200

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,722	276,760
Stanley Black & Decker, Inc.	4,694	623,410

		900,170

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	18,185	2,467,159

Machinery – Diversified — 0.6%
Cummins, Inc.	4,711	626,563
Deere & Co.	9,863	1,378,847
Flowserve Corp.	3,953	159,701
Pentair PLC	4,941	207,917
Rockwell Automation, Inc.	3,820	634,999
Roper Technologies, Inc.	3,138	865,806
Xylem, Inc.	5,474	368,838

		4,242,671

Miscellaneous – Manufacturing — 1.7%
3M Co.	18,056	3,551,976
A.O. Smith Corp.	4,414	261,088
Dover Corp.	4,706	344,479
Eaton Corp. PLC	13,300	994,042
General Electric Co.	264,157	3,595,177
Illinois Tool Works, Inc.	9,273	1,284,682
Ingersoll-Rand PLC	7,542	676,744
Parker-Hannifin Corp.	4,044	630,257
Textron, Inc.	7,788	513,307

		11,851,752

Packaging & Containers — 0.2%
Ball Corp.	10,620	377,541
Packaging Corp. of America	2,869	320,726
Sealed Air Corp.	4,903	208,132
WestRock Co.	7,798	444,642

		1,351,041

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,354	293,534

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	4,235	354,300
CSX Corp.	26,623	1,698,015
Expeditors International of Washington, Inc.	5,312	388,307
FedEx Corp.	7,476	1,697,501

	Number of Shares	Value
J.B. Hunt Transport Services, Inc.	2,604	$316,516
Kansas City Southern	3,121	330,701
Norfolk Southern Corp.	8,593	1,296,426
Union Pacific Corp.	23,588	3,341,948
United Parcel Service, Inc. Class B	20,971	2,227,749

		11,651,463

		65,896,563

Technology — 16.4%
Computers — 5.7%
Accenture PLC Class A	19,558	3,199,493
Apple, Inc.	149,487	27,671,539
Cognizant Technology Solutions Corp. Class A	17,819	1,407,523
DXC Technology Co.	8,662	698,244
Hewlett Packard Enterprise Co.	46,445	678,561
HP, Inc.	49,921	1,132,707
International Business Machines Corp.	25,964	3,627,171
NetApp, Inc.	8,150	640,019
Seagate Technology PLC	8,731	493,040
Western Digital Corp.	9,102	704,586

		40,252,883

Office & Business Equipment — 0.0%
Xerox Corp.	6,491	155,784

Semiconductors — 4.1%
Advanced Micro Devices, Inc. (a)	25,060	375,649
Analog Devices, Inc.	11,280	1,081,978
Applied Materials, Inc.	30,659	1,416,139
Broadcom, Inc.	12,216	2,964,090
Intel Corp.	141,728	7,045,299
IPG Photonics Corp. (a)	1,143	252,180
KLA-Tencor Corp.	4,741	486,095
Lam Research Corp.	4,990	862,521
Microchip Technology, Inc.	7,149	650,202
Micron Technology, Inc. (a)	35,273	1,849,716
NVIDIA Corp.	18,461	4,373,411
Qorvo, Inc. (a)	3,848	308,494
QUALCOMM, Inc.	45,092	2,530,563
Skyworks Solutions, Inc.	5,538	535,248
Texas Instruments, Inc.	29,772	3,282,363
Xilinx, Inc.	7,707	502,959

		28,516,907

Software — 6.6%
Activision Blizzard, Inc.	23,152	1,766,961
Adobe Systems, Inc. (a)	14,978	3,651,786
Akamai Technologies, Inc. (a)	5,191	380,137
ANSYS, Inc. (a)	2,555	445,030
Autodesk, Inc. (a)	6,665	873,715
Broadridge Financial Solutions, Inc.	3,587	412,864
CA, Inc.	9,504	338,818
Cadence Design Systems, Inc. (a)	8,575	371,383

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cerner Corp. (a)	9,588	$573,266
Citrix Systems, Inc. (a)	3,916	410,553
Electronic Arts, Inc. (a)	9,332	1,315,999
Fidelity National Information Services, Inc.	10,067	1,067,404
Fiserv, Inc. (a)	12,451	922,495
Intuit, Inc.	7,413	1,514,513
Microsoft Corp.	233,673	23,042,495
MSCI, Inc.	2,708	447,984
Oracle Corp.	90,635	3,993,378
Paychex, Inc.	9,725	664,704
Red Hat, Inc. (a)	5,404	726,135
salesforce.com, Inc. (a)	21,452	2,926,053
Synopsys, Inc. (a)	4,532	387,803
Take-Two Interactive Software, Inc. (a)	3,479	411,774

		46,645,250

		115,570,824

Utilities — 2.9%
Electric — 2.8%
AES Corp.	20,122	269,836
Alliant Energy Corp.	7,044	298,102
Ameren Corp.	7,413	451,081
American Electric Power Co., Inc.	14,976	1,037,088
CenterPoint Energy, Inc.	13,125	363,694
CMS Energy Corp.	8,596	406,419
Consolidated Edison, Inc.	9,450	736,911
Dominion Energy, Inc.	19,846	1,353,100
DTE Energy Co.	5,520	572,038
Duke Energy Corp.	21,317	1,685,748
Edison International	9,909	626,942
Entergy Corp.	5,501	444,426
Evergy, Inc.	8,250	463,237
Eversource Energy	9,637	564,825
Exelon Corp.	29,358	1,250,651
FirstEnergy Corp.	13,638	489,741
NextEra Energy, Inc.	14,336	2,394,542
NRG Energy, Inc.	9,101	279,401
PG&E Corp.	15,707	668,490
Pinnacle West Capital Corp.	3,406	274,387
PPL Corp.	21,262	607,030
Public Service Enterprise Group, Inc.	15,366	831,915
SCANA Corp.	4,337	167,061
Sempra Energy	8,034	932,828
The Southern Co.	30,766	1,424,773
WEC Energy Group, Inc.	9,598	620,511
Xcel Energy, Inc.	15,473	706,807

		19,921,584

Gas — 0.0%
NiSource, Inc.	10,267	269,817

	Number of Shares	Value
Water — 0.1%
American Water Works Co., Inc.	5,415	$462,332

		20,653,733

TOTAL COMMON STOCK (Cost $413,064,158)		700,231,401

TOTAL EQUITIES (Cost $413,064,158)		700,231,401

TOTAL LONG-TERM INVESTMENTS (Cost $413,064,158)		700,231,401

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (b)	$3,935,709	3,935,709

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	627	627

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill 1.604% 7/19/18 (c)	655,000	654,462

TOTAL SHORT-TERM INVESTMENTS (Cost $4,590,793)		4,590,798

TOTAL INVESTMENTS — 99.9% (Cost $417,654,951) (d)		704,822,199

Other Assets/(Liabilities) — 0.1%		535,766

NET ASSETS — 100.0%		$705,357,965

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $3,936,018. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $4,015,931.

(c)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Future Contract — Short
S&P 500 E Mini Index	9/21/18	40	$5,542,227	$(99,027)

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 3.1%
Chemicals — 3.1%
Praxair, Inc.	12,490	$1,975,294

Consumer, Cyclical — 16.6%
Apparel — 5.5%
NIKE, Inc. Class B	44,095	3,513,490

Retail — 11.1%
Costco Wholesale Corp.	12,168	2,542,869
McDonald’s Corp.	9,979	1,563,609
The TJX Cos., Inc.	32,229	3,067,556

		7,174,034

		10,687,524

Consumer, Non-cyclical — 25.1%
Beverages — 10.0%
The Coca-Cola Co.	51,505	2,259,009
Diageo PLC	71,923	2,581,726
PepsiCo, Inc.	14,849	1,616,611

		6,457,346

Cosmetics & Personal Care — 3.0%
Colgate-Palmolive Co.	29,572	1,916,561

Health Care – Products — 4.2%
Medtronic PLC	31,459	2,693,205

Health Care – Services — 2.0%
UnitedHealth Group, Inc.	5,120	1,256,141

Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	46,953	2,598,379
McKesson Corp.	8,861	1,182,058

		3,780,437

		16,103,690

Financial — 29.2%
Banks — 4.2%
The PNC Financial Services Group, Inc.	19,896	2,687,949

Diversified Financial Services — 9.4%
American Express Co.	27,614	2,706,172
BlackRock, Inc.	2,511	1,253,089
Visa, Inc. Class A	15,690	2,078,141

		6,037,402

Insurance — 7.6%
Chubb Ltd.	23,110	2,935,432
Marsh & McLennan Cos., Inc.	23,613	1,935,558

		4,870,990

Real Estate Investment Trusts (REITS) — 8.0%
American Tower Corp.	15,798	2,277,598

	Number of Shares	Value
Public Storage	12,718	$2,885,205

		5,162,803

		18,759,144

Industrial — 16.7%
Aerospace & Defense — 4.4%
General Dynamics Corp.	6,793	1,266,283
Lockheed Martin Corp.	5,370	1,586,459

		2,852,742

Transportation — 12.3%
Canadian National Railway Co.	38,161	3,121,327
Union Pacific Corp.	20,493	2,903,448
United Parcel Service, Inc. Class B	17,583	1,867,842

		7,892,617

		10,745,359

Technology — 7.6%
Computers — 3.6%
Accenture PLC Class A	14,312	2,341,300

Software — 4.0%
Microsoft Corp.	25,803	2,544,434

		4,885,734

TOTAL COMMON STOCK (Cost $57,052,228)		63,156,745

TOTAL EQUITIES (Cost $57,052,228)		63,156,745

TOTAL LONG-TERM INVESTMENTS (Cost $57,052,228)		63,156,745

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (a)	$1,123,669	1,123,669

TOTAL SHORT-TERM INVESTMENTS (Cost $1,123,669)		1,123,669

TOTAL INVESTMENTS — 100.1% (Cost $58,175,897) (b)		64,280,414

Other Assets/(Liabilities) — (0.1)%		(37,692)

NET ASSETS — 100.0%		$64,242,722

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Maturity value of $1,123,757. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $1,149,346.

(b)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	77.0%
Ireland	7.8%
Canada	4.9%
Switzerland	4.6%
United Kingdom	4.0%

Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Bermuda — 0.4%
Kunlun Energy Co. Ltd	1,700,000	$1,484,498

Canada — 2.4%
Alamos Gold, Inc. Class A	306,210	1,742,335
Husky Energy, Inc.	273,500	4,262,743
Wheaton Precious Metals Corp.	96,200	2,123,549

		8,128,627

Cayman Islands — 4.3%
Baidu, Inc. Sponsored ADR (a)	20,070	4,877,010
CK Asset Holdings Ltd.	452,254	3,573,355
CK Hutchison Holdings Ltd.	425,754	4,493,385
NetEase, Inc. ADR	7,300	1,844,491

		14,788,241

China — 3.1%
China Life Insurance Co. Ltd. Class H	1,251,000	3,211,724
China Telecom Corp. Ltd. Class H	11,037,643	5,147,058
Sinopharm Group Co. Ltd. Class H	568,800	2,281,733

		10,640,515

Denmark — 0.5%
Vestas Wind Systems A/S	27,312	1,688,459

France — 9.2%
AXA SA	181,650	4,450,285
BNP Paribas SA	97,912	6,069,029
Cie de Saint-Gobain	77,198	3,442,837
Cie Generale des Etablissements Michelin SCA	27,433	3,335,999
Credit Agricole SA	112,057	1,493,823
Sanofi	74,190	5,940,576
Total SA	51,453	3,128,926
Veolia Environnement SA	172,122	3,682,315

		31,543,790

Germany — 12.6%
Bayer AG Registered	60,663	6,683,639
E.ON SE	252,756	2,700,237
HeidelbergCement AG	46,022	3,874,081
Infineon Technologies AG	241,765	6,160,966
Innogy SE (b)	78,557	3,364,913
LANXESS AG	59,730	4,654,793
Merck KGaA	50,900	4,969,558
MorphoSys AG (a)	16,987	2,078,834
Siemens AG Registered	42,985	5,680,432
Telefonica Deutschland Holding AG	788,417	3,107,277

		43,274,730

Hong Kong — 2.4%
AIA Group Ltd.	485,200	4,200,491

	Number of Shares	Value
China Mobile Ltd.	433,500	$3,845,077

		8,045,568

Ireland — 2.5%
Bank of Ireland Group PLC	470,994	3,671,182
CRH PLC	141,012	4,983,571

		8,654,753

Israel — 1.8%
Teva Pharmaceutical Industries Ltd. Sponsored ADR	256,468	6,237,302

Italy — 1.9%
Eni SpA	350,704	6,511,548

Japan — 13.3%
Astellas Pharma, Inc.	356,700	5,434,190
IHI Corp.	88,700	3,086,046
Inpex Corp.	304,100	3,142,909
Mitsui Fudosan Co. Ltd.	173,300	4,177,347
Omron Corp.	67,500	3,138,625
Panasonic Corp.	345,400	4,640,583
Ryohin Keikaku Co. Ltd.	10,600	3,728,292
Seven & i Holdings Co. Ltd.	84,600	3,687,478
SoftBank Group Corp.	73,700	5,288,332
Sumitomo Metal Mining Co. Ltd.	44,200	1,684,119
Sumitomo Rubber Industries Ltd.	121,700	1,931,481
Suntory Beverage & Food Ltd.	129,100	5,510,883

		45,450,285

Luxembourg — 1.3%
SES SA	246,017	4,502,487

Netherlands — 4.3%
Akzo Nobel NV	32,182	2,742,246
ING Groep NV	265,974	3,816,549
NN Group NV	63,590	2,580,208
QIAGEN NV (a)	81,562	2,969,607
SBM Offshore NV	163,728	2,538,044

		14,646,654

Norway — 1.0%
Yara International ASA	77,872	3,223,696

Portugal — 0.6%
Galp Energia SGPS SA	97,320	1,850,539

Republic of Korea — 4.6%
Hana Financial Group, Inc.	79,353	3,047,044
KB Financial Group, Inc. ADR	62,916	2,924,336
Samsung Electronics Co. Ltd.	235,300	9,825,176

		15,796,556

Singapore — 1.4%
Singapore Telecommunications Ltd.	2,089,100	4,716,078

Sweden — 0.4%
Getinge AB Class B	146,444	1,330,757

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 5.0%
Landis+Gyr Group AG (a) (c)	25,523	$1,775,092
Novartis AG Registered	59,896	4,536,795
Roche Holding AG	27,562	6,132,964
UBS Group AG Registered	306,210	4,711,063

		17,155,914

Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	641,275	4,562,448

Thailand — 1.4%
Bangkok Bank PCL Foreign Registered	792,100	4,742,873

United Kingdom — 22.4%
BAE Systems PLC	599,614	5,116,898
Barclays PLC	1,995,343	4,975,505
BP PLC	1,281,535	9,757,887
Cobham PLC (a)	1,698,528	2,881,590
GlaxoSmithKline PLC	198,649	4,007,901
HSBC Holdings PLC	654,000	6,107,908
Johnson Matthey PLC	96,470	4,601,113
Kingfisher PLC	998,111	3,911,026
LivaNova PLC (a)	32,430	3,237,163
Rolls-Royce Holdings PLC	187,570	2,444,716
Royal Dutch Shell PLC Class A	2,397	83,067
Royal Dutch Shell PLC Class B	270,523	9,676,209
Shire PLC	89,624	5,040,244
Standard Chartered PLC	701,539	6,410,006
Travis Perkins PLC	149,165	2,799,611
Vodafone Group PLC Sponsored ADR	236,983	5,761,057

		76,811,901

TOTAL COMMON STOCK (Cost $300,489,920)		335,788,219

TOTAL EQUITIES (Cost $300,489,920)		335,788,219

MUTUAL FUNDS — 0.5%
United States — 0.5%
State Street Navigator Securities Lending Prime Portfolio (d)	1,827,127	1,827,127

TOTAL MUTUAL FUNDS (Cost $1,827,127)		1,827,127

TOTAL LONG-TERM INVESTMENTS (Cost $302,317,047)		337,615,346

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (e)	$5,423,072	$5,423,072

TOTAL SHORT-TERM INVESTMENTS (Cost $5,423,072)		5,423,072

TOTAL INVESTMENTS — 100.2% (Cost $307,740,119) (f)		343,038,418

Other Assets/(Liabilities) — (0.2)%		(675,661)

NET ASSETS — 100.0%		$342,362,757

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $3,364,913 or 0.98% of net assets.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $1,739,624 or 0.51% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	Represents investment of security lending collateral. (Note 2).
(e)

Maturity value of $5,423,497. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $5,535,525.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Sector weightings, as a percentage of net assets, is as follows:

Financial	20.6%
Consumer, Non-cyclical	20.5%
Energy	13.4%
Communications	10.9%
Industrial	10.1%
Technology	6.5%
Basic Materials	6.1%
Consumer, Cyclical	5.9%
Utilities	2.8%
Diversified	1.3%
Mutual Funds	0.5%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 1.6%
Mining — 1.6%
Rio Tinto PLC Sponsored ADR	31,063	$1,723,375

Communications — 20.6%
Internet — 19.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	3,241	601,303
Alphabet, Inc. Class C (a)	5,460	6,091,449
Amazon.com, Inc. (a)	3,407	5,791,219
Booking Holdings, Inc. (a)	820	1,662,214
eBay, Inc. (a)	11,666	423,009
Facebook, Inc. Class A (a)	24,533	4,767,252
VeriSign, Inc. (a)	9,439	1,297,107
Yandex NV Class A (a)	16,000	574,400

		21,207,953

Media — 0.6%
FactSet Research Systems, Inc.	3,574	708,010

Telecommunications — 0.9%
Cisco Systems, Inc.	24,142	1,038,830

		22,954,793

Consumer, Cyclical — 11.0%
Apparel — 1.5%
NIKE, Inc. Class B	21,200	1,689,216

Lodging — 1.1%
Las Vegas Sands Corp.	15,616	1,192,438

Retail — 8.4%
Domino’s Pizza, Inc.	3,934	1,110,057
The Home Depot, Inc.	17,133	3,342,648
McDonald’s Corp.	8,583	1,344,870
O’Reilly Automotive, Inc. (a)	4,194	1,147,353
The TJX Cos., Inc.	25,484	2,425,567

		9,370,495

		12,252,149

Consumer, Non-cyclical — 16.5%
Beverages — 0.2%
Monster Beverage Corp. (a)	3,514	201,352

Biotechnology — 0.8%
Amgen, Inc.	2,575	475,319
Gilead Sciences, Inc.	5,197	368,156

		843,475

Commercial Services — 6.5%
Experian PLC	20,430	505,249
Gartner, Inc. (a)	4,209	559,376
Global Payments, Inc.	11,775	1,312,795
IHS Markit Ltd. (a)	19,946	1,029,014
PayPal Holdings, Inc. (a)	18,736	1,560,147

	Number of Shares	Value
S&P Global, Inc.	5,033	$1,026,179
Worldpay, Inc. Class A (a)	15,736	1,286,890

		7,279,650

Health Care – Products — 4.6%
Baxter International, Inc.	10,343	763,727
Danaher Corp.	14,325	1,413,591
Edwards Lifesciences Corp. (a)	10,885	1,584,530
Thermo Fisher Scientific, Inc.	6,524	1,351,381

		5,113,229

Health Care – Services — 3.6%
Aetna, Inc.	7,282	1,336,247
Anthem, Inc.	6,153	1,464,598
ICON PLC (a)	8,994	1,191,975

		3,992,820

Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.	16,007	885,827

		18,316,353

Energy — 6.1%
Oil & Gas — 3.5%
BP PLC Sponsored ADR	27,396	1,250,901
Chevron Corp.	12,623	1,595,926
Pioneer Natural Resources Co.	5,627	1,064,854

		3,911,681

Oil & Gas Services — 2.6%
Apergy Corp. (a)	8,509	355,251
Baker Hughes a GE Co.	20,832	688,081
National Oilwell Varco, Inc.	15,561	675,347
Schlumberger Ltd.	17,087	1,145,342

		2,864,021

		6,775,702

Financial — 11.4%
Banks — 1.5%
Bank of America Corp.	31,252	880,994
Citigroup, Inc.	4,720	315,862
JP Morgan Chase & Co.	5,077	529,024

		1,725,880

Diversified Financial Services — 9.1%
American Express Co.	16,089	1,576,722
Intercontinental Exchange, Inc.	18,228	1,340,669
Mastercard, Inc. Class A	13,479	2,648,893
TD Ameritrade Holding Corp.	24,759	1,356,051
Visa, Inc. Class A	24,100	3,192,045

		10,114,380

Real Estate Investment Trusts (REITS) — 0.8%
American Tower Corp.	5,945	857,090

		12,697,350

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 6.6%
Aerospace & Defense — 1.2%
Raytheon Co.	7,031	$1,358,249

Electrical Components & Equipment — 0.6%
Emerson Electric Co.	9,803	677,779

Electronics — 0.8%
Fortive Corp.	11,960	922,236

Machinery – Construction & Mining — 1.7%
Caterpillar, Inc.	13,515	1,833,580

Machinery – Diversified — 1.8%
Rockwell Automation, Inc.	4,203	698,664
Roper Technologies, Inc.	4,602	1,269,738

		1,968,402

Miscellaneous – Manufacturing — 0.5%
Dover Corp.	8,106	593,359

		7,353,605

Technology — 26.2%
Computers — 5.0%
Apple, Inc.	23,463	4,343,236
Check Point Software Technologies Ltd. (a)	4,560	445,421
NetApp, Inc.	10,124	795,037

		5,583,694

Semiconductors — 3.6%
Analog Devices, Inc.	7,310	701,175
KLA-Tencor Corp.	1,594	163,433
Maxim Integrated Products, Inc.	12,889	756,069
QUALCOMM, Inc.	6,479	363,602
Teradyne, Inc.	14,919	567,966
Texas Instruments, Inc.	12,940	1,426,635

		3,978,880

Software — 17.6%
Adobe Systems, Inc. (a)	6,470	1,577,451
Atlassian Corp. PLC Class A (a)	8,569	535,734
Autodesk, Inc. (a)	6,132	803,844
Electronic Arts, Inc. (a)	7,946	1,120,545
Fiserv, Inc. (a)	9,447	699,928
Guidewire Software, Inc. (a)	5,594	496,635
Intuit, Inc.	6,306	1,288,347
Microsoft Corp.	77,431	7,635,471
Oracle Corp.	16,717	736,551
salesforce.com, Inc. (a)	14,049	1,916,284
ServiceNow, Inc. (a)	5,166	890,980
SS&C Technologies Holdings, Inc	19,835	1,029,437

	Number of Shares	Value
Workday, Inc. Class A (a)	7,110	$861,163

		19,592,370

		29,154,944

TOTAL COMMON STOCK (Cost $85,315,695)		111,228,271

TOTAL EQUITIES (Cost $85,315,695)		111,228,271

TOTAL LONG-TERM INVESTMENTS (Cost $85,315,695)		111,228,271

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (b)	$284,190	284,190

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	16,317	16,317

TOTAL SHORT-TERM INVESTMENTS (Cost $300,507)		300,507

TOTAL INVESTMENTS — 100.3% (Cost $85,616,202) (c)		111,528,778

Other Assets/(Liabilities) — (0.3)%		(325,423)

NET ASSETS — 100.0%		$111,203,355

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $284,212. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $294,704.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 3.6%
Chemicals — 2.3%
DowDuPont, Inc.	51,490	$3,394,222
FMC Corp.	17,900	1,596,859

		4,991,081

Forest Products & Paper — 1.3%
International Paper Co.	52,240	2,720,659

		7,711,740

Communications — 8.4%
Media — 3.3%
CBS Corp. Class B	30,760	1,729,327
Comcast Corp. Class A	124,050	4,070,081
Viacom, Inc. Class B	46,370	1,398,519

		7,197,927

Telecommunications — 5.1%
Cisco Systems, Inc.	125,980	5,420,919
Nokia OYJ Sponsored ADR	361,660	2,079,545
Verizon Communications, Inc.	68,720	3,457,303

		10,957,767

		18,155,694

Consumer, Cyclical — 7.2%
Home Builders — 0.9%
PulteGroup, Inc.	66,030	1,898,362

Housewares — 0.6%
Newell Brands, Inc.	53,680	1,384,407

Leisure Time — 0.7%
Norwegian Cruise Line Holdings Ltd. (a)	33,810	1,597,523

Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	33,050	2,616,238

Retail — 3.8%
The Home Depot, Inc.	12,460	2,430,946
L Brands, Inc.	35,220	1,298,914
Qurate Retail, Inc. (a)	107,400	2,279,028
The TJX Cos., Inc.	22,700	2,160,586

		8,169,474

		15,666,004

Consumer, Non-cyclical — 17.9%
Agriculture — 2.1%
British American Tobacco PLC	31,840	1,608,045
Philip Morris International, Inc.	37,680	3,042,283

		4,650,328

Cosmetics & Personal Care — 0.9%
Unilever NV NY Shares	33,700	1,877,764

	Number of Shares	Value
Foods — 2.8%
The Kraft Heinz Co.	18,436	$1,158,150
Mondelez International, Inc. Class A	57,140	2,342,740
US Foods Holding Corp. (a)	68,570	2,593,317

		6,094,207

Health Care – Products — 2.7%
Medtronic PLC	41,019	3,511,636
Zimmer Biomet Holdings, Inc.	20,470	2,281,177

		5,792,813

Health Care – Services — 1.5%
UnitedHealth Group, Inc.	13,690	3,358,705

Pharmaceuticals — 7.9%
Allergan PLC	14,460	2,410,771
AstraZeneca PLC Sponsored ADR	65,660	2,305,323
Bristol-Myers Squibb Co.	49,170	2,721,068
Eli Lilly & Co.	30,930	2,639,257
Merck & Co., Inc.	70,700	4,291,490
Roche Holding AG	12,401	2,759,411

		17,127,320

		38,901,137

Energy — 12.3%
Oil & Gas — 11.0%
Canadian Natural Resources Ltd.	86,460	3,118,612
Chevron Corp.	52,700	6,662,861
EOG Resources, Inc.	34,080	4,240,574
Exxon Mobil Corp.	33,460	2,768,146
Marathon Oil Corp.	137,074	2,859,364
Occidental Petroleum Corp.	23,220	1,943,050
Pioneer Natural Resources Co.	11,780	2,229,247

		23,821,854

Oil & Gas Services — 1.3%
Halliburton Co.	60,910	2,744,604

		26,566,458

Financial — 27.4%
Banks — 17.2%
Bank of America Corp.	198,810	5,604,454
Citigroup, Inc.	85,970	5,753,112
The Goldman Sachs Group, Inc.	10,980	2,421,859
JP Morgan Chase & Co.	95,310	9,931,302
M&T Bank Corp.	17,310	2,945,297
The PNC Financial Services Group, Inc.	38,330	5,178,383
Wells Fargo & Co.	96,960	5,375,462

		37,209,869

Diversified Financial Services — 3.1%
BlackRock, Inc.	4,890	2,440,305
Invesco Ltd.	87,120	2,313,907
Nasdaq, Inc.	22,280	2,033,496

		6,787,708

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 5.3%
American International Group, Inc.	40,260	$2,134,585
Chubb Ltd.	24,845	3,155,812
Marsh & McLennan Cos., Inc.	31,600	2,590,252
MetLife, Inc.	45,070	1,965,052
Principal Financial Group, Inc.	18,760	993,342
Unum Group	20,490	757,925

		11,596,968

Real Estate Investment Trusts (REITS) — 1.8%
Brixmor Property Group, Inc.	75,960	1,323,983
Park Hotels & Resorts, Inc.	83,930	2,570,776

		3,894,759

		59,489,304

Industrial — 9.5%
Aerospace & Defense — 1.5%
United Technologies Corp.	25,660	3,208,270

Building Materials — 1.1%
Fortune Brands Home & Security, Inc.	42,940	2,305,448

Electronics — 1.1%
Koninklijke Philips NV Sponsored ADR	58,400	2,468,568

Machinery – Construction & Mining — 1.2%
Caterpillar, Inc.	18,600	2,523,462

Miscellaneous – Manufacturing — 3.1%
Eaton Corp. PLC	45,000	3,363,300
Ingersoll-Rand PLC	36,400	3,266,172

		6,629,472

Transportation — 1.5%
Union Pacific Corp.	23,760	3,366,317

		20,501,537

Technology — 9.0%
Computers — 2.4%
Cognizant Technology Solutions Corp. Class A	24,480	1,933,675
NetApp, Inc.	42,410	3,330,458

		5,264,133

Semiconductors — 5.6%
Analog Devices, Inc.	20,190	1,936,625
Intel Corp.	100,650	5,003,311
Maxim Integrated Products, Inc.	41,760	2,449,642
QUALCOMM, Inc.	49,010	2,750,441

		12,140,019

Software — 1.0%
Microsoft Corp.	21,700	2,139,837

		19,543,989

	Number of Shares	Value
Utilities — 3.3%
Electric — 3.3%
Dominion Energy, Inc.	16,840	$1,148,151
Edison International	30,970	1,959,472
Eversource Energy	42,710	2,503,233
NextEra Energy, Inc.	9,900	1,653,597

		7,264,453

TOTAL COMMON STOCK (Cost $166,257,543)		213,800,316

TOTAL EQUITIES (Cost $166,257,543)		213,800,316

TOTAL LONG-TERM INVESTMENTS (Cost $166,257,543)		213,800,316

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (b)	$2,951,129	2,951,129

TOTAL SHORT-TERM INVESTMENTS (Cost $2,951,129)		2,951,129

TOTAL INVESTMENTS — 100.0% (Cost $169,208,672) (c)		216,751,445

Other Assets/(Liabilities) — 0.0%		41,249

NET ASSETS — 100.0%		$216,792,694

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $2,951,360. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $3,010,894.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	82.1%
Ireland	5.8%
Switzerland	2.7%
Netherlands	2.0%
United Kingdom	1.8%
Bermuda	1.8%
Canada	1.4%
Finland	1.0%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Austria — 0.4%
Erste Group Bank AG	23,846	$994,088

Brazil — 0.4%
Ambev SA	184,831	857,450

Canada — 2.0%
Canadian National Railway Co.	57,330	4,686,728

Cayman Islands — 0.2%
Sands China Ltd.	95,200	507,293

Denmark — 0.7%
Carlsberg A/S Class B	13,795	1,624,284

France — 9.7%
Air Liquide SA	19,037	2,390,765
Danone SA	54,793	4,016,700
Hermes International	872	532,967
Legrand SA	27,180	1,990,774
LVMH Moet Hennessy Louis Vuitton SE	16,281	5,412,110
Pernod Ricard SA (a)	27,552	4,496,898
Schneider Electric SE	47,802	3,976,103

		22,816,317

Germany — 6.7%
Bayer AG Registered	58,483	6,443,454
Brenntag AG	21,918	1,220,780
Deutsche Boerse AG	7,694	1,025,121
Linde AG	14,094	3,363,292
Merck KGaA	18,443	1,800,660
MTU Aero Engines AG	10,032	1,926,805

		15,780,112

Ireland — 5.3%
Accenture PLC Class A	37,709	6,168,815
Medtronic PLC	72,809	6,233,179

		12,401,994

Israel — 1.2%
Check Point Software Technologies Ltd. (b)	29,053	2,837,897

Japan — 2.0%
Hoya Corp.	25,500	1,448,235
Kubota Corp.	152,500	2,394,754
Olympus Corp.	21,600	806,799

		4,649,788

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Class O	122,914	722,745

Netherlands — 3.0%
Akzo Nobel NV	37,191	3,169,066
Heineken NV	22,582	2,264,096

	Number of Shares	Value
Schlumberger Ltd.	26,012	$1,743,584

		7,176,746

Republic of Korea — 0.9%
Samsung Electronics Co. Ltd.	49,865	2,082,161

Spain — 1.0%
Aena SME SA (c)	13,052	2,367,617

Sweden — 1.9%
Essity AB Class B	184,116	4,541,311

Switzerland — 7.6%
Adecco Group AG Registered	22,007	1,300,137
Cie Financiere Richemont SA Registered	27,238	2,307,517
Julius Baer Group Ltd.	23,399	1,374,625
Nestle SA Registered	73,032	5,653,902
Roche Holding AG	15,368	3,419,613
Sonova Holding AG Registered	4,933	884,955
UBS Group AG Registered	184,242	2,834,577

		17,775,326

Thailand — 0.2%
Kasikornbank PCL	83,900	505,299

United Kingdom — 9.5%
Aon PLC	14,594	2,001,859
Aptiv PLC	15,141	1,387,370
Burberry Group PLC	56,984	1,622,054
Compass Group PLC	116,612	2,484,327
Diageo PLC	136,918	4,914,767
Reckitt Benckiser Group PLC	63,755	5,241,007
Whitbread PLC	25,339	1,323,700
WPP PLC	217,846	3,428,047

		22,403,131

United States — 45.6%
3M Co.	19,420	3,820,302
Abbott Laboratories	52,203	3,183,861
American Express Co.	36,431	3,570,238
Amphenol Corp. Class A	14,573	1,270,037
AutoZone, Inc. (b)	1,912	1,282,818
The Bank of New York Mellon Corp.	74,870	4,037,739
Cisco Systems, Inc.	46,261	1,990,611
Cognizant Technology Solutions Corp. Class A	31,659	2,500,744
Colgate-Palmolive Co.	41,501	2,689,680
Comcast Corp. Class A	172,100	5,646,601
The Cooper Cos., Inc.	11,615	2,734,752
Coty, Inc. Class A	199,592	2,814,247
eBay, Inc. (b)	53,667	1,945,965
Franklin Resources, Inc.	46,427	1,487,985
The Goldman Sachs Group, Inc.	9,878	2,178,791
Harley-Davidson, Inc.	20,487	862,093
Honeywell International, Inc.	39,619	5,707,117

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson & Johnson	7,133	$865,518
Kansas City Southern	36,249	3,840,944
Kellogg Co.	34,859	2,435,598
Microchip Technology, Inc. (a)	11,909	1,083,124
National Oilwell Varco, Inc.	17,859	775,081
NOW, Inc. (b)	10,440	139,165
Omnicom Group, Inc.	17,176	1,310,014
Oracle Corp.	75,886	3,343,537
PayPal Holdings, Inc. (b)	17,041	1,419,004
PPG Industries, Inc.	13,712	1,422,346
Praxair, Inc.	6,359	1,005,676
Sally Beauty Holdings, Inc. (a) (b)	46,232	741,099
State Street Corp.	49,220	4,581,890
Stryker Corp.	29,881	5,045,706
Thermo Fisher Scientific, Inc.	33,251	6,887,612
United Parcel Service, Inc. Class B	36,126	3,837,665
United Technologies Corp.	19,931	2,491,973
Visa, Inc. Class A	50,823	6,731,506
W.W. Grainger, Inc.	1,235	380,874
The Walt Disney Co.	42,300	4,433,463
Waters Corp. (b)	10,334	2,000,559
Wynn Resorts Ltd.	3,818	638,904
Zimmer Biomet Holdings, Inc.	37,616	4,191,927

		107,326,766

TOTAL COMMON STOCK (Cost $192,983,621)		232,057,053

TOTAL EQUITIES (Cost $192,983,621)		232,057,053

MUTUAL FUNDS — 2.7%
United States — 2.7%
State Street Navigator Securities Lending Prime Portfolio (d)	6,386,963	6,386,963

TOTAL MUTUAL FUNDS (Cost $6,386,963)		6,386,963

TOTAL LONG-TERM INVESTMENTS (Cost $199,370,584)		238,444,016

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (e)	$3,788,817	3,788,817

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	$17,052	$17,052

TOTAL SHORT-TERM INVESTMENTS (Cost $3,805,869)		3,805,869

TOTAL INVESTMENTS — 102.9% (Cost $203,176,453) (f)		242,249,885

Other Assets/(Liabilities) — (2.9)%		(6,898,251)

NET ASSETS — 100.0%		$235,351,634

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $6,122,347 or 2.60% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(b)	Non-income producing security.
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $2,367,617 or 1.01% of net assets.

(d)	Represents investment of security lending collateral. (Note 2).
(e)

Maturity value of $3,789,114. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 12/31/23, and an aggregate market value, including accrued interest, of $3,865,316.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	36.9%
Industrial	17.7%
Financial	13.6%
Consumer, Cyclical	8.3%
Communications	8.0%
Technology	7.7%
Basic Materials	5.3%
Mutual Funds	2.7%
Energy	1.1%

Total Long-Term Investments	101.3%
Short-Term Investments and Other Assets and Liabilities	(1.3)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 2.4%
Chemicals — 2.4%
PPG Industries, Inc.	12,509	$1,297,559
The Sherwin-Williams Co.	4,909	2,000,761

		3,298,320

Communications — 9.6%
Internet — 6.2%
Alphabet, Inc. Class A (a)	4,062	4,586,770
Alphabet, Inc. Class C (a)	1,611	1,797,312
Facebook, Inc. Class A (a)	11,913	2,314,934

		8,699,016

Media — 2.5%
Comcast Corp. Class A	80,433	2,639,007
The Walt Disney Co.	8,413	881,766

		3,520,773

Telecommunications — 0.9%
Cisco Systems, Inc.	30,762	1,323,689

		13,543,478

Consumer, Cyclical — 9.6%
Apparel — 2.4%
LVMH Moet Hennessy Louis Vuitton SE	4,609	1,532,118
NIKE, Inc. Class B	23,386	1,863,397

		3,395,515

Food Services — 0.7%
Aramark	25,943	962,485

Housewares — 1.2%
Newell Brands, Inc.	67,004	1,728,033

Retail — 5.3%
Costco Wholesale Corp.	7,035	1,470,174
Dollar Tree, Inc. (a)	9,295	790,075
Ross Stores, Inc.	20,124	1,705,509
Starbucks Corp.	36,468	1,781,462
Tractor Supply Co.	21,676	1,657,997

		7,405,217

		13,491,250

Consumer, Non-cyclical — 22.8%
Beverages — 2.2%
Diageo PLC	34,239	1,229,032
Pernod Ricard SA	11,174	1,823,764

		3,052,796

Biotechnology — 1.1%
Biogen, Inc. (a)	5,596	1,624,183

	Number of Shares	Value
Cosmetics & Personal Care — 2.2%
Colgate-Palmolive Co.	22,862	$1,481,686
Coty, Inc. Class A	55,871	787,781
The Estee Lauder Cos., Inc. Class A	5,854	835,308

		3,104,775

Foods — 3.0%
Danone SA	24,672	1,808,626
Mondelez International, Inc. Class A	57,999	2,377,959

		4,186,585

Health Care – Products — 8.0%
Abbott Laboratories	20,863	1,272,435
Danaher Corp.	31,769	3,134,965
Medtronic PLC	35,680	3,054,565
Stryker Corp.	4,241	716,135
Thermo Fisher Scientific, Inc.	15,174	3,143,142

		11,321,242

Household Products & Wares — 0.7%
Kimberly-Clark Corp.	8,986	946,585

Pharmaceuticals — 5.6%
Eli Lilly & Co.	20,244	1,727,421
Johnson & Johnson	30,431	3,692,498
McKesson Corp.	9,756	1,301,450
Zoetis, Inc.	13,638	1,161,821

		7,883,190

		32,119,356

Energy — 5.5%
Oil & Gas — 2.1%
EOG Resources, Inc.	24,287	3,022,031

Oil & Gas Services — 1.9%
Schlumberger Ltd.	39,212	2,628,380

Pipelines — 1.5%
Enterprise Products Partners LP (b)	77,398	2,141,603

		7,792,014

Financial — 21.8%
Banks — 10.5%
Bank of America Corp.	150,679	4,247,641
The Goldman Sachs Group, Inc.	9,856	2,173,938
JP Morgan Chase & Co.	48,293	5,032,131
Morgan Stanley	37,476	1,776,362
US Bancorp	29,867	1,493,947

		14,724,019

Diversified Financial Services — 6.9%
BlackRock, Inc.	1,335	666,218
Mastercard, Inc. Class A	14,408	2,831,460
Nasdaq, Inc.	21,622	1,973,440
Visa, Inc. Class A	31,831	4,216,016

		9,687,134

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 1.0%
Chubb Ltd.	11,464	$1,456,157

Private Equity — 0.8%
The Blackstone Group LP (b)	35,215	1,132,867

Real Estate Investment Trusts (REITS) — 2.6%
American Tower Corp.	25,551	3,683,688

		30,683,865

Industrial — 9.4%
Aerospace & Defense — 1.4%
United Technologies Corp.	15,760	1,970,473

Electrical Components & Equipment — 1.0%
AMETEK, Inc.	19,336	1,395,286

Electronics — 3.3%
Fortive Corp.	13,513	1,041,988
Honeywell International, Inc.	17,103	2,463,687
TE Connectivity Ltd.	11,639	1,048,208

		4,553,883

Engineering & Construction — 0.5%
Fluor Corp.	15,484	755,310

Packaging & Containers — 1.3%
Crown Holdings, Inc. (a)	40,587	1,816,674

Transportation — 1.9%
Canadian National Railway Co.	32,846	2,685,160

		13,176,786

Technology — 16.6%
Computers — 8.3%
Accenture PLC Class A	15,567	2,546,606
Amdocs Ltd.	18,852	1,247,814
Apple, Inc.	9,786	1,811,486
Cognizant Technology Solutions Corp. Class A	35,161	2,777,367
DXC Technology Co.	22,632	1,824,366
Hewlett Packard Enterprise Co.	84,900	1,240,389
Perspecta, Inc.	11,316	232,544

		11,680,572

Semiconductors — 3.6%
Analog Devices, Inc.	9,304	892,440
Broadcom, Inc.	7,354	1,784,374
Texas Instruments, Inc.	21,481	2,368,280

		5,045,094

Software — 4.7%
Adobe Systems, Inc. (a)	7,082	1,726,662
Fidelity National Information Services, Inc.	26,531	2,813,082
Microsoft Corp.	12,783	1,260,532
salesforce.com, Inc. (a)	5,933	809,261

		6,609,537

		23,335,203

	Number of Shares	Value
Utilities — 0.5%
Electric — 0.5%
American Electric Power Co., Inc.	10,560	$731,280

TOTAL COMMON STOCK (Cost $92,621,604)		138,171,552

TOTAL EQUITIES (Cost $92,621,604)		138,171,552

TOTAL LONG-TERM INVESTMENTS (Cost $92,621,604)		138,171,552

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement , dated 6/29/18, 0.940%, due 7/02/18 (c)	$2,446,533	2,446,533

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	9,648	9,648

TOTAL SHORT-TERM INVESTMENTS (Cost $2,456,181)		2,456,181

TOTAL INVESTMENTS — 100.0% (Cost $95,077,785) (d)		140,627,733

Other Assets/(Liabilities) — 0.0%		40,910

NET ASSETS — 100.0%		$140,668,643

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)

Maturity value of $2,446,725. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $2,500,073.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.9%

COMMON STOCK — 94.9%
Basic Materials — 5.9%
Chemicals — 5.7%
Air Products & Chemicals, Inc.	14,462	$2,252,167
Celanese Corp. Series A	16,887	1,875,470
DowDuPont, Inc.	112,698	7,429,052
LyondellBasell Industries NV Class A	13,992	1,537,021
Praxair, Inc.	18,631	2,946,493
Versum Materials, Inc.	25,059	930,942

		16,971,145

Mining — 0.2%
Covia Holdings Corp. (a)	24,150	448,224

		17,419,369

Communications — 2.8%
Media — 0.9%
Comcast Corp. Class A	56,787	1,863,182
Twenty-First Century Fox, Inc. Class A	14,935	742,120

		2,605,302

Telecommunications — 1.9%
AT&T, Inc.	72,629	2,332,117
Verizon Communications, Inc.	67,419	3,391,850

		5,723,967

		8,329,269

Consumer, Cyclical — 7.9%
Airlines — 0.5%
Southwest Airlines Co.	27,461	1,397,215

Apparel — 0.5%
Hanesbrands, Inc.	63,576	1,399,943

Auto Parts & Equipment — 0.4%
Adient PLC	26,562	1,306,585

Home Furnishing — 0.6%
Whirlpool Corp.	11,987	1,752,859

Leisure Time — 1.8%
Carnival Corp.	21,190	1,214,399
Norwegian Cruise Line Holdings Ltd. (a)	41,748	1,972,593
Royal Caribbean Cruises Ltd.	19,940	2,065,784

		5,252,776

Retail — 4.1%
Advance Auto Parts, Inc.	12,700	1,723,390
Dollar General Corp.	26,274	2,590,617
Lowe’s Cos., Inc.	27,616	2,639,261
O’Reilly Automotive, Inc. (a)	4,144	1,133,674

	Number of Shares	Value
Walmart, Inc.	48,914	$4,189,484

		12,276,426

		23,385,804

Consumer, Non-cyclical — 19.0%
Agriculture — 3.2%
Altria Group, Inc.	83,209	4,725,439
Philip Morris International, Inc.	58,092	4,690,348

		9,415,787

Beverages — 0.8%
Coca-Cola European Partners PLC	58,912	2,394,184

Commercial Services — 0.9%
AMERCO	4,761	1,695,630
Nielsen Holdings PLC	31,654	979,058

		2,674,688

Foods — 0.6%
Tyson Foods, Inc. Class A	25,546	1,758,842

Health Care – Products — 0.8%
Medtronic PLC	27,909	2,389,290

Health Care – Services — 2.7%
Anthem, Inc.	11,584	2,757,340
Cigna Corp.	13,199	2,243,170
UnitedHealth Group, Inc.	12,325	3,023,815

		8,024,325

Pharmaceuticals — 10.0%
Cardinal Health, Inc.	46,852	2,287,783
CVS Health Corp.	73,073	4,702,248
Express Scripts Holding Co. (a)	22,764	1,757,608
Johnson & Johnson	52,479	6,367,802
Merck & Co., Inc.	72,697	4,412,708
Pfizer, Inc.	195,899	7,107,216
Sanofi ADR	55,622	2,225,436
Teva Pharmaceutical Industries Ltd. Sponsored ADR	42,679	1,037,953

		29,898,754

		56,555,870

Energy — 14.5%
Oil & Gas — 14.1%
BP PLC Sponsored ADR	181,399	8,282,678
Chevron Corp.	55,301	6,991,705
ConocoPhillips	99,578	6,932,620
Hess Corp.	38,259	2,559,145
Kosmos Energy Ltd. (a)	167,418	1,384,547
Occidental Petroleum Corp.	80,272	6,717,161
Phillips 66	59,910	6,728,492
Vermilion Energy, Inc.	65,248	2,349,581

		41,945,929

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.4%
Schlumberger Ltd.	19,693	$1,320,022

		43,265,951

Financial — 25.2%
Banks — 14.5%
Bank of America Corp.	322,162	9,081,747
The Bank of New York Mellon Corp.	38,921	2,099,009
Citigroup, Inc.	53,812	3,601,099
JP Morgan Chase & Co.	73,275	7,635,255
KeyCorp	101,420	1,981,747
The PNC Financial Services Group, Inc.	10,731	1,449,758
State Street Corp.	51,978	4,838,632
US Bancorp	85,722	4,287,814
Wells Fargo & Co.	143,449	7,952,813

		42,927,874

Diversified Financial Services — 5.1%
American Express Co.	73,993	7,251,314
E*TRADE Financial Corp. (a)	42,440	2,595,630
FNF Group	36,645	1,378,585
Navient Corp.	91,375	1,190,616
SLM Corp. (a)	248,217	2,842,085

		15,258,230

Insurance — 4.2%
Berkshire Hathaway, Inc. Class B (a)	11,634	2,171,486
Loews Corp.	115,766	5,589,182
Willis Towers Watson PLC	14,706	2,229,430
XL Group Ltd.	46,540	2,603,913

		12,594,011

Real Estate Investment Trusts (REITS) — 0.9%
HCP, Inc.	99,528	2,569,813

Savings & Loans — 0.5%
New York Community Bancorp, Inc.	136,760	1,509,831

		74,859,759

Industrial — 9.1%
Aerospace & Defense — 3.6%
Raytheon Co.	10,478	2,024,140
Spirit AeroSystems Holdings, Inc. Class A	27,296	2,344,999
United Technologies Corp.	51,591	6,450,423

		10,819,562

Building Materials — 2.4%
Johnson Controls International PLC	164,289	5,495,467
Owens Corning	27,656	1,752,561

		7,248,028

Hand & Machine Tools — 1.4%
Stanley Black & Decker, Inc.	31,413	4,171,960

	Number of Shares	Value
Miscellaneous – Manufacturing — 1.7%
General Electric Co.	360,355	$4,904,432

		27,143,982

Technology — 7.4%
Computers — 1.5%
Hewlett Packard Enterprise Co.	131,698	1,924,108
International Business Machines Corp.	19,205	2,682,938

		4,607,046

Semiconductors — 3.4%
Broadcom, Inc.	6,322	1,533,970
Microchip Technology, Inc.	21,919	1,993,533
QUALCOMM, Inc.	74,861	4,201,199
Texas Instruments, Inc.	20,363	2,245,021

		9,973,723

Software — 2.5%
Microsoft Corp.	26,820	2,644,720
Oracle Corp.	106,691	4,700,806

		7,345,526

		21,926,295

Utilities — 3.1%
Electric — 3.1%
Dominion Energy, Inc.	22,297	1,520,210
Entergy Corp.	43,343	3,501,681
Exelon Corp.	100,044	4,261,875

		9,283,766

TOTAL COMMON STOCK (Cost $271,206,598)		282,170,065

TOTAL EQUITIES (Cost $271,206,598)		282,170,065

TOTAL LONG-TERM INVESTMENTS (Cost $271,206,598)		282,170,065

	Principal Amount
SHORT-TERM INVESTMENTS — 5.5%
Repurchase Agreement — 5.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (b)	$16,151,405	16,151,405

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	$80,592	$80,592

TOTAL SHORT-TERM INVESTMENTS (Cost $16,231,997)		16,231,997

TOTAL INVESTMENTS — 100.4% (Cost $287,438,595) (c)		298,402,062

Other Assets/(Liabilities) — (0.4)%		(1,165,510)

NET ASSETS — 100.0%		$297,236,552

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $16,152,670. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $16,478,871.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 95.8%
Australia — 2.4%
AMP Ltd.	658,034	$1,732,275
Orica Ltd.	180,111	2,370,676

		4,102,951

Canada — 0.7%
Alimentation Couche-Tard, Inc. Class B	11,900	516,951
Cenovus Energy, Inc.	72,600	753,805

		1,270,756

Cayman Islands — 0.7%
Baidu, Inc. Sponsored ADR (a)	5,025	1,221,075

France — 11.9%
BNP Paribas SA	130,465	8,086,812
Bureau Veritas SA	70,300	1,874,587
Danone SA	24,791	1,817,349
Pernod Ricard SA	5,305	865,855
Publicis Groupe SA	57,691	3,964,423
Safran SA	8,770	1,063,867
Sanofi	2,900	232,210
Valeo SA	54,910	2,997,150

		20,902,253

Germany — 16.9%
Allianz SE Registered	32,990	6,817,000
Bayer AG Registered	40,204	4,429,537
Bayerische Motoren Werke AG	71,380	6,474,387
Continental AG	17,950	4,102,753
Daimler AG Registered	120,500	7,752,333

		29,576,010

India — 1.4%
Axis Bank Ltd.	329,102	2,438,895

Indonesia — 1.2%
Bank Mandiri Persero Tbk PT	4,571,100	2,172,509

Ireland — 2.6%
Ryanair Holdings PLC Sponsored ADR (a)	10,315	1,178,283
Willis Towers Watson PLC	22,419	3,398,720

		4,577,003

Italy — 3.8%
Intesa Sanpaolo SpA	2,276,400	6,589,079

Japan — 4.1%
Olympus Corp.	66,200	2,472,689
Toyota Motor Corp.	72,600	4,693,144

		7,165,833

Mexico — 1.5%
Grupo Televisa SAB Sponsored ADR	141,100	2,673,845

	Number of Shares	Value
Netherlands — 6.8%
Akzo Nobel NV	7,561	$644,277
ASML Holding NV	7,035	1,387,450
CNH Industrial NV	457,608	4,848,356
EXOR NV	61,400	4,130,656
Koninklijke Philips NV	20,815	882,271

		11,893,010

Republic of Korea — 0.2%
Samsung Electronics Co. Ltd.	8,350	348,662

South Africa — 2.7%
Naspers Ltd.	18,850	4,777,248

Sweden — 5.4%
Hennes & Mauritz AB Class B (b)	404,200	6,016,530
SKF AB Class B	107,100	1,990,542
Volvo AB Class B	89,470	1,425,139

		9,432,211

Switzerland — 10.2%
Cie Financiere Richemont SA Registered	31,040	2,629,610
Credit Suisse Group AG Registered	445,923	6,692,204
Kuehne & Nagel International AG Registered	9,535	1,432,217
LafargeHolcim Ltd. Registered	86,880	4,236,216
Nestle SA Registered	36,970	2,862,098
The Swatch Group AG	170	80,751

		17,933,096

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	300,000	2,134,395

United Kingdom — 22.1%
Ashtead Group PLC	66,959	1,994,460
Diageo PLC	51,500	1,848,628
Experian PLC	62,100	1,535,780
Ferguson Plc	5,873	476,558
G4S PLC	393,200	1,387,154
Glencore PLC	1,075,500	5,099,142
Liberty Global PLC Series A (a)	46,000	1,266,840
Liberty Global PLC Series C (a)	114,300	3,041,523
Lloyds Banking Group PLC	8,905,000	7,408,288
Meggitt PLC	173,738	1,130,784
Reckitt Benckiser Group PLC	10,400	854,937
Royal Bank of Scotland Group PLC (a)	1,008,100	3,406,116
Schroders PLC	94,000	3,916,554
Smiths Group PLC	71,300	1,597,271
WPP PLC	233,700	3,677,528

		38,641,563

TOTAL COMMON STOCK (Cost $165,349,323)		167,850,394

TOTAL EQUITIES (Cost $165,349,323)		167,850,394

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 3.6%
United States — 3.6%
State Street Navigator Securities Lending Prime Portfolio (c)	6,331,356	$6,331,356

TOTAL MUTUAL FUNDS (Cost $6,331,356)		6,331,356

RIGHTS — 0.0%
Italy — 0.0%
Intesa Sanpaolo SpA Rights (a) (d) (e)	2,276,400	-

TOTAL RIGHTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $171,680,679)		174,181,750

	Principal Amount
SHORT-TERM INVESTMENTS — 4.3%
Repurchase Agreement — 4.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (f)	$7,466,831	7,466,831

TOTAL SHORT-TERM INVESTMENTS (Cost $7,466,831)		7,466,831

TOTAL INVESTMENTS — 103.7% (Cost $179,147,510) (g)		181,648,581

Other Assets/(Liabilities) — (3.7)%		(6,416,851)

NET ASSETS — 100.0%		$175,231,730

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $6,023,011 or 3.44% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(f)

Maturity value of $7,467,416. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $7,618,101.

(g)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	32.3%
Consumer, Cyclical	21.9%
Consumer, Non-cyclical	12.7%
Communications	11.8%
Industrial	11.2%
Mutual Funds	3.6%
Basic Materials	3.3%
Technology	2.2%
Energy	0.4%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

The Fund had the following open Forward contracts at June 30, 2018:

Counterparty			Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Deliver
CHF	3,574,000	State Street Bank and Trust Co.	9/19/18	$3,804,698	$171,532

Currency Legend

CHF	Swiss Franc

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Communications — 31.7%
Internet — 27.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	37,085	$6,880,380
Alphabet, Inc. Class A (a)	2,888	3,261,101
Alphabet, Inc. Class C (a)	2,896	3,230,923
Amazon.com, Inc. (a)	4,809	8,174,338
Facebook, Inc. Class A (a)	38,144	7,412,142

		28,958,884

Media — 1.6%
FactSet Research Systems, Inc.	8,811	1,745,459

Telecommunications — 2.8%
Cisco Systems, Inc.	67,907	2,922,038

		33,626,381

Consumer, Cyclical — 5.4%
Retail — 5.4%
Starbucks Corp.	52,231	2,551,484
Yum China Holdings, Inc.	37,545	1,443,981
Yum! Brands, Inc.	21,572	1,687,362

		5,682,827

		5,682,827

Consumer, Non-cyclical — 26.4%
Beverages — 6.0%
The Coca-Cola Co.	58,748	2,576,687
Monster Beverage Corp. (a)	65,952	3,779,050

		6,355,737

Biotechnology — 5.0%
Amgen, Inc.	10,148	1,873,219
Regeneron Pharmaceuticals, Inc. (a)	10,053	3,468,185

		5,341,404

Commercial Services — 0.9%
Automatic Data Processing, Inc.	7,368	988,343

Cosmetics & Personal Care — 4.7%
Colgate-Palmolive Co.	34,460	2,233,353
The Procter & Gamble Co.	34,703	2,708,916

		4,942,269

Foods — 2.8%
Danone SA Sponsored ADR	200,497	2,923,246

Health Care – Products — 1.7%
Varian Medical Systems, Inc. (a)	15,826	1,799,733

Pharmaceuticals — 5.3%
Merck & Co., Inc.	17,371	1,054,420
Novartis AG Sponsored ADR	21,573	1,629,624

	Number of Shares	Value
Novo Nordisk A/S Sponsored ADR	63,159	$2,912,893

		5,596,937

		27,947,669

Energy — 3.0%
Oil & Gas Services — 3.0%
Schlumberger Ltd.	47,521	3,185,333

Financial — 9.8%
Diversified Financial Services — 9.8%
American Express Co.	11,751	1,151,598
SEI Investments Co.	45,885	2,868,730
Visa, Inc. Class A	48,257	6,391,640

		10,411,968

Industrial — 6.5%
Machinery – Diversified — 2.5%
Deere & Co.	19,015	2,658,297

Transportation — 4.0%
Expeditors International of Washington, Inc.	44,243	3,234,163
United Parcel Service, Inc. Class B	9,680	1,028,307

		4,262,470

		6,920,767

Technology — 16.6%
Semiconductors — 2.6%
QUALCOMM, Inc.	49,863	2,798,311

Software — 14.0%
Autodesk, Inc. (a)	31,623	4,145,459
Cerner Corp. (a)	39,656	2,371,032
Microsoft Corp.	33,674	3,320,593
Oracle Corp.	113,510	5,001,251

		14,838,335

		17,636,646

TOTAL COMMON STOCK (Cost $76,638,016)		105,411,591

TOTAL EQUITIES (Cost $76,638,016)		105,411,591

TOTAL LONG-TERM INVESTMENTS (Cost $76,638,016)		105,411,591

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (b)	$740,798	$740,798

TOTAL SHORT-TERM INVESTMENTS (Cost $740,798)		740,798

TOTAL INVESTMENTS — 100.1% (Cost $77,378,814) (c)		106,152,389

Other Assets/(Liabilities) — (0.1)%		(102,362)

NET ASSETS — 100.0%		$106,050,027

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $740,856. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $756,771.

(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	82.9%
Cayman Islands	6.5%
Netherlands	3.0%
France	2.8%
Denmark	2.7%
Switzerland	1.5%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 2.0%
Chemicals — 1.7%
Air Products & Chemicals, Inc. (a)	1,612	$251,037
Albemarle Corp. (a)	867	81,784
CF Industries Holdings, Inc. (a)	1,850	82,140
DowDuPont, Inc. (a)	17,356	1,144,107
Eastman Chemical Co. (a)	1,127	112,655
FMC Corp. (a)	1,063	94,830
International Flavors & Fragrances, Inc. (a)	626	77,599
LyondellBasell Industries NV Class A (a)	2,432	267,155
The Mosaic Co. (a)	2,738	76,801
PPG Industries, Inc. (a)	1,896	196,672
Praxair, Inc. (a)	2,105	332,906
The Sherwin-Williams Co. (a)	617	251,471

		2,969,157

Forest Products & Paper — 0.1%
International Paper Co. (a)	3,058	159,261

Iron & Steel — 0.1%
Nucor Corp. (a)	2,285	142,813

Mining — 0.1%
Freeport-McMoRan, Inc. (a)	9,854	170,080
Newmont Mining Corp. (a)	4,009	151,179

		321,259

		3,592,490

Communications — 14.7%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	3,159	74,047
Omnicom Group, Inc. (a)	1,659	126,532

		200,579

Internet — 9.5%
Alphabet, Inc. Class A (a) (b)	2,224	2,511,318
Alphabet, Inc. Class C (a) (b)	2,265	2,526,947
Amazon.com, Inc. (a) (b)	2,992	5,085,802
Booking Holdings, Inc. (a) (b)	365	739,888
eBay, Inc. (a) (b)	6,993	253,566
Expedia Group, Inc. (a)	903	108,532
F5 Networks, Inc. (a) (b)	445	76,740
Facebook, Inc. Class A (a) (b)	17,841	3,466,863
Netflix, Inc. (a) (b)	3,233	1,265,493
Symantec Corp. (a)	4,880	100,772
TripAdvisor, Inc. (a) (b)	845	47,075
Twitter, Inc. (a) (b)	4,928	215,206
VeriSign, Inc. (a) (b)	674	92,621

		16,490,823

	Number of Shares	Value
Media — 2.1%
CBS Corp. Class B (a)	2,461	$138,357
Charter Communications, Inc. Class A (a) (b)	1,378	404,043
Comcast Corp. Class A (a)	34,393	1,128,434
Discovery, Inc. Class A (a) (b)	1,248	34,320
Discovery, Inc. Class C (a) (b)	2,276	58,038
DISH Network Corp. Class A (a) (b)	1,796	60,364
News Corp. Class A (a)	3,310	51,305
News Corp. Class B (a)	778	12,331
Twenty-First Century Fox, Inc. Class A (a)	7,794	387,284
Twenty-First Century Fox, Inc. Class B (a)	3,323	163,724
Viacom, Inc. Class B (a)	2,767	83,453
The Walt Disney Co. (a)	11,171	1,170,833

		3,692,486

Telecommunications — 3.0%
AT&T, Inc. (a)	54,068	1,736,124
CenturyLink, Inc. (a)	7,152	133,313
Cisco Systems, Inc. (a)	35,895	1,544,562
Juniper Networks, Inc. (a)	2,597	71,210
Motorola Solutions, Inc. (a)	1,199	139,528
Verizon Communications, Inc. (a)	30,753	1,547,183

		5,171,920

		25,555,808

Consumer, Cyclical — 8.2%
Airlines — 0.4%
Alaska Air Group, Inc. (a)	929	56,103
American Airlines Group, Inc. (a)	3,197	121,358
Delta Air Lines, Inc. (a)	4,865	241,012
Southwest Airlines Co. (a)	4,075	207,336
United Continental Holdings, Inc. (a) (b)	1,781	124,189

		749,998

Apparel — 0.7%
Hanesbrands, Inc. (a)	2,536	55,843
Michael Kors Holdings Ltd. (a) (b)	1,200	79,920
NIKE, Inc. Class B (a)	9,668	770,346
PVH Corp. (a)	535	80,100
Ralph Lauren Corp. (a)	411	51,671
Under Armour, Inc. Class A (a) (b)	1,616	36,328
Under Armour, Inc. Class C (a) (b)	1,292	27,235
VF Corp. (a)	2,370	193,203

		1,294,646

Auto Manufacturers — 0.5%
Ford Motor Co. (a)	28,815	318,982
General Motors Co. (a)	9,198	362,401
PACCAR, Inc. (a)	2,541	157,441

		838,824

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 0.2%
Aptiv PLC (a)	1,985	$181,886
BorgWarner, Inc. (a)	1,559	67,286
The Goodyear Tire & Rubber Co.	1,923	44,787

		293,959

Distribution & Wholesale — 0.2%
Fastenal Co. (a)	2,024	97,415
LKQ Corp. (a) (b)	2,470	78,793
W.W. Grainger, Inc. (a)	378	116,575

		292,783

Home Builders — 0.1%
D.R. Horton, Inc. (a)	2,568	105,288
Lennar Corp. Class A (a)	1,904	99,960
PulteGroup, Inc. (a)	2,142	61,582

		266,830

Home Furnishing — 0.1%
Leggett & Platt, Inc. (a)	967	43,167
Whirlpool Corp. (a)	506	73,992

		117,159

Housewares — 0.1%
Newell Brands, Inc. (a)	3,469	89,466

Leisure Time — 0.2%
Carnival Corp. (a)	2,977	170,612
Harley-Davidson, Inc. (a)	1,334	56,135
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,401	66,197
Royal Caribbean Cruises Ltd. (a)	1,261	130,639

		423,583

Lodging — 0.4%
Hilton Worldwide Holdings, Inc. (a)	2,032	160,853
Marriott International, Inc. Class A (a)	2,295	290,547
MGM Resorts International (a)	3,778	109,675
Wynn Resorts Ltd. (a)	650	108,771

		669,846

Retail — 5.1%
Advance Auto Parts, Inc. (a)	579	78,570
AutoZone, Inc. (a) (b)	195	130,831
Best Buy Co., Inc. (a)	1,971	146,997
CarMax, Inc. (a) (b)	1,272	92,691
Chipotle Mexican Grill, Inc. (a) (b)	190	81,960
Copart, Inc. (b)	1,473	83,313
Costco Wholesale Corp. (a)	3,286	686,708
Darden Restaurants, Inc. (a)	977	104,598
Dollar General Corp. (a)	1,902	187,537
Dollar Tree, Inc. (a) (b)	1,741	147,985
Foot Locker, Inc. (a)	994	52,334
The Gap, Inc. (a)	1,661	53,800
Genuine Parts Co. (a)	1,135	104,182
The Home Depot, Inc. (a)	8,725	1,702,247

	Number of Shares	Value
Kohl’s Corp. (a)	1,224	$89,230
L Brands, Inc. (a)	1,644	60,631
Lowe’s Cos., Inc. (a)	6,203	592,821
Macy’s, Inc. (a)	2,205	82,533
McDonald’s Corp. (a)	5,928	928,858
Nordstrom, Inc. (a)	827	42,822
O’Reilly Automotive, Inc. (a) (b)	611	167,151
Ross Stores, Inc. (a)	2,820	238,995
Starbucks Corp. (a)	10,529	514,342
Tapestry, Inc. (a)	2,067	96,550
Target Corp. (a)	3,986	303,414
Tiffany & Co. (a)	747	98,305
The TJX Cos., Inc. (a)	4,684	445,823
Tractor Supply Co. (a)	918	70,218
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	413	96,419
Walgreens Boots Alliance, Inc. (a)	6,308	378,575
Walmart, Inc. (a)	10,773	922,707
Yum! Brands, Inc. (a)	2,445	191,248

		8,974,395

Textiles — 0.1%
Mohawk Industries, Inc. (a) (b)	459	98,350

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	888	81,972
Mattel, Inc. (a)	2,703	44,383

		126,355

		14,236,194

Consumer, Non-cyclical — 21.3%
Agriculture — 1.1%
Altria Group, Inc. (a)	14,071	799,092
Archer-Daniels-Midland Co. (a)	4,132	189,370
Philip Morris International, Inc. (a)	11,523	930,367

		1,918,829

Beverages — 1.9%
Brown-Forman Corp. Class B (a)	1,987	97,383
The Coca-Cola Co. (a)	28,624	1,255,448
Constellation Brands, Inc. Class A (a)	1,298	284,093
Dr. Pepper Snapple Group, Inc. (a)	1,263	154,086
Molson Coors Brewing Co. Class B (a)	1,456	99,066
Monster Beverage Corp. (a) (b)	3,089	177,000
PepsiCo, Inc. (a)	10,587	1,152,607

		3,219,683

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (a) (b)	1,634	202,861
Amgen, Inc. (a)	4,987	920,550
Biogen, Inc. (a) (b)	1,578	457,999
Celgene Corp. (a) (b)	5,288	419,973
Gilead Sciences, Inc. (a)	9,785	693,169
Illumina, Inc. (a) (b)	1,093	305,264

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Incyte Corp. (a) (b)	1,271	$85,157
Regeneron Pharmaceuticals, Inc. (a) (b)	577	199,059
Vertex Pharmaceuticals, Inc. (a) (b)	1,886	320,545

		3,604,577

Commercial Services — 1.9%
Automatic Data Processing, Inc. (a)	3,315	444,674
Cintas Corp. (a)	623	115,299
Ecolab, Inc. (a)	1,922	269,714
Equifax, Inc. (a)	897	112,224
FleetCor Technologies, Inc. (b)	703	148,087
Gartner, Inc. (a) (b)	661	87,847
Global Payments, Inc. (a)	1,179	131,447
H&R Block, Inc. (a)	1,648	37,541
IHS Markit Ltd. (a) (b)	2,649	136,662
Moody’s Corp. (a)	1,233	210,300
Nielsen Holdings PLC (a)	2,436	75,345
PayPal Holdings, Inc. (a) (b)	8,440	702,799
Quanta Services, Inc. (a) (b)	1,344	44,889
Robert Half International, Inc. (a)	1,002	65,230
S&P Global, Inc. (a)	1,893	385,964
Total System Services, Inc. (a)	1,202	101,593
United Rentals, Inc. (a) (b)	624	92,115
Verisk Analytics, Inc. (a) (b)	1,151	123,894
The Western Union Co. (a)	3,614	73,473

		3,359,097

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co. (a)	6,510	421,913
Coty, Inc. Class A (a)	3,719	52,438
The Estee Lauder Cos., Inc. Class A (a)	1,669	238,150
The Procter & Gamble Co. (a)	18,718	1,461,127

		2,173,628

Foods — 1.2%
Campbell Soup Co.	1,341	54,364
Conagra Brands, Inc. (a)	2,916	104,189
General Mills, Inc. (a)	4,260	188,548
The Hershey Co. (a)	1,140	106,088
Hormel Foods Corp. (a)	2,185	81,304
The J.M. Smucker Co. (a)	895	96,195
Kellogg Co. (a)	1,851	129,329
The Kraft Heinz Co. (a)	4,402	276,534
The Kroger Co. (a)	6,026	171,440
McCormick & Co., Inc. (a)	783	90,898
Mondelez International, Inc. Class A (a)	11,118	455,838
Sysco Corp. (a)	3,581	244,546
Tyson Foods, Inc. Class A (a)	2,194	151,057

		2,150,330

Health Care – Products — 3.5%
Abbott Laboratories (a)	13,046	795,676

	Number of Shares	Value
ABIOMED, Inc. (a) (b)	320	$130,896
Align Technology, Inc. (a) (b)	531	181,676
Baxter International, Inc. (a)	3,674	271,288
Becton, Dickinson & Co. (a)	1,977	473,610
Boston Scientific Corp. (a) (b)	10,335	337,955
The Cooper Cos., Inc. (a)	344	80,995
Danaher Corp. (a)	4,588	452,744
DENTSPLY SIRONA, Inc. (a)	1,799	78,742
Edwards Lifesciences Corp. (a) (b)	1,585	230,728
Henry Schein, Inc. (a) (b)	1,070	77,725
Hologic, Inc. (a) (b)	2,009	79,858
IDEXX Laboratories, Inc. (a) (b)	647	141,007
Intuitive Surgical, Inc. (a) (b)	834	399,052
Medtronic PLC (a)	10,125	866,801
ResMed, Inc. (a)	1,112	115,181
Stryker Corp. (a)	2,401	405,433
Thermo Fisher Scientific, Inc. (a)	3,004	622,249
Varian Medical Systems, Inc. (a) (b)	640	72,781
Zimmer Biomet Holdings, Inc. (a)	1,489	165,934

		5,980,331

Health Care – Services — 2.4%
Aetna, Inc. (a)	2,445	448,657
Anthem, Inc. (a)	1,920	457,018
Centene Corp. (a) (b)	1,358	167,319
Cigna Corp. (a)	1,826	310,329
DaVita, Inc. (a) (b)	1,006	69,857
Envision Healthcare Corp. (a) (b)	1,006	44,274
HCA Healthcare, Inc. (a)	2,056	210,946
Humana, Inc. (a)	1,026	305,368
IQVIA Holdings, Inc. (a) (b)	1,056	105,410
Laboratory Corp. of America Holdings (a) (b)	802	143,983
Quest Diagnostics, Inc. (a)	1,000	109,940
UnitedHealth Group, Inc. (a)	7,227	1,773,072
Universal Health Services, Inc. Class B (a)	680	75,779

		4,221,952

Household Products & Wares — 0.3%
Avery Dennison Corp. (a)	690	70,449
Church & Dwight Co., Inc. (a)	1,910	101,536
The Clorox Co. (a)	933	126,188
Kimberly-Clark Corp. (a)	2,645	278,624

		576,797

Pharmaceuticals — 5.6%
AbbVie, Inc. (a)	11,305	1,047,408
Allergan PLC (a)	2,455	409,297
AmerisourceBergen Corp. (a)	1,152	98,231
Bristol-Myers Squibb Co. (a)	12,232	676,919
Cardinal Health, Inc. (a)	2,318	113,188
CVS Health Corp. (a)	7,566	486,872
Eli Lilly & Co. (a)	7,212	615,400

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Express Scripts Holding Co. (a) (b)	4,242	$327,525
Johnson & Johnson (a)	19,955	2,421,340
McKesson Corp. (a)	1,519	202,635
Merck & Co., Inc. (a)	20,065	1,217,945
Mylan NV (a) (b)	3,777	136,501
Nektar Therapeutics (a) (b)	1,216	59,377
Perrigo Co. PLC (a)	957	69,775
Pfizer, Inc. (a)	44,280	1,606,478
Zoetis, Inc. (a)	3,630	309,240

		9,798,131

		37,003,355

Energy — 6.2%
Oil & Gas — 5.1%
Anadarko Petroleum Corp. (a)	3,811	279,156
Andeavor (a)	1,039	136,296
Apache Corp. (a)	2,774	129,685
Cabot Oil & Gas Corp. (a)	3,643	86,703
Chevron Corp. (a)	14,221	1,797,961
Cimarex Energy Co. (a)	769	78,238
Concho Resources, Inc. (a) (b)	1,102	152,462
ConocoPhillips (a)	8,807	613,143
Devon Energy Corp. (a)	3,820	167,927
EOG Resources, Inc. (a)	4,324	538,035
EQT Corp. (a)	1,897	104,676
Exxon Mobil Corp. (a)	31,548	2,609,966
Helmerich & Payne, Inc.	778	49,605
Hess Corp. (a)	1,978	132,308
HollyFrontier Corp.	1,402	95,939
Marathon Oil Corp. (a)	6,174	128,790
Marathon Petroleum Corp. (a)	3,527	247,454
Newfield Exploration Co. (a) (b)	1,266	38,297
Noble Energy, Inc. (a)	3,832	135,193
Occidental Petroleum Corp. (a)	5,695	476,558
Phillips 66 (a)	3,135	352,092
Pioneer Natural Resources Co. (a)	1,262	238,821
Valero Energy Corp. (a)	3,239	358,978

		8,948,283

Oil & Gas Services — 0.7%
Baker Hughes a GE Co. (a)	3,060	101,072
Halliburton Co. (a)	6,534	294,422
National Oilwell Varco, Inc. (a)	2,764	119,958
Schlumberger Ltd. (a)	10,349	693,693
TechnipFMC PLC (a)	3,202	101,631

		1,310,776

Pipelines — 0.4%
Kinder Morgan, Inc. (a)	14,490	256,039
ONEOK, Inc. (a)	3,022	211,026
The Williams Cos., Inc. (a)	6,055	164,151

		631,216

		10,890,275

	Number of Shares	Value
Financial — 18.0%
Banks — 7.4%
Bank of America Corp. (a)	71,272	$2,009,158
The Bank of New York Mellon Corp. (a)	7,512	405,122
BB&T Corp. (a)	5,804	292,754
Capital One Financial Corp. (a)	3,650	335,435
Citigroup, Inc. (a)	19,160	1,282,187
Citizens Financial Group, Inc. (a)	3,536	137,550
Comerica, Inc. (a)	1,384	125,833
Fifth Third Bancorp (a)	5,157	148,006
The Goldman Sachs Group, Inc. (a)	2,641	582,525
Huntington Bancshares, Inc. (a)	7,669	113,194
JP Morgan Chase & Co. (a)	25,580	2,665,436
KeyCorp (a)	7,692	150,302
M&T Bank Corp. (a)	1,152	196,013
Morgan Stanley (a)	10,289	487,699
Northern Trust Corp. (a)	1,544	158,862
The PNC Financial Services Group, Inc. (a)	3,501	472,985
Regions Financial Corp. (a)	8,456	150,348
State Street Corp. (a)	2,800	260,652
SunTrust Banks, Inc. (a)	3,485	230,080
SVB Financial Group (a) (b)	360	103,954
US Bancorp (a)	11,766	588,535
Wells Fargo & Co. (a)	32,685	1,812,056
Zions Bancorp (a)	1,567	82,565

		12,791,251

Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc. (a)	443	65,861
Alliance Data Systems Corp. (a)	373	86,984
American Express Co. (a)	5,396	528,808
Ameriprise Financial, Inc. (a)	1,068	149,392
BlackRock, Inc. (a)	925	461,612
Cboe Global Markets, Inc. (a)	888	92,414
The Charles Schwab Corp. (a)	8,942	456,936
CME Group, Inc. (a)	2,543	416,848
Discover Financial Services (a)	2,589	182,291
E*TRADE Financial Corp. (a) (b)	1,918	117,305
Franklin Resources, Inc. (a)	2,176	69,741
Intercontinental Exchange, Inc. (a)	4,308	316,853
Invesco Ltd. (a)	3,209	85,231
Jefferies Financial Group, Inc. (a)	2,549	57,964
Mastercard, Inc. Class A (a)	6,888	1,353,630
Nasdaq, Inc. (a)	921	84,060
Raymond James Financial, Inc. (a)	866	77,377
Synchrony Financial (a)	5,250	175,245
T. Rowe Price Group, Inc. (a)	1,840	213,606
Visa, Inc. Class A (a)	13,448	1,781,188

		6,773,346

Insurance — 3.9%
Aflac, Inc. (a)	5,804	249,688

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Allstate Corp. (a)	2,641	$241,044
American International Group, Inc. (a)	6,632	351,629
Aon PLC (a)	1,846	253,216
Arthur J Gallagher & Co. (a)	1,225	79,968
Assurant, Inc. (a)	369	38,188
Berkshire Hathaway, Inc. Class B (a) (b)	14,330	2,674,694
Brighthouse Financial, Inc. (a) (b)	765	30,653
Chubb Ltd. (a)	3,479	441,903
Cincinnati Financial Corp. (a)	1,030	68,866
Everest Re Group Ltd. (a)	314	72,371
The Hartford Financial Services Group, Inc. (a)	2,605	133,194
Lincoln National Corp. (a)	1,526	94,993
Loews Corp. (a)	1,886	91,056
Marsh & McLennan Cos., Inc. (a)	3,879	317,962
MetLife, Inc. (a)	7,713	336,287
Principal Financial Group, Inc. (a)	1,973	104,470
The Progressive Corp. (a)	4,369	258,426
Prudential Financial, Inc. (a)	3,158	295,305
Torchmark Corp. (a)	812	66,105
The Travelers Cos., Inc. (a)	2,075	253,855
Unum Group (a)	1,794	66,360
Willis Towers Watson PLC (a)	989	149,932
XL Group Ltd. (a)	1,708	95,563

		6,765,728

Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	2,225	106,222

Real Estate Investment Trusts (REITS) — 2.7%
Alexandria Real Estate Equities, Inc. (a)	801	101,062
American Tower Corp. (a)	3,257	469,562
Apartment Investment & Management Co. Class A (a)	1,248	52,790
AvalonBay Communities, Inc. (a)	1,008	173,265
Boston Properties, Inc. (a)	1,105	138,589
Crown Castle International Corp. (a)	3,069	330,900
Digital Realty Trust, Inc. (a)	1,540	171,833
Duke Realty Corp. (a)	2,766	80,297
Equinix, Inc. (a)	586	251,916
Equity Residential (a)	2,686	171,071
Essex Property Trust, Inc. (a)	475	113,558
Extra Space Storage, Inc. (a)	1,011	100,908
Federal Realty Investment Trust (a)	576	72,893
GGP, Inc. (a)	4,979	101,721
HCP, Inc. (a)	3,316	85,619
Host Hotels & Resorts, Inc. (a)	5,399	113,757
Iron Mountain, Inc. (a)	2,212	77,442
Kimco Realty Corp. (a)	3,267	55,506
The Macerich Co. (a)	680	38,644
Mid-America Apartment Communities, Inc. (a)	888	89,395

	Number of Shares	Value
Prologis, Inc. (a)	3,975	$261,118
Public Storage (a)	1,120	254,083
Realty Income Corp. (a)	2,250	121,028
Regency Centers Corp. (a)	1,155	71,702
SBA Communications Corp. (a) (b)	871	143,820
Simon Property Group, Inc. (a)	2,348	399,606
SL Green Realty Corp. (a)	623	62,630
UDR, Inc. (a)	1,703	63,931
Ventas, Inc. (a)	2,580	146,931
Vornado Realty Trust (a)	1,365	100,901
Welltower, Inc. (a)	2,655	166,442
Weyerhaeuser Co. (a)	5,576	203,301

		4,786,221

Savings & Loans — 0.0%
People’s United Financial, Inc. (a)	1,778	32,164

		31,254,932

Industrial — 9.3%
Aerospace & Defense — 2.5%
Arconic, Inc. (a)	3,130	53,241
The Boeing Co. (a)	4,121	1,382,637
General Dynamics Corp. (a)	2,057	383,445
Harris Corp. (a)	857	123,871
L3 Technologies, Inc. (a)	618	118,854
Lockheed Martin Corp. (a)	1,857	548,613
Northrop Grumman Corp. (a)	1,301	400,318
Raytheon Co. (a)	2,154	416,110
Rockwell Collins, Inc. (a)	1,223	164,713
TransDigm Group, Inc. (a)	378	130,463
United Technologies Corp. (a)	5,557	694,792

		4,417,057

Building Materials — 0.3%
Fortune Brands Home & Security, Inc. (a)	1,174	63,032
Johnson Controls International PLC (a)	6,842	228,865
Martin Marietta Materials, Inc. (a)	436	97,372
Masco Corp. (a)	2,226	83,297
Vulcan Materials Co. (a)	1,028	132,673

		605,239

Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	1,827	131,836
Emerson Electric Co. (a)	4,728	326,894

		458,730

Electronics — 1.3%
Agilent Technologies, Inc. (a)	2,301	142,294
Allegion PLC	640	49,510
Amphenol Corp. Class A (a)	2,206	192,253
Corning, Inc. (a)	6,659	183,189
FLIR Systems, Inc. (a)	1,108	57,583
Fortive Corp. (a)	2,299	177,276

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Garmin Ltd. (a)	872	$53,192
Honeywell International, Inc. (a)	5,588	804,952
Mettler-Toledo International, Inc. (a) (b)	189	109,361
PerkinElmer, Inc. (a)	860	62,978
TE Connectivity Ltd. (a)	2,556	230,193
Waters Corp. (a) (b)	587	113,637

		2,176,418

Engineering & Construction — 0.1%
Fluor Corp.	1,022	49,853
Jacobs Engineering Group, Inc.	795	50,475

		100,328

Environmental Controls — 0.2%
Republic Services, Inc. (a)	1,662	113,614
Stericycle, Inc. (a) (b)	712	46,487
Waste Management, Inc. (a)	2,926	238,001

		398,102

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	442	71,038
Stanley Black & Decker, Inc. (a)	1,128	149,810

		220,848

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	4,477	607,395

Machinery – Diversified — 0.6%
Cummins, Inc. (a)	1,154	153,482
Deere & Co. (a)	2,436	340,553
Flowserve Corp. (a)	794	32,078
Pentair PLC (a)	1,307	54,999
Rockwell Automation, Inc. (a)	926	153,929
Roper Technologies, Inc. (a)	762	210,243
Xylem, Inc. (a)	1,448	97,566

		1,042,850

Miscellaneous – Manufacturing — 1.7%
3M Co. (a)	4,427	870,879
A.O. Smith Corp. (a)	1,181	69,856
Dover Corp. (a)	1,104	80,813
Eaton Corp. PLC (a)	3,215	240,289
General Electric Co. (a)	64,964	884,160
Illinois Tool Works, Inc. (a)	2,266	313,932
Ingersoll-Rand PLC (a)	1,863	167,167
Parker-Hannifin Corp. (a)	983	153,201
Textron, Inc. (a)	1,872	123,383

		2,903,680

Packaging & Containers — 0.2%
Ball Corp. (a)	2,402	85,391
Packaging Corp. of America (a)	748	83,619
Sealed Air Corp.	1,110	47,119
WestRock Co. (a)	2,001	114,097

		330,226

	Number of Shares	Value
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	317	$68,722

Transportation — 1.7%
C.H. Robinson Worldwide, Inc. (a)	990	82,823
CSX Corp. (a)	6,617	422,032
Expeditors International of Washington, Inc. (a)	1,261	92,179
FedEx Corp. (a)	1,846	419,153
J.B. Hunt Transport Services, Inc. (a)	653	79,372
Kansas City Southern (a)	738	78,199
Norfolk Southern Corp. (a)	2,118	319,543
Union Pacific Corp. (a)	5,891	834,637
United Parcel Service, Inc. Class B (a)	5,162	548,359

		2,876,297

		16,205,892

Technology — 16.3%
Computers — 5.7%
Accenture PLC Class A (a)	4,574	748,261
Apple, Inc. (a)	36,695	6,792,612
Cognizant Technology Solutions Corp. Class A (a)	4,364	344,712
DXC Technology Co. (a)	2,122	171,054
Hewlett Packard Enterprise Co. (a)	11,600	169,476
HP, Inc. (a)	12,138	275,411
International Business Machines Corp. (a)	6,366	889,330
NetApp, Inc. (a)	1,961	153,997
Seagate Technology PLC (a)	2,115	119,434
Western Digital Corp. (a)	2,226	172,315

		9,836,602

Office & Business Equipment — 0.0%
Xerox Corp.	1,698	40,752

Semiconductors — 4.0%
Advanced Micro Devices, Inc. (a) (b)	5,887	88,246
Analog Devices, Inc. (a)	2,758	264,547
Applied Materials, Inc. (a)	7,719	356,541
Broadcom, Inc. (a)	3,057	741,751
Intel Corp. (a)	34,847	1,732,244
IPG Photonics Corp. (a) (b)	294	64,865
KLA-Tencor Corp. (a)	1,183	121,293
Lam Research Corp. (a)	1,206	208,457
Microchip Technology, Inc. (a)	1,679	152,705
Micron Technology, Inc. (a) (b)	8,635	452,819
NVIDIA Corp. (a)	4,506	1,067,472
Qorvo, Inc. (a) (b)	1,004	80,491
QUALCOMM, Inc. (a)	11,024	618,667
Skyworks Solutions, Inc. (a)	1,362	131,637
Texas Instruments, Inc. (a)	7,340	809,235
Xilinx, Inc. (a)	1,984	129,476

		7,020,446

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 6.6%
Activision Blizzard, Inc. (a)	5,725	$436,932
Adobe Systems, Inc. (a) (b)	3,655	891,126
Akamai Technologies, Inc. (a) (b)	1,245	91,171
ANSYS, Inc. (a) (b)	618	107,643
Autodesk, Inc. (a) (b)	1,630	213,677
Broadridge Financial Solutions, Inc.	921	106,007
CA, Inc. (a)	2,503	89,232
Cadence Design Systems, Inc. (a) (b)	2,199	95,239
Cerner Corp. (a) (b)	2,344	140,148
Citrix Systems, Inc. (a) (b)	923	96,767
Electronic Arts, Inc. (a) (b)	2,283	321,949
Fidelity National Information Services, Inc. (a)	2,440	258,713
Fiserv, Inc. (a) (b)	3,037	225,011
Intuit, Inc. (a)	1,814	370,609
Microsoft Corp. (a)	57,337	5,654,002
MSCI, Inc. (a)	696	115,139
Oracle Corp. (a)	22,488	990,821
Paychex, Inc. (a)	2,334	159,529
Red Hat, Inc. (a) (b)	1,344	180,593
salesforce.com, Inc. (a) (b)	5,158	703,551
Synopsys, Inc. (a) (b)	1,024	87,624
Take-Two Interactive Software, Inc. (a) (b)	827	97,884

		11,433,367

		28,331,167

Utilities — 2.9%
Electric — 2.8%
AES Corp. (a)	5,187	69,558
Alliant Energy Corp. (a)	1,733	73,341
Ameren Corp. (a)	1,885	114,702
American Electric Power Co., Inc. (a)	3,626	251,100
CenterPoint Energy, Inc. (a)	2,934	81,301
CMS Energy Corp. (a)	1,770	83,686
Consolidated Edison, Inc. (a)	2,297	179,120
Dominion Energy, Inc. (a)	4,918	335,309
DTE Energy Co. (a)	1,392	144,253
Duke Energy Corp. (a)	5,229	413,509
Edison International (a)	2,186	138,308
Entergy Corp. (a)	1,411	113,995
Evergy, Inc. (a)	2,039	114,490
Eversource Energy (a)	2,350	137,734
Exelon Corp. (a)	7,254	309,020
FirstEnergy Corp. (a)	3,208	115,199
NextEra Energy, Inc. (a)	3,514	586,943
NRG Energy, Inc. (a)	2,167	66,527
PG&E Corp. (a)	3,904	166,154
Pinnacle West Capital Corp. (a)	653	52,606
PPL Corp. (a)	5,074	144,863
Public Service Enterprise Group, Inc. (a)	3,762	203,675
SCANA Corp. (a)	1,111	42,796

	Number of Shares	Value
Sempra Energy (a)	1,895	$220,028
The Southern Co. (a)	7,504	347,510
WEC Energy Group, Inc. (a)	2,453	158,586
Xcel Energy, Inc. (a)	4,092	186,923

		4,851,236

Gas — 0.0%
NiSource, Inc. (a)	2,737	71,929

Water — 0.1%
American Water Works Co., Inc. (a)	1,306	111,506

		5,034,671

TOTAL COMMON STOCK (Cost $120,689,952)		172,104,784

TOTAL EQUITIES (Cost $120,689,952)		172,104,784

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (c) (d) 5.000% 8/01/49	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

TOTAL PURCHASED OPTIONS (#) — 0.5% (Cost $1,226,202)		862,436

TOTAL LONG-TERM INVESTMENTS (Cost $121,916,154)		172,967,220

SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (e)	2,767,986	2,767,986

TOTAL SHORT-TERM INVESTMENTS (Cost $2,767,986)		2,767,986

TOTAL INVESTMENTS — 101.0% (Cost $124,684,140) (f)		175,735,206

Other Assets/(Liabilities) — (1.0)%		(1,807,246)

NET ASSETS — 100.0%		$173,927,960

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are pledged/held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(e)

Maturity value of $2,768,203. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 4/30/24, and an aggregate market value, including accrued interest, of $2,826,016.

(f)	See Note 6 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Options contracts at June 30, 2018:

	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
	129	USD	31,282,500	7/20/18	S&P 500 Index, Strike 2,425	$229,165	$27,090	$(202,075)
	75	USD	18,562,500	8/17/18	S&P 500 Index, Strike 2,475	149,438	63,750	(85,688)
	76	USD	19,000,000	8/17/18	S&P 500 Index, Strike 2,500	152,950	87,400	(65,550)
	91	USD	23,205,000	8/17/18	S&P 500 Index, Strike 2,550	138,547	139,503	956
	89	USD	22,027,500	9/21/18	S&P 500 Index, Strike 2,475	206,257	165,273	(40,984)
	78	USD	19,500,000	9/21/18	S&P 500 Index, Strike 2,500	195,975	156,780	(39,195)
	92	USD	23,230,000	9/21/18	S&P 500 Index, Strike 2,525	153,870	222,640	68,770

						$1,226,202	$862,436	$(363,766)

The Fund had the following open Written Options contracts at June 30, 2018:

	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
	68	USD	18,768,000	7/13/18	S&P 500 Index, Strike 2,760	$210,630	$55,488	$155,142
	72	USD	19,440,000	7/20/18	S&P 500 Index, Strike 2,700	539,820	334,080	205,740
	66	USD	17,985,000	7/20/18	S&P 500 Index, Strike 2,725	325,635	205,260	120,375
	71	USD	19,702,500	7/20/18	S&P 500 Index, Strike 2,775	290,923	53,463	237,460
	73	USD	20,440,000	7/20/18	S&P 500 Index, Strike 2,800	189,618	20,805	168,813
	72	USD	19,728,000	7/27/18	S&P 500 Index, Strike 2,740	199,131	228,960	(29,829)
	66	USD	17,820,000	8/17/18	S&P 500 Index, Strike 2,700	560,835	415,800	145,035
	70	USD	19,425,000	8/17/18	S&P 500 Index, Strike 2,775	328,825	141,400	187,425
	72	USD	20,160,000	8/17/18	S&P 500 Index, Strike 2,800	269,819	85,320	184,499

						$2,915,236	$1,540,576	$1,374,660

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.2%

COMMON STOCK — 92.6%
Basic Materials — 3.1%
Chemicals — 2.6%
Air Products & Chemicals, Inc.	31,000	$4,827,630
RPM International, Inc.	65,000	3,790,800
Valvoline, Inc.	166,000	3,580,620

		12,199,050

Mining — 0.5%
Franco-Nevada Corp.	30,000	2,190,600

		14,389,650

Communications — 3.3%
Internet — 3.1%
Dropbox, Inc. Class B (Lockup) (a) (b)	50,110	1,624,566
Expedia Group, Inc.	26,000	3,124,940
IAC/InterActiveCorp (b)	34,000	5,184,660
Match Group, Inc. (b) (c)	10,107	391,545
Shopify, Inc. Class A (b)	7,000	1,021,230
Symantec Corp.	107,000	2,209,550
Zillow Group, Inc. Class A (b)	7,000	418,250
Zillow Group, Inc. Class C (b)	7,080	418,145

		14,392,886

Telecommunications — 0.2%
Maxar Technologies Ltd. (c)	24,000	1,212,480

		15,605,366

Consumer, Cyclical — 16.9%
Airlines — 0.6%
United Continental Holdings, Inc. (b)	38,000	2,649,740

Apparel — 0.3%
PVH Corp.	11,000	1,646,920

Auto Manufacturers — 0.2%
Ferrari NV	8,000	1,080,080

Auto Parts & Equipment — 0.9%
Aptiv PLC	46,000	4,214,980

Distribution & Wholesale — 1.7%
HD Supply Holdings, Inc. (b)	107,000	4,589,230
KAR Auction Services, Inc.	61,000	3,342,800

		7,932,030

Entertainment — 1.0%
Vail Resorts, Inc.	17,000	4,661,230

Food Services — 0.7%
Aramark	93,000	3,450,300

Leisure Time — 1.6%
Norwegian Cruise Line Holdings Ltd. (b)	130,000	6,142,500
Royal Caribbean Cruises Ltd.	15,000	1,554,000

		7,696,500

	Number of Shares	Value
Lodging — 2.1%
Hilton Worldwide Holdings, Inc.	22,000	$1,741,520
Marriott International, Inc. Class A	31,000	3,924,600
MGM Resorts International	138,000	4,006,140

		9,672,260

Retail — 7.8%
Burlington Stores, Inc. (b)	21,000	3,161,130
CarMax, Inc. (b)	43,000	3,133,410
Casey’s General Stores, Inc.	29,000	3,047,320
Darden Restaurants, Inc.	14,000	1,498,840
Dollar General Corp.	84,000	8,282,400
Dunkin’ Brands Group, Inc. (c)	39,000	2,693,730
The Michaels Cos., Inc. (b)	60,000	1,150,200
O’Reilly Automotive, Inc. (b)	11,000	3,009,270
Tapestry, Inc.	183,000	8,547,930
Ulta Salon Cosmetics & Fragrance, Inc. (b)	8,000	1,867,680

		36,391,910

		79,395,950

Consumer, Non-cyclical — 24.3%
Biotechnology — 1.9%
Alnylam Pharmaceuticals, Inc. (b)	26,000	2,560,740
Illumina, Inc. (b)	5,000	1,396,450
Incyte Corp. (b)	31,000	2,077,000
Sage Therapeutics, Inc. (b)	5,025	786,563
Seattle Genetics, Inc. (b)	30,517	2,026,024

		8,846,777

Commercial Services — 9.0%
CoreLogic, Inc. (b)	80,000	4,152,000
CoStar Group, Inc. (b)	7,200	2,970,936
Equifax, Inc.	12,000	1,501,320
FleetCor Technologies, Inc. (b)	18,881	3,977,283
Gartner, Inc. (b)	15,000	1,993,500
Global Payments, Inc.	31,000	3,456,190
IHS Markit Ltd. (b)	57,000	2,940,630
MarketAxess Holdings, Inc.	7,000	1,385,020
ServiceMaster Global Holdings, Inc. (b)	61,741	3,671,737
TransUnion	64,825	4,644,063
Verisk Analytics, Inc. (b)	46,000	4,951,440
WeWork Companies, Inc. Class A (a) (b) (d)	8,764	401,829
Worldpay, Inc. Class A (b)	76,000	6,215,280

		42,261,228

Foods — 1.3%
Conagra Brands, Inc.	53,000	1,893,690
Sprouts Farmers Market, Inc. (b)	83,000	1,831,810
TreeHouse Foods, Inc. (b)	49,000	2,572,990

		6,298,490

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 7.6%
Bruker Corp.	154,500	$4,486,680
The Cooper Cos., Inc.	34,000	8,005,300
DENTSPLY SIRONA, Inc.	18,000	787,860
Hologic, Inc. (b)	189,000	7,512,750
IDEXX Laboratories, Inc. (b)	6,000	1,307,640
Teleflex, Inc.	42,000	11,264,820
West Pharmaceutical Services, Inc.	23,000	2,283,670

		35,648,720

Health Care – Services — 3.2%
Acadia Healthcare Co., Inc. (b)	57,000	2,331,870
Catalent, Inc. (b)	92,000	3,853,880
Envision Healthcare Corp. (b)	91,000	4,004,910
IQVIA Holdings, Inc. (b)	26,000	2,595,320
MEDNAX, Inc. (b)	48,088	2,081,249

		14,867,229

Pharmaceuticals — 1.3%
Alkermes PLC (b)	92,000	3,786,720
DexCom, Inc. (b)	17,000	1,614,660
Madrigal Pharmaceuticals, Inc. (b)	1,000	279,690
TESARO, Inc. (b) (c)	5,000	222,350

		5,903,420

		113,825,864

Energy — 1.5%
Oil & Gas — 1.5%
ARC Resources Ltd. (c)	77,600	801,588
Centennial Resource Development, Inc. Class A (b)	77,000	1,390,620
Concho Resources, Inc. (b)	30,000	4,150,500
Venture Global LNG, Inc. Series B (a) (b) (d)	21	106,365
Venture Global LNG, Inc. Series C (a) (b) (d)	144	729,360

		7,178,433

Financial — 8.2%
Banks — 0.9%
Fifth Third Bancorp	91,000	2,611,700
Webster Financial Corp.	24,000	1,528,800

		4,140,500

Diversified Financial Services — 3.9%
Cboe Global Markets, Inc.	38,000	3,954,660
FNF Group	161,000	6,056,820
SLM Corp. (b)	136,000	1,557,200
TD Ameritrade Holding Corp.	126,000	6,901,020

		18,469,700

Insurance — 3.4%
Assurant, Inc.	18,000	1,862,820
Axis Capital Holdings Ltd.	15,000	834,300
The Progressive Corp.	107,000	6,329,050

	Number of Shares	Value
Willis Towers Watson PLC	46,000	$6,973,600

		15,999,770

		38,609,970

Industrial — 21.6%
Aerospace & Defense — 1.8%
Harris Corp.	49,408	7,141,433
L3 Technologies, Inc.	6,360	1,223,155

		8,364,588

Building Materials — 0.5%
Martin Marietta Materials, Inc.	11,000	2,456,630

Electronics — 8.2%
ADT, Inc. (c)	89,000	769,850
Agilent Technologies, Inc.	107,000	6,616,880
Allegion PLC	47,000	3,635,920
Coherent, Inc. (b)	11,000	1,720,620
Corning, Inc.	152,000	4,181,520
Fortive Corp.	57,000	4,395,270
Keysight Technologies, Inc. (b)	153,000	9,031,590
National Instruments Corp.	35,000	1,469,300
Sensata Technologies Holding PLC (b)	143,000	6,803,940

		38,624,890

Environmental Controls — 0.9%
Waste Connections, Inc.	57,397	4,320,846

Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	33,159	2,066,469

Machinery – Diversified — 4.6%
Gardner Denver Holdings, Inc. (b)	75,220	2,210,716
IDEX Corp.	53,000	7,233,440
Roper Technologies, Inc.	30,000	8,277,300
Xylem, Inc.	57,000	3,840,660

		21,562,116

Miscellaneous – Manufacturing — 2.9%
Colfax Corp. (b)	76,000	2,329,400
Textron, Inc.	168,000	11,072,880

		13,402,280

Packaging & Containers — 1.4%
Ardagh Group SA	6,000	99,720
Ball Corp.	147,000	5,225,850
Sealed Air Corp.	31,000	1,315,950

		6,641,520

Transportation — 0.8%
J.B. Hunt Transport Services, Inc.	8,000	972,400
Kansas City Southern	27,000	2,860,920

		3,833,320

		101,272,659

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 12.7%
Semiconductors — 5.0%
Marvell Technology Group Ltd.	168,000	$3,601,920
Maxim Integrated Products, Inc.	46,000	2,698,360
Microchip Technology, Inc. (c)	104,000	9,458,800
Qorvo, Inc. (b)	15,000	1,202,550
Skyworks Solutions, Inc.	23,000	2,222,950
Xilinx, Inc.	65,000	4,241,900

		23,426,480

Software — 7.7%
athenahealth, Inc. (b)	5,000	795,700
Atlassian Corp. PLC Class A (b)	55,000	3,438,600
Black Knight, Inc. (b)	69,000	3,694,950
CDK Global, Inc.	35,000	2,276,750
Dropbox, Inc. (b)	4,638	150,364
Electronic Arts, Inc. (b)	8,000	1,128,160
Fidelity National Information Services, Inc.	27,000	2,862,810
Fiserv, Inc. (b)	76,000	5,630,840
Guidewire Software, Inc. (b)	15,000	1,331,700
Red Hat, Inc. (b)	21,000	2,821,770
ServiceNow, Inc. (b)	4,000	689,880
Splunk, Inc. (b)	11,000	1,090,210
SS&C Technologies Holdings, Inc	41,949	2,177,153
Tableau Software, Inc. Class A (b)	27,000	2,639,250
Veeva Systems, Inc. Class A (b)	12,000	922,320
Workday, Inc. Class A (b)	38,000	4,602,560

		36,253,017

		59,679,497

Utilities — 1.0%
Electric — 0.6%
Sempra Energy	24,000	2,786,640

Gas — 0.4%
Atmos Energy Corp.	18,000	1,622,520

		4,409,160

TOTAL COMMON STOCK (Cost $305,760,792)		434,366,549

PREFERRED STOCK — 0.6%
Communications — 0.2%
Internet — 0.2%
Roofoods Ltd. Series F (a) (b) (d)	1,915	677,088

Consumer, Non-cyclical — 0.4%
Commercial Services — 0.4%
WeWork Companies, Inc. Series D 1 (a) (b) (d)	22,197	1,017,732

	Number of Shares	Value
WeWork Companies, Inc. Series D 2 (a) (b) (d)	17,440	$799,624

		1,817,356

TOTAL PREFERRED STOCK (Cost $1,337,090)		2,494,444

TOTAL EQUITIES (Cost $307,097,882)		436,860,993

MUTUAL FUNDS — 6.4%
Diversified Financial Services — 6.4%
State Street Navigator Securities Lending Prime Portfolio (e)	15,803,078	15,803,078
T. Rowe Price Government Reserve Investment Fund	14,310,023	14,310,023

		30,113,101

TOTAL MUTUAL FUNDS (Cost $30,113,101)		30,113,101

TOTAL LONG-TERM INVESTMENTS (Cost $337,210,983)		466,974,094

	Principal Amount
SHORT-TERM INVESTMENTS — 4.0%
Repurchase Agreement — 4.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (f)	$18,834,234	18,834,234

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	16,814	16,814

TOTAL SHORT-TERM INVESTMENTS (Cost $18,851,048)		18,851,048

TOTAL INVESTMENTS —103.6% (Cost $356,062,031) (g)		485,825,142

Other Assets/(Liabilities) — (3.6)%		(16,866,646)

NET ASSETS — 100.0%		$468,958,496

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $5,356,564 or 1.14% of net assets.
(b)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $15,420,983 or 3.29% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $18,835,710. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $19,214,707.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 95.8%
Consumer, Cyclical — 7.7%
Airlines — 1.0%
Southwest Airlines Co.	92,714	$4,717,288

Auto Manufacturers — 1.3%
Honda Motor Co. Ltd. Sponsored ADR	117,465	3,438,200
PACCAR, Inc.	38,310	2,373,688

		5,811,888

Auto Parts & Equipment — 0.2%
Aptiv PLC	12,761	1,169,291

Home Builders — 0.8%
PulteGroup, Inc.	122,877	3,532,714

Retail — 4.4%
Advance Auto Parts, Inc.	38,397	5,210,473
Genuine Parts Co.	48,820	4,481,188
MSC Industrial Direct Co., Inc. Class A	73,598	6,244,790
Target Corp.	54,176	4,123,877

		20,060,328

		35,291,509

Consumer, Non-cyclical — 21.7%
Beverages — 0.8%
Molson Coors Brewing Co. Class B	52,064	3,542,435

Foods — 9.6%
Conagra Brands, Inc.	225,958	8,073,479
General Mills, Inc.	89,834	3,976,053
The J.M. Smucker Co.	26,905	2,891,750
Kellogg Co.	94,659	6,613,824
Mondelez International, Inc. Class A	141,538	5,803,058
Orkla ASA (a)	593,734	5,199,128
Sysco Corp.	100,818	6,884,861
US Foods Holding Corp. (a)	122,258	4,623,798

		44,065,951

Health Care – Products — 5.0%
Henry Schein, Inc. (a)	51,676	3,753,744
Siemens Healthineers AG (a) (b)	46,447	1,917,241
STERIS PLC	38,182	4,009,492
Zimmer Biomet Holdings, Inc.	120,048	13,378,149

		23,058,626

Health Care – Services — 2.4%
HCA Healthcare, Inc.	21,966	2,253,712
LifePoint Health, Inc. (a)	119,702	5,841,457
Quest Diagnostics, Inc.	25,081	2,757,405

		10,852,574

Household Products & Wares — 0.8%
Kimberly-Clark Corp.	36,113	3,804,143

	Number of Shares	Value
Pharmaceuticals — 3.1%
Cardinal Health, Inc.	108,152	$5,281,062
Express Scripts Holding Co. (a)	58,348	4,505,049
McKesson Corp.	31,812	4,243,721

		14,029,832

		99,353,561

Energy — 10.4%
Oil & Gas — 7.9%
Anadarko Petroleum Corp.	57,164	4,187,263
Cimarex Energy Co.	49,139	4,999,402
Devon Energy Corp.	141,775	6,232,429
EQT Corp.	127,527	7,036,940
Imperial Oil Ltd. (a)	112,254	3,731,411
Marathon Petroleum Corp.	20,183	1,416,039
Noble Energy, Inc.	181,228	6,393,724
Occidental Petroleum Corp.	23,483	1,965,058

		35,962,266

Oil & Gas Services — 2.5%
Baker Hughes a GE Co.	174,093	5,750,292
National Oilwell Varco, Inc.	131,986	5,728,192

		11,478,484

		47,440,750

Financial — 25.3%
Banks — 11.3%
Bank of Hawaii Corp.	67,801	5,655,959
BB&T Corp.	177,348	8,945,433
Comerica, Inc.	21,410	1,946,597
Commerce Bancshares, Inc.	85,141	5,509,474
M&T Bank Corp.	36,652	6,236,338
Northern Trust Corp.	99,417	10,229,015
SunTrust Banks, Inc.	74,411	4,912,614
UMB Financial Corp.	50,450	3,845,804
Westamerica Bancorp.	79,227	4,477,118

		51,758,352

Diversified Financial Services — 3.4%
Ameriprise Financial, Inc.	46,050	6,441,474
Invesco Ltd.	348,631	9,259,639

		15,701,113

Insurance — 5.1%
Aflac, Inc.	74,426	3,201,807
Arthur J Gallagher & Co.	50,884	3,321,707
Brown & Brown, Inc.	92,369	2,561,392
Chubb Ltd.	53,531	6,799,508
ProAssurance Corp.	39,641	1,405,273
Reinsurance Group of America, Inc.	26,288	3,508,922
Torchmark Corp.	18,165	1,478,813
The Travelers Cos., Inc.	9,652	1,180,826

		23,458,248

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 4.6%
American Tower Corp.	21,647	$3,120,848
Empire State Realty Trust, Inc. Class A	86,617	1,481,151
MGM Growth Properties LLC Class A	121,586	3,703,510
Piedmont Office Realty Trust, Inc. Class A	179,283	3,573,110
Weyerhaeuser Co.	253,444	9,240,568

		21,119,187

Savings & Loans — 0.9%
Capitol Federal Financial, Inc.	292,932	3,854,985

		115,891,885

Industrial — 19.2%
Building Materials — 2.1%
Johnson Controls International PLC	283,277	9,475,616

Electrical Components & Equipment — 3.3%
Emerson Electric Co.	84,363	5,832,858
Hubbell, Inc.	88,190	9,325,210

		15,158,068

Electronics — 1.6%
Keysight Technologies, Inc. (a)	72,106	4,256,417
TE Connectivity Ltd.	34,605	3,116,527

		7,372,944

Environmental Controls — 0.6%
Republic Services, Inc.	39,118	2,674,106

Machinery – Diversified — 0.9%
Cummins, Inc.	33,326	4,432,358

Miscellaneous – Manufacturing — 4.0%
Eaton Corp. PLC	60,557	4,526,030
IMI PLC (a)	255,858	3,820,560
Ingersoll-Rand PLC	50,292	4,512,701
Parker-Hannifin Corp.	5,438	847,512
Textron, Inc.	67,981	4,480,628

		18,187,431

Packaging & Containers — 5.2%
Bemis Co., Inc.	84,140	3,551,549
Graphic Packaging Holding Co.	445,393	6,462,653
Sonoco Products Co.	103,880	5,453,700
WestRock Co.	144,511	8,240,017

		23,707,919

Transportation — 1.5%
Heartland Express, Inc.	226,558	4,202,651
Norfolk Southern Corp.	16,932	2,554,531

		6,757,182

		87,765,624

	Number of Shares	Value
Technology — 4.6%
Computers — 0.6%
HP, Inc.	118,039	$2,678,305

Semiconductors — 4.0%
Applied Materials, Inc.	30,878	1,426,255
Lam Research Corp.	13,932	2,408,146
Maxim Integrated Products, Inc.	106,543	6,249,812
Microchip Technology, Inc.	40,137	3,650,460
Teradyne, Inc.	116,827	4,447,604

		18,182,277

		20,860,582

Utilities — 6.9%
Electric — 5.7%
Ameren Corp.	53,139	3,233,508
Edison International	78,132	4,943,412
Eversource Energy	37,486	2,197,054
NorthWestern Corp.	94,388	5,403,713
Pinnacle West Capital Corp.	44,972	3,622,944
Xcel Energy, Inc.	145,845	6,662,200

		26,062,831

Gas — 1.2%
Atmos Energy Corp.	27,996	2,523,560
Spire, Inc.	39,597	2,797,528

		5,321,088

		31,383,919

TOTAL COMMON STOCK (Cost $401,195,179)		437,987,830

TOTAL EQUITIES (Cost $401,195,179)		437,987,830

MUTUAL FUNDS — 1.7%
Diversified Financial Services — 1.7%
iShares Russell Mid-Cap Value ETF	86,457	7,650,580

TOTAL MUTUAL FUNDS (Cost $7,650,337)		7,650,580

TOTAL LONG-TERM INVESTMENTS (Cost $408,845,516)		445,638,410

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (c)	$12,453,467	$12,453,467

TOTAL SHORT-TERM INVESTMENTS (Cost $12,453,467)		12,453,467

TOTAL INVESTMENTS —100.2% (Cost $421,298,983) (d)		458,091,877

Other Assets/(Liabilities) — (0.2)%		(741,037)

NET ASSETS — 100.0%		$457,350,840

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $1,917,241 or 0.42% of net assets.
(c)	Maturity value of $12,454,443. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $12,706,658.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
EUR	39,677	Credit Suisse International	9/28/18	$46,564	$75

CAD	136,212	Morgan Stanley & Co. LLC	9/28/18	102,531	1,231
GBP	65,262	Morgan Stanley & Co. LLC	9/28/18	86,732	(270)
JPY	8,534,376	Morgan Stanley & Co. LLC	9/28/18	78,203	(650)

				267,466	311

				$314,030	$386

Contracts to Deliver
EUR	1,443,190	Credit Suisse International	9/28/18	$1,698,979	$2,577

NOK	36,481,565	Goldman Sachs & Co.	9/28/18	4,515,408	20,604

CAD	4,390,674	Morgan Stanley & Co. LLC	9/28/18	3,299,770	(44,923)
GBP	2,458,917	Morgan Stanley & Co. LLC	9/28/18	3,277,098	19,441
JPY	231,264,139	Morgan Stanley & Co. LLC	9/28/18	2,118,133	16,604

				$8,695,001	$(8,878)

				$14,909,388	$14,303

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.0%
Basic Materials — 5.9%
Chemicals — 4.4%
Cabot Corp.	20,073	$1,239,909
Ferro Corp. (a)	138,327	2,884,118
Ingevity Corp. (a)	13,857	1,120,477
Methanex Corp.	17,089	1,208,192
Minerals Technologies, Inc.	14,599	1,100,035
Orion Engineered Carbons SA	39,675	1,223,974
PolyOne Corp.	18,339	792,611

		9,569,316

Iron & Steel — 1.5%
Carpenter Technology Corp.	59,122	3,108,044

		12,677,360

Communications — 9.6%
Internet — 7.2%
Boingo Wireless, Inc. (a)	26,730	603,831
DraftKings Inc. (a) (b) (c)	78,904	146,761
Dropbox, Inc. Class B (Lockup) (a) (c)	3,294	106,791
Mimecast Ltd. (a)	49,672	2,046,983
Okta, Inc. (a)	10,956	551,854
Proofpoint, Inc. (a)	4,597	530,080
Shutterfly, Inc. (a)	19,544	1,759,546
The Trade Desk, Inc. Class A (a)	22,996	2,157,025
TrueCar, Inc. (a)	37,100	374,339
Twilio, Inc. Class A (a)	25,692	1,439,266
Veracode, Inc. (Escrow Shares) (a) (b) (c)	10,688	42,966
Wayfair, Inc. Class A (a) (d)	11,691	1,388,423
Wix.com Ltd. (a)	25,702	2,577,911
Zendesk, Inc. (a)	32,932	1,794,465

		15,520,241

Media — 0.7%
The New York Times Co. Class A	52,806	1,367,676

Telecommunications — 1.7%
Acacia Communications, Inc. (a) (d)	15,414	536,561
Ciena Corp. (a)	46,204	1,224,868
Vonage Holdings Corp. (a)	150,291	1,937,251

		3,698,680

		20,586,597

Consumer, Cyclical — 13.1%
Airlines — 0.8%
JetBlue Airways Corp. (a)	44,930	852,771
Spirit Airlines, Inc. (a)	23,117	840,303

		1,693,074

	Number of Shares	Value
Apparel — 1.4%
Deckers Outdoor Corp. (a)	7,636	$862,028
Skechers U.S.A., Inc. Class A (a)	29,571	887,426
Under Armour, Inc. Class A (a) (d)	3,590	80,703
Under Armour, Inc. Class C (a) (d)	61,033	1,286,576

		3,116,733

Auto Parts & Equipment — 0.5%
Tenneco, Inc.	22,374	983,561

Distribution & Wholesale — 0.2%
SiteOne Landscape Supply, Inc. (a)	6,359	533,965

Entertainment — 1.2%
Cinemark Holdings, Inc.	30,750	1,078,710
Marriott Vacations Worldwide Corp.	12,613	1,424,764

		2,503,474

Home Builders — 0.8%
TRI Pointe Group, Inc. (a)	111,449	1,823,306

Leisure Time — 2.2%
Acushnet Holdings Corp.	44,712	1,093,656
Lindblad Expeditions Holdings, Inc. (a)	85,560	1,133,670
Planet Fitness, Inc. Class A (a)	57,308	2,518,113

		4,745,439

Lodging — 0.8%
Boyd Gaming Corp.	51,792	1,795,111

Retail — 5.2%
Beacon Roofing Supply, Inc. (a)	27,433	1,169,195
BMC Stock Holdings, Inc. (a)	47,172	983,536
The Cheesecake Factory, Inc. (d)	20,950	1,153,507
Chico’s FAS, Inc.	107,645	876,230
FirstCash, Inc.	12,732	1,143,970
Five Below, Inc. (a)	5,337	521,478
Floor & Decor Holdings, Inc. Class A (a)	35,250	1,738,883
La-Z-Boy, Inc.	32,974	1,009,004
Nu Skin Enterprises, Inc. Class A	13,103	1,024,524
Papa John’s International, Inc. (d)	11,407	578,563
Wingstop, Inc.	18,350	956,402

		11,155,292

		28,349,955

Consumer, Non-cyclical — 22.7%
Biotechnology — 4.4%
Aduro Biotech, Inc. (a) (d)	38,505	269,535
Amicus Therapeutics, Inc. (a) (d)	37,878	591,654
Arena Pharmaceuticals, Inc. (a)	12,284	535,582
Audentes Therapeutics, Inc. (a)	11,000	420,310
Blueprint Medicines Corp. (a)	15,827	1,004,698
CRISPR Therapeutics AG (a) (d)	21,208	1,246,182
Exact Sciences Corp. (a)	21,588	1,290,747

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Karyopharm Therapeutics, Inc. (a)	29,872	$507,525
Loxo Oncology, Inc. (a)	5,047	875,554
REGENXBIO, Inc. (a)	6,578	471,972
Sage Therapeutics, Inc. (a)	4,866	761,675
Spark Therapeutics, Inc. (a) (d)	14,253	1,179,578
Ultragenyx Pharmaceutical, Inc. (a)	5,255	403,952

		9,558,964

Commercial Services — 4.5%
The Brink’s Co.	21,544	1,718,134
Cardtronics PLC Class A (a)	39,981	966,741
CoStar Group, Inc. (a)	2,859	1,179,709
Green Dot Corp. Class A (a)	15,768	1,157,213
HMS Holdings Corp. (a)	61,206	1,323,274
TriNet Group, Inc. (a)	45,152	2,525,803
TrueBlue, Inc. (a)	31,752	855,716

		9,726,590

Foods — 1.5%
Performance Food Group Co. (a)	90,364	3,316,359

Health Care – Products — 4.8%
Globus Medical, Inc. Class A (a)	47,915	2,417,791
Haemonetics Corp. (a)	14,012	1,256,596
Hill-Rom Holdings, Inc.	12,944	1,130,529
Inogen, Inc. (a)	2,373	442,161
Insulet Corp. (a)	48,583	4,163,563
MiMedx Group, Inc. (a) (d)	72,225	461,518
OraSure Technologies, Inc. (a)	22,471	370,097

		10,242,255

Health Care – Services — 3.5%
Amedisys, Inc. (a)	20,600	1,760,476
LHC Group, Inc. (a)	11,794	1,009,448
LifePoint Health, Inc. (a)	17,393	848,778
Molina Healthcare, Inc. (a)	21,390	2,094,937
Syneos Health, Inc. (a)	23,849	1,118,518
Teladoc, Inc. (a) (d)	10,872	631,120

		7,463,277

Pharmaceuticals — 4.0%
Aerie Pharmaceuticals, Inc. (a)	18,886	1,275,749
DexCom, Inc. (a)	6,025	572,254
G1 Therapeutics, Inc. (a)	7,692	334,294
Galapagos NV Sponsored ADR (a)	7,583	699,001
Global Blood Therapeutics, Inc. (a)	6,003	271,335
Heron Therapeutics, Inc. (a)	19,814	769,774
Ironwood Pharmaceuticals, Inc. (a)	25,839	494,042
MyoKardia, Inc. (a)	12,735	632,293
Neurocrine Biosciences, Inc. (a)	10,157	997,824
Portola Pharmaceuticals, Inc. (a)	12,549	473,976
PRA Health Sciences, Inc. (a)	15,775	1,472,754
Revance Therapeutics, Inc. (a)	10,037	275,516
Rhythm Pharmaceuticals, Inc. (a)	12,500	390,750
Tricida, Inc. (a)	1,400	41,860

		8,701,422

		49,008,867

	Number of Shares	Value
Energy — 3.1%
Energy – Alternate Sources — 0.9%
First Solar, Inc. (a)	16,915	$890,744
Pattern Energy Group, Inc. (d)	58,840	1,103,250

		1,993,994

Oil & Gas — 2.2%
Alta Mesa Resources, Inc. (a)	62,672	426,796
Callon Petroleum Co. (a)	93,638	1,005,672
Centennial Resource Development, Inc. Class A (a)	74,280	1,341,497
Delek US Holdings, Inc.	19,240	965,271
Viper Energy Partners LP	32,650	1,041,862

		4,781,098

		6,775,092

Financial — 18.1%
Banks — 6.4%
Ameris Bancorp	15,070	803,984
BancorpSouth Bank	62,927	2,073,445
CenterState Bank Corp.	32,257	961,904
First Financial Bancorp	36,757	1,126,602
First Interstate BancSystem, Inc. Class A	25,330	1,068,926
National Bank Holdings Corp. Class A	30,618	1,181,549
Seacoast Banking Corp. of Florida (a)	36,400	1,149,512
South State Corp.	11,465	988,856
Texas Capital Bancshares, Inc. (a)	24,044	2,200,026
Union Bankshares Corp.	55,271	2,148,936

		13,703,740

Diversified Financial Services — 1.7%
Air Lease Corp.	24,180	1,014,835
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	77,576	1,532,126
PRA Group, Inc. (a)	27,964	1,078,012

		3,624,973

Insurance — 3.5%
Assured Guaranty Ltd.	30,370	1,085,120
eHealth, Inc. (a)	61,907	1,368,145
Horace Mann Educators Corp.	24,578	1,096,179
James River Group Holdings Ltd.	27,020	1,061,616
Kemper Corp.	13,719	1,037,842
MGIC Investment Corp. (a)	87,397	936,896
NMI Holdings, Inc. Class A (a)	63,055	1,027,796

		7,613,594

Private Equity — 0.7%
Kennedy-Wilson Holdings, Inc.	68,064	1,439,553

Real Estate — 0.3%
Five Point Holdings LLC Class A (a)	61,591	692,899

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 4.4%
CoreSite Realty Corp.	5,368	$594,882
Corporate Office Properties Trust	24,672	715,241
Life Storage, Inc.	12,698	1,235,642
MFA Financial, Inc.	113,593	861,035
PotlatchDeltic Corp.	22,023	1,119,870
PS Business Parks, Inc.	8,860	1,138,510
Redwood Trust, Inc.	64,712	1,065,807
Rexford Industrial Realty, Inc.	32,664	1,025,323
Xenia Hotels & Resorts, Inc.	74,023	1,803,200

		9,559,510

Savings & Loans — 1.1%
Sterling Bancorp	99,042	2,327,487

		38,961,756

Industrial — 13.7%
Aerospace & Defense — 0.8%
Aerojet Rocketdyne Holdings, Inc. (a)	29,084	857,687
Teledyne Technologies, Inc. (a)	4,194	834,858

		1,692,545

Building Materials — 0.5%
Summit Materials, Inc. Class A (a)	45,102	1,183,928

Electrical Components & Equipment — 0.5%
EnerSys	15,660	1,168,862

Electronics — 1.1%
II-VI, Inc. (a)	27,375	1,189,444
Watts Water Technologies, Inc. Class A	13,905	1,090,152

		2,279,596

Engineering & Construction — 0.5%
TopBuild Corp. (a)	13,116	1,027,507

Environmental Controls — 0.4%
Clean Harbors, Inc. (a)	16,195	899,632

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc.	13,867	829,247

Machinery – Diversified — 2.2%
Altra Industrial Motion Corp.	17,168	739,941
Chart Industries, Inc. (a)	25,897	1,597,327
SPX FLOW, Inc. (a)	52,812	2,311,581

		4,648,849

Metal Fabricate & Hardware — 2.1%
Advanced Drainage Systems, Inc.	46,247	1,320,352
Rexnord Corp. (a)	80,263	2,332,443
The Timken Co.	18,762	817,085

		4,469,880

Miscellaneous – Manufacturing — 3.0%
Actuant Corp. Class A	94,725	2,780,179
Axon Enterprise, Inc. (a)	13,739	868,030
ITT, Inc.	30,642	1,601,657

	Number of Shares	Value
John Bean Technologies Corp.	14,967	$1,330,566

		6,580,432

Packaging & Containers — 0.4%
Graphic Packaging Holding Co.	55,555	806,103

Transportation — 1.3%
Kirby Corp. (a)	14,259	1,192,052
Schneider National, Inc. Class B	39,251	1,079,795
Werner Enterprises, Inc.	14,383	540,082

		2,811,929

Trucking & Leasing — 0.5%
GATX Corp.	15,723	1,167,118

		29,565,628

Technology — 11.3%
Computers — 1.5%
EPAM Systems, Inc. (a)	9,758	1,213,212
ForeScout Technologies, Inc. (a)	25,536	874,863
Globant SA (a)	22,100	1,255,059

		3,343,134

Office & Business Equipment — 0.4%
Zebra Technologies Corp. Class A (a)	6,159	882,277

Semiconductors — 1.5%
Ambarella, Inc. (a) (d)	12,268	473,667
Cohu, Inc.	13,300	325,983
Entegris, Inc.	49,219	1,668,524
Rambus, Inc. (a)	41,137	515,858
Tower Semiconductor Ltd. (a)	7,176	157,944

		3,141,976

Software — 7.9%
2U, Inc. (a)	33,006	2,757,981
Acxiom Corp. (a)	26,633	797,658
Castlight Health, Inc. Class B (a)	100,700	427,975
Cloudera, Inc. (a)	62,889	857,806
Docusign, Inc. (Escrow Shares) (a) (b) (c)	2,601	5,852
Everbridge, Inc. (a)	22,477	1,065,859
Fair Isaac Corp. (a)	6,911	1,336,035
Five9, Inc. (a)	26,371	911,646
Guidewire Software, Inc. (a)	10,930	970,366
HubSpot, Inc. (a)	25,008	3,136,003
ManTech International Corp. Class A	14,123	757,558
Omnicell, Inc. (a)	24,096	1,263,835
SailPoint Technologies Holding, Inc. (a)	38,867	953,796
SendGrid, Inc. (a)	42,509	1,127,339
Veeva Systems, Inc. Class A (a)	9,142	702,654

		17,072,363

		24,439,750

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.5%
Electric — 0.5%
Black Hills Corp.	18,923	$1,158,277

TOTAL COMMON STOCK (Cost $171,398,929)		211,523,282

PREFERRED STOCK — 0.6%
Communications — 0.5%
Internet — 0.5%
The Honest Company, Inc. Series D (a) (b) (c)	4,027	142,435
Zuora, Inc. Class B (Lockup) (a) (c)	34,968	951,130

		1,093,565

Technology — 0.1%
Software — 0.1%
MarkLogic Corp. Series F (a) (b) (c)	22,966	227,593

TOTAL PREFERRED STOCK (Cost $716,699)		1,321,158

TOTAL EQUITIES (Cost $172,115,628)		212,844,440

MUTUAL FUNDS — 5.4%
Diversified Financial Services — 5.4%
iShares Russell 2000 Index Fund (d)	5,812	951,831
State Street Navigator Securities Lending Prime Portfolio (e)	10,621,805	10,621,805

		11,573,636

TOTAL MUTUAL FUNDS (Cost $11,591,305)		11,573,636

TOTAL LONG-TERM INVESTMENTS (Cost $183,706,933)		224,418,076

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (f)	$1,079,958	1,079,958

TOTAL SHORT-TERM INVESTMENTS (Cost $1,079,958)		1,079,958

Value
TOTAL INVESTMENTS —104.5% (Cost $184,786,891) (g)	$225,498,034

Other Assets/(Liabilities) — (4.5)%	(9,751,894)

NET ASSETS — 100.0%	$215,746,140

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $1,623,528 or 0.75% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $10,356,894 or 4.80% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $1,080,043. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity dates ranging from 12/31/23 - 1/31/24, and an aggregate market value, including accrued interest, of $1,107,037.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 4.0%
Chemicals — 2.0%
American Vanguard Corp.	19,600	$449,820
KMG Chemicals, Inc.	14,484	1,068,630
Minerals Technologies, Inc.	8,500	640,475

		2,158,925

Forest Products & Paper — 0.3%
Clearwater Paper Corp. (a)	12,000	277,200

Iron & Steel — 1.2%
Carpenter Technology Corp.	16,100	846,377
Reliance Steel & Aluminum Co.	5,300	463,962

		1,310,339

Mining — 0.5%
Constellium NV Class A (a)	35,100	361,530
New Gold, Inc. (a)	103,500	215,280

		576,810

		4,323,274

Communications — 2.9%
Internet — 0.8%
Everquote, Inc. Class A (a)	2,522	45,699
Q2 Holdings, Inc. (a)	7,800	444,990
Zendesk, Inc. (a)	6,800	370,532

		861,221

Media — 1.1%
Cable One, Inc.	1,050	769,954
Scholastic Corp.	8,300	367,773

		1,137,727

Telecommunications — 1.0%
GTT Communications, Inc. (a) (b)	11,700	526,500
Harmonic, Inc. (a)	131,709	559,763

		1,086,263

		3,085,211

Consumer, Cyclical — 8.9%
Apparel — 1.1%
Crocs, Inc. (a)	21,200	373,332
Steven Madden Ltd.	15,000	796,500

		1,169,832

Auto Manufacturers — 0.3%
Blue Bird Corp. (a) (b)	16,400	366,540

Auto Parts & Equipment — 0.9%
Dorman Products, Inc. (a)	10,800	737,748
Visteon Corp. (a)	1,700	219,708

		957,456

	Number of Shares	Value
Distribution & Wholesale — 0.9%
Pool Corp.	6,500	$984,750

Home Builders — 1.0%
Cavco Industries, Inc. (a)	5,300	1,100,545

Leisure Time — 0.6%
LCI Industries	6,800	613,020

Lodging — 0.6%
ILG, Inc.	20,800	687,024

Retail — 3.2%
Beacon Roofing Supply, Inc. (a)	15,000	639,300
BJ’s Wholesale Club Holdings, Inc. (a)	8,557	202,373
Boot Barn Holdings, Inc. (a)	11,560	239,870
Express, Inc. (a)	38,200	349,530
Lumber Liquidators Holdings, Inc. (a) (b)	26,356	641,768
Party City Holdco, Inc. (a)	29,755	453,764
PriceSmart, Inc.	6,900	624,450
Red Robin Gourmet Burgers, Inc. (a)	6,500	302,900

		3,453,955

Textiles — 0.3%
Culp, Inc.	14,400	353,520

		9,686,642

Consumer, Non-cyclical — 16.3%
Commercial Services — 6.3%
Aaron’s, Inc.	23,700	1,029,765
American Public Education, Inc. (a)	16,400	690,440
Capella Education Co.	9,750	962,325
Evo Payments, Inc. Class A (a)	1,801	37,065
FTI Consulting, Inc. (a)	13,000	786,240
Green Dot Corp. Class A (a)	20,380	1,495,688
I3 Verticals, Inc. Class A (a)	3,875	58,977
Matthews International Corp. Class A	7,900	464,520
McGrath RentCorp	12,099	765,504
Navigant Consulting, Inc. (a)	23,300	515,862

		6,806,386

Foods — 3.1%
Nomad Foods Ltd. (a)	67,900	1,303,001
Pinnacle Foods, Inc.	8,400	546,504
Post Holdings, Inc. (a)	7,800	670,956
The Simply Good Foods Co. (a)	25,356	366,140
SpartanNash Co.	16,500	421,080

		3,307,681

Health Care – Products — 4.5%
Atrion Corp.	1,895	1,135,863
Avanos Medical, Inc. (a)	19,600	1,122,100
Haemonetics Corp. (a)	5,100	457,368
Quidel Corp. (a)	22,400	1,489,600
West Pharmaceutical Services, Inc.	7,200	714,888

		4,919,819

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 2.2%
The Ensign Group, Inc.	25,200	$902,664
Molina Healthcare, Inc. (a)	7,700	754,138
Select Medical Holdings Corp. (a)	39,800	722,370

		2,379,172

Household Products & Wares — 0.2%
CSS Industries, Inc.	14,393	243,242

		17,656,300

Diversified — 0.1%
Holding Company – Diversified — 0.1%
GS Acquisition Holdings Corp. (a)	15,563	158,743

Energy — 6.2%
Oil & Gas — 3.6%
Centennial Resource Development, Inc. Class A (a)	55,200	996,912
Jagged Peak Energy, Inc. (a) (b)	33,442	435,415
Kosmos Energy Ltd. (a)	34,600	286,142
Matador Resources Co. (a)	36,600	1,099,830
WPX Energy, Inc. (a)	60,400	1,089,012

		3,907,311

Oil & Gas Services — 2.6%
Frank’s International NV (b)	93,959	732,880
Keane Group, Inc. (a)	41,072	561,454
Oceaneering International, Inc.	23,590	600,602
TETRA Technologies, Inc. (a)	129,800	577,610
Thermon Group Holdings, Inc. (a)	16,200	370,494

		2,843,040

		6,750,351

Financial — 34.2%
Banks — 18.9%
Atlantic Capital Bancshares, Inc. (a)	18,622	365,922
BankUnited, Inc.	32,100	1,311,285
CoBiz Financial, Inc.	39,300	844,164
Columbia Banking System, Inc.	26,600	1,087,940
East West Bancorp, Inc.	18,951	1,235,605
FB Financial Corp.	15,750	641,340
First Hawaiian, Inc.	12,542	363,969
Glacier Bancorp, Inc.	24,000	928,320
Heritage Commerce Corp.	22,800	387,372
Heritage Financial Corp.	15,300	533,205
Home BancShares, Inc.	83,950	1,893,912
Hope Bancorp, Inc.	33,200	591,956
Howard Bancorp, Inc. (a)	16,242	292,356
Live Oak Bancshares, Inc.	13,569	415,890
National Bank Holdings Corp. Class A	25,100	968,609
Origin Bancorp, Inc. (b)	7,400	302,956
PCSB Financial Corp.	18,813	373,814
Pinnacle Financial Partners, Inc.	7,200	441,720
Ponce de Leon Federal Bank (a)	18,784	295,097

	Number of Shares	Value
Popular, Inc.	22,200	$1,003,662
Premier Commercial Bancorp (a)	3,800	63,840
Prosperity Bancshares, Inc.	12,200	833,992
Sterling Bancorp, Inc.	21,022	280,854
SVB Financial Group (a)	4,042	1,167,168
Texas Capital Bancshares, Inc. (a)	9,700	887,550
Towne Bank	33,100	1,062,510
Webster Financial Corp.	14,475	922,057
Wintrust Financial Corp.	10,800	940,140

		20,437,205

Diversified Financial Services — 1.3%
Cboe Global Markets, Inc.	4,721	491,314
Houlihan Lokey, Inc.	10,526	539,142
Virtus Investment Partners, Inc.	2,900	371,055

		1,401,511

Insurance — 2.9%
Assured Guaranty Ltd.	13,882	496,004
Employers Holdings, Inc.	11,900	478,380
ProAssurance Corp.	17,300	613,285
Radian Group, Inc.	42,700	692,594
Safety Insurance Group, Inc.	4,900	418,460
State Auto Financial Corp.	15,800	472,578

		3,171,301

Real Estate Investment Trusts (REITS) — 8.8%
Acadia Realty Trust	16,500	451,605
American Campus Communities, Inc.	9,600	411,648
Cedar Realty Trust, Inc.	153,200	723,104
Douglas Emmett, Inc.	13,000	522,340
EastGroup Properties, Inc.	10,400	993,824
Healthcare Realty Trust, Inc.	20,847	606,231
JBG SMITH Properties	18,327	668,385
Kilroy Realty Corp.	8,000	605,120
PotlatchDeltic Corp.	15,200	772,920
PS Business Parks, Inc.	5,700	732,450
Retail Opportunity Investments Corp.	16,100	308,476
Saul Centers, Inc.	9,900	530,442
Sunstone Hotel Investors, Inc.	42,240	702,029
Terreno Realty Corp.	24,900	937,983
Washington Real Estate Investment Trust	18,200	552,006

		9,518,563

Savings & Loans — 2.3%
Beneficial Bancorp, Inc.	40,023	648,373
Meridian Bancorp, Inc.	24,200	463,430
United Financial Bancorp, Inc.	37,900	664,008
WSFS Financial Corp.	12,900	687,570

		2,463,381

		36,991,961

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 15.9%
Aerospace & Defense — 1.4%
Cubic Corp.	12,100	$776,820
Triumph Group, Inc.	37,350	732,060

		1,508,880

Building Materials — 0.6%
Universal Forest Products, Inc.	18,400	673,808

Electrical Components & Equipment — 3.5%
Belden, Inc.	18,960	1,158,835
Energizer Holdings, Inc.	10,800	679,968
Littelfuse, Inc.	8,400	1,916,712

		3,755,515

Electronics — 2.6%
Brady Corp. Class A	10,700	412,485
ESCO Technologies, Inc.	12,700	732,790
Knowles Corp. (a)	43,500	665,550
Mesa Laboratories, Inc.	2,400	506,592
Methode Electronics, Inc.	12,100	487,630

		2,805,047

Engineering & Construction — 0.8%
Aegion Corp. (a)	33,000	849,750

Environmental Controls — 0.6%
MSA Safety, Inc.	5,100	491,334
Stericycle, Inc. (a)	3,100	202,399

		693,733

Metal Fabricate & Hardware — 1.7%
CIRCOR International, Inc.	14,949	552,515
RBC Bearings, Inc. (a)	5,300	682,693
Sun Hydraulics Corp.	11,649	561,366

		1,796,574

Miscellaneous – Manufacturing — 1.4%
Hillenbrand, Inc.	9,130	430,479
Lydall, Inc. (a)	8,500	371,025
Myers Industries, Inc.	40,094	769,805

		1,571,309

Transportation — 3.3%
Genesee & Wyoming, Inc. Class A (a)	9,250	752,210
International Seaways, Inc. (a)	22,400	518,336
Kirby Corp. (a)	5,550	463,980
Landstar System, Inc.	12,300	1,343,160
Universal Logistics Holdings, Inc.	16,100	422,625
US Xpress Enterprises, Inc. Class A (a)	5,487	83,073

		3,583,384

		17,238,000

Technology — 3.1%
Computers — 0.7%
Conduent, Inc. (a)	37,000	672,290

	Number of Shares	Value
Semiconductors — 1.1%
Cabot Microelectronics Corp.	5,700	$613,092
MaxLinear, Inc. (a)	16,800	261,912
Rudolph Technologies, Inc. (a)	11,200	331,520

		1,206,524

Software — 1.3%
Avalara, Inc. (a)	998	53,263
Ceridian HCM Holding, Inc. (a)	6,267	208,002
Cision Ltd. (a)	29,865	446,482
Pluralsight, Inc. Class A (a) (b)	3,767	92,103
RealPage, Inc. (a)	6,100	336,110
Rosetta Stone, Inc. (a)	17,800	285,334

		1,421,294

		3,300,108

Utilities — 6.5%
Electric — 3.0%
El Paso Electric Co.	7,600	449,160
MGE Energy, Inc.	4,012	252,957
NorthWestern Corp.	13,300	761,425
PNM Resources, Inc.	27,900	1,085,310
Portland General Electric Co.	12,200	521,672
SCANA Corp.	3,500	134,820

		3,205,344

Gas — 3.1%
Atmos Energy Corp.	6,400	576,896
Chesapeake Utilities Corp.	13,300	1,063,335
ONE Gas, Inc.	15,200	1,136,048
RGC Resources, Inc.	3,964	115,669
South Jersey Industries, Inc. (b)	13,165	440,633

		3,332,581

Water — 0.4%
California Water Service Group	12,300	479,085

		7,017,010

TOTAL COMMON STOCK (Cost $75,866,682)		106,207,600

TOTAL EQUITIES (Cost $75,866,682)		106,207,600

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Foods — 0.0%
The Simply Good Foods Co. (a)	4,866	20,340

TOTAL WARRANTS (Cost $9,781)		20,340

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.9%
Diversified Financial Services — 2.9%
State Street Navigator Securities Lending Prime Portfolio (c)	3,142,081	$3,142,081
T. Rowe Price Government Reserve Investment Fund	1,025	1,025

		3,143,106

TOTAL MUTUAL FUNDS (Cost $3,143,106)		3,143,106

TOTAL LONG-TERM INVESTMENTS (Cost $79,019,569)		109,371,046

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (d)	$2,876,671	2,876,671

TOTAL SHORT-TERM INVESTMENTS (Cost $2,876,671)		2,876,671

TOTAL INVESTMENTS — 103.7% (Cost $81,896,240) (e)		112,247,717

Other Assets/(Liabilities) — (3.7)%		(3,989,282)

NET ASSETS — 100.0%		$108,258,435

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $3,059,218 or 2.83% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $2,876,896. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $2,937,218.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.9%
Basic Materials — 1.8%
Chemicals — 0.5%
Orion Engineered Carbons SA	39,450	$1,217,033

Mining — 1.3%
Alcoa Corp. (a)	61,330	2,875,150

		4,092,183

Communications — 3.1%
Internet — 0.8%
CDW Corp.	21,810	1,762,030

Media — 1.1%
Houghton Mifflin Harcourt Co. (a)	145,560	1,113,534
Scholastic Corp.	30,630	1,357,215

		2,470,749

Telecommunications — 1.2%
Finisar Corp. (a)	85,390	1,537,020
Infinera Corp. (a)	136,510	1,355,544

		2,892,564

		7,125,343

Consumer, Cyclical — 15.4%
Airlines — 2.9%
Alaska Air Group, Inc.	33,240	2,007,364
Hawaiian Holdings, Inc.	51,960	1,867,962
SkyWest, Inc.	53,046	2,753,087

		6,628,413

Apparel — 1.8%
Crocs, Inc. (a)	107,670	1,896,069
Deckers Outdoor Corp. (a)	19,250	2,173,132

		4,069,201

Auto Parts & Equipment — 2.4%
Cooper-Standard Holding, Inc. (a)	22,087	2,886,108
Dana, Inc.	53,633	1,082,850
Lear Corp.	8,252	1,533,304

		5,502,262

Distribution & Wholesale — 0.9%
Anixter International, Inc. (a)	32,940	2,085,102

Home Builders — 2.0%
Lennar Corp. Class A	52,374	2,749,635
Taylor Morrison Home Corp. Class A (a)	83,310	1,731,182

		4,480,817

Office Furnishings — 1.0%
Steelcase, Inc. Class A	165,670	2,236,545

Retail — 4.4%
Bloomin’ Brands, Inc.	109,280	2,196,528
BMC Stock Holdings, Inc. (a)	42,620	888,627

	Number of Shares	Value
Brinker International, Inc.	13,249	$630,653
Burlington Stores, Inc. (a)	11,689	1,759,545
The Michaels Cos., Inc. (a)	97,160	1,862,557
Signet Jewelers Ltd.	45,100	2,514,325

		9,852,235

		34,854,575

Consumer, Non-cyclical — 11.0%
Beverages — 1.1%
Cott Corp.	143,677	2,377,854

Commercial Services — 3.3%
Booz Allen Hamilton Holding Corp.	55,340	2,420,018
Quanta Services, Inc. (a)	71,468	2,387,031
Sotheby’s (a)	47,780	2,596,366

		7,403,415

Foods — 2.2%
Ingredion, Inc.	11,934	1,321,094
Nomad Foods Ltd. (a)	123,140	2,363,056
US Foods Holding Corp. (a)	35,790	1,353,578

		5,037,728

Health Care – Services — 4.4%
ICON PLC (a)	24,252	3,214,118
LifePoint Health, Inc. (a)	42,580	2,077,904
Molina Healthcare, Inc. (a)	21,880	2,142,927
WellCare Health Plans, Inc. (a)	10,221	2,516,819

		9,951,768

		24,770,765

Energy — 10.2%
Oil & Gas — 6.2%
HollyFrontier Corp.	41,610	2,847,372
Oasis Petroleum, Inc. (a)	205,070	2,659,758
QEP Resources, Inc. (a)	263,360	3,228,794
SM Energy Co.	109,410	2,810,743
SRC Energy, Inc. (a)	220,450	2,429,359

		13,976,026

Oil & Gas Services — 4.0%
Dril-Quip, Inc. (a)	28,650	1,472,610
Helix Energy Solutions Group, Inc. (a)	108,750	905,888
MRC Global, Inc. (a)	111,090	2,407,320
Oil States International, Inc. (a)	73,270	2,351,967
RPC, Inc.	128,237	1,868,413

		9,006,198

		22,982,224

Financial — 29.2%
Banks — 11.3%
Associated Banc-Corp.	101,897	2,781,789
BankUnited, Inc.	65,930	2,693,241
Comerica, Inc.	31,220	2,838,523

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fulton Financial Corp.	100,890	$1,664,685
Huntington Bancshares, Inc.	163,375	2,411,415
Synovus Financial Corp.	46,300	2,446,029
Texas Capital Bancshares, Inc. (a)	23,970	2,193,255
Umpqua Holdings Corp.	106,080	2,396,347
Webster Financial Corp.	40,223	2,562,205
Zions Bancorp	69,015	3,636,400

		25,623,889

Diversified Financial Services — 0.8%
OneMain Holdings, Inc. (a)	51,970	1,730,081

Insurance — 8.5%
American Financial Group, Inc.	27,581	2,960,269
Essent Group Ltd. (a)	51,500	1,844,730
Everest Re Group Ltd.	15,270	3,519,429
First American Financial Corp.	37,880	1,959,154
The Hanover Insurance Group, Inc.	13,180	1,575,801
Old Republic International Corp.	108,850	2,167,203
Reinsurance Group of America, Inc.	25,430	3,394,396
Selective Insurance Group, Inc.	33,980	1,868,900

		19,289,882

Real Estate Investment Trusts (REITS) — 7.4%
American Campus Communities, Inc.	51,470	2,207,034
Camden Property Trust	27,390	2,496,051
CubeSmart	11,100	357,642
Education Realty Trust, Inc.	58,080	2,410,320
Empire State Realty Trust, Inc. Class A	106,996	1,829,632
Gramercy Property Trust	75,838	2,071,894
STAG Industrial, Inc.	104,420	2,843,356
Sun Communities, Inc.	26,450	2,588,926

		16,804,855

Savings & Loans — 1.2%
Sterling Bancorp	112,410	2,641,635

		66,090,342

Industrial — 13.9%
Electrical Components & Equipment — 1.0%
EnerSys	30,410	2,269,802

Electronics — 2.1%
Avnet, Inc.	64,530	2,767,692
Sanmina Corp. (a)	67,160	1,967,788

		4,735,480

Engineering & Construction — 2.6%
AECOM (a)	64,683	2,136,480
Granite Construction, Inc.	38,650	2,151,259
Tutor Perini Corp. (a)	87,080	1,606,626

		5,894,365

Hand & Machine Tools — 1.3%
Regal Beloit Corp.	35,880	2,934,984

Machinery – Construction & Mining — 1.9%
Oshkosh Corp.	30,280	2,129,290

	Number of Shares	Value
Terex Corp.	50,750	$2,141,142

		4,270,432

Machinery – Diversified — 0.7%
SPX FLOW, Inc. (a)	33,609	1,471,066

Miscellaneous – Manufacturing — 1.1%
Trinseo SA	36,420	2,583,999

Packaging & Containers — 1.1%
Graphic Packaging Holding Co.	166,890	2,421,574

Transportation — 2.1%
Atlas Air Worldwide Holdings, Inc. (a)	34,900	2,502,330
Werner Enterprises, Inc.	59,800	2,245,490

		4,747,820

		31,329,522

Technology — 8.2%
Computers — 4.7%
Amdocs Ltd.	33,598	2,223,852
Genpact Ltd.	88,417	2,557,904
NCR Corp. (a)	91,759	2,750,935
NetScout Systems, Inc. (a)	60,890	1,808,433
VeriFone Systems, Inc. (a)	58,780	1,341,359

		10,682,483

Semiconductors — 2.0%
Cypress Semiconductor Corp.	124,240	1,935,659
Mellanox Technologies Ltd. (a)	13,070	1,101,801
Qorvo, Inc. (a)	18,803	1,507,436

		4,544,896

Software — 1.5%
Verint Systems, Inc. (a)	74,435	3,301,192

		18,528,571

Utilities — 4.1%
Electric — 3.4%
Alliant Energy Corp.	53,637	2,269,918
Black Hills Corp.	25,455	1,558,100
PNM Resources, Inc.	48,963	1,904,661
Portland General Electric Co.	44,890	1,919,496

		7,652,175

Gas — 0.7%
Southwest Gas Holdings, Inc.	21,010	1,602,433

		9,254,608

TOTAL COMMON STOCK (Cost $181,613,394)		219,028,133

TOTAL EQUITIES (Cost $181,613,394)		219,028,133

TOTAL LONG-TERM INVESTMENTS (Cost $181,613,394)		219,028,133

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (b)	$7,316,395	$7,316,395

TOTAL SHORT-TERM INVESTMENTS (Cost $7,316,395)		7,316,395

TOTAL INVESTMENTS — 100.1% (Cost $188,929,789) (c)		226,344,528

Other Assets/(Liabilities) — (0.1)%		(211,099)

NET ASSETS — 100.0%		$226,133,429

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $7,316,968. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $7,465,837.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 102.0%

BANK LOANS — 0.3%
Advertising — 0.0%
Lamar Media Corp., 2018 Term Loan B 1 mo. LIBOR + 1.750% 3.875% VRN 3/14/25	$99,750	$99,626

Computers — 0.1%
Dell, Inc., 2017 Term Loan A3, 1 mo. LIBOR + 1.500% 3.600% VRN 12/31/18	458,197	456,937

Diversified Financial Services — 0.1%
Delos Finance Sarl, 2018 Term Loan B 3 mo. LIBOR + 1.750% 4.084% VRN 10/06/23	591,000	590,261

Real Estate Investment Trusts (REITS) — 0.1%
Ventas Realty Ltd., Term Loan A, 1 mo. LIBOR + 0.975% 2.982% VRN 8/03/20	210,000	207,900

TOTAL BANK LOANS (Cost 1,358,607)		1,354,724

CORPORATE DEBT — 30.7%
Aerospace & Defense — 0.3%
L3 Technologies, Inc. Co. Guar 06/28 4.4 4.400% 6/15/28	640,000	637,021
Northrop Grumman Corp. 3.250% 1/15/28	640,000	601,256

		1,238,277

Airlines — 0.5%
Continental Airlines Pass-Through Trust 7.250% 5/10/21	1,590,340	1,666,994
Northwest Airlines Pass-Through Trust 7.041% 10/01/23	351,451	383,081

		2,050,075

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC 8.125% 1/15/20	805,000	862,063
General Motors Co. 3.500% 10/02/18	500,000	500,947
General Motors Financial Co., Inc. 2.350% 10/04/19	500,000	495,705
2.400% 5/09/19	505,000	502,647

		2,361,362

	Principal Amount	Value
Banks — 9.5%
Bank of America Corp. 3 mo. USD LIBOR + .660% 2.369% VRN 7/21/21	$515,000	$504,852
2.738% VRN 1/23/22 (a)	1,085,000	1,065,702
3.004% VRN 12/20/23 (a)	1,079,000	1,046,130
3.093% VRN 10/01/25 (a)	860,000	818,916
6.875% 11/15/18	750,000	761,649
Citibank NA 3.050% 5/01/20	2,205,000	2,204,196
Citigroup, Inc. 2.050% 12/07/18	1,000,000	998,084
2.450% 1/10/20	1,000,000	988,769
3.142% VRN 1/24/23 (a)	750,000	734,788
8.500% 5/22/19	1,200,000	1,258,276
Cooperatieve Rabobank UA 3.125% 4/26/21	850,000	846,743
Goldman Sachs Bank 3.200% 6/05/20	1,000,000	1,002,911
The Goldman Sachs Group, Inc. 2.550% 10/23/19	2,000,000	1,987,747
3.272% VRN 9/29/25 (a)	645,000	612,442
3.814% VRN 4/23/29 (a)	650,000	618,239
7.500% 2/15/19	1,000,000	1,027,623
JP Morgan Chase & Co. 2.950% 10/01/26	895,000	831,361
3 mo. USD LIBOR + 1.380% 3.540% VRN 5/01/28	2,000,000	1,914,785
3 mo. USD LIBOR + 1.337% 3.782% VRN 2/01/28	500,000	487,827
JP Morgan Chase Bank NA 2.604% VRN 2/01/21 (a)	2,215,000	2,195,424
2.605% FRN 2/13/20 (a)	1,765,000	1,764,539
3.086% VRN 4/26/21 (a)	485,000	483,863
Lloyds Banking Group PLC 2.907% VRN 11/07/23 (a)	430,000	409,557
Macquarie Bank Ltd. 2.600% 6/24/19 (b)	750,000	747,710
Morgan Stanley 3 mo. USD LIBOR + .800% 3.155% FRN 2/14/20	3,395,000	3,405,294
3 mo. USD LIBOR + .930% 3.292% FRN 7/22/22	510,000	514,108
5.500% 7/24/20	250,000	261,160
5.625% 9/23/19	500,000	515,227
PNC Bank NA 2.500% 1/22/21	1,090,000	1,070,102
Santander UK Group Holdings PLC 3.373% VRN 1/05/24 (a)	645,000	620,187
Santander UK PLC 3.400% 6/01/21	1,250,000	1,249,277

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co. 3.000% 4/22/26	$475,000	$440,347
3.000% 10/23/26	345,000	318,551
3.550% 9/29/25	725,000	702,797
3 mo. USD LIBOR + 1.310% 3.584% VRN 5/22/28	1,865,000	1,786,901
Wells Fargo Bank NA 2.150% 12/06/19	2,500,000	2,472,758
2.400% 1/15/20	1,500,000	1,485,577

		40,154,419

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	600,000	617,027
Anheuser-Busch InBev Worldwide, Inc. 4.000% 4/13/28	435,000	433,989
Bacardi Ltd. 5.300% 5/15/48 (b)	210,000	199,024
Constellation Brands, Inc. 3.875% 11/15/19	500,000	505,228

		1,755,268

Biotechnology — 0.8%
Amgen, Inc. 2.125% 5/01/20	200,000	196,617
4.400% 5/01/45	500,000	476,536
Baxalta, Inc. 2.875% 6/23/20	725,000	716,749
Celgene Corp. 3.900% 2/20/28	440,000	416,343
5.000% 8/15/45	750,000	734,394
Gilead Sciences, Inc. 3.650% 3/01/26	525,000	518,325
4.150% 3/01/47	445,000	425,366

		3,484,330

Chemicals — 0.1%
Axalta Coating Systems LLC 4.875% 8/15/24 (b)	150,000	148,875
Valvoline, Inc. 5.500% 7/15/24	200,000	202,000

		350,875

Commercial Services — 0.1%
IHS Markit Ltd. 4.000% 3/01/26 (b)	253,000	241,299
Service Corp. International 4.625% 12/15/27	210,000	198,366

		439,665

Computers — 0.3%
Apple, Inc. 4.650% 2/23/46	850,000	915,705
Dell International LLC/EMC Corp. 3.480% 6/01/19 (b)	400,000	401,007

		1,316,712

	Principal Amount	Value
Cosmetics & Personal Care — 0.1%
First Quality Finance Co., Inc. 4.625% 5/15/21 (b)	$90,000	$87,750
5.000% 7/01/25 (b)	174,000	159,210

		246,960

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	490,000	499,249
Air Lease Corp 4.750% 3/01/20	855,000	873,097
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	780,000	755,648
International Lease Finance Corp. 7.125% 9/01/18 (b)	1,000,000	1,006,524
Raymond James Financial, Inc. 4.950% 7/15/46	400,000	407,587

		3,542,105

Electric — 3.0%
AEP Transmission Co. LLC 3.100% 12/01/26	855,000	818,049
Dominion Energy, Inc. 1.875% 12/15/18 (b)	1,000,000	996,134
Duke Energy Carolinas LLC 4.000% 9/30/42	1,000,000	979,745
Duquesne Light Holdings, Inc. 6.400% 9/15/20 (b)	1,000,000	1,057,007
Emera US Finance LP 2.150% 6/15/19	1,068,000	1,056,852
Jersey Central Power & Light Co. 4.700% 4/01/24 (b)	800,000	836,488
6.400% 5/15/36	425,000	508,103
Kansas City Power & Light Co. 3.150% 3/15/23	500,000	488,169
LG&E & KU Energy LLC 4.375% 10/01/21	1,200,000	1,229,470
MidAmerican Energy Co. 4.800% 9/15/43	1,400,000	1,539,065
NextEra Energy Capital Holdings, Inc. 2.843% FRN 5/04/21 (a)	2,000,000	1,998,902
NextEra Energy Operating Partners LP 4.500% 9/15/27 (b)	210,000	196,350
The Southern Co. 1.550% 7/01/18	750,000	750,000

		12,454,334

Electronics — 0.0%
Itron, Inc. 5.000% 1/15/26 (b)	125,000	118,713

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	$200,000	$198,000

Foods — 1.2%
Campbell Soup Co. 3.300% 3/15/21	650,000	647,313
General Mills, Inc. 4.200% 4/17/28	630,000	615,111
Kraft Heinz Foods Co. 2.789% FRN 8/09/19 (a)	750,000	750,363
3.950% 7/15/25	500,000	486,002
4.625% 1/30/29	1,020,000	1,010,194
Mondelez International Holdings Netherlands BV 1.625% 10/28/19 (b)	1,195,000	1,174,356
Pilgrim’s Pride Corp. 5.875% 9/30/27 (b)	107,000	99,243
Post Holdings, Inc. 5.625% 1/15/28 (b)	175,000	164,062

		4,946,644

Gas — 0.2%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	595,000	702,744
Southern Co. Gas Capital Corp. 2.450% 10/01/23	100,000	94,031

		796,775

Health Care – Products — 0.6%
Abbott Laboratories 2.350% 11/22/19	87,000	86,491
Becton Dickinson & Co. 2.404% 6/05/20	440,000	432,104
Becton Dickinson and Co. 2.894% 6/06/22	400,000	386,893
Boston Scientific Corp. 6.000% 1/15/20	650,000	677,196
Hologic, Inc. 4.625% 2/01/28 (b)	60,000	56,400
Teleflex, Inc. 4.625% 11/15/27	107,000	101,115
Zimmer Biomet Holdings, Inc. 3.076% FRN 3/19/21 (a)	655,000	656,104

		2,396,303

Health Care – Services — 1.7%
Aetna, Inc. 2.800% 6/15/23	485,000	462,122
Anthem, Inc. 3.125% 5/15/22	500,000	492,546
3.300% 1/15/23	530,000	520,665
Centene Corp. 4.750% 1/15/25	259,000	257,705
5.625% 2/15/21	75,000	76,584

	Principal Amount	Value
CHS/Community Health Systems, Inc. 6.250% 3/31/23	$135,000	$123,694
8.625% 1/15/24	128,000	128,320
Cigna Corp. 3.050% 10/15/27	945,000	852,345
DaVita, Inc. 5.000% 5/01/25	133,000	125,186
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (b)	485,000	496,815
6.500% 9/15/18 (b)	805,000	810,317
HCA, Inc. 5.000% 3/15/24	371,000	371,000
5.250% 4/15/25	83,000	83,000
6.500% 2/15/20	196,000	203,473
Kaiser Foundation Hospitals 3.150% 5/01/27	1,000,000	957,684
Providence St. Joseph Health Obligated Group 2.746% 10/01/26	845,000	788,660
Tenet Healthcare Corp. 4.500% 4/01/21	26,000	25,740
4.625% 7/15/24 (b)	254,000	240,589
WellCare Health Plans, Inc. 5.250% 4/01/25	122,000	121,390

		7,137,835

Household Products & Wares — 0.1%
Central Garden & Pet Co. 6.125% 11/15/23	36,000	37,215
5.125% 2/01/28	181,000	167,425
Spectrum Brands, Inc. 5.750% 7/15/25	85,000	83,938

		288,578

Insurance — 0.7%
Berkshire Hathaway Finance Corp. 4.300% 5/15/43	500,000	503,679
4.400% 5/15/42	750,000	766,400
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (b)	970,000	977,388
New York Life Global Funding 1.550% 11/02/18 (b)	750,000	747,647

		2,995,114

Internet — 0.0%
Zayo Group LLC/Zayo Capital, Inc. 5.750% 1/15/27 (b)	120,000	117,900

Media — 0.5%
Altice US Finance I Corp. 5.375% 7/15/23 (b)	425,000	422,875

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (b)	$227,000	$207,705
5.125% 5/01/27 (b)	170,000	159,056
Charter Communications Operating LLC/Charter Communications Operating Capital 3.750% 2/15/28	450,000	407,547
6.484% 10/23/45	200,000	210,807
CSC Holdings LLC 5.375% 2/01/28 (b)	200,000	185,000
8.625% 2/15/19	100,000	102,875
DISH DBS Corp. 5.875% 7/15/22	100,000	94,000
Sirius XM Radio, Inc. 3.875% 8/01/22 (b)	220,000	212,300
Virgin Media Secured Finance PLC 5.250% 1/15/26 (b)	200,000	185,000

		2,187,165

Miscellaneous – Manufacturing — 0.2%
General Electric Co. 5.875% 1/14/38	244,000	276,871
Siemens Financieringsmaatschappij NV 2.000% 9/15/23 (b)	550,000	510,843

		787,714

Oil & Gas — 0.3%
Antero Resources Corp. 5.125% 12/01/22	125,000	125,312
Canadian Natural Resources Ltd. 3.850% 6/01/27	171,000	166,838
Diamondback Energy, Inc. 4.750% 11/01/24	128,000	124,800
Gulfport Energy Corp. 6.375% 5/15/25	47,000	45,708
Noble Energy, Inc. 5.250% 11/15/43	140,000	142,436
Parsley Energy LLC / Parsley Finance Corp. 5.375% 1/15/25(b)	210,000	208,425
Shell International Finance BV 4.375% 5/11/45	415,000	425,327
Sunoco LP / Sunoco Finance Corp. 4.875% 1/15/23(b)	125,000	120,000

		1,358,846

Packaging & Containers — 0.4%
Amcor Finance USA, Inc. 3.625% 4/28/26 (b)	650,000	617,075
Ball Corp. 4.375% 12/15/20	350,000	352,625
Graphic Packaging International LLC 4.125% 8/15/24	200,000	192,020

	Principal Amount	Value
Multi-Color Corp. 4.875% 11/01/25 (b)	$130,000	$121,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	397,334	398,824
Sealed Air Corp. 5.500% 9/15/25 (b)	190,000	195,225

		1,876,832

Pharmaceuticals — 1.5%
AbbVie, Inc. 3.600% 5/14/25	500,000	484,254
Allergan Funding SCS 4.550% 3/15/35	440,000	416,307
Bayer Us Finance Ii Llc Co. Guar 144a 12/28 4.375 4.375% 12/15/28 (b)	850,000	851,617
Bayer US Finance LLC 2.375% 10/08/19 (b)	850,000	842,757
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (b)	80,000	76,823
CVS Health Corp. 5.050% 3/25/48	1,090,000	1,109,289
Novartis Securities Investment Ltd. 5.125% 2/10/19	1,000,000	1,014,211
Shire Acquisitions Investments Ireland DAC 1.900% 9/23/19	500,000	492,143
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	550,000	536,926
Valeant Pharmaceuticals International 9.250% 4/01/26(b)	65,000	67,519
Valeant Pharmaceuticals International, Inc. 5.500% 3/01/23 (b)	268,000	249,240
5.500% 11/01/25 (b)	124,000	122,202
6.125% 4/15/25 (b)	100,000	92,125

		6,355,413

Pipelines — 1.4%
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	42,000	41,632
Energy Transfer Equity LP 5.500% 6/01/27	120,000	120,000
Energy Transfer Partners LP 5.150% 3/15/45	400,000	356,531
Florida Gas Transmission Co. LLC 7.900% 5/15/19 (b)	1,000,000	1,041,061
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	600,000	597,918

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rockies Express Pipeline LLC 5.625% 4/15/20 (b)	$155,000	$158,681
6.000% 1/15/19 (b)	228,000	230,565
Ruby Pipeline LLC 6.000% 4/01/22 (b)	670,455	700,962
Sabine Pass Liquefaction LLC 4.200% 3/15/28	500,000	484,055
Sunoco Logistics Partners Operations LP 5.400% 10/01/47	644,000	592,153
TC PipeLines LP 3.900% 5/25/27	500,000	470,114
Williams Partners LP 3.600% 3/15/22	683,000	679,662
4.500% 11/15/23	570,000	578,683

		6,052,017

Real Estate Investment Trusts (REITS) — 2.5%
Alexandria Real Estate Equities, Inc. 3.450% 4/30/25	450,000	430,561
American Campus Communities Operating Partnership LP 3.350% 10/01/20	500,000	498,497
3.750% 4/15/23	650,000	646,529
American Tower Corp. 3.000% 6/15/23	430,000	412,319
Boston Properties LP 3.200% 1/15/25	430,000	409,271
Crown Castle International Corp. 3.200% 9/01/24	625,000	589,856
Duke Realty LP 3.875% 2/15/21	1,000,000	1,010,597
HCP, Inc. 2.625% 2/01/20	500,000	494,035
3.875% 8/15/24	500,000	488,987
Healthcare Realty Trust, Inc. 3.750% 4/15/23	235,000	230,725
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.500% 1/15/28	80,000	72,600
5.625% 5/01/24	100,000	101,250
SBA Communications Corp. 4.000% 10/01/22 (b)	213,000	203,681
4.875% 9/01/24	98,000	93,741
SL Green Operating Partnership LP 3.250% 10/15/22	500,000	485,883
Ventas Realty LP 3.500% 2/01/25	1,500,000	1,436,314
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.700% 9/17/19 (b)	500,000	497,927
3.250% 10/05/20 (b)	700,000	698,607

	Principal Amount	Value
Welltower, Inc. 4.000% 6/01/25	$830,000	$814,009
4.125% 4/01/19	750,000	754,392

		10,369,781

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. 4.250% 5/15/24 (b)	299,000	283,303
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750% 6/01/27 (b)	210,000	198,450
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	400,000	394,303
4.800% 11/18/44	275,000	258,936
Walmart, Inc. Sr Unsecured 06/25 3.55 3.550% 6/26/25	930,000	935,897

		2,070,889

Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.375% 1/15/20	750,000	740,227
NXP BV/NXP Funding LLC 4.125% 6/01/21 (b)	200,000	199,500

		939,727

Software — 0.1%
CDK Global, Inc. 5.875% 6/15/26	80,000	81,520
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.750% 3/01/25 (b)	122,000	115,424
First Data Corp. 5.000% 1/15/24 (b)	193,000	191,553
IQVIA, Inc. 5.000% 10/15/26 (b)	200,000	194,750

		583,247

Telecommunications — 1.9%
AT&T, Inc. 3.950% 1/15/25	160,000	156,485
4.125% 2/17/26	500,000	488,708
4.500% 3/09/48	540,000	465,528
4.800% 6/15/44	760,000	689,604
5.150% 11/15/46 (b)	530,000	499,306
5.250% 3/01/37	425,000	418,010
Intelsat Jackson Holdings SA 9.750% 7/15/25 (b)	223,000	235,265
Level 3 Financing, Inc. 5.375% 1/15/24	136,000	133,212
Sprint Capital Corp. 6.875% 11/15/28	75,000	71,813
Sprint Communications, Inc. 9.000% 11/15/18 (b)	348,000	354,960

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Corp. 7.625% 3/01/26	$38,000	$38,760
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (b)	524,063	518,167
4.738% 3/20/25 (b)	870,000	863,301
T-Mobile USA, Inc. 4.500% 2/01/26	104,000	97,110
4.750% 2/01/28	286,000	264,908
Verizon Communications, Inc. 4.329% 9/21/28 (b)	300,000	297,330
4.522% 9/15/48	600,000	547,027
4.862% 8/21/46	600,000	573,343
5.250% 3/16/37	630,000	647,009
Vodafone Group PLC 4.375% 5/30/28	420,000	415,007

		7,774,853

Transportation — 0.1%
Union Pacific Corp. 3.950% 9/10/28	425,000	427,029

TOTAL CORPORATE DEBT (Cost $131,870,443)		129,173,757

MUNICIPAL OBLIGATIONS — 1.4%
Alabama Economic Settlement Authority 3.163% 9/15/25	1,000,000	990,830
City of New York NY 5.206% 10/01/31	750,000	855,202
Jersey City Municipal Utilities Authority 5.470% 5/15/27	850,000	933,589
Los Angeles Unified School District 5.755% 7/01/29	1,000,000	1,170,480
New York State Dormitory Authority 5.289% 3/15/33	750,000	841,703
State of California 7.950% 3/01/36	850,000	916,878

		5,708,682

TOTAL MUNICIPAL OBLIGATIONS (Cost $5,946,955)		5,708,682

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.7%
Commercial MBS — 1.7%
7 WTC Depositor LLC Trust, Series 2012-7WTC, Class A 4.082% 3/13/31 (b)	15,622	15,616

	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A 2.959% 12/10/30 (b)	$375,000	$368,611
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A 3.369% 3/13/35 (b)	420,000	418,940
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A 3.251% 5/10/35 (b)	340,000	337,048
COMM Mortgage Trust
Series 2013-WWP, Class A2 3.424% 3/10/31 (b)	390,000	392,914
Series 2016-787S, Class A 3.545% 2/10/36 (b)	340,000	334,415
Series 2013-300P, Class A1 4.353% 8/10/30 (b)	325,000	336,641
Core Industrial Trust, Series 2015-CALW, Class A 3.040% 2/10/34 (b)	435,000	431,653
Core Industrial Trust 2015-TEXW, Series 2015-TEXW, Class A 3.077% 2/10/34 (b)	255,000	253,356
GS Mortgage Securities Corp Trust, Series 2012-SHOP, Class A, 2.933% 6/05/31 (b)	400,000	400,388
Series 2012-ALOH, Class A 3.551% 4/10/34 (b)	370,000	372,607
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 2.858% 11/15/45	1,780,000	1,748,742
Morgan Stanley Capital I Trust, Series 2015-420, Class A 3.727% 10/12/50 (b)	400,000	404,333
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.961% VRN 1/13/32 (a) (b)	330,000	334,250
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 3.872% VRN 1/05/43 (a) (b)	370,000	350,234
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 4.393% 11/15/43 (b)	500,000	511,793

		7,011,541

Home Equity ABS — 1.0%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1, 1 mo. USD LIBOR + .410% 2.501% FRN 12/25/35	569,732	572,750

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .290% 2.381% FRN 8/25/36	$2,400,000	$2,381,607
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050% 3.141% FRN 10/25/34	1,155,071	1,182,562

		4,136,919

Other ABS — 1.8%
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100% 3.459% FRN 7/20/26 (b)	330,000	330,036
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3, 4.747% VRN 10/25/46 (a)	1,147,013	1,134,372
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2, 1 mo. USD LIBOR + .470% 2.561% FRN 7/25/35	385,104	385,423
LCM XXI LP, Series 21A, Class AR, 3.239% FRN 4/20/28 (a) (b)	740,000	738,692
Magnetite CLO Ltd., Series 2015-12A, Class AR, 3 mo. USD LIBOR + 1.330% 3.678% FRN 4/15/27 (b)	1,060,000	1,063,343
Saxon Asset Securities Trust
Series 2007-2, Class A2C 1 mo. USD LIBOR + .240% 2.331% FRN 5/25/47	2,418,649	1,982,000
Series 2005-1, Class M1 1 mo. USD LIBOR + .690% 2.781% FRN 5/25/35	826,042	827,199
Voya CLO Ltd., Series 2014-3A, Class A1R, 3.080% FRN 7/25/26 (a) (b)	1,000,000	998,763

		7,459,828

Student Loans ABS — 4.9%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 2.791% FRN 7/25/56 (b)	763,663	762,607
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200% 2.536% FRN 3/28/35	1,500,000	1,457,944
Navient Student Loan Trust
Series 2015-1, Class A2 1 mo. USD LIBOR + .600% 2.691% FRN 4/25/40	1,092,906	1,094,257

	Principal Amount	Value
Series 2018-3A, Class A3 2.888% FRN 3/25/67 (a) (b)	$630,000	$630,000
Series 2017-3A, Class A3 1 mo. USD LIBOR + 1.050% 3.141% FRN 7/26/66 (b)	1,100,000	1,125,153
Nelnet Student Loan Trust
Series 2015-3A, Class A2 1 mo. USD LIBOR + .600% 2.560% FRN 2/27/51 (b)	1,587,465	1,585,463
Series 2015-1A, Class A 1 mo. USD LIBOR + .590% 2.681% FRN 4/25/46 (b)	1,330,410	1,330,408
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A, 1 mo. USD LIBOR + .750% 2.841% FRN 11/25/42 (b)	1,180,284	1,186,151
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160% 2.501% FRN 9/15/39	2,300,000	2,236,998
SLM Student Loan Trust
Series 2012-7, Class A3 1 mo. USD LIBOR + .650% 2.610% FRN 5/26/26	1,043,657	1,035,965
Series 2007-6, Class A4 3 mo. USD LIBOR + .380% 2.740% FRN 10/25/24	1,239,149	1,240,960
Series 2012-2, Class A 1 mo. USD LIBOR + .700% 2.791% FRN 1/25/29	1,192,591	1,189,886
Series 2004-3A, Class A6A 3 mo. USD LIBOR + .550% 2.910% FRN 10/25/64 (b)	1,100,000	1,094,023
Series 2012-1, Class A3 1 mo. USD LIBOR + .950% 2.910% FRN 9/25/28	1,018,760	1,025,439
Series 2008-1, Class A4 3 mo. USD LIBOR + .650% 3.010% FRN 1/25/22	1,001,680	997,332
Series 2008-9, Class A 3 mo. USD LIBOR + 1.500% 3.860% FRN 4/25/23	1,123,032	1,144,159
Series 2008-5, Class B 3 mo. USD LIBOR + 1.850% 4.210% FRN 7/25/73	700,000	719,342
Series 2008-9, Class B 3 mo. USD LIBOR + 2.250% 4.610% FRN 10/25/83	680,000	707,052

		20,563,139

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 4.3%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD LIBOR + 2.000% 4.498% FRN 6/25/45	$1,633,073	$1,652,910
Banc of America Funding Trust, Series 2016-R1, Class A1, 2.500% VRN 3/25/40 (a) (b)	1,312,690	1,274,372
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4, 3.735% VRN 3/25/37 (a)	619,812	607,776
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400% 3.630% FRN 10/25/35	633,282	653,218
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 3.690% VRN 11/25/35 (a)	941,132	918,429
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 2.285% FRN 11/19/36	2,136,040	1,882,277
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520% 2.611% FRN 4/25/35	1,307,529	1,255,269
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 1A3 1 mo. USD LIBOR + .270% 2.361% FRN 10/25/36	2,122,381	1,485,434
Series 2005-AR19, Class A1 3.501% VRN 10/25/35 (a)	1,222,064	1,049,309
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840% 2.304% FRN 11/26/46 (b)	985,567	959,323
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. LIBOR + 1.070% 3.161% FRN 2/25/35	2,024,873	1,997,402
Nomura Resecuritization Trust, Series 2015-1R, Class 6A1, 1 mo. USD LIBOR + .210% 2.088% FRN 5/26/47(b)	328,980	326,203
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-AR13, Class A1A1 1 mo. USD LIBOR + .290% 2.381% FRN 10/25/45	1,044,281	1,048,193
Series 2005-AR2, Class 2A21 1 mo. USD LIBOR + .330% 2.421% FRN 1/25/45	1,028,870	1,029,457
Series 2006-1 Class 3A2 5.750% 2/25/36	1,064,763	1,020,120

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR8, Class 3A1 3.773% VRN 4/25/36 (a)	$908,617	$927,637
Series 2004-DD, Class 2A6 3.785% VRN 1/25/35 (a)	231,886	235,418

		18,322,747

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $56,146,155)		57,494,174

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 30.3%
Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series KF34, Class A 2.361% FRN 8/25/24 (a)	859,863	860,140
Series S8FX, Class A2 3.291% 3/25/27	1,775,000	1,771,235
Federal Home Loan Mortgage Corp. REMICS Series 4639, Class HZ 1.750% 4/15/53	1,401,279	1,272,175
Federal National Mortgage Association Series 2017-M11, Class FA 2.418% 9/25/24 (a)	1,066,918	1,074,290

		4,977,840

Pass-Through Securities — 29.1%
Federal Home Loan Mortgage Corp.
Pool #V61427 2.500% 12/01/31	451,988	439,541
Pool #G18622 2.500% 12/01/31	937,711	911,888
Pool #G18626 2.500% 1/01/32	459,606	446,948
Pool #G18592 3.000% 3/01/31	603,553	601,431
Pool #G18627 3.000% 1/01/32	1,793,843	1,784,734
Pool #G08710 3.000% 6/01/46	402,096	389,781
Pool #G08715 3.000% 8/01/46	3,076,441	2,982,225
Pool #G08726 3.000% 10/01/46	2,942,520	2,852,406
Pool #G08732 3.000% 11/01/46	1,034,948	1,002,606
Pool #G08737 3.000% 12/01/46	371,212	359,611
Pool #G08741 3.000% 1/01/47	2,568,106	2,487,852
Pool #G08791 3.000% 12/01/47	969,428	939,133
Pool #G07848 3.500% 4/01/44	2,619,034	2,629,572
Pool #G60023 3.500% 4/01/45	2,744,446	2,751,200
Pool #G08711 3.500% 6/01/46	1,613,518	1,608,160
Pool #G67700 3.500% 8/01/46	1,496,596	1,496,070
Pool #G08716 3.500% 8/01/46	2,230,197	2,222,792
Pool #G08722 3.500% 9/01/46	388,390	387,101
Pool #G08742 3.500% 1/01/47	1,569,408	1,563,707
Pool #G67703 3.500% 4/01/47	2,146,542	2,144,446
Pool #G08757 3.500% 4/01/47	539,214	536,918

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G67706 3.500% 12/01/47	$1,986,895	$1,984,334
Pool #G67707 3.500% 1/01/48	4,668,612	4,671,347
Pool #G67708 3.500% 3/01/48	4,307,185	4,298,268
Pool #G67710 3.500% 3/01/48	3,028,441	3,017,439
Pool #G60344 4.000% 12/01/45	1,787,638	1,836,519
Pool #G67711 4.000% 3/01/48	1,938,650	1,988,631
Pool #G67713 4.000% 6/01/48	1,152,768	1,180,326
Federal Home Loan Mortgage Corp. TBA
Pool #292 3.500% 6/01/47 (c)	2,405,000	2,391,942
Pool #2961 4.000% 5/01/47 (c)	215,000	219,140
Pool #7718 4.500% 6/01/47 (c)	3,050,000	3,174,383
Federal National Mortgage Association
Pool #AM0359 2.310% 8/01/22	500,000	487,127
Pool #AM1402 2.420% 11/01/22	945,000	922,330
Pool #AM0827 2.600% 11/01/22	966,410	951,226
Pool #AM2808 2.700% 3/01/23	375,000	369,634
Pool #AL6829 2.964% 5/01/27	1,344,028	1,308,408
Pool #MA1607 3.000% 10/01/33	744,456	737,826
Pool #AM9188 3.120% 6/01/35	780,000	733,302
Pool #FN0039 3.201% 9/01/27	813,942	803,811
Pool #AN4431 3.220% 1/01/27	805,000	795,572
Pool #AM9623 3.340% 7/01/30	755,000	739,962
Pool #AB4262 3.500% 1/01/32	767,219	775,430
Pool #MA1512 3.500% 7/01/33	348,848	352,364
Pool #MA1148 3.500% 8/01/42	2,430,462	2,434,449
Pool #MA3210 3.500% 12/01/47	864,734	861,288
Pool #MA3305 3.500% 3/01/48	432,451	430,593
Pool #MA3332 3.500% 4/01/48	4,294,441	4,275,988
Pool #469621 3.650% 11/01/21	1,545,695	1,572,963
Pool #466960 3.890% 12/01/20	1,103,625	1,125,732
Pool #466919 3.930% 1/01/21	1,439,321	1,470,669
Pool #AM4236 3.940% 8/01/25	614,758	637,129
Pool #468551 3.980% 7/01/21	1,230,000	1,262,497
Pool #MA3027 4.000% 6/01/47	1,199,036	1,223,298
Pool #AS9830 4.000% 6/01/47	1,200,236	1,225,460
Pool #AS9972 4.000% 7/01/47	1,041,220	1,063,101
Pool #MA3088 4.000% 8/01/47	1,711,782	1,746,553
Pool #931504 4.500% 7/01/39	102,917	108,248
Pool #986268 5.000% 7/01/38	1,595	1,709
Pool #AD6374 5.000% 5/01/40	30,491	32,666
Pool #AI2733 5.000% 5/01/41	273,141	292,453
Pool #977014 5.500% 5/01/38	42,095	45,902
Pool #985524 5.500% 6/01/38	31,858	34,739
Pool #988578 5.500% 8/01/38	196,541	214,314
Pool #995482 5.500% 1/01/39	158,475	172,806
Federal National Mortgage Association TBA
Pool #3430 3.000% 5/01/32 (c)	625,000	621,289
Pool #515 3.000% 6/01/47 (c)	2,145,000	2,077,634
Pool #1127 3.500% 6/01/47 (c)	1,925,000	1,915,676
Pool #6447 4.000% 5/01/47 (c)	2,860,000	2,915,859

	Principal Amount	Value
Pool #15801 4.500% 6/01/47 (c)	$7,920,000	$8,246,700
Government National Mortgage Association 3.000% 9/20/47	288,424	282,520
Pool #MA4719 3.500% 9/20/47	572,613	575,163
Pool #MA4838 4.000% 11/20/47	1,029,881	1,056,955
Pool #MA3666 5.000% 5/20/46	306,453	321,871
Pool #MA4199 5.000% 1/20/47	330,637	347,272
Pool #MA4722 5.000% 9/20/47	932,266	982,084
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	2,567,177	2,517,037
Pool #MA3521 3.500% 3/20/46	1,054,019	1,061,347
Pool #MA3597 3.500% 4/20/46	327,269	329,545
Pool #MA3663 3.500% 5/20/46	493,051	496,479
Pool #MA3937 3.500% 9/20/46	392,365	394,971
Pool #MA4127 3.500% 12/20/46	1,319,145	1,325,844
Pool #MA4262 3.500% 2/20/47	1,550,911	1,558,786
Pool #MA4382 3.500% 4/20/47	431,633	433,825
Pool #MA4454 5.000% 5/20/47	667,731	702,787
Government National Mortgage Association II TBA
Pool #24 3.000% 5/01/47 (c)	2,170,000	2,122,531
Pool #471 3.500% 5/01/47 (c)	2,125,000	2,132,305
Pool #1767 4.000% 5/01/47 (c)	1,015,000	1,040,058
Pool #1207 4.500% 6/01/47 (c)	4,465,000	4,640,461

		122,608,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $130,615,366)		127,586,839

U.S. TREASURY OBLIGATIONS — 25.6%
U.S. Treasury Bonds & Notes — 25.6%
U.S. Treasury Bond 3.125% 5/15/48	28,365,000	29,144,595
U.S. Treasury Inflation Index 1.000% 2/15/48	1,041,144	1,076,106
U.S. Treasury Note 2.375% 4/30/20	4,760,000	4,747,598
2.500% 5/31/20	5,845,000	5,842,077
2.625% 6/30/23	20,015,000	19,916,488
2.750% 4/30/23	28,450,000	28,476,006
2.750% 5/31/23	555,000	555,797
2.750% 2/15/28	10,010,000	9,922,569
2.875% 5/15/28	8,240,000	8,256,737

		107,937,973

TOTAL U.S. TREASURY OBLIGATIONS (Cost $106,899,235)		107,937,973

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL BONDS & NOTES (Cost $432,836,761)		$429,256,149

TOTAL LONG-TERM INVESTMENTS (Cost $432,836,761)		429,256,149

SHORT-TERM INVESTMENTS — 9.7%
Repurchase Agreement — 6.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (d)	27,530,095	27,530,095

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	7,243	7,243

U.S. Treasury Bill — 3.2%
Japan Treasury Discount Bill JPY 0.000% 7/02/18 (e)	1,030,000,000	9,303,166
U.S. Treasury Bill 0.000%10/25/18	3,403,000	3,381,911
0.010% 9/13/18 (f)	531,000	528,975
0.010% 10/11/18	314,000	312,301

		13,526,353

TOTAL SHORT-TERM INVESTMENTS (Cost $41,390,877)		41,063,691

TOTAL INVESTMENTS — 111.7% (Cost $474,227,638) (g)		470,319,840

Other Assets/ (Liabilities) — (11.7)%		(49,430,212)

NET ASSETS — 100.0%		$420,889,628

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.

(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $42,677,787 or 10.14% of net assets.

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)

Maturity value of $27,532,252. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $28,085,301.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver
JPY	535,000,000	Bank of America N.A.*	7/02/18	$5,011,991	$179,765

JPY	495,000,000	Goldman Sachs International*	7/02/18	4,684,705	213,766

				$9,696,696	$393,531

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Note 2 Year	9/28/18	192	$40,641,330	$29,670
U.S. Treasury Note 5 Year	9/28/18	340	38,444,976	184,868

				$214,538

Future Contract — Short
Euro-BOBL	9/06/18	71	$(10,958,717)	$(54,845)

Currency Legend

JPY	Japanese Yen
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Assets:
Investments, at value (Note 2) (a)	$385,138,703	$489,660,603
Repurchase agreements, at value (Note 2) (b)	3,042,532	6,792,043
Other short-term investments, at value (Note 2) (c)	-	-

Total investments (d)	388,181,235	496,452,646

Foreign currency, at value (e)	-	105,033
Receivables from:
Investments sold	506,606	819,064
Fund shares sold	286,549	43,848
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	84,904	904,574
Foreign taxes withheld	-	2,723

Total assets	389,059,294	498,327,888

Liabilities:
Payables for:
Investments purchased	1,970,274	140,023
Fund shares repurchased	203,966	218,471
Securities on loan (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	57,591	86,167
Affiliates (Note 3):
Investment advisory fees	238,274	295,026
Administration fees	-	-
Service fees	57,689	53,091
Due to custodian	-	-
Commitment and Contingent Liabilities (Note 9)	-	-
Accrued expense and other liabilities	81,654	72,054

Total liabilities	2,609,448	864,832

Net assets	$386,449,846	$497,463,056

Net assets consist of:
Paid-in capital	$112,536,254	$319,180,948
Accumulated undistributed (distributions in excess of) net investment income	(280,302)	14,625,301
Accumulated net realized gain (loss) on investments and foreign currency transactions	106,516,196	72,489,111
Net unrealized appreciation (depreciation) on investments and foreign currency translations	167,677,698	91,167,696

Net assets	$386,449,846	$497,463,056

(a) Cost of investments:	$217,461,029	$398,493,401
(b) Cost of repurchase agreements:	$3,042,532	$6,792,043
(c) Cost of other short-term investments:	$-	$-
(d) Securities on loan with market value of:	$-	$-
(e) Cost of foreign currency:	$-	$103,913

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$700,231,401	$63,156,745	$337,615,346	$111,228,271	$213,800,316
3,935,709	1,123,669	5,423,072	284,190	2,951,129
655,089	-	-	16,317	-

704,822,199	64,280,414	343,038,418	111,528,778	216,751,445

-	10,644	272,504	-	-

735,805	-	17,576	117,931	1,072,565
1,972	73,009	32,704	37,844	38,863
3,931	-	-	-	-
591,825	60,070	930,007	25,996	287,357
-	-	524,197	-	73,159

706,155,732	64,424,137	344,815,406	111,710,549	218,223,389

347,599	18	98	267,698	1,114,511
126,234	84,212	55,318	102,062	106,952
-	-	1,827,127	-	-
111,164	16,418	62,587	22,450	29,176

54,582	35,518	249,186	56,567	105,254
47,661	7,611	-	13,686	26,313
29,765	6,436	6,974	5,043	8,946
-	-	-	17	-
-	-	-	-	-
80,762	31,202	251,359	39,671	39,543

797,767	181,415	2,452,649	507,194	1,430,695

$705,357,965	$64,242,722	$342,362,757	$111,203,355	$216,792,694

$349,383,472	$17,885,629	$294,034,103	$40,814,337	$135,242,848
18,727,373	2,048,721	11,501,488	1,493,882	5,639,486
50,178,899	38,203,778	1,601,862	42,982,560	28,368,586
287,068,221	6,104,594	35,225,304	25,912,576	47,541,774

$705,357,965	$64,242,722	$342,362,757	$111,203,355	$216,792,694

$413,064,158	$57,052,228	$302,317,047	$85,315,695	$166,257,543
$3,935,709	$1,123,669	$5,423,072	$284,190	$2,951,129
$655,084	$-	$-	$16,317	$-
$-	$-	$1,739,624	$-	$-
$-	$10,549	$272,587	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Initial Class shares:
Net assets	$289,334,568	$413,853,194

Shares outstanding (a)	14,876,991	33,259,840

Net asset value, offering price and redemption price per share	$19.45	$12.44

Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class II shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class III shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class shares:
Net assets	$97,115,278	$83,609,862

Shares outstanding (a)	5,154,392	6,798,205

Net asset value, offering price and redemption price per share	$18.84	$12.30

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$-	$-	$331,755,616	$-	$-

-	-	30,656,889	-	-

$-	$-	$10.82	$-	$-

$63,659,243	$-	$-	$-	$-

2,004,120	-	-	-	-

$31.76	$-	$-	$-	$-

$172,116,439	$53,604,266	$-	$102,438,667	$202,478,960

5,413,322	4,109,589	-	7,276,511	13,295,585

$31.79	$13.04	$-	$14.08	$15.23

$422,566,524	$-	$-	$-	$-

13,300,225	-	-	-	-

$31.77	$-	$-	$-	$-

$-	$-	$10,607,141	$-	$-

-	-	987,525	-	-

$-	$-	$10.74	$-	$-

$47,015,759	$10,638,456	$-	$8,764,688	$14,313,734

1,525,222	827,635	-	633,135	954,698

$30.83	$12.85	$-	$13.84	$14.99

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Assets:
Investments, at value (Note 2) (a)	$238,444,016	$138,171,552
Repurchase agreements, at value (Note 2) (b)	3,788,817	2,446,533
Other short-term investments, at value (Note 2) (c)	17,052	9,648

Total investments (d)	242,249,885	140,627,733

Cash	-	-
Foreign currency, at value (e)	112	55
Receivables from:
Investments sold	317,696	141,583
Open forward contracts (Note 2)	-	-
Investment adviser (Note 3)	-	-
Fund shares sold	30,608	2,716
Interest and dividends	303,652	117,087
Foreign taxes withheld	417,479	-

Total assets	243,319,432	140,889,174

Liabilities:
Payables for:
Investments purchased	1,181,519	1,223
Written options outstanding, at value (Note 2) (f)	-	-
Fund shares repurchased	102,230	74,404
Securities on loan (Note 2)	6,386,963	-
Payable for premium on purchased options	-	-
Trustees’ fees and expenses (Note 3)	28,933	29,078
Affiliates (Note 3):
Investment advisory fees	114,433	56,681
Administration fees	28,608	-
Service fees	9,991	20,934
Due to custodian	-	-
Commitment and Contingent Liabilities (Note 9)	-	-
Accrued expense and other liabilities	115,121	38,211

Total liabilities	7,967,798	220,531

Net assets	$235,351,634	$140,668,643

Net assets consist of:
Paid-in capital	$154,371,899	$84,480,445
Accumulated undistributed (distributions in excess of) net investment income	4,743,232	1,969,861
Accumulated net realized gain (loss) on investments and foreign currency transactions	37,177,552	8,668,255
Net unrealized appreciation (depreciation) on investments and foreign currency translations	39,058,951	45,550,082

Net assets	$235,351,634	$140,668,643

(a) Cost of investments:	$199,370,584	$92,621,604
(b) Cost of repurchase agreements:	$3,788,817	$2,446,533
(c) Cost of other short-term investments:	$17,052	$9,648
(d) Securities on loan with market value of:	$6,122,347	$-
(e) Cost of foreign currency:	$112	$56
(f) Premiums on written options:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$282,170,065	$174,181,750	$105,411,591	$172,967,220	$466,974,094
16,151,405	7,466,831	740,798	2,767,986	18,834,234
80,592	-	-	-	16,814

298,402,062	181,648,581	106,152,389	175,735,206	485,825,142

33,528	-	-	-	-
-	125,542	-	25,999	2,651

572,942	401,940	-	199,131	923,138
-	171,532	-	-	-
-	14,562	-	-	-
95,519	35,328	37,673	4,626	132,505
470,129	396,243	74,574	142,285	247,239
-	399,323	22,613	-	-

299,574,180	183,193,051	106,287,249	176,107,247	487,130,675

1,962,652	1,286,128	-	83,330	1,675,163
-	-	-	1,540,576	-
109,129	50,793	109,024	25,554	190,000
-	6,331,356	-	-	15,803,078
-	-	-	3,024	-
37,961	14,662	25,880	49,056	67,116

151,643	112,897	56,554	105,071	295,006
-	21,168	-	-	-
17,049	3,098	5,840	20,462	59,791
-	-	-	195,973	-
-	-	-	-	-
59,194	141,219	39,924	156,241	82,025

2,337,628	7,961,321	237,222	2,179,287	18,172,179

$297,236,552	$175,231,730	$106,050,027	$173,927,960	$468,958,496

$203,814,264	$157,525,241	$61,645,679	$134,564,398	$241,993,559
7,946,495	5,848,113	974,167	2,929,809	(313,094)
74,512,247	9,198,158	14,656,606	(15,991,923)	97,514,900
10,963,546	2,660,218	28,773,575	52,425,676	129,763,131

$297,236,552	$175,231,730	$106,050,027	$173,927,960	$468,958,496

$271,206,598	$171,680,679	$76,638,016	$121,916,154	$337,210,983
$16,151,405	$7,466,831	$740,798	$2,767,986	$18,834,234
$80,592	$-	$-	$-	$16,814
$-	$6,023,011	$-	$-	$15,420,983
$-	$125,543	$-	$26,049	$2,651
$-	$-	$-	$2,915,236	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Initial Class shares:
Net assets	$-	$106,423,285

Shares outstanding (a)	-	6,037,659

Net asset value, offering price and redemption price per share	$-	$17.63

Class I shares:
Net assets	$202,825,425	$-

Shares outstanding (a)	15,856,620	-

Net asset value, offering price and redemption price per share	$12.79	$-

Class II shares:
Net assets	$17,061,332	$-

Shares outstanding (a)	1,308,488	-

Net asset value, offering price and redemption price per share	$13.04	$-

Service Class shares:
Net assets	$-	$34,245,358

Shares outstanding (a)	-	1,958,658

Net asset value, offering price and redemption price per share	$-	$17.48

Service Class I shares:
Net assets	$15,464,877	$-

Shares outstanding (a)	1,224,217	-

Net asset value, offering price and redemption price per share	$12.63	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$270,041,213	$-	$95,830,834	$141,928,298	$373,354,488

21,761,078	-	8,661,033	11,279,254	21,978,275

$12.41	$-	$11.06	$12.58	$16.99

$-	$-	$-	$-	$-

-	-	-	-	-

$-	$-	$-	$-	$-

$-	$170,288,218	$-	$-	$-

-	15,385,190	-	-	-

$-	$11.07	$-	$-	$-

$27,195,339	$-	$10,219,193	$31,999,662	$95,604,008

2,219,362	-	952,541	2,567,591	5,828,550

$12.25	$-	$10.73	$12.46	$16.40

$-	$4,943,512	$-	$-	$-

-	449,726	-	-	-

$-	$10.99	$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Assets:
Investments, at value (Note 2) (a)	$445,638,410	$224,418,076
Repurchase agreements, at value (Note 2) (b)	12,453,467	1,079,958
Other short-term investments, at value (Note 2) (c)	-	-

Total investments (d)	458,091,877	225,498,034

Foreign currency, at value (e)	-	11
Receivables from:
Investments sold	1,482,420	2,207,633
Open forward contracts (Note 2)	60,532	-
Fund shares sold	47,051	17,828
Interest and dividends	693,102	164,565
Foreign taxes withheld	3,070	-

Total assets	460,378,052	227,888,071

Liabilities:
Payables for:
Investments purchased	2,322,814	1,177,907
Open forward contracts (Note 2)	45,843	-
Investments purchased on a when-issued basis (Note 2)	-	-
Fund shares repurchased	151,380	47,992
Securities on loan (Note 2)	-	10,621,805
Investment advisory fees	-	-
Trustees’ fees and expenses (Note 3)	78,985	48,370
Variation margin on open derivative instruments (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	310,519	184,029
Administration fees	-	-
Service fees	30,964	11,652
Commitment and Contingent Liabilities (Note 9)	-	-
Accrued expense and other liabilities	86,707	50,176

Total liabilities	3,027,212	12,141,931

Net assets	$457,350,840	$215,746,140

Net assets consist of:
Paid-in capital	$345,939,215	$132,645,023
Accumulated undistributed (distributions in excess of) net investment income	10,293,519	(217,738)
Accumulated net realized gain (loss) on investments and foreign currency transactions	64,310,600	42,607,712
Net unrealized appreciation (depreciation) on investments and foreign currency translations	36,807,506	40,711,143

Net assets	$457,350,840	$215,746,140

(a) Cost of investments:	$408,845,516	$183,706,933
(b) Cost of repurchase agreements:	$12,453,467	$1,079,958
(c) Cost of other short-term investments:	$-	$-
(d) Securities on loan with market value of:	$-	$10,356,894
(e) Cost of foreign currency:	$-	$11

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$109,371,046	$219,028,133	$429,256,149
2,876,671	7,316,395	27,530,095
-	-	13,533,596

112,247,717	226,344,528	470,319,840

-	-	1

509,717	443,306	1,140,959
-	-	393,531
14,377	13,361	96,078
65,799	267,388	2,147,247
-	-	-

112,837,610	227,068,583	474,097,656

1,250,912	662,581	21,243,822
-	-	-
-	-	31,387,552
40,035	41,365	149,880
3,142,081	-	-
-	-	2,656
15,109	37,792	50,238
-	-	11,140

70,786	136,586	134,143
13,273	-	50,304
13,587	14,216	14,649
-	-	-
33,392	42,614	163,644

4,579,175	935,154	53,208,028

$108,258,435	$226,133,429	$420,889,628

$63,594,514	$151,314,472	$421,078,320
420,260	1,716,906	12,464,674
13,892,184	35,687,312	(9,298,792)
30,351,477	37,414,739	(3,354,574)

$108,258,435	$226,133,429	$420,889,628

$79,019,569	$181,613,394	$432,836,761
$2,876,671	$7,316,395	$27,530,095
$-	$-	$13,860,782
$3,059,218	$-	$-
$-	$-	$1

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Initial Class shares:
Net assets	$408,278,395	$195,980,151

Shares outstanding (a)	33,919,981	11,825,213

Net asset value, offering price and redemption price per share	$12.04	$16.57

Class II shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class shares:
Net assets	$49,072,445	$19,765,989

Shares outstanding (a)	4,145,971	1,253,588

Net asset value, offering price and redemption price per share	$11.84	$15.77

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$-	$203,380,384	$-

-	14,175,719	-

$-	$14.35	$-

$85,628,636	$-	$397,205,338

4,891,776	-	38,882,281

$17.50	$-	$10.22

$-	$22,753,045	$-

-	1,603,199	-

$-	$14.19	$-

$22,629,799	$-	$23,684,290

1,331,216	-	2,341,924

$17.00	$-	$10.11

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Investment income (Note 2):
Dividends (a)	$1,409,611	$7,044,806
Interest	4,708	97,209
Securities lending net income	-	-

Total investment income	1,414,319	7,142,015

Expenses (Note 3):
Investment advisory fees	1,451,990	1,871,043
Custody fees	26,842	30,299
Audit fees	18,227	17,949
Legal fees	1,455	2,049
Proxy fees	488	488
Shareholder reporting fees	21,974	27,518
Trustees’ fees	9,567	13,059

	1,530,543	1,962,405
Administration fees:
Class I	-	-
Class II	-	-
Service Class I	-	-
Service fees:
Service Class	108,365	105,109
Service Class I	-	-

Total expenses	1,638,908	2,067,514
Expenses waived:
Initial Class advisory fees waived	-	(62,324)
Class II advisory fees waived	-	-
Service Class advisory fees waived	-	(12,615)
Service Class I advisory fees waived	-	-

Net expenses:	1,638,908	1,992,575

Net investment income (loss)	(224,589)	5,149,440

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	34,528,429	24,399,785
Futures contracts	-	-
Foreign currency transactions	(56)	5,169

Net realized gain (loss)	34,528,373	24,404,954

Net change in unrealized appreciation (depreciation) on:
Investment transactions	9,338,267	(31,179,041)
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	21	(3,466)

Net change in unrealized appreciation (depreciation)	9,338,288	(31,182,507)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	43,866,661	(6,777,553)

Net increase (decrease) in net assets resulting from operations	$43,642,072	$(1,628,113)

(a) Net of foreign withholding tax of:	$2,083	$68,608
* Net increase (decrease) in accrued foreign capital gains tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$6,975,539	$651,197	$7,054,515	$771,588	$2,814,604
20,167	3,638	24,292	1,431	15,148
-	-	82,240	-	-

6,995,706	654,835	7,161,047	773,019	2,829,752

338,916	222,176	1,643,332	369,162	671,271
25,366	6,318	95,337	5,124	8,376
18,351	17,789	20,941	17,811	17,846
2,857	268	1,546	583	897
488	488	488	487	487
39,002	5,103	22,426	7,963	12,930
18,258	1,730	9,894	3,420	5,917

443,238	253,872	1,793,964	404,550	717,724

97,283	-	-	-	-
128,552	40,098	-	83,651	157,397
70,630	7,511	-	5,662	10,421

-	-	13,867	-	-
58,859	12,518	-	9,438	17,368

798,562	313,999	1,807,831	503,301	902,910

-	-	-	-	-
-	(31,448)	-	-	(20,984)
-	-	-	-	-
-	(5,890)	-	-	(1,391)

798,562	276,661	1,807,831	503,301	880,535

6,197,144	378,174	5,353,216	269,718	1,949,217

30,847,762	2,330,392	12,696,970	11,843,787	8,929,258
356,039	-	-	-	-
-	(975)	(68,165)	(290)	682

31,203,801	2,329,417	12,628,805	11,843,497	8,929,940

(18,330,276)	(910,258)	(31,113,970)*	(1,393,295)	(13,190,662)
(218,356)	-	-	-	-
-	78	(5,965)	-	(2,065)

(18,548,632)	(910,180)	(31,119,935)	(1,393,295)	(13,192,727)

12,655,169	1,419,237	(18,491,130)	10,450,202	(4,262,787)

$18,852,313	$1,797,411	$(13,137,914)	$10,719,920	$(2,313,570)

$-	$3,894	$764,876	$-	$49,012
$-	$-	$76,030	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Investment income (Note 2):
Dividends (a)	$3,112,884	$1,121,980
Interest	6,398	7,045
Securities lending net income	10,066	-
Non cash income	-	-

Total investment income	3,129,348	1,129,025

Expenses (Note 3):
Investment advisory fees	704,233	353,523
Custody fees	44,465	9,747
Audit fees	21,788	17,814
Legal fees	966	542
Proxy fees	488	488
Shareholder reporting fees	14,941	9,873
Trustees’ fees	6,161	3,562

	793,042	395,549
Administration fees:
Class I	151,083	-
Class II	13,154	-
Service Class I	11,821	-
Service fees:
Service Class	-	40,346
Service Class I	19,702	-

Total expenses	988,802	435,895
Expenses waived:
Class II fees reimbursed by adviser	-	-
Service Class I fees reimbursed by adviser	-	-

Net expenses:	988,802	435,895

Net investment income (loss)	2,140,546	693,130

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	8,256,515	8,700,786
Written options	-	-
Foreign currency transactions	(22,583)	465
Forward contracts	-	-

Net realized gain (loss)	8,233,932	8,701,251

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(14,759,110)*	(7,473,835)
Written options	-	-
Translation of assets and liabilities in foreign currencies	(5,373)	134
Forward contracts	-	-

Net change in unrealized appreciation (depreciation)	(14,764,483)	(7,473,701)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(6,530,551)	1,227,550

Net increase (decrease) in net assets resulting from operations	$(4,390,005)	$1,920,680

(a) Net of foreign withholding tax of:	$231,769	$15,319
* Net increase (decrease) in accrued foreign capital gains tax of:	$15,533	$-

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$3,751,501	$4,029,632	$689,567	$1,699,698	$1,799,111
15,100	17,749	4,261	14,952	151,744
-	46,099	-	-	30,273
-	-	77,026	-	-

3,766,601	4,093,480	770,854	1,714,650	1,981,128

962,690	733,415	359,214	666,384	1,818,188
26,194	84,988	6,554	77,163	26,368
18,197	26,026	17,804	17,829	18,259
1,193	716	466	735	1,831
488	488	488	488	488
16,742	10,654	7,420	10,500	25,167
7,714	4,723	2,911	4,690	11,945

1,033,218	861,010	394,857	777,789	1,902,246

-	-	-	-	-
-	134,023	-	-	-
-	3,493	-	-	-

34,024	-	10,821	40,548	116,373
-	5,821	-	-	-

1,067,242	1,004,347	405,678	818,337	2,018,619

-	(79,630)	-	-	-
-	(2,127)	-	-	-

1,067,242	922,590	405,678	818,337	2,018,619

2,699,359	3,170,890	365,176	896,313	(37,491)

4,919,006	10,059,735	7,345,028	4,466,502	37,838,177
-	-	-	(6,847,083)	-
(269)	(38,542)	-	-	1,234
-	19,788	-	-	-

4,918,737	10,040,981	7,345,028	(2,380,581)	37,839,411

(14,533,729)	(26,796,126)*	(3,591,367)	(1,400,298)	(14,612,693)
-	-	-	2,075,244	-
71	(14,921)	-	(728)	(133)
-	108,960	-	-	-

(14,533,658)	(26,702,087)	(3,591,367)	674,218	(14,612,826)

(9,614,921)	(16,661,106)	3,753,661	(1,706,363)	23,226,585

$(6,915,562)	$(13,490,216)	$4,118,837	$(810,050)	$23,189,094

$23,162	$485,441	$31,796	$-	$11,568
$-	$50,430	$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Investment income (Note 2):
Dividends (a)	$5,138,164	$888,270
Interest (b)	38,049	8,675
Securities lending net income	-	98,427

Total investment income	5,176,213	995,372

Expenses (Note 3):
Investment advisory fees	1,956,134	1,111,561
Custody fees	33,808	14,645
Audit fees	18,261	19,149
Legal fees	1,879	834
Proxy fees	487	488
Shareholder reporting fees	25,449	12,173
Trustees’ fees	12,179	5,414

	2,048,197	1,164,264
Administration fees:
Class II	-	-
Service Class I	-	-
Service fees:
Service Class	60,941	21,975
Service Class I	-	-

Total expenses	2,109,138	1,186,239
Expenses waived:
Class II fees reimbursed by adviser	-	-
Service Class I fees reimbursed by adviser	-	-
Initial Class advisory fees waived	-	(19,682)
Class II advisory fees waived	-	-
Service Class advisory fees waived	-	(1,761)
Service Class I advisory fees waived	-	-

Net expenses:	2,109,138	1,164,796

Net investment income (loss)	3,067,075	(169,424)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	21,317,998	20,212,157
Futures contracts	-	-
Foreign currency transactions	(4,591)	151
Forward contracts	118,343	-

Net realized gain (loss)	21,431,750	20,212,308

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(28,673,291)	1,764,190
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	(737)	-
Forward contracts	263,423	-

Net change in unrealized appreciation (depreciation)	(28,410,605)	1,764,190

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(6,978,855)	21,976,498

Net increase (decrease) in net assets resulting from operations	$(3,911,780)	$21,807,074

(a) Net of foreign withholding tax of:	$46,931	$4,241
(b) Net of foreign withholding tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$665,797	$1,672,728	$-
4,741	9,178	6,215,065
5,035	-	-

675,573	1,681,906	6,215,065

426,205	840,568	845,243
10,445	10,403	48,954
18,124	17,845	25,166
417	881	1,705
488	488	488
6,595	12,657	25,265
2,694	5,717	10,857

464,968	888,559	957,678

64,284	-	300,138
15,630	-	16,829

-	27,662	-
26,050	-	28,048

570,932	916,221	1,302,693

-	-	(6,412)
-	-	(368)
-	-	-
(21,424)	-	-
-	-	-
(5,214)	-	-

544,294	916,221	1,295,913

131,279	765,685	4,919,152

7,766,762	12,665,435	(4,363,022)
-	-	(1,004,434)
-	-	48,347
-	-	(775,032)

7,766,762	12,665,435	(6,094,141)

(4,139,754)	(7,607,952)	(5,621,771)
-	-	252,085
-	-	-
-	-	309,993

(4,139,754)	(7,607,952)	(5,059,693)

3,627,008	5,057,483	(11,153,834)

$3,758,287	$5,823,168	$(6,234,682)

$1,170	$4,754	$-
$-	$-	$(190)

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blue Chip Growth Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(224,589)	$(139,233)
Net realized gain (loss)	34,528,373	72,878,500
Net change in unrealized appreciation (depreciation)	9,338,288	42,058,422

Net increase (decrease) in net assets resulting from operations	43,642,072	114,797,689

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(32,493)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	-	-
Service Class I	-	-

Total distributions from net investment income	-	(32,493)

From net realized gains:
Initial Class	-	(25,580,003)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	-	(5,770,103)
Service Class I	-	-

Total distributions from net realized gains	-	(31,350,106)

Net fund share transactions (Note 5):
Initial Class	(46,314,623)	(102,659,338)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	10,976,933	17,290,881
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(35,337,690)	(85,368,457)

Total increase (decrease) in net assets	8,304,382	(1,953,367)
Net assets
Beginning of period	378,145,464	380,098,831

End of period	$386,449,846	$378,145,464

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(280,302)	$(55,713)

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund		MML Equity Index Fund
Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

$5,149,440	$9,468,368	$6,197,144	$12,249,288
24,404,954	49,566,468	31,203,801	25,743,864
(31,182,507)	17,116,051	(18,548,632)	96,421,876

(1,628,113)	76,150,887	18,852,313	134,415,028

-	(9,221,700)	-	-
-	-	-	(624,117)
-	-	-	(2,272,325)
-	-	-	(5,304,119)
-	(1,575,413)	-	-
-	-	-	(395,720)

-	(10,797,113)	-	(8,596,281)

-	(27,939,287)	-	-
-	-	-	(1,703,715)
-	-	-	(5,142,562)
-	-	-	(10,821,040)
-	(5,273,575)	-	-
-	-	-	(1,247,272)

-	(33,212,862)	-	(18,914,589)

(25,563,054)	304,296	-	-
-	-	(4,311,241)	(10,341,658)
-	-	(19,278,865)	(18,748,239)
-	-	(29,075,068)	100,677,105
(2,146,340)	3,404,774	-	-
-	-	(2,831,011)	(464,084)

(27,709,394)	3,709,070	(55,496,185)	71,123,124

(29,337,507)	35,849,982	(36,643,872)	178,027,282

526,800,563	490,950,581	742,001,837	563,974,555

$497,463,056	$526,800,563	$705,357,965	$742,001,837

$14,625,301	$9,475,861	$18,727,373	$12,530,229

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Focused Equity Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$378,174	$1,683,292
Net realized gain (loss)	2,329,417	35,907,288
Net change in unrealized appreciation (depreciation)	(910,180)	(19,195,108)

Net increase (decrease) in net assets resulting from operations	1,797,411	18,395,472

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	-	(1,400,996)
Service Class	-	-
Service Class I	-	(222,205)

Total distributions from net investment income	-	(1,623,201)

From net realized gains:
Class II	-	(10,927,302)
Service Class I	-	(1,679,164)

Total distributions from net realized gains	-	(12,606,466)

Net fund share transactions (Note 5):
Initial Class	-	-
Class II	(5,297,579)	(76,022,756)
Service Class	-	-
Service Class I	380,015	3,401,694

Increase (decrease) in net assets from fund share transactions	(4,917,564)	(72,621,062)

Total increase (decrease) in net assets	(3,120,153)	(68,455,257)
Net assets
Beginning of period	67,362,875	135,818,132

End of period	$64,242,722	$67,362,875

Accumulated undistributed (distributions in excess of) net investment income at end of period	$2,048,721	$1,670,547

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund		MML Fundamental Growth Fund
Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

$5,353,216	$6,873,114	$269,718	$1,243,943
12,628,805	4,425,136	11,843,497	31,281,201
(31,119,935)	63,838,925	(1,393,295)	4,712,494

(13,137,914)	75,137,175	10,719,920	37,237,638

-	(7,849,280)	-	-
-	-	-	(1,314,332)
-	(200,743)	-	-
-	-	-	(55,714)

-	(8,050,023)	-	(1,370,046)

-	-	-	(13,651,844)
-	-	-	(599,932)

-	-	-	(14,251,776)

(38,353,890)	(31,216,352)	-	-
-	-	(28,328,309)	(65,501,533)
(446,154)	(637,618)	-	-
-	-	1,271,007	1,980,177

(38,800,044)	(31,853,970)	(27,057,302)	(63,521,356)

(51,937,958)	35,233,182	(16,337,382)	(41,905,540)

394,300,715	359,067,533	127,540,737	169,446,277

$342,362,757	$394,300,715	$111,203,355	$127,540,737

$11,501,488	$6,148,272	$1,493,882	$1,224,164

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Fundamental Value Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,949,217	$3,712,430
Net realized gain (loss)	8,929,940	19,464,426
Net change in unrealized appreciation (depreciation)	(13,192,727)	9,100,650

Net increase (decrease) in net assets resulting from operations	(2,313,570)	32,277,506

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class I	-	-
Class II	-	(4,019,511)
Service Class	-	-
Service Class I	-	(204,734)

Total distributions from net investment income	-	(4,224,245)

From net realized gains:
Class I	-	-
Class II	-	(15,175,978)
Service Class I	-	(825,157)

Total distributions from net realized gains	-	(16,001,135)

Net fund share transactions (Note 5):
Initial Class	-	-
Class I	-	-
Class II	(21,304,793)	(9,424,599)
Service Class	-	-
Service Class I	1,316,697	3,346,211

Increase (decrease) in net assets from fund share transactions	(19,988,096)	(6,078,388)

Total increase (decrease) in net assets	(22,301,666)	5,973,738
Net assets
Beginning of period	239,094,360	233,120,622

End of period	$216,792,694	$239,094,360

Accumulated undistributed (distributions in excess of) net investment income at end of period	$5,639,486	$3,690,269

The accompanying notes are an integral part of the financial statements.

MML Global Fund		MML Growth & Income Fund
Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

$2,140,546	$2,650,161	$693,130	$1,305,226
8,233,932	28,855,545	8,701,251	9,536,242
(14,764,483)	21,870,966	(7,473,701)	17,668,759

(4,390,005)	53,376,672	1,920,680	28,510,227

-	-	-	(991,174)
-	(2,418,638)	-	-
-	(206,465)	-	-
-	-	-	(208,011)
-	(158,628)	-	-

-	(2,783,731)	-	(1,199,185)

-	(15,725,213)	-	-
-	(1,314,771)	-	-
-	(1,168,589)	-	-

-	(18,208,573)	-	-

-	-	(6,977,938)	(12,980,668)
(240,681)	(40,436,076)	-	-
(686,521)	175,037	-	-
-	-	3,285,511	2,055,683
(197,398)	2,159,339	-	-

(1,124,600)	(38,101,700)	(3,692,427)	(10,924,985)

(5,514,605)	(5,717,332)	(1,771,747)	16,386,057

240,866,239	246,583,571	142,440,390	126,054,333

$235,351,634	$240,866,239	$140,668,643	$142,440,390

$4,743,232	$2,602,686	$1,969,861	$1,276,731

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Income & Growth Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,699,359	$5,273,219
Net realized gain (loss)	4,918,737	69,871,476
Net change in unrealized appreciation (depreciation)	(14,533,658)	(27,080,685)

Net increase (decrease) in net assets resulting from operations	(6,915,562)	48,064,010

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(4,623,698)
Class II	-	-
Service Class	-	(355,159)
Service Class I	-	-

Total distributions from net investment income	-	(4,978,857)

From net realized gains:
Initial Class	-	(19,214,600)
Service Class	-	(1,661,119)

Total distributions from net realized gains	-	(20,875,719)

Net fund share transactions (Note 5):
Initial Class	(13,093,287)	11,012,736
Class II	-	-
Service Class	251,891	5,271,619
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(12,841,396)	16,284,355

Total increase (decrease) in net assets	(19,756,958)	38,493,789
Net assets
Beginning of period	316,993,510	278,499,721

End of period	$297,236,552	$316,993,510

Accumulated undistributed (distributions in excess of) net investment income at end of period	$7,946,495	$5,247,136

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund		MML Large Cap Growth Fund
Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

$3,170,890	$2,864,574	$365,176	$634,474
10,040,981	16,175,645	7,345,028	7,311,742
(26,702,087)	26,887,343	(3,591,367)	24,299,190

(13,490,216)	45,927,562	4,118,837	32,245,406

-	-	-	(391,609)
-	(2,875,413)	-	-
-	-	-	(12,785)
-	(37,585)	-	-

-	(2,912,998)	-	(404,394)

-	-	-	(26,160,819)
-	-	-	(1,411,660)

-	-	-	(27,572,479)

-	-	(15,036,809)	(607,361)
(3,849,940)	(6,097,450)	-	-
-	-	2,468,891	3,918,089
1,358,905	2,479,792	-	-

(2,491,035)	(3,617,658)	(12,567,918)	3,310,728

(15,981,251)	39,396,906	(8,449,081)	7,579,261

191,212,981	151,816,075	114,499,108	106,919,847

$175,231,730	$191,212,981	$106,050,027	$114,499,108

$5,848,113	$2,677,223	$974,167	$608,991

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Managed Volatility Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$896,313	$2,004,379
Net realized gain (loss)	(2,380,581)	(9,260,695)
Net change in unrealized appreciation (depreciation)	674,218	23,195,016

Net increase (decrease) in net assets resulting from operations	(810,050)	15,938,700

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(1,918,611)
Service Class	-	(348,002)

Total distributions from net investment income	-	(2,266,613)

From net realized gains:
Initial Class	-	-
Service Class	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Initial Class	(8,168,089)	(12,023,577)
Service Class	(1,529,226)	(1,319,141)

Increase (decrease) in net assets from fund share transactions	(9,697,315)	(13,342,718)

Total increase (decrease) in net assets	(10,507,365)	329,369
Net assets
Beginning of period	184,435,325	184,105,956

End of period	$173,927,960	$184,435,325

Accumulated undistributed (distributions in excess of) net investment income at end of period	$2,929,809	$2,033,496

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund		MML Mid Cap Value Fund
Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

$(37,491)	$(568,188)	$3,067,075	$7,888,283
37,839,411	60,271,297	21,431,750	46,993,648
(14,612,826)	40,371,696	(28,410,605)	(2,340,294)

23,189,094	100,074,805	(3,911,780)	52,541,637

-	(130,181)	-	(6,665,180)
-	-	-	(656,987)

-	(130,181)	-	(7,322,167)

-	(35,666,242)	-	(25,581,613)
-	(8,306,713)	-	(2,878,531)

-	(43,972,955)	-	(28,460,144)

(28,194,526)	(16,756,988)	(26,893,551)	(9,668,318)
152,260	10,616,432	(168,666)	4,039,848

(28,042,266)	(6,140,556)	(27,062,217)	(5,628,470)

(4,853,172)	49,831,113	(30,973,997)	11,130,856

473,811,668	423,980,555	488,324,837	477,193,981

$468,958,496	$473,811,668	$457,350,840	$488,324,837

$(313,094)	$(275,603)	$10,293,519	$7,226,444

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small Cap Growth Equity Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(169,424)	$(467,078)
Net realized gain (loss)	20,212,308	23,785,277
Net change in unrealized appreciation (depreciation)	1,764,190	19,597,542

Net increase (decrease) in net assets resulting from operations	21,807,074	42,915,741

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	-	-
Service Class	-	-
Service Class I	-	-

Total distributions from net investment income	-	-

From net realized gains:
Initial Class	-	(7,444,016)
Class II	-	-
Service Class	-	(591,748)
Service Class I	-	-

Total distributions from net realized gains	-	(8,035,764)

Net fund share transactions (Note 5):
Initial Class	(22,501,820)	(25,383,985)
Class II	-	-
Service Class	1,912,883	818,278
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(20,588,937)	(24,565,707)

Total increase (decrease) in net assets	1,218,137	10,314,270
Net assets
Beginning of period	214,528,003	204,213,733

End of period	$215,746,140	$214,528,003

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(217,738)	$(48,314)

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund		MML Small/Mid Cap Value Fund
Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

$131,279	$271,244	$765,685	$1,004,789
7,766,762	6,262,328	12,665,435	23,444,864
(4,139,754)	5,180,820	(7,607,952)	3,802,915

3,758,287	11,714,392	5,823,168	28,252,568

-	-	-	(1,001,313)
-	(490,843)	-	-
-	-	-	(60,317)
-	(83,665)	-	-

-	(574,508)	-	(1,061,630)

-	-	-	(12,126,596)
-	(9,766,024)	-	-
-	-	-	(1,233,402)
-	(2,055,613)	-	-

-	(11,821,637)	-	(13,359,998)

-	-	(11,929,409)	(14,368,459)
(6,659,215)	1,080,128	-	-
-	-	(177,094)	1,541,770
1,232,738	5,333,990	-	-

(5,426,477)	6,414,118	(12,106,503)	(12,826,689)

(1,668,190)	5,732,365	(6,283,335)	1,004,251

109,926,625	104,194,260	232,416,764	231,412,513

$108,258,435	$109,926,625	$226,133,429	$232,416,764

$420,260	$288,981	$1,716,906	$951,221

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Total Return Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,919,152	$7,785,921
Net realized gain (loss)	(6,094,141)	(524,588)
Net change in unrealized appreciation (depreciation)	(5,059,693)	5,278,805

Net increase (decrease) in net assets resulting from operations	(6,234,682)	12,540,138

Distributions to shareholders (Note 2):
From net investment income:
Class II	-	(8,304,200)
Service Class I	-	(372,986)

Total distributions from net investment income	-	(8,677,186)

Net fund share transactions (Note 5):
Class II	(5,090,179)	11,225,248
Service Class I	2,156,921	2,614,895

Increase (decrease) in net assets from fund share transactions	(2,933,258)	13,840,143

Total increase (decrease) in net assets	(9,167,940)	17,703,095
Net assets
Beginning of period	430,057,568	412,354,473

End of period	$420,889,628	$430,057,568

Accumulated undistributed (distributions in excess of) net investment income at end of period	$12,464,674	$7,545,522

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$17.41	$(0.01)	$2.05	$2.04	$-	$-	$-	$19.45	11.72%	[b]	$289,335	0.79%	[a]	(0.06%	)[a]
12/31/17	13.98	0.00 [d]	4.93	4.93	(0.00)[d]	(1.50)	(1.50)	17.41	36.22%		301,054	0.80%		0.00%	[e]
12/31/16	15.79	0.00 [d]	0.13	0.13	-	(1.94)	(1.94)	13.98	0.91%		332,688	0.79%		0.03%
12/31/15	17.09	(0.01)	1.70	1.69	-	(2.99)	(2.99)	15.79	11.10%		388,654	0.79%		(0.06%	)
12/31/14	17.35	(0.01)	1.55	1.54	-	(1.80)	(1.80)	17.09	9.13%		390,322	0.79%		(0.09%	)
12/31/13	13.50	(0.00)[d]	5.28	5.28	(0.04)	(1.39)	(1.43)	17.35	41.33%		429,689	0.79%		(0.01%	)
Service Class
6/30/18[r]	$16.88	$(0.03)	$1.99	$1.96	$-	$-	$-	$18.84	11.61%	[b]	$97,115	1.04%	[a]	(0.31%	)[a]
12/31/17	13.62	(0.04)	4.80	4.76	-	(1.50)	(1.50)	16.88	35.89%		77,091	1.05%		(0.25%	)
12/31/16	15.47	(0.03)	0.12	0.09	-	(1.94)	(1.94)	13.62	0.65%		47,411	1.04%		(0.22%	)
12/31/15	16.85	(0.05)	1.66	1.61	-	(2.99)	(2.99)	15.47	10.76%		42,486	1.04%		(0.31%	)
12/31/14	17.17	(0.06)	1.54	1.48	-	(1.80)	(1.80)	16.85	8.87%		31,721	1.04%		(0.34%	)
12/31/13	13.38	(0.04)	5.23	5.19	(0.01)	(1.39)	(1.40)	17.17	41.00%		23,273	1.04%		(0.26%	)

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	12%	25%	29%	31%	30%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$12.50	$0.13	$(0.19)	$(0.06)	$-	$-	$-	$12.44	(0.48%	)[b]	$413,853	0.79%	[a]	0.76%[a]	2.10%	[a]
12/31/17	11.78	0.23	1.58	1.81	(0.27)	(0.82)	(1.09)	12.50	16.33%		440,607	0.79%		0.76%	1.93%
12/31/16	11.29	0.27	1.73	2.00	(0.25)	(1.26)	(1.51)	11.78	18.68%		413,304	0.79%		0.77%	2.33%
12/31/15	13.93	0.25	(1.28)	(1.03)	(0.26)	(1.35)	(1.61)	11.29	(6.88%	)	409,298	0.78%		N/A	1.96%
12/31/14	13.47	0.25	0.76	1.01	(0.24)	(0.31)	(0.55)	13.93	7.54%		472,989	0.78%		N/A	1.84%
12/31/13	10.57	0.20	2.93	3.13	(0.23)	-	(0.23)	13.47	29.93%		556,649	0.78%		N/A	1.64%
Service Class
6/30/18[r]	$12.37	$0.11	$(0.18)	$(0.07)	$-	$-	$-	$12.30	(0.57%	)[b]	$83,610	1.04%	[a]	1.01%[a]	1.86%	[a]
12/31/17	11.68	0.20	1.56	1.76	(0.25)	(0.82)	(1.07)	12.37	15.97%		86,193	1.04%		1.01%	1.68%
12/31/16	11.20	0.24	1.72	1.96	(0.22)	(1.26)	(1.48)	11.68	18.46%		77,647	1.04%		1.02%	2.10%
12/31/15	13.83	0.22	(1.27)	(1.05)	(0.23)	(1.35)	(1.58)	11.20	(7.10%	)	63,263	1.03%		N/A	1.72%
12/31/14	13.39	0.22	0.74	0.96	(0.21)	(0.31)	(0.52)	13.83	7.23%		63,751	1.03%		N/A	1.58%
12/31/13	10.52	0.17	2.91	3.08	(0.21)	-	(0.21)	13.39	29.55%		54,576	1.03%		N/A	1.39%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	11%	25%	22%	39%	9%	15%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Index Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
6/30/18[r]	$31.01	$0.24	$0.51	$0.75	$-	$-	$-	$31.76	2.42%	[b]	$63,659	0.42%	[a]	N/A	1.51%	[a]
12/31/17	26.53	0.45	5.11	5.56	(0.29)	(0.79)	(1.08)	31.01	21.34%		66,374	0.43%		N/A	1.57%
12/31/16	24.76	0.44	2.37	2.81	(0.43)	(0.61)	(1.04)	26.53	11.48%		66,343	0.43%		N/A	1.76%
12/31/15	25.52	0.42	(0.23)	0.19	(0.38)	(0.57)	(0.95)	24.76	0.95%		74,631	0.43%		N/A	1.67%
12/31/14	23.14	0.38	2.65	3.03	(0.33)	(0.32)	(0.65)	25.52	13.17%		84,445	0.44%		N/A	1.58%
12/31/13	17.89	0.34	5.30	5.64	(0.33)	(0.06)	(0.39)	23.14	31.84%		92,853	0.44%		0.44%[l]	1.65%
Class II
6/30/18[r]	$31.01	$0.26	$0.52	$0.78	$-	$-	$-	$31.79	2.52%	[b]	$172,116	0.27%	[a]	N/A	1.66%	[a]
12/31/17	26.55	0.50	5.10	5.60	(0.35)	(0.79)	(1.14)	31.01	21.50%		186,674	0.28%		N/A	1.72%
12/31/16	24.80	0.48	2.36	2.84	(0.48)	(0.61)	(1.09)	26.55	11.62%		175,525	0.28%		N/A	1.91%
12/31/15	25.56	0.47	(0.23)	0.24	(0.43)	(0.57)	(1.00)	24.80	1.17%		164,515	0.30%		0.28%	1.83%
12/31/14	23.19	0.42	2.65	3.07	(0.38)	(0.32)	(0.70)	25.56	13.35%		154,210	0.33%		0.28%	1.74%
12/31/13	17.93	0.37	5.31	5.68	(0.36)	(0.06)	(0.42)	23.19	32.02%		141,468	0.33%		0.28%	1.81%
Class III
6/30/18[r]	$30.97	$0.28	$0.52	$0.80	$-	$-	$-	$31.77	2.58%	[b]	$422,567	0.12%	[a]	N/A	1.81%	[a]
12/31/17	26.51	0.54	5.10	5.64	(0.39)	(0.79)	(1.18)	30.97	21.69%		440,242	0.13%		N/A	1.87%
12/31/16	24.78	0.52	2.34	2.86	(0.52)	(0.61)	(1.13)	26.51	11.69%		279,941	0.13%		N/A	2.05%
12/31/15	25.54	0.50	(0.22)	0.28	(0.47)	(0.57)	(1.04)	24.78	1.32%		172,992	0.15%		0.13%	1.97%
12/31/14	23.16	0.46	2.65	3.11	(0.41)	(0.32)	(0.73)	25.54	13.54%		173,459	0.19%		0.14%	1.88%
12/31/13	17.91	0.40	5.29	5.69	(0.38)	(0.06)	(0.44)	23.16	32.17%		155,356	0.19%		0.14%	1.95%
Service Class I
6/30/18[r]	$30.13	$0.19	$0.51	$0.70	$-	$-	$-	$30.83	2.32%	[b]	$47,016	0.67%	[a]	N/A	1.26%	[a]
12/31/17	25.84	0.37	4.96	5.33	(0.25)	(0.79)	(1.04)	30.13	21.01%		48,712	0.68%		N/A	1.32%
12/31/16	24.16	0.37	2.31	2.68	(0.39)	(0.61)	(1.00)	25.84	11.24%		42,165	0.68%		N/A	1.51%
12/31/15	24.98	0.35	(0.23)	0.12	(0.37)	(0.57)	(0.94)	24.16	0.70%		38,691	0.68%		N/A	1.43%
12/31/14	22.72	0.32	2.59	2.91	(0.33)	(0.32)	(0.65)	24.98	12.92%		32,075	0.69%		N/A	1.34%
12/31/13	17.62	0.29	5.20	5.49	(0.33)	(0.06)	(0.39)	22.72	31.49%		21,443	0.69%		0.69%[l]	1.40%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	1%	7%	8%	4%	3%	4%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Focused Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gain	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/18[r]	$12.69	$0.08	$0.27	$0.35	$-	$-	$-	$13.04	2.76%	[b]	$53,605	0.95%	[a]	0.83%	[a]	1.23%	[a]
12/31/17	13.20	0.27	2.35	2.62	(0.36)	(2.77)	(3.13)	12.69	21.99%		57,382	0.94%		N/A		2.00%
12/31/16	12.15	0.13	1.96	2.09	(0.20)	(0.84)	(1.04)	13.20	17.96%		128,990	0.90%		N/A		1.11%
12/31/15	15.97	0.21	(1.71)	(1.50)	(0.28)	(2.04)	(2.32)	12.15	(8.93%	)	147,436	0.90%		N/A		1.43%
12/31/14	15.64	0.29	1.59	1.88	(0.06)	(1.49)	(1.55)	15.97	12.24%		160,206	0.90%		N/A		1.86%
12/31/13	11.49	0.05	4.29	4.34	-	(0.19)	(0.19)	15.64	38.05%		166,655	0.90%		0.90%[l]		0.40%
Service Class I
6/30/18[r]	$12.52	$0.06	$0.27	$0.33	$-	$-	$-	$12.85	2.64%	[b]	$10,638	1.20%	[a]	1.08%	[a]	0.99%	[a]
12/31/17	13.11	0.18	2.37	2.55	(0.37)	(2.77)	(3.14)	12.52	21.61%		9,981	1.19%		N/A		1.39%
12/31/16	12.06	0.10	1.95	2.05	(0.16)	(0.84)	(1.00)	13.11	17.74%		6,829	1.15%		N/A		0.87%
12/31/15	15.87	0.17	(1.69)	(1.52)	(0.25)	(2.04)	(2.29)	12.06	(9.16%	)	7,023	1.15%		N/A		1.20%
12/31/14	15.58	0.22	1.61	1.83	(0.05)	(1.49)	(1.54)	15.87	11.97%		7,289	1.15%		N/A		1.39%
12/31/13	11.48	0.02	4.27	4.29	-	(0.19)	(0.19)	15.58	37.64%		4,960	1.15%		1.15%[k]		0.18%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	32%	108%	37%	52%	35%	28%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Foreign Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$11.25	$0.16	$(0.59)	$(0.43)	$-	$-	$10.82	(3.82%	)[b]	$331,756	0.97%	[a]	2.91%	[a]
12/31/17	9.44	0.19	1.85	2.04	(0.23)	(0.23)	11.25	21.73%		382,813	0.97%		1.79%
12/31/16	9.49	0.20	(0.07)	0.13	(0.18)	(0.18)	9.44	1.44%		348,836	0.97%		2.22%
12/31/15	10.22	0.20	(0.63)	(0.43)	(0.30)	(0.30)	9.49	(4.26%	)	347,072	0.97%		1.89%
12/31/14	11.22	0.34	(1.09)	(0.75)	(0.25)	(0.25)	10.22	(6.97%	)	328,045	0.97%		3.09%
12/31/13	9.47	0.20	1.75	1.95	(0.20)	(0.20)	11.22	20.80%		412,363	0.97%		2.00%
Service Class
6/30/18[r]	$11.18	$0.15	$(0.59)	$(0.44)	$-	$-	$10.74	(3.94%	)[b]	$10,607	1.22%	[a]	2.69%	[a]
12/31/17	9.38	0.16	1.84	2.00	(0.20)	(0.20)	11.18	21.45%		11,488	1.22%		1.53%
12/31/16	9.43	0.18	(0.07)	0.11	(0.16)	(0.16)	9.38	1.18%		10,231	1.22%		2.02%
12/31/15	10.16	0.17	(0.62)	(0.45)	(0.28)	(0.28)	9.43	(4.51%	)	11,396	1.22%		1.59%
12/31/14	11.16	0.30	(1.07)	(0.77)	(0.23)	(0.23)	10.16	(7.07%	)	11,089	1.22%		2.72%
12/31/13	9.43	0.17	1.74	1.91	(0.18)	(0.18)	11.16	20.42%		8,350	1.22%		1.71%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	7%	15%	19%	12%	13%[t]	20%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
t	The portfolio turnover rate was not impacted as a result of the cash merger.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/18[r]	$12.94	$0.03	$1.11	$1.14	$-	$-	$-	$14.08	8.81%	[b]	$102,439	0.83%	[a]	0.83%	[a,l]	0.47%	[a]
12/31/17	11.42	0.11	2.92	3.03	(0.13)	(1.38)	(1.51)	12.94	27.67%		120,666	0.84%		0.84%	[l]	0.84%
12/31/16	12.53	0.09	0.36	0.45	(0.08)	(1.48)	(1.56)	11.42	3.73%		165,183	0.83%		0.83%	[l]	0.79%
12/31/15	14.89	0.09	0.64	0.73	(0.13)	(2.96)	(3.09)	12.53	6.22%		183,094	0.84%		0.84%	[l]	0.63%
12/31/14	14.46	0.12	1.44	1.56	(0.11)	(1.02)	(1.13)	14.89	11.06%		207,086	0.86%		0.85%		0.81%
12/31/13	10.94	0.09	3.44	3.53	-	(0.01)	(0.01)	14.46	32.29%		236,837	0.86%		0.85%		0.72%
Service Class I
6/30/18[r]	$12.74	$0.01	$1.09	$1.10	$-	$-	$-	$13.84	8.63%	[b]	$8,765	1.08%	[a]	1.08%	[a,l]	0.22%	[a]
12/31/17	11.29	0.07	2.89	2.96	(0.13)	(1.38)	(1.51)	12.74	27.32%		6,875	1.09%		1.09%	[l]	0.57%
12/31/16	12.41	0.06	0.37	0.43	(0.07)	(1.48)	(1.55)	11.29	3.54%		4,263	1.08%		1.08%	[l]	0.54%
12/31/15	14.80	0.05	0.63	0.68	(0.11)	(2.96)	(3.07)	12.41	5.91%		2,955	1.09%		1.09%	[l]	0.36%
12/31/14	14.40	0.09	1.43	1.52	(0.10)	(1.02)	(1.12)	14.80	10.81%		2,214	1.11%		1.10%		0.59%
12/31/13	10.92	0.06	3.43	3.49	-	(0.01)	(0.01)	14.40	31.98%		1,353	1.11%		1.10%		0.45%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	21%	40%	49%	44%	51%	61%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/18[r]	$15.42	$0.13	$(0.32)	$(0.19)	$-	$-	$-	$15.23	(1.23%	)[b]	$202,479	0.79%	[a]	0.77% [a]	1.76%	[a]
12/31/17	14.74	0.25	1.83	2.08	(0.29)	(1.11)	(1.40)	15.42	15.10%		225,883	0.80%		0.79%	1.65%
12/31/16	14.20	0.26	1.56	1.82	(0.21)	(1.07)	(1.28)	14.74	13.25%		223,801	0.79%		N/A	1.81%
12/31/15	16.20	0.23	(0.76)	(0.53)	(0.22)	(1.25)	(1.47)	14.20	(2.88%	)	217,109	0.79%		N/A	1.51%
12/31/14	15.46	0.23	1.47	1.70	(0.25)	(0.71)	(0.96)	16.20	11.19%		219,679	0.79%		N/A	1.47%
12/31/13	12.45	0.23	3.54	3.77	(0.25)	(0.51)	(0.76)	15.46	30.91%		233,724	0.79%		0.79%[l]	1.61%
Service Class I
6/30/18[r]	$15.20	$0.11	$(0.32)	$(0.21)	$-	$-	$-	$14.99	(1.38%	)[b]	$14,314	1.04%	[a]	1.02% [a]	1.53%	[a]
12/31/17	14.57	0.21	1.80	2.01	(0.27)	(1.11)	(1.38)	15.20	14.78%		13,212	1.05%		1.04%	1.39%
12/31/16	14.05	0.22	1.55	1.77	(0.18)	(1.07)	(1.25)	14.57	13.05%		9,319	1.04%		N/A	1.55%
12/31/15	16.07	0.19	(0.76)	(0.57)	(0.20)	(1.25)	(1.45)	14.05	(3.18%	)	7,757	1.04%		N/A	1.26%
12/31/14	15.37	0.19	1.47	1.66	(0.25)	(0.71)	(0.96)	16.07	10.98%		5,611	1.04%		N/A	1.21%
12/31/13	12.42	0.19	3.52	3.71	(0.25)	(0.51)	(0.76)	15.37	30.55%		2,650	1.04%		1.04%[l]	1.28%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	11%	18%	20%	19%	14%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Global Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
6/30/18[r]	$13.04	$0.12	$(0.37)	$(0.25)	$-	$-	$-	$12.79	(1.92%	)[b]	$202,825	0.83%	[a]	N/A	1.84%	[a]
12/31/17	11.54	0.14	2.56	2.70	(0.16)	(1.04)	(1.20)	13.04	24.16%		206,795	0.83%		N/A	1.10%
12/31/16	11.74	0.14	0.76	0.90	(0.14)	(0.96)	(1.10)	11.54	7.55%		218,698	0.82%		N/A	1.18%
12/31/15	12.61	0.14	(0.33)	(0.19)	(0.14)	(0.54)	(0.68)	11.74	(1.36%	)	224,808	0.86%		0.85%	1.13%
12/31/14	12.44	0.16	0.33	0.49	(0.11)	(0.21)	(0.32)	12.61	3.95%		210,395	0.95%		0.90%	1.29%
12/31/13	9.82	0.12	2.63	2.75	(0.13)	-	(0.13)	12.44	28.13%		149,796	0.96%		0.90%	1.10%
Class II
6/30/18[r]	$13.30	$0.12	$(0.38)	$(0.26)	$-	$-	$-	$13.04	(1.95%	)[b]	$17,061	0.83%	[a]	N/A	1.83%	[a]
12/31/17	11.74	0.14	2.62	2.76	(0.16)	(1.04)	(1.20)	13.30	24.30%		18,082	0.83%		N/A	1.09%
12/31/16	11.93	0.14	0.77	0.91	(0.14)	(0.96)	(1.10)	11.74	7.54%		15,757	0.82%		N/A	1.17%
12/31/15	12.81	0.15	(0.34)	(0.19)	(0.15)	(0.54)	(0.69)	11.93	(1.35%	)	15,876	0.83%		0.81%	1.13%
12/31/14	12.63	0.17	0.33	0.50	(0.11)	(0.21)	(0.32)	12.81	4.00%		17,481	0.85%		0.80%	1.35%
12/31/13	9.96	0.14	2.66	2.80	(0.13)	-	(0.13)	12.63	28.34%		18,681	0.86%		0.80%	1.21%
Service Class I
6/30/18[r]	$12.90	$0.10	$(0.37)	$(0.27)	$-	$-	$-	$12.63	(2.09%	)[b]	$15,465	1.08%	[a]	N/A	1.60%	[a]
12/31/17	11.43	0.11	2.54	2.65	(0.14)	(1.04)	(1.18)	12.90	23.95%		15,989	1.08%		N/A	0.84%
12/31/16	11.65	0.10	0.76	0.86	(0.12)	(0.96)	(1.08)	11.43	7.25%		12,129	1.07%		N/A	0.89%
12/31/15	12.52	0.10	(0.31)	(0.21)	(0.12)	(0.54)	(0.66)	11.65	(1.55%	)	10,646	1.11%		1.10%	0.84%
12/31/14	12.38	0.12	0.32	0.44	(0.09)	(0.21)	(0.30)	12.52	3.57%		9,220	1.20%		1.15%	1.00%
12/31/13	9.78	0.09	2.63	2.72	(0.12)	-	(0.12)	12.38	27.94%		6,657	1.21%		1.15%	0.82%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	11%	10%	15%	17%	12%	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Growth & Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$17.39	$0.09	$0.15	$0.24	$-	$-	$17.63	1.38%	[b]	$106,423	0.56%	[a]	1.03%	[a]
12/31/17	14.19	0.16	3.19	3.35	(0.15)	(0.15)	17.39	23.70%		111,830	0.56%		1.02%
12/31/16	13.18	0.15	1.00	1.15	(0.14)	(0.14)	14.19	8.77%		102,858	0.56%		1.10%
12/31/15	13.28	0.14	(0.08)	0.06	(0.16)	(0.16)	13.18	0.49%		106,578	0.56%		1.01%
12/31/14	12.08	0.14	1.20	1.34	(0.14)	(0.14)	13.28	11.19%		121,667	0.56%		1.16%
12/31/13	9.24	0.13	2.85	2.98	(0.14)	(0.14)	12.08	32.53%		129,107	0.57%		1.22%
Service Class
6/30/18[r]	$17.27	$0.07	$0.14	$0.21	$-	$-	$17.48	1.22%	[b]	$34,245	0.81%	[a]	0.80%	[a]
12/31/17	14.10	0.12	3.17	3.29	(0.12)	(0.12)	17.27	23.41%		30,610	0.81%		0.77%
12/31/16	13.10	0.11	1.00	1.11	(0.11)	(0.11)	14.10	8.50%		23,197	0.81%		0.85%
12/31/15	13.21	0.10	(0.08)	0.02	(0.13)	(0.13)	13.10	0.18%		18,797	0.81%		0.76%
12/31/14	12.02	0.11	1.20	1.31	(0.12)	(0.12)	13.21	10.94%		18,929	0.81%		0.91%
12/31/13	9.20	0.10	2.84	2.94	(0.12)	(0.12)	12.02	32.20%		17,142	0.82%		0.97%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	9%	12%	17%	17%	20%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Income & Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$12.72	$0.11	$(0.42)	$(0.31)	$-	$-	$-	$12.41	(2.44%	)[b]	$270,041	0.70%	[a]	1.84%	[a]
12/31/17	11.86	0.22	1.74	1.96	(0.21)	(0.89)	(1.10)	12.72	17.43%		289,310	0.70%		1.80%
12/31/16	11.35	0.22	1.55	1.77	(0.21)	(1.05)	(1.26)	11.86	16.40%		257,874	0.69%		1.97%
12/31/15	12.44	0.23	(0.31)	(0.08)	(0.24)	(0.77)	(1.01)	11.35	(0.09%	)	221,763	0.69%		1.90%
12/31/14	11.60	0.23	0.83	1.06	(0.22)	-	(0.22)	12.44	9.22%		232,187	0.70%		1.91%
12/31/13	9.48	0.22	2.09	2.31	(0.19)	-	(0.19)	11.60	24.62%		228,095	0.70%		2.07%
Service Class
6/30/18[r]	$12.58	$0.10	$(0.43)	$(0.33)	$-	$-	$-	$12.25	(2.62%	)[b]	$27,195	0.95%	[a]	1.61%	[a]
12/31/17	11.74	0.19	1.73	1.92	(0.19)	(0.89)	(1.08)	12.58	17.21%		27,683	0.95%		1.55%
12/31/16	11.25	0.19	1.54	1.73	(0.19)	(1.05)	(1.24)	11.74	16.10%		20,626	0.94%		1.71%
12/31/15	12.34	0.20	(0.31)	(0.11)	(0.21)	(0.77)	(0.98)	11.25	(0.35%	)	16,906	0.94%		1.65%
12/31/14	11.51	0.20	0.83	1.03	(0.20)	-	(0.20)	12.34	8.96%		16,131	0.95%		1.66%
12/31/13	9.42	0.20	2.06	2.26	(0.17)	-	(0.17)	11.51	24.22%		14,775	0.95%		1.82%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	11%	110%	30%	27%	19%	15%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/18[r]	$11.97	$0.20	$(1.10)	$(0.90)	$-	$-	$-	$11.07	(7.52%	)[b]	$170,288	1.09%	[a]	1.00%	[a]	3.46%	[a]
12/31/17	9.33	0.18	2.64	2.82	(0.18)	-	(0.18)	11.97	30.35%		187,213	1.09%		1.00%		1.62%
12/31/16	8.81	0.15	0.56	0.71	(0.17)	(0.02)	(0.19)	9.33	8.27%		150,753	1.07%		1.00%		1.70%
12/31/15	9.27	0.15	(0.59)	(0.44)	(0.02)	-	(0.02)	8.81	(4.77%	)	164,083	1.09%		1.00%		1.59%
12/31/14[g]	10.00	0.18	(0.65)	(0.47)	(0.20)	(0.06)	(0.26)	9.27	(4.67%	)[b]	123,915	1.15%	[a]	1.00%	[a]	1.79%	[a]
Service Class I
6/30/18[r]	$11.90	$0.20	$(1.11)	$(0.91)	$-	$-	$-	$10.99	(7.72%	)[b]	$4,944	1.34%	[a]	1.25%	[a]	3.46%	[a]
12/31/17	9.29	0.11	2.67	2.78	(0.17)	-	(0.17)	11.90	30.05%		4,000	1.34%		1.25%		0.95%
12/31/16	8.78	0.13	0.56	0.69	(0.16)	(0.02)	(0.18)	9.29	7.97%		1,063	1.32%		1.25%		1.50%
12/31/15	9.27	0.10	(0.57)	(0.47)	(0.02)	-	(0.02)	8.78	(5.10%	)	1,513	1.35%		1.25%		1.11%
12/31/14[h]	10.29	0.07	(0.83)	(0.76)	(0.20)	(0.06)	(0.26)	9.27	(7.44%	)[b]	298	1.36%	[a]	1.25%	[a]	1.08%	[a]

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014
Portfolio turnover rate	21%	45%	50%	46%	39%[b,g]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period January 7, 2014 (commencement of operations) through December 31, 2014.
h	For the period May 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Large Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$10.69	$0.04	$0.33	$0.37	$-	$-	$-	$11.06	3.46%	[b]	$95,831	0.71%	[a]	0.68%	[a]
12/31/17	10.63	0.07	3.23	3.30	(0.05)	(3.19)	(3.24)	10.69	33.51%		106,989	0.73%		0.58%
12/31/16	11.70	0.03	(0.06)	(0.03)	(0.01)	(1.03)	(1.04)	10.63	(0.38%	)	103,315	0.70%		0.24%
12/31/15	14.06	0.01	0.58	0.59	-	(2.95)	(2.95)	11.70	5.12%		214,299	0.69%		0.10%
12/31/14	14.63	(0.01)	1.36	1.35	-	(1.92)	(1.92)	14.06	9.51%		242,229	0.69%		(0.07%	)
12/31/13	11.62	0.00 [d]	3.76	3.76	(0.05)	(0.70)	(0.75)	14.63	33.54%		268,330	0.70%		0.00%	[e]
Service Class
6/30/18[r]	$10.37	$0.02	$0.34	$0.36	$-	$-	$-	$10.73	3.47%	[b]	$10,219	0.96%	[a]	0.44%	[a]
12/31/17	10.41	0.03	3.15	3.18	(0.03)	(3.19)	(3.22)	10.37	33.00%		7,510	0.98%		0.29%
12/31/16	11.48	(0.00)[d]	(0.04)	(0.04)	-	(1.03)	(1.03)	10.41	(0.52%	)	3,604	0.95%		(0.02%	)
12/31/15	13.89	(0.02)	0.56	0.54	-	(2.95)	(2.95)	11.48	4.80%		3,501	0.94%		(0.15%	)
12/31/14	14.51	(0.04)	1.34	1.30	-	(1.92)	(1.92)	13.89	9.23%		2,726	0.94%		(0.29%	)
12/31/13	11.53	(0.03)	3.73	3.70	(0.02)	(0.70)	(0.72)	14.51	33.24%		1,849	0.95%		(0.25%	)

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	8%	3%	134%	73%	77%	89%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Managed Volatility Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$12.63	$0.07	$(0.12)	$(0.05)	$-	$-	$-	$12.58	(0.41%	)[b]	$141,928	0.88%	[a]	1.05%	[a]
12/31/17	11.74	0.14	0.91	1.05	(0.16)	-	(0.16)	12.63	9.03%		150,737	0.90%		1.13%
12/31/16	14.27	0.17	0.31	0.48	(0.26)	(2.75)	(3.01)	11.74	3.69%		151,537	0.91%		1.29%
12/31/15	14.11	0.17	0.25	0.42	(0.26)	-	(0.26)	14.27	3.01%		162,332	0.89%		1.18%
12/31/14	14.33	0.16	0.46	0.62	(0.10)	(0.74)	(0.84)	14.11	4.41%		336,931	0.90%		1.14%
12/31/13	12.34	0.16	2.02	2.18	(0.19)	-	(0.19)	14.33	17.78%		203,330	0.88%		1.19%
Service Class
6/30/18[r]	$12.53	$0.05	$(0.12)	$(0.07)	$-	$-	$-	$12.46	(0.53%	)[b]	$32,000	1.13%	[a]	0.80%	[a]
12/31/17	11.64	0.11	0.91	1.02	(0.13)	-	(0.13)	12.53	8.76%		33,698	1.15%		0.88%
12/31/16	14.18	0.14	0.29	0.43	(0.22)	(2.75)	(2.97)	11.64	3.42%		32,569	1.16%		1.04%
12/31/15	14.02	0.14	0.24	0.38	(0.22)	-	(0.22)	14.18	2.79%		33,180	1.14%		0.95%
12/31/14	14.25	0.13	0.45	0.58	(0.07)	(0.74)	(0.81)	14.02	4.14%		31,812	1.15%		0.88%
12/31/13	12.27	0.13	2.02	2.15	(0.17)	-	(0.17)	14.25	17.56%		28,423	1.13%		0.95%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	1%	2%	4%	3%	14%	94%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$16.19	$0.00 [d]	$0.80	$0.80	$-	$-	$-	$16.99	4.94%	[b]	$373,354	0.81%	[a]	0.03%	[a]
12/31/17	14.35	(0.01)	3.45	3.44	(0.01)	(1.59)	(1.60)	16.19	24.81%		382,666	0.81%		(0.08%	)
12/31/16	15.50	(0.00)[d]	0.97	0.97	-	(2.12)	(2.12)	14.35	6.29%		352,754	0.81%		(0.02%	)
12/31/15	16.41	(0.01)	1.05	1.04	-	(1.95)	(1.95)	15.50	6.78%		375,328	0.81%		(0.07%	)
12/31/14	16.59	(0.03)	2.11	2.08	-	(2.26)	(2.26)	16.41	13.27%		377,028	0.81%		(0.17%	)
12/31/13	12.96	(0.03)	4.65	4.62	(0.04)	(0.95)	(0.99)	16.59	36.69%		371,803	0.81%		(0.21%	)
Service Class
6/30/18[r]	$15.65	$(0.02)	$0.77	$0.75	$-	$-	$-	$16.40	4.79%	[b]	$95,604	1.06%	[a]	(0.21%	)[a]
12/31/17	13.95	(0.05)	3.34	3.29	-	(1.59)	(1.59)	15.65	24.47%		91,145	1.06%		(0.33%	)
12/31/16	15.16	(0.04)	0.95	0.91	-	(2.12)	(2.12)	13.95	6.02%		71,227	1.06%		(0.27%	)
12/31/15	16.12	(0.05)	1.04	0.99	-	(1.95)	(1.95)	15.16	6.59%		66,936	1.06%		(0.31%	)
12/31/14	16.38	(0.07)	2.07	2.00	-	(2.26)	(2.26)	16.12	12.93%		56,457	1.06%		(0.42%	)
12/31/13	12.81	(0.07)	4.61	4.54	(0.02)	(0.95)	(0.97)	16.38	36.40%		43,873	1.06%		(0.45%	)

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	13%	28%	29%	35%	25%	26%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$12.14	$0.08	$(0.18)	$(0.10)	$-	$-	$-	$12.04	(0.82%	)[b]	$408,278	0.88%	[a]	1.34%	[a]
12/31/17	11.79	0.20	1.09	1.29	(0.19)	(0.75)	(0.94)	12.14	11.70%		438,601	0.88%		1.69%
12/31/16	10.74	0.17	2.22	2.39	(0.19)	(1.15)	(1.34)	11.79	23.23%		433,046	0.88%		1.55%
12/31/15	13.12	0.16	(0.43)	(0.27)	(0.25)	(1.86)	(2.11)	10.74	(1.45%	)	427,920	0.88%		1.26%
12/31/14	13.65	0.19	1.97	2.16	(0.24)	(2.45)	(2.69)	13.12	16.66%		465,533	0.88%		1.39%
12/31/13	11.11	0.20	3.09	3.29	(0.24)	(0.51)	(0.75)	13.65	30.43%		467,386	0.88%		1.57%
Service Class
6/30/18[r]	$11.96	$0.06	$(0.18)	$(0.12)	$-	$-	$-	$11.84	(1.00%	)[b]	$49,072	1.13%	[a]	1.10%	[a]
12/31/17	11.63	0.17	1.08	1.25	(0.17)	(0.75)	(0.92)	11.96	11.46%		49,723	1.13%		1.46%
12/31/16	10.62	0.15	2.18	2.33	(0.17)	(1.15)	(1.32)	11.63	22.86%		44,148	1.13%		1.35%
12/31/15	12.99	0.12	(0.41)	(0.29)	(0.22)	(1.86)	(2.08)	10.62	(1.60%	)	32,950	1.13%		1.03%
12/31/14	13.55	0.16	1.94	2.10	(0.21)	(2.45)	(2.66)	12.99	16.33%		30,017	1.13%		1.16%
12/31/13	11.04	0.17	3.07	3.24	(0.22)	(0.51)	(0.73)	13.55	30.11%		23,348	1.13%		1.33%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	28%	42%	52%	68%	66%	71%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$14.98	$(0.01)	$1.60	$1.59	$-	$-	$16.57	10.66%[b]	$195,980	1.09%[a]	1.07%[a]	(0.14%)[a]
12/31/17	12.69	(0.03)	2.87	2.84	(0.55)	(0.55)	14.98	22.81%	198,404	1.09%	1.09%[k]	(0.21%)
12/31/16	13.51	0.00 [d]	1.59	1.59	(2.41)	(2.41)	12.69	12.74%	191,245	1.10%	N/A	0.01%
12/31/15	17.85	(0.04)	(0.74)	(0.78)	(3.56)	(3.56)	13.51	(5.11%)	194,889	1.09%	N/A	(0.22%)
12/31/14	22.81	(0.09)	1.21	1.12	(6.08)	(6.08)	17.85	5.92%	253,096	1.08%	N/A	(0.43%)
12/31/13	16.30	(0.08)	7.79	7.71	(1.20)	(1.20)	22.81	48.54%	273,041	1.10%	1.08%	(0.43%)
Service Class
6/30/18[r]	$14.27	$(0.03)	$1.53	$1.50	$-	$-	$15.77	10.52%[b]	$19,766	1.34%[a]	1.32%[a]	(0.38%)[a]
12/31/17	12.14	(0.06)	2.74	2.68	(0.55)	(0.55)	14.27	22.51%	16,124	1.35%	1.34%	(0.45%)
12/31/16	13.05	(0.03)	1.53	1.50	(2.41)	(2.41)	12.14	12.46%	12,969	1.35%	N/A	(0.23%)
12/31/15	17.40	(0.07)	(0.72)	(0.79)	(3.56)	(3.56)	13.05	(5.33%)	11,375	1.34%	N/A	(0.46%)
12/31/14	22.44	(0.13)	1.17	1.04	(6.08)	(6.08)	17.40	5.62%	9,977	1.33%	N/A	(0.67%)
12/31/13	16.09	(0.13)	7.68	7.55	(1.20)	(1.20)	22.44	48.17%	7,871	1.35%	1.34%	(0.69%)

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	42%	74%	105%	78%	78%	86%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Company Value Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/18[r]	$16.90	$0.02		$0.58	$0.60	$-	$-	$-	$17.50	3.55%	[b]	$85,629	1.02%	[a]	0.97%	[a]	0.29%	[a]
12/31/17	17.23	0.05		1.73	1.78	(0.10)	(2.01)	(2.11)	16.90	11.69%		89,256	1.02%		0.97%		0.30%
12/31/16	14.88	0.10		4.44	4.54	(0.10)	(2.09)	(2.19)	17.23	32.46%		88,729	1.02%		0.97%		0.66%
12/31/15	17.59	0.10		(1.06)	(0.96)	(0.06)	(1.69)	(1.75)	14.88	(5.36%	)	88,068	1.09%		1.05%		0.62%
12/31/14	23.88	0.05		(0.01)	0.04	-	(6.33)	(6.33)	17.59	0.47%		95,788	1.17%		1.15%		0.26%
12/31/13	18.86	(0.01)		5.87	5.86	(0.26)	(0.58)	(0.84)	23.88	31.71%		97,840	1.16%		1.15%		(0.04%	)
Service Class I
6/30/18[r]	$16.43	$0.00	[d]	$0.57	$0.57	$-	$-	$-	$17.00	3.47%	[b]	$22,630	1.27%	[a]	1.22%	[a]	0.05%	[a]
12/31/17	16.83	0.01		1.68	1.69	(0.08)	(2.01)	(2.09)	16.43	11.42%		20,671	1.27%		1.22%		0.06%
12/31/16	14.58	0.07		4.34	4.41	(0.07)	(2.09)	(2.16)	16.83	32.16%		15,465	1.27%		1.22%		0.44%
12/31/15	17.29	0.06		(1.06)	(1.00)	(0.02)	(1.69)	(1.71)	14.58	(5.65%	)	10,829	1.33%		1.30%		0.37%
12/31/14	23.63	0.00	[d]	(0.01)	(0.01)	-	(6.33)	(6.33)	17.29	0.24%		10,726	1.42%		1.40%		0.02%
12/31/13	18.70	(0.05)		5.79	5.74	(0.23)	(0.58)	(0.81)	23.63	31.34%		9,944	1.41%		1.40%		(0.23%	)

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	14%	14%	23%	44%	22%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small/Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$13.99	$0.05	$0.31	$0.36	$-	$-	$-	$14.35	2.57%	[b]	$203,380	0.79%	[a]	0.71%	[a]
12/31/17	13.23	0.06	1.60	1.66	(0.07)	(0.83)	(0.90)	13.99	13.44%		210,030	0.80%		0.47%
12/31/16	11.34	0.06	2.70	2.76	(0.07)	(0.80)	(0.87)	13.23	25.10%		211,849	0.79%		0.51%
12/31/15	14.69	0.07	(0.89)	(0.82)	(0.11)	(2.42)	(2.53)	11.34	(5.53%	)	197,297	0.79%		0.50%
12/31/14	13.80	0.11	1.19	1.30	(0.09)	(0.32)	(0.41)	14.69	9.45%		236,399	0.79%		0.80%
12/31/13	10.06	0.09	3.74	3.83	(0.09)	-	(0.09)	13.80	38.18%		257,210	0.80%		0.74%
Service Class
6/30/18[r]	$13.85	$0.03	$0.31	$0.34	$-	$-	$-	$14.19	2.45%	[b]	$22,753	1.04%	[a]	0.46%	[a]
12/31/17	13.12	0.03	1.57	1.60	(0.04)	(0.83)	(0.87)	13.85	13.08%		22,386	1.05%		0.23%
12/31/16	11.25	0.03	2.68	2.71	(0.04)	(0.80)	(0.84)	13.12	24.83%		19,563	1.04%		0.26%
12/31/15	14.59	0.04	(0.89)	(0.85)	(0.07)	(2.42)	(2.49)	11.25	(5.74%	)	15,919	1.04%		0.27%
12/31/14	13.72	0.08	1.18	1.26	(0.07)	(0.32)	(0.39)	14.59	9.16%		15,484	1.04%		0.56%
12/31/13	10.01	0.06	3.72	3.78	(0.07)	-	(0.07)	13.72	37.82%		12,729	1.05%		0.47%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	17%	34%	58%	42%	46%	67%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Total Return Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)		Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j]		Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)
Class II
6/30/18[r]	$10.36	$0.12	$(0.26)	$(0.14)	$-	$-	$-	$10.22	(1.35%	)[b]	$397,205	0.60%	[a]	0.60%	[a,k]	N/A	2.34%	[a]
12/31/17	10.27	0.19	0.11	0.30	(0.21)	-	(0.21)	10.36	2.96%		408,199	0.62%		0.60%		N/A	1.85%
12/31/16	10.19	0.17	0.09	0.26	(0.18)	-	(0.18)	10.27	2.52%		393,276	0.62%		0.60%		N/A	1.67%
12/31/15	10.64	0.14	(0.11)	0.03	(0.36)	(0.12)	(0.48)	10.19	0.24%		328,928	0.66%		0.60%		N/A	1.32%
12/31/14	10.34	0.13	0.36	0.49	(0.19)	-	(0.19)	10.64	4.75%		403,732	0.70%	[p]	0.65%	[p]	0.65%[n]	1.27%	[p]
12/31/13	10.82	0.13	(0.31)	(0.18)	(0.21)	(0.09)	(0.30)	10.34	(1.63%	)	401,127	0.69%	[p]	0.65%	[p]	0.65%[n]	1.23%	[p]
Service Class I
6/30/18[r]	$10.27	$0.10	$(0.26)	$(0.16)	$-	$-	$-	$10.11	(1.56%	)[b]	$23,684	0.85%	[a]	0.85%	[a,k]	N/A	2.10%	[a]
12/31/17	10.18	0.16	0.12	0.28	(0.19)	-	(0.19)	10.27	2.73%		21,858	0.87%		0.85%		N/A	1.60%
12/31/16	10.11	0.15	0.09	0.24	(0.17)	-	(0.17)	10.18	2.30%		19,079	0.87%		0.85%		N/A	1.43%
12/31/15	10.57	0.11	(0.11)	(0.00)[d]	(0.34)	(0.12)	(0.46)	10.11	(0.05%	)	17,161	0.90%		0.85%		N/A	1.09%
12/31/14	10.29	0.10	0.35	0.45	(0.17)	-	(0.17)	10.57	4.43%		14,435	0.95%	[p]	0.90%	[p]	0.90%[n]	1.00%	[p]
12/31/13	10.79	0.10	(0.30)	(0.20)	(0.21)	(0.09)	(0.30)	10.29	(1.85%	)	11,404	0.94%	[p]	0.90%	[p]	0.90%[n]	1.00%	[p]

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	149%	313%	278%	322%	447%[u]	550%[u]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

n	Amount of interest expense had no impact on the ratio of expenses to average daily net assets.
p

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

r	Unaudited.
u	Excludes Treasury roll transactions. Including these transactions, the portfolio turnover would have been 479% and 574%, respectively, for the years ended December 31, 2014 and December 31, 2013.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are 19 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Notes to Financial Statements (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in

Notes to Financial Statements (Unaudited) (Continued)

the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Income & Growth Fund and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2018. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2018, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3		Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$376,534,358	$7,828,271	*	$-		$384,362,629
Preferred Stock	-	-		775,038	**	775,038
Mutual Funds	1,036	-		-		1,036
Short-Term Investments	-	3,042,532		-		3,042,532

Total Investments	$376,535,394	$10,870,803		$775,038		$388,181,235

Equity Income Fund
Asset Investments
Common Stock	$457,972,189	$17,677,843	*	$-		$475,650,032
Preferred Stock	10,793,606	-		-		10,793,606
Corporate Debt	-	3,215,930		-		3,215,930
Mutual Funds	1,035	-		-		1,035
Short-Term Investments	-	6,792,043		-		6,792,043

Total Investments	$468,766,830	$27,685,816		$-		$496,452,646

Equity Index Fund
Asset Investments
Common Stock	$700,231,401	$-		$-		$700,231,401
Short-Term Investments	-	4,590,798		-		4,590,798

Total Investments	$700,231,401	$4,590,798		$-		$704,822,199

Liability Derivatives
Futures Contracts	$(99,027)	$-		$-		$(99,027)

Focused Equity Fund
Asset Investments
Common Stock	$60,575,019	$2,581,726	*	$-		$63,156,745
Short-Term Investments	-	1,123,669		-		1,123,669

Total Investments	$60,575,019	$3,705,395		$-		$64,280,414

Foreign Fund
Asset Investments
Common Stock*
Bermuda	$-	$1,484,498		$-		$1,484,498
Canada	8,128,627	-		-		8,128,627
Cayman Islands	6,721,501	8,066,740		-		14,788,241
China	-	10,640,515		-		10,640,515
Denmark	-	1,688,459		-		1,688,459
France	-	31,543,790		-		31,543,790
Germany	-	43,274,730		-		43,274,730
Hong Kong	-	8,045,568		-		8,045,568
Ireland	-	8,654,753		-		8,654,753
Israel	6,237,302	-		-		6,237,302
Italy	-	6,511,548		-		6,511,548
Japan	-	45,450,285		-		45,450,285
Luxembourg	-	4,502,487		-		4,502,487

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Foreign Fund (Continued)
Asset Investments (Continued)
Netherlands	$-	$14,646,654		$-	$14,646,654
Norway	-	3,223,696		-	3,223,696
Portugal	-	1,850,539		-	1,850,539
Republic of Korea	2,924,336	12,872,220		-	15,796,556
Singapore	-	4,716,078		-	4,716,078
Sweden	-	1,330,757		-	1,330,757
Switzerland	-	17,155,914		-	17,155,914
Taiwan	-	4,562,448		-	4,562,448
Thailand	-	4,742,873		-	4,742,873
United Kingdom	8,998,220	67,813,681		-	76,811,901
Mutual Funds	1,827,127	-		-	1,827,127
Short-Term Investments	-	5,423,072		-	5,423,072

Total Investments	$34,837,113	$308,201,305		$-	$343,038,418

Fundamental Growth Fund
Asset Investments
Common Stock	$110,723,022	$505,249	*	$-	$111,228,271
Short-Term Investments	-	300,507		-	300,507

Total Investments	$110,723,022	$805,756		$-	$111,528,778

Fundamental Value Fund
Asset Investments
Common Stock	$209,432,860	$4,367,456	*	$-	$213,800,316
Short-Term Investments	-	2,951,129		-	2,951,129

Total Investments	$209,432,860	$7,318,585		$-	$216,751,445

Global Fund
Asset Investments
Common Stock*
Austria	$-	$994,088		$-	$994,088
Brazil	857,450	-		-	857,450
Canada	4,686,728	-		-	4,686,728
Cayman Islands	-	507,293		-	507,293
Denmark	-	1,624,284		-	1,624,284
France	-	22,816,317		-	22,816,317
Germany	-	15,780,112		-	15,780,112
Ireland	12,401,994	-		-	12,401,994
Israel	2,837,897	-		-	2,837,897
Japan	-	4,649,788		-	4,649,788
Mexico	722,745	-		-	722,745
Netherlands	1,743,584	5,433,162		-	7,176,746
Republic of Korea	-	2,082,161		-	2,082,161
Spain	-	2,367,617		-	2,367,617
Sweden	-	4,541,311		-	4,541,311
Switzerland	-	17,775,326		-	17,775,326
Thailand	-	505,299		-	505,299
United Kingdom	3,389,229	19,013,902		-	22,403,131
United States	107,326,766	-		-	107,326,766
Mutual Funds	6,386,963	-		-	6,386,963
Short-Term Investments	-	3,805,869		-	3,805,869

Total Investments	$140,353,356	$101,896,529		$-	$242,249,885

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Growth & Income Fund
Asset Investments
Common Stock	$131,778,012	$6,393,540	*	$-		$138,171,552
Short-Term Investments	-	2,456,181		-		2,456,181

Total Investments	$131,778,012	$8,849,721		$-		$140,627,733

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$4,102,951		$-		$4,102,951
Canada	1,270,756	-		-		1,270,756
Cayman Islands	1,221,075	-		-		1,221,075
France	-	20,902,253		-		20,902,253
Germany	-	29,576,010		-		29,576,010
India	-	2,438,895		-		2,438,895
Indonesia	-	2,172,509		-		2,172,509
Ireland	4,577,003	-		-		4,577,003
Italy	-	6,589,079		-		6,589,079
Japan	-	7,165,833		-		7,165,833
Mexico	2,673,845	-		-		2,673,845
Netherlands	-	11,893,010		-		11,893,010
Republic of Korea	-	348,662		-		348,662
South Africa	-	4,777,248		-		4,777,248
Sweden	-	9,432,211		-		9,432,211
Switzerland	-	17,933,096		-		17,933,096
Taiwan	-	2,134,395		-		2,134,395
United Kingdom	4,308,363	34,333,200		-		38,641,563
Mutual Funds	6,331,356	-		-		6,331,356
Rights	-	-		-	+,**	-
Short-Term Investments	-	7,466,831		-		7,466,831

Total Investments	$20,382,398	$161,266,183		$-		$181,648,581

Asset Derivatives
Forward Contracts	$-	$171,532		$-		$171,532

Large Cap Growth Fund
Asset Investments
Common Stock	$102,488,345	$2,923,246		$-		$105,411,591
Short-Term Investments	-	740,798		-		740,798

Total Investments	$102,488,345	$3,664,044		$-		$106,152,389

Managed Volatility Fund
Asset Investments
Common Stock	$172,104,784	$-		$-		$172,104,784
Corporate Debt	-	-		-	+,**	-
Purchased Options	862,436	-		-		862,436
Short-Term Investments	-	2,767,986		-		2,767,986

Total Investments	$172,967,220	$2,767,986		$-		$175,735,206

Liability Derivatives
Written Options	$(1,540,576)	$-		$-		$(1,540,576)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Mid Cap Growth Fund
Asset Investments
Common Stock	$431,504,429	$1,624,566		$1,237,554	**	$434,366,549
Preferred Stock	-	-		2,494,444	**	2,494,444
Mutual Funds	30,113,101	-		-		30,113,101
Short-Term Investments	-	18,851,048		-		18,851,048

Total Investments	$461,617,530	$20,475,614		$3,731,998		$485,825,142

Mid Cap Value Fund
Asset Investments
Common Stock	$427,050,901	$10,936,929	*	$-		$437,987,830
Mutual Funds	7,650,580	-		-		7,650,580
Short-Term Investments	-	12,453,467		-		12,453,467

Total Investments	$434,701,481	$23,390,396		$-		$458,091,877

Asset Derivatives
Forward Contracts	$-	$60,532		$-		$60,532

Liability Derivatives
Forward Contracts	$-	$(45,843)		$-		$(45,843)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$211,220,912	$106,791		$195,579	**	$211,523,282
Preferred Stock	-	951,130		370,028	**	1,321,158
Mutual Funds	11,573,636	-		-		11,573,636
Short-Term Investments	-	1,079,958		-		1,079,958

Total Investments	$222,794,548	$2,137,879		$565,607		$225,498,034

Small Company Value Fund
Asset Investments
Common Stock	$106,143,760	$63,840		$-		$106,207,600
Warrants	20,340	-		-		20,340
Mutual Funds	3,143,106	-		-		3,143,106
Short-Term Investments	-	2,876,671		-		2,876,671

Total Investments	$109,307,206	$2,940,511		$-		$112,247,717

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$1,354,724		$-		$1,354,724
Corporate Debt	-	129,173,757		-		129,173,757
Municipal Obligations	-	5,708,682		-		5,708,682
Non-U.S. Government Agency Obligations	-	57,494,174		-		57,494,174
U.S. Government Agency Obligations and Instrumentalities	-	127,586,839		-		127,586,839
U.S. Treasury Obligations	-	107,937,973		-		107,937,973
Short-Term Investments	-	41,063,691		-		41,063,691

Total Investments	$-	$470,319,840		$-		$470,319,840

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$393,531	$-	$393,531
Futures Contracts	214,538	-	-	214,538

Total	$214,538	$393,531	$-	$608,069

Liability Derivatives
Futures Contracts	$(54,845)	$-	$-	$(54,845)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2018 is not presented.

+	Represents a security at $0 value as of June 30, 2018.

The following table shows Fund(s) with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2018.

Statements of Assets and Liabilities location:	Foreign Fund	Fundamental Growth Fund	Global Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Growth Fund	Small Cap Growth Equity Fund	Small Company Value Fund	Total Return Bond Fund
Payables for:
Investments purchased on a when-issued basis									X
Securities on loan	X		X	X		X	X	X
Due to custodian		X			X

The Funds, with the exception of the Global Fund, had no transfers between Levels of the fair value hierarchy during the period ended June 30, 2018. The Global Fund had transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2018; however, none of the transfers individually or collectively had a material impact on the Fund. The Funds recognize transfers between the Levels as of the beginning of the year.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2018, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	Total Return Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A		A	A
Directional Exposures to Currencies					M
Futures Contracts**
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment	A				M

Options (Purchased)
Hedging/Risk Management			A

Options (Written)
Hedging/Risk Management			A
Income			A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

At June 30, 2018, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Liability Derivatives
Futures Contracts^^	$(99,027)	$-	$-	$(99,027)

Realized Gain (Loss)#
Futures Contracts	$356,039	$-	$-	$356,039

Change in Appreciation (Depreciation)##
Futures Contracts	$(218,356)	$-	$-	$(218,356)

International Equity Fund
Asset Derivatives
Forward Contracts*	$-	$171,532	$-	$171,532

Realized Gain (Loss)#
Forward Contracts	$-	$19,788	$-	$19,788

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$108,960	$-	$108,960

Managed Volatility Fund
Asset Derivatives
Purchased Options*	$862,436	$-	$-	$862,436

Liability Derivatives
Written Options^	$(1,540,576)	$-	$-	$(1,540,576)

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Managed Volatility Fund (Continued)
Realized Gain (Loss)#
Purchased Options	$(520,246)	$-	$-	$(520,246)
Written Options	(6,847,083)	-	-	(6,847,083)

Total Realized Gain (Loss)	$(7,367,329)	$-	$-	$(7,367,329)

Change in Appreciation (Depreciation)##
Purchased Options	$162,674	$-	$-	$162,674
Written Options	2,075,244	-	-	2,075,244

Total Change in Appreciation (Depreciation)	$2,237,918	$-	$-	$2,237,918

Mid Cap Value Fund
Asset Derivatives
Forward Contracts*	$-	$60,532	$-	$60,532

Liability Derivatives
Forward Contracts^	$-	$(45,843)	$-	$(45,843)

Realized Gain (Loss)#
Forward Contracts	$-	$118,343	$-	$118,343

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$263,423	$-	$263,423

Total Return Bond Fund
Asset Derivatives
Forward Contracts*	$-	$393,531	$-	$393,531
Futures Contracts^^	-	-	214,538	214,538

Total Value	$-	$393,531	$214,538	$608,069

Liability Derivatives
Futures Contracts^^	$-	$-	$(54,845)	$(54,845)

Realized Gain (Loss)#
Forward Contracts	$-	$(775,032)	$-	$(775,032)
Futures Contracts	-	-	(1,004,434)	(1,004,434)

Total Realized Gain (Loss)	$-	$(775,032)	$(1,004,434)	$(1,779,466)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$309,993	$-	$309,993
Futures Contracts	-	-	252,085	252,085

Total Change in Appreciation (Depreciation)	$-	$309,993	$252,085	$562,078

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward contracts, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts is reported in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, or written options, as applicable.
##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, or written options, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

For the period ended June 30, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
	Futures Contracts	Forward Contracts	Purchased Options	Written Options
Equity Index Fund	45	$-	-	-
International Equity Fund	-	3,596,648	-	-
Managed Volatility Fund	-	-	605	647
Mid Cap Value Fund	-	19,541,345	-	-
Total Return Bond Fund	509	9,738,800	-	-

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2018.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of June 30, 2018.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received**	Net Amount*
International Equity Fund
State Street Bank and Trust Co.	$171,532	$-	$-	$171,532

Total Return Bond Fund
Bank of America N.A.	$179,765	$-	$-	$179,765
Goldman Sachs International	213,766	-	-	213,766

	$393,531	$-	$-	$393,531

*	Represents the net amount receivable from the counterparty in the event of default.
**	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2018, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of

Notes to Financial Statements (Unaudited) (Continued)

the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Notes to Financial Statements (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Notes to Financial Statements (Unaudited) (Continued)

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan,

Notes to Financial Statements (Unaudited) (Continued)

the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2018, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Notes to Financial Statements (Unaudited) (Continued)

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2018, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2018.

Notes to Financial Statements (Unaudited) (Continued)

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. For the period ended June 30, 2018, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Foreign Fund	$96,802	$14,562	$82,240
Global Fund	13,054	2,988	10,066
International Equity Fund	54,871	8,772	46,099
Mid Cap Growth Fund	35,667	5,394	30,273
Small Cap Growth Equity Fund	115,630	17,203	98,427
Small Company Value Fund	5,927	892	5,035

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Blue Chip Growth Fund	0.75% on the first $400 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $400 million
Equity Income Fund	0.75% on the first $500 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $500 million
Equity Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
Focused Equity Fund	0.70% on the first $250 million; and	Wellington Management Company LLP
0.60% on any excess over $250 million
Foreign Fund	0.89% on the first $500 million; and	Templeton Investment Counsel, LLC
0.85% on any excess over $500 million
Fundamental Growth Fund	0.62% on the first $250 million; and	Wellington Management Company LLP
0.60% on any excess over $250 million
Fundamental Value Fund	0.60% on the first $500 million; and	Wellington Management Company LLP
0.575% on any excess over $500 million
Global Fund	0.60% on the first $500 million; and	Massachusetts Financial Services Company
0.55% on any excess over $500 million
Growth & Income Fund	0.50% on the first $500 million; and	Massachusetts Financial Services Company
0.475% on any excess over $500 million
Income & Growth Fund	0.65% on the first $500 million; and	Barrow, Hanley, Mewhinney & Strauss, LLC
0.60% on any excess over $500 million
International Equity Fund	0.80% on the first $250 million; and	Harris Associates L.P.
0.75% on any excess over $250 million
Large Cap Growth Fund	0.65% on the first $500 million; and	Loomis, Sayles & Company, L.P.
0.60% on any excess over $500 million
Managed Volatility Fund	0.75% on the first $500 million; and	Gateway Investment Advisers, LLC
0.70% on any excess over $500 million
Mid Cap Growth Fund	0.77% on the first $500 million; and	T. Rowe Price Associates, Inc.
0.75% on any excess over $500 million
Mid Cap Value Fund	0.84% on the first $500 million; and	American Century Investment Management, Inc.
0.80% on any excess over $500 million
Small Cap Growth Equity Fund	1.04% on the first $200 million; and	Wellington Management Company LLP
1.00% on any excess over $200 million
Small Company Value Fund	0.80% on the first $150 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $150 million
Small/Mid Cap Value Fund	0.75% on the first $500 million; and	AllianceBernstein L.P.
0.70% on any excess over $500 million
Total Return Bond Fund	0.40% on the first $500 million; and	Metropolitan West Asset Management, LLC
0.38% on any excess over $500 million

Administration Fees

For the Equity Index Fund, Focused Equity Fund, Fundamental Growth Fund, Fundamental Value Fund, Global Fund, International Equity Fund, Small Company Value Fund, and Total Return Bond Fund, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Class III	Service Class I
Equity Index Fund	0.30%	0.15%	None	0.30%
Focused Equity Fund	N/A	0.15%	N/A	0.15%
Fundamental Growth Fund	N/A	0.15%	N/A	0.15%
Fundamental Value Fund	N/A	0.15%	N/A	0.15%
Global Fund	0.15%	0.15%	N/A	0.15%
International Equity Fund	N/A	0.15%	N/A	0.15%
Small Company Value Fund	N/A	0.15%	N/A	0.15%
Total Return Bond Fund	N/A	0.15%	N/A	0.15%

Notes to Financial Statements (Unaudited) (Continued)

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
Fundamental Growth Fund*	0.85%	1.10%
International Equity Fund*	1.00%	1.25%
Total Return Bond Fund*	0.60%	0.85%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2019.

MML Advisers has agreed to voluntarily waive 0.03% of the advisory fee of the Equity Income Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

MML Advisers has agreed to voluntarily waive 0.05% of the advisory fee of each of the Focused Equity Fund and Small Company Value Fund. MML Advisers may amend or discontinue these waivers at any time without advance notice.

MML Advisers has agreed to waive 0.02% of the advisory fee of each of the Fundamental Value Fund and Small Cap Growth Equity Fund through April 30, 2019.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2018, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Blue Chip Growth Fund	$245
Equity Income Fund	136
Foreign Fund	948
Global Fund	29
Income & Growth Fund	1,853
Large Cap Growth Fund	1,470

Notes to Financial Statements (Unaudited) (Continued)

Rebated Commissions
Managed Volatility Fund	$245
Mid Cap Growth Fund	157
Small Cap Growth Equity Fund	741
Small Company Value Fund	221
Small/Mid Cap Value Fund	8,533

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2018, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blue Chip Growth Fund	$–	$45,501,598	$–	$81,203,660
Equity Income Fund	–	52,868,453	–	72,436,474
Equity Index Fund	–	10,715,042	–	53,035,084
Focused Equity Fund	–	20,458,698	–	24,896,252
Foreign Fund	–	24,790,318	–	53,234,196
Fundamental Growth Fund	–	25,500,171	–	52,401,448
Fundamental Value Fund	–	24,234,633	–	39,201,446
Global Fund	–	26,819,087	–	24,765,897
Growth & Income Fund	–	13,193,818	–	16,661,284
Income & Growth Fund	–	32,281,556	–	51,763,806
International Equity Fund	–	37,525,552	–	38,782,981
Large Cap Growth Fund	–	8,626,998	–	21,068,221
Managed Volatility Fund	–	1,595,354	–	15,424,556
Mid Cap Growth Fund	–	57,218,609	–	90,842,281
Mid Cap Value Fund	–	128,796,755	–	150,233,697
Small Cap Growth Equity Fund	–	89,625,234	–	109,068,032
Small Company Value Fund	–	15,065,733	–	20,577,652
Small/Mid Cap Value Fund	–	37,640,257	–	51,643,226
Total Return Bond Fund	598,268,344	59,319,757	602,903,282	43,413,525

Notes to Financial Statements (Unaudited) (Continued)

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017

	Shares	Amount	Shares	Amount

Blue Chip Growth Fund Initial Class
Sold	802,878	$15,067,383	1,482,018	$24,146,807
Issued as reinvestment of dividends	-	-	1,602,785	25,612,496
Redeemed	(3,220,925)	(61,382,006)	(9,593,538)	(152,418,641)

Net increase (decrease)	(2,418,047)	$(46,314,623)	(6,508,735)	$(102,659,338)

Blue Chip Growth Fund Service Class
Sold	862,863	$15,940,228	1,095,342	$17,544,966
Issued as reinvestment of dividends	-	-	371,785	5,770,103
Redeemed	(274,352)	(4,963,295)	(381,362)	(6,024,188)

Net increase (decrease)	588,511	$10,976,933	1,085,765	$17,290,881

Equity Income Fund Initial Class
Sold	1,900,881	$23,568,345	3,849,143	$47,033,271
Issued as reinvestment of dividends	-	-	3,262,598	37,160,987
Redeemed	(3,896,358)	(49,131,399)	(6,929,438)	(83,889,962)

Net increase (decrease)	(1,995,477)	$(25,563,054)	182,303	$304,296

Equity Income Fund Service Class
Sold	253,772	$3,128,413	731,065	$8,744,889
Issued as reinvestment of dividends	-	-	607,180	6,848,988
Redeemed	(424,648)	(5,274,753)	(1,018,878)	(12,189,103)

Net increase (decrease)	(170,876)	$(2,146,340)	319,367	$3,404,774

Equity Index Fund Class I
Sold	37,802	$1,206,454	163,370	$4,680,045
Issued as reinvestment of dividends	-	-	82,082	2,327,832
Redeemed	(174,277)	(5,517,695)	(605,423)	(17,349,535)

Net increase (decrease)	(136,475)	$(4,311,241)	(359,971)	$(10,341,658)

Equity Index Fund Class II
Sold	156,236	$4,964,395	824,627	$23,653,381
Issued as reinvestment of dividends	-	-	261,548	7,414,887
Redeemed	(761,916)	(24,243,260)	(1,678,018)	(49,816,507)

Net increase (decrease)	(605,680)	$(19,278,865)	(591,843)	$(18,748,239)

Equity Index Fund Class III
Sold	559	$18,398	3,464,358	$95,343,796
Issued as reinvestment of dividends	-	-	569,794	16,125,159
Redeemed	(916,309)	(29,093,466)	(378,540)	(10,791,850)

Net increase (decrease)	(915,750)	$(29,075,068)	3,655,612	$100,677,105

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017

	Shares	Amount	Shares	Amount
Equity Index Fund Service Class I
Sold	25,345	$765,112	131,430	$3,644,032
Issued as reinvestment of dividends	-	-	59,572	1,642,992
Redeemed	(116,964)	(3,596,123)	(206,249)	(5,751,108)

Net increase (decrease)	(91,619)	$(2,831,011)	(15,247)	$(464,084)

Focused Equity Fund Class II
Sold	839,036	$10,789,569	693,604	$9,238,953
Issued as reinvestment of dividends	-	-	1,059,132	12,328,298
Redeemed	(1,252,237)	(16,087,148)	(7,000,220)	(97,590,007)

Net increase (decrease)	(413,201)	$(5,297,579)	(5,247,484)	$(76,022,756)

Focused Equity Fund Service Class I
Sold	114,964	$1,456,943	256,583	$3,422,281
Issued as reinvestment of dividends	-	-	165,480	1,901,369
Redeemed	(84,602)	(1,076,928)	(145,844)	(1,921,956)

Net increase (decrease)	30,362	$380,015	276,219	$3,401,694

Foreign Fund Initial Class
Sold	613,409	$6,855,512	1,762,962	$18,142,876
Issued as reinvestment of dividends	-	-	745,421	7,849,280
Redeemed	(3,974,622)	(45,209,402)	(5,448,887)	(57,208,508)

Net increase (decrease)	(3,361,213)	$(38,353,890)	(2,940,504)	$(31,216,352)

Foreign Fund Service Class
Sold	39,827	$443,456	90,005	$941,821
Issued as reinvestment of dividends	-	-	19,155	200,743
Redeemed	(79,521)	(889,610)	(172,623)	(1,780,182)

Net increase (decrease)	(39,694)	$(446,154)	(63,463)	$(637,618)

Fundamental Growth Fund Class II
Sold	522,284	$7,112,857	888,782	$11,185,241
Issued as reinvestment of dividends	-	-	1,255,552	14,966,176
Redeemed	(2,573,873)	(35,441,166)	(7,277,808)	(91,652,950)

Net increase (decrease)	(2,051,589)	$(28,328,309)	(5,133,474)	$(65,501,533)

Fundamental Growth Fund Service Class I
Sold	132,565	$1,806,662	190,964	$2,374,345
Issued as reinvestment of dividends	-	-	55,847	655,646
Redeemed	(39,260)	(535,655)	(84,626)	(1,049,814)

Net increase (decrease)	93,305	$1,271,007	162,185	$1,980,177

Fundamental Value Fund Class II
Sold	681,735	$10,451,565	1,918,050	$29,257,704
Issued as reinvestment of dividends	-	-	1,375,035	19,195,489
Redeemed	(2,034,445)	(31,756,358)	(3,827,642)	(57,877,792)

Net increase (decrease)	(1,352,710)	$(21,304,793)	(534,557)	$(9,424,599)

Fundamental Value Fund Service Class I
Sold	142,632	$2,183,916	253,529	$3,788,789
Issued as reinvestment of dividends	-	-	74,792	1,029,891
Redeemed	(57,129)	(867,219)	(98,918)	(1,472,469)

Net increase (decrease)	85,503	$1,316,697	229,403	$3,346,211

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017

	Shares	Amount	Shares	Amount
Global Fund Class I
Sold	1,658,918	$21,512,197	833,525	$10,585,260
Issued as reinvestment of dividends	-	-	1,488,421	18,143,851
Redeemed	(1,656,779)	(21,752,878)	(5,421,433)	(69,165,187)

Net increase (decrease)	2,139	$(240,681)	(3,099,487)	$(40,436,076)

Global Fund Class II
Sold	22,868	$306,477	62,632	$805,960
Issued as reinvestment of dividends	-	-	122,384	1,521,236
Redeemed	(74,369)	(992,998)	(166,722)	(2,152,159)

Net increase (decrease)	(51,501)	$(686,521)	18,294	$175,037

Global Fund Service Class I
Sold	109,385	$1,424,509	260,118	$3,245,449
Issued as reinvestment of dividends	-	-	109,960	1,327,217
Redeemed	(124,916)	(1,621,907)	(191,283)	(2,413,327)

Net increase (decrease)	(15,531)	$(197,398)	178,795	$2,159,339

Growth & Income Fund Initial Class
Sold	71,350	$1,270,852	110,768	$1,745,482
Issued as reinvestment of dividends	-	-	62,181	991,174
Redeemed	(465,405)	(8,248,790)	(992,201)	(15,717,324)

Net increase (decrease)	(394,055)	$(6,977,938)	(819,252)	$(12,980,668)

Growth & Income Fund Service Class
Sold	332,930	$5,876,165	350,699	$5,565,536
Issued as reinvestment of dividends	-	-	13,124	208,011
Redeemed	(146,928)	(2,590,654)	(236,528)	(3,717,864)

Net increase (decrease)	186,002	$3,285,511	127,295	$2,055,683

Income & Growth Fund Initial Class
Sold	1,619,783	$20,170,237	2,996,060	$37,011,365
Issued as reinvestment of dividends	-	-	2,060,354	23,838,298
Redeemed	(2,597,797)	(33,263,524)	(4,058,420)	(49,836,927)

Net increase (decrease)	(978,014)	$(13,093,287)	997,994	$11,012,736

Income & Growth Fund Service Class
Sold	226,385	$2,829,182	515,103	$6,259,724
Issued as reinvestment of dividends	-	-	176,094	2,016,278
Redeemed	(207,739)	(2,577,291)	(246,629)	(3,004,383)

Net increase (decrease)	18,646	$251,891	444,568	$5,271,619

International Equity Fund Class II
Sold	1,151,924	$13,355,451	1,771,196	$18,597,206
Issued as reinvestment of dividends	-	-	257,885	2,875,413
Redeemed	(1,404,174)	(17,205,391)	(2,550,772)	(27,570,069)

Net increase (decrease)	(252,250)	$(3,849,940)	(521,691)	$(6,097,450)

International Equity Fund Service Class I
Sold	135,340	$1,613,790	270,277	$3,012,126
Issued as reinvestment of dividends	-	-	3,389	37,585
Redeemed	(21,620)	(254,885)	(52,072)	(569,919)

Net increase (decrease)	113,720	$1,358,905	221,594	$2,479,792

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017

	Shares	Amount	Shares	Amount
Large Cap Growth Fund Initial Class
Sold	826,780	$9,060,635	1,190,878	$13,387,491
Issued as reinvestment of dividends	-	-	2,690,216	26,552,428
Redeemed	(2,176,919)	(24,097,444)	(3,585,531)	(40,547,280)

Net increase (decrease)	(1,350,139)	$(15,036,809)	295,563	$(607,361)

Large Cap Growth Fund Service Class
Sold	290,299	$3,124,457	297,962	$3,268,288
Issued as reinvestment of dividends	-	-	148,534	1,424,445
Redeemed	(61,657)	(655,566)	(68,908)	(774,644)

Net increase (decrease)	228,642	$2,468,891	377,588	$3,918,089

Managed Volatility Fund Initial Class
Sold	341,031	$4,284,315	762,233	$9,288,168
Issued as reinvestment of dividends	-	-	156,715	1,918,611
Redeemed	(992,056)	(12,452,404)	(1,899,774)	(23,230,356)

Net increase (decrease)	(651,025)	$(8,168,089)	(980,826)	$(12,023,577)

Managed Volatility Fund Service Class
Sold	111,287	$1,387,515	177,787	$2,144,134
Issued as reinvestment of dividends	-	-	28,640	348,002
Redeemed	(233,170)	(2,916,741)	(314,656)	(3,811,277)

Net increase (decrease)	(121,883)	$(1,529,226)	(108,229)	$(1,319,141)

Mid Cap Growth Fund Initial Class
Sold	634,644	$10,788,186	760,551	$12,007,734
Issued as reinvestment of dividends	-	-	2,376,921	35,796,423
Redeemed	(2,291,587)	(38,982,712)	(4,076,355)	(64,561,145)

Net increase (decrease)	(1,656,943)	$(28,194,526)	(938,883)	$(16,756,988)

Mid Cap Growth Fund Service Class
Sold	436,932	$7,171,256	755,731	$11,621,005
Issued as reinvestment of dividends	-	-	570,124	8,306,713
Redeemed	(431,450)	(7,018,996)	(607,819)	(9,311,286)

Net increase (decrease)	5,482	$152,260	718,036	$10,616,432

Mid Cap Value Fund Initial Class
Sold	910,574	$10,940,783	2,068,226	$24,969,955
Issued as reinvestment of dividends	-	-	2,905,116	32,246,793
Redeemed	(3,109,364)	(37,834,334)	(5,576,341)	(66,885,066)

Net increase (decrease)	(2,198,790)	$(26,893,551)	(602,999)	$(9,668,318)

Mid Cap Value Fund Service Class
Sold	269,409	$3,204,014	735,449	$8,724,071
Issued as reinvestment of dividends	-	-	323,174	3,535,518
Redeemed	(282,336)	(3,372,680)	(695,980)	(8,219,741)

Net increase (decrease)	(12,927)	$(168,666)	362,643	$4,039,848

Small Cap Growth Equity Fund Initial Class
Sold	263,419	$4,163,859	560,830	$7,816,100
Issued as reinvestment of dividends	-	-	551,546	7,444,016
Redeemed	(1,685,523)	(26,665,679)	(2,933,480)	(40,644,101)

Net increase (decrease)	(1,422,104)	$(22,501,820)	(1,821,104)	$(25,383,985)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017

	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Service Class
Sold	188,218	$2,884,184	191,887	$2,559,433
Issued as reinvestment of dividends	-	-	45,989	591,748
Redeemed	(64,854)	(971,301)	(175,615)	(2,332,903)

Net increase (decrease)	123,364	$1,912,883	62,261	$818,278

Small Company Value Fund Class II
Sold	204,398	$3,481,747	245,227	$4,150,868
Issued as reinvestment of dividends	-	-	673,465	10,256,867
Redeemed	(594,276)	(10,140,962)	(787,220)	(13,327,607)

Net increase (decrease)	(389,878)	$(6,659,215)	131,472	$1,080,128

Small Company Value Fund Service Class I
Sold	159,955	$2,658,951	384,126	$6,338,052
Issued as reinvestment of dividends	-	-	144,351	2,139,278
Redeemed	(86,702)	(1,426,213)	(189,368)	(3,143,340)

Net increase (decrease)	73,253	$1,232,738	339,109	$5,333,990

Small/Mid Cap Value Fund Initial Class
Sold	634,590	$8,900,673	932,151	$12,499,876
Issued as reinvestment of dividends	-	-	1,069,048	13,127,909
Redeemed	(1,473,834)	(20,830,082)	(2,994,947)	(39,996,244)

Net increase (decrease)	(839,244)	$(11,929,409)	(993,748)	$(14,368,459)

Small/Mid Cap Value Fund Service Class
Sold	122,551	$1,702,166	269,021	$3,566,299
Issued as reinvestment of dividends	-	-	106,304	1,293,719
Redeemed	(135,202)	(1,879,260)	(250,665)	(3,318,248)

Net increase (decrease)	(12,651)	$(177,094)	124,660	$1,541,770

Total Return Bond Fund Class II
Sold	3,543,379	$36,290,105	5,523,539	$57,254,481
Issued as reinvestment of dividends	-	-	800,791	8,304,200
Redeemed	(4,059,551)	(41,380,284)	(5,236,172)	(54,333,433)

Net increase (decrease)	(516,172)	$(5,090,179)	1,088,158	$11,225,248

Total Return Bond Fund Service Class I
Sold	360,991	$3,645,993	573,867	$5,906,177
Issued as reinvestment of dividends	-	-	36,247	372,986
Redeemed	(147,492)	(1,489,072)	(356,440)	(3,664,268)

Net increase (decrease)	213,499	$2,156,921	253,674	$2,614,895

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At June 30, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$220,503,561	$169,869,546	$(2,191,872)	$167,677,674
Equity Income Fund	405,285,444	109,399,451	(18,232,249)	91,167,202
Equity Index Fund	417,654,951	298,288,086	(11,120,838)	287,167,248
Focused Equity Fund	58,175,897	6,797,557	(693,040)	6,104,517
Foreign Fund	307,740,119	54,088,569	(18,790,270)	35,298,299
Fundamental Growth Fund	85,616,202	26,754,358	(841,782)	25,912,576
Fundamental Value Fund	169,208,672	52,569,881	(5,027,108)	47,542,773
Global Fund	203,176,453	46,393,697	(7,320,265)	39,073,432
Growth & Income Fund	95,077,785	48,302,781	(2,752,833)	45,549,948
Income & Growth Fund	287,438,595	27,949,879	(16,986,412)	10,963,467
International Equity Fund	179,147,510	12,656,500	(10,155,429)	2,501,071
Large Cap Growth Fund	77,378,814	30,726,139	(1,952,564)	28,773,575
Managed Volatility Fund	124,684,140	58,106,836	(7,055,770)	51,051,066
Mid Cap Growth Fund	356,062,031	139,496,224	(9,733,113)	129,763,111
Mid Cap Value Fund	421,298,983	52,450,432	(15,657,538)	36,792,894
Small Cap Growth Equity Fund	184,786,891	46,352,802	(5,641,659)	40,711,143
Small Company Value Fund	81,896,240	32,255,739	(1,904,262)	30,351,477
Small/Mid Cap Value Fund	188,929,789	41,863,225	(4,448,486)	37,414,739
Total Return Bond Fund	474,227,638	5,269,230	(9,177,028)	(3,907,798)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2017, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

	Expiring 2018	Expiring 2019
Foreign Fund	$4,482,917	$-

Net capital loss carryforwards for the Fund(s) shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2017, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Foreign Fund	$989,451	$5,128,501
Managed Volatility Fund	12,401,183	2,198,954
Total Return Bond Fund	1,111,390	-

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Blue Chip Growth Fund	$32,478	$31,350,121	$-
Equity Income Fund	11,528,073	32,481,902	-
Equity Index Fund	8,997,680	18,513,190	-
Focused Equity Fund	3,204,748	11,024,919	-
Foreign Fund	8,050,023	-	-
Fundamental Growth Fund	1,370,046	14,251,776	-
Fundamental Value Fund	4,677,319	15,548,061	-
Global Fund	2,880,184	18,112,120	-
Growth & Income Fund	1,199,185	-	-
Income & Growth Fund	5,911,133	19,943,443	-
International Equity Fund	2,912,998	-	-
Large Cap Growth Fund	5,221,204	22,755,669	-
Managed Volatility Fund	2,266,613	-	-
Mid Cap Growth Fund	2,119,102	41,984,034	-
Mid Cap Value Fund	12,193,913	23,588,398	-
Small Cap Growth Equity Fund	-	8,035,764	-
Small Company Value Fund	574,508	11,821,637	-
Small/Mid Cap Value Fund	1,463,885	12,957,743	-
Total Return Bond Fund	8,677,186	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2017:

Amount
Foreign Fund	$613,799
Global Fund	212,987
International Equity Fund	330,740

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2017, temporary book and tax accounting differences were

Notes to Financial Statements (Unaudited) (Continued)

primarily attributable to investments in forward contracts, futures contracts, options contracts, premium amortization accruals, passive foreign investment companies, non-taxable dividends basis adjustments, partnership basis adjustments, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$2,763,246	$69,638,731	$(55,713)	$157,925,256
Equity Income Fund	10,755,710	47,677,945	(84,137)	121,560,703
Equity Index Fund	13,597,952	24,611,720	(107,812)	299,020,320
Focused Equity Fund	11,225,414	26,461,182	(16,129)	6,889,215
Foreign Fund	7,876,575	(10,600,869)	(60,846)	64,251,708
Fundamental Growth Fund	3,311,549	29,264,946	(21,797)	27,114,400
Fundamental Value Fund	4,541,691	18,891,944	(27,666)	60,457,447
Global Fund	3,160,121	28,713,299	(27,193)	53,523,513
Growth & Income Fund	1,305,606	-	(28,875)	52,990,787
Income & Growth Fund	12,043,543	63,072,984	(35,952)	25,257,275
International Equity Fund	2,955,082	1,214,397	(12,902)	27,040,128
Large Cap Growth Fund	2,955,808	4,998,580	(25,837)	32,356,960
Managed Volatility Fund	2,082,926	(14,600,137)	1,177,594	51,513,229
Mid Cap Growth Fund	2,939,553	56,962,957	(64,549)	143,937,882
Mid Cap Value Fund	12,760,384	41,565,098	(76,972)	61,074,895
Small Cap Growth Equity Fund	8,285,139	14,505,105	(48,314)	38,552,113
Small Company Value Fund	433,547	6,129,729	(14,525)	34,356,883
Small/Mid Cap Value Fund	1,757,941	22,556,194	(36,895)	44,718,549
Total Return Bond Fund	7,676,242	(1,111,390)	(47,182)	(471,680)

The Funds did not have any unrecognized tax benefits at June 30, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2018, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation,

Notes to Financial Statements (Unaudited) (Continued)

particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provides for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date will still be required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information will be subject to examination by the SEC staff.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in May and June 2018, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blue Chip Growth Fund, Equity Income Fund, Equity Index Fund, Focused Equity Fund, Foreign Fund, Fundamental Growth Fund, Fundamental Value Fund, Global Fund, Growth & Income Fund, Income & Growth Fund, International Equity Fund, Large Cap Growth Fund, Managed Volatility Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Equity Fund, Small Company Value Fund, Small/Mid Cap Value Fund, and Total Return Bond Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2017. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of a number of Funds, total net expense information showed the Funds to be in the first or second comparative quartile of their peer groups (least expensive), and performance information showed the Funds to have had first or second comparative quartile investment performance in their performance categories for the most recent one- and three-year periods. These Funds included the Small/Mid Cap Value Fund, Income & Growth Fund, Equity Index Fund, Managed Volatility Fund, and Growth & Income Fund. The Committee also considered that the Focused Equity Fund and Large Cap Growth Fund each had total net expenses in the second comparative quartile, and had performance that improved from the three-year period to the one-year period from the third or fourth comparative quartile to the second comparative quartile. The Committee determined that, with respect to the aforementioned Funds, further inquiry as to expense or performance was not warranted at this time.

The Committee noted the following expense considerations in respect of Funds that had achieved performance in the top comparative quartile:

•

International Equity Fund – The Committee considered that, although the Fund’s total net expense ratio was in the fourth comparative quartile (80th percentile), the Fund’s net advisory fee is in the second comparative quartile (34th percentile), and the Fund’s relative performance was in the first comparative decile for the one- and three-year periods (9th percentile in each case). They considered MML Advisers’ statement that the Fund has a very strong long-term performance record.

•

Blue Chip Growth Fund – The Committee noted that the Fund has total net expenses in the fourth comparative quartile (82nd percentile). The Committee considered MML Advisers’ statement that, although the Fund’s net advisory fee was in the fourth comparative quartile (88th percentile), services provided for that fee include administrative service fees (which are used in part to provide shareholder services) in addition to advisory fees, and that, if those administrative service fees were charged separately, the Fund’s net advisory fee would be below the peer group median. The Committee considered that the Fund achieved first comparative quartile performance for the one- and three-year periods (9th and 6th percentiles, respectively).

The Committee considered information regarding the Funds with total net expense ratios in the second comparative quartile (or slightly above median) that had underperformed in recent periods compared to their performance category.

•

Global Fund – The Committee noted that the Fund’s total net expenses were at approximately the peer group median (54th percentile), and its net advisory fee was in the second comparative quartile (39th percentile). The Committee considered MML Advisers’ statements that, although the Fund experienced performance in the third comparative quartile for the one-year period (60th percentile), the Fund had achieved performance for the three-year period in the second comparative quartile (39th percentile), and that the Fund’s subadviser has a very strong long-term track record of results in this strategy.

•

Mid Cap Growth Fund – The Committee considered that the Fund had total net expenses in the second comparative quartile (36th percentile), and that the Fund’s net advisory fee was in the third comparative quartile (65th percentile), although two basis points above the peer group median. The Committee considered that, although the Fund had experienced performance in the third comparative quartile for the one-year period (67th percentile), it had achieved three-year performance in the first comparative decile (6th percentile). The Committee considered MML Advisers’ statements that in the one-year period the Fund had experienced portfolio volatility in the first comparative quartile (low volatility), that the Fund’s underperformance in the one-year period had been the result in part of its underexposure to companies that were expected to benefit from recent tax reform, and that MML Advisers remains confident in the portfolio management team.

•

Mid Cap Value Fund – The Committee considered MML Advisers’ statement that, although the Fund’s total net expense ratio was in the third comparative quartile (74th percentile), it was 4 basis points above the peer group median. The Committee considered that the Fund’s net advisory fee was in the fourth comparative quartile (87th percentile), and considered MML Advisers’ statement that administrative service fees paid by the Fund to support shareholder servicing contributed significantly to the high relative net advisory fee. The Committee considered that, although the Fund had experienced performance in the one-year period in the third comparative quartile (72nd percentile), the Fund had achieved three-year performance in the first comparative quartile (14th percentile).

Other Information (Unaudited) (Continued)

The Committee considered information regarding the Funds with total net expense ratios in the third or fourth comparative quartiles and that had experienced performance in the third or fourth comparative quartiles.

•

Small Company Value Fund – The Committee considered that although the Fund’s total net expense ratio is in the third comparative quartile (69th percentile), the Fund’s net advisory fee is at the peer group median. The Committee considered that, although the Fund had experienced one-year performance in the third comparative quartile (62nd percentile), it had achieved three-year performance in the first comparative decile (3rd percentile).

•

Equity Income Fund – The Committee considered that the Fund’s total net expense ratio is in the fourth comparative quartile (89th percentile) and its net advisory fee is the highest among its peers and 8 basis points higher than the peer group median. The Committee considered MML Advisers’ statements that the Fund’s total net expense ratio is five basis points above the peer group median, and that services provided for the advisory fee include administrative service fees (which are used in part to provide shareholder services), and that, if those administrative service fees were charged separately, the Fund’s net advisory fee would be below the peer group median. The Committee considered that the Fund’s performance had improved from the third comparative quartile (55th percentile) for the three-year period to the second comparative quartile (49th percentile) for the one-year period. The Committee considered MML Advisers’ statement that the Fund’s performance had improved substantially over the two years when the current portfolio manager has been in place.

•

Foreign Fund – The Committee considered that the Fund has a total net expense ratio in the fourth comparative quartile (77th percentile). The Committee considered MML Advisers’ statement that, although the Fund’s net advisory fee was in the fourth comparative quartile (95th percentile), services provided for that fee include administrative service fees (which are used in part to provide shareholder services), and that, if those administrative service fees were charged separately, the Fund’s net advisory fee would be in line with the peer group median. The Committee considered that the Fund had experienced one-year performance in the third comparative quartile (73rd percentile) and three-year performance in the fourth comparative quartile (91st percentile). The Committee considered MML Advisers’ statements that the subadviser appears focused on improving performance and that MML Advisers considers this Fund to be a high oversight priority in the current year.

•

Fundamental Growth Fund – The Committee noted that, although the Fund’s total net expense ratio was in the third comparative quartile (65th percentile), its net advisory fee was in the first comparative quartile (25th percentile). The Committee considered that, although the Fund had experienced third comparative quartile performance (70th percentile) for the one-year period, it had achieved three-year performance at the 51st percentile. The Committee also considered MML Advisers’ statement that the volatility of the Fund’s portfolio has been low relative to its peers, and that the subadviser should be seen to have achieved favorable relative risk-adjusted returns.

•

Fundamental Value Fund – The Committee considered MML Advisers’ statement that, although the Fund’s total net expenses were in the third comparative quartile (74th percentile), the Fund’s net advisory fee was in the first comparative quartile (14th percentile), and that MML Advisers had implemented a new advisory fee waiver in 2017. The Committee considered that the Fund had experienced one- and three-year performance in the third comparative quartile (68th and 73rd percentiles, respectively). The Committee considered MML Advisers’ statement that it remains confident in the Fund’s subadviser.

•

Small Cap Growth Equity Fund – The Committee considered that the Fund’s total net expense ratio was in the fourth comparative quartile (88th percentile) and its net advisory fee is the highest among its peers. The Committee considered MML Advisers’ statement that services provided for that fee include administrative service fees (which are used in part to provide shareholder services), and that, if those administrative service fees were charged separately, the Fund’s net advisory fee would compare more favorably to the Funds’ peers. The Committee also considered MML Advisers’ statement that it had implemented a new advisory fee waiver in 2017. The Committee considered MML Advisers’ statement that the Fund’s performance was in the third comparative quartile for both the one- and three-year periods, but had improved from the 74th to the 65th percentiles as between the periods, that the Fund’s performance to date in 2018 had improved further, and that the Fund’s five-year performance was in the 27th percentile. The Committee also considered MML Advisers’ statement that its profitability on the Fund is relatively low due to the relatively high subadvisory fee. The Committee considered MML Advisers’ statement that it considers the Fund’s subadviser to be a top-tier manager and that managers of that quality are generally expensive, resulting in a relatively high net advisory fee for the Fund. The Committee also noted MML Advisers’ statement that the subadviser had reduced its fee in 2017, and that the savings were passed on to shareholders.

•

Total Return Bond Fund – The Committee considered that, although the Fund has total net expenses in the third comparative quartile (54th percentile), the Fund’s net advisory fee is in the first comparative quartile (24th percentile). The Committee

Other Information (Unaudited) (Continued)

considered that the Fund has experienced one- and three-year performance in the fourth comparative quartile (88th and 84th percentiles, respectively). The Committee considered MML Advisers’ statements that the subadviser’s investment strategy, which does not typically take substantial credit or duration risk, has been out of favor recently, but that the Fund has been outperforming to date in 2018. The Committee considered MML Advisers’ statement that it continues to have conviction in the Fund’s portfolio management team and process.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.” Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2018

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2018:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2018.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Initial Class	$1,000	0.79%	$1,117.20	$4.12	$1,020.80	$3.94
Service Class	1,000	1.04%	1,116.10	5.43	1,019.50	5.18
Equity Income Fund
Initial Class	1,000	0.76%	995.20	3.74	1,020.90	3.79
Service Class	1,000	1.01%	994.30	4.97	1,019.70	5.03
Equity Index Fund
Class I	1,000	0.42%	1,024.20	2.10	1,022.60	2.09
Class II	1,000	0.27%	1,025.20	1.35	1,023.30	1.35
Class III	1,000	0.12%	1,025.80	0.60	1,024.10	0.60
Service Class I	1,000	0.67%	1,023.20	3.34	1,021.40	3.34
Focused Equity Fund
Class II	1,000	0.83%	1,027.60	4.15	1,020.60	4.14
Service Class I	1,000	1.08%	1,026.40	5.40	1,019.30	5.38
Foreign Fund
Initial Class	1,000	0.97%	961.80	4.69	1,019.90	4.83
Service Class	1,000	1.22%	960.60	5.90	1,018.60	6.07

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Fundamental Growth Fund
Class II	$1,000	0.83%	$1,088.10	$4.27	$1,020.60	$4.14
Service Class I	1,000	1.08%	1,086.30	5.56	1,019.30	5.38
Fundamental Value Fund
Class II	1,000	0.77%	987.70	3.77	1,020.90	3.84
Service Class I	1,000	1.02%	986.20	5.00	1,019.60	5.08
Global Fund
Class I	1,000	0.83%	980.80	4.05	1,020.60	4.14
Class II	1,000	0.83%	980.50	4.05	1,020.60	4.14
Service Class I	1,000	1.08%	979.10	5.27	1,019.30	5.38
Growth & Income Fund
Initial Class	1,000	0.56%	1,013.80	2.78	1,021.90	2.79
Service Class	1,000	0.81%	1,012.20	4.02	1,020.70	4.04
Income & Growth Fund
Initial Class	1,000	0.70%	975.60	3.41	1,021.20	3.49
Service Class	1,000	0.95%	973.80	4.62	1,020.00	4.73
International Equity Fund
Class II	1,000	1.00%	924.80	4.75	1,019.70	4.98
Service Class I	1,000	1.25%	922.80	5.93	1,018.50	6.22
Large Cap Growth Fund
Initial Class	1,000	0.71%	1,034.60	3.56	1,021.20	3.54
Service Class	1,000	0.96%	1,034.70	4.82	1,019.90	4.78
Managed Volatility Fund
Initial Class	1,000	0.88%	995.90	4.33	1,020.30	4.38
Service Class	1,000	1.13%	994.70	5.56	1,019.10	5.63
Mid Cap Growth Fund
Initial Class	1,000	0.81%	1,049.40	4.09	1,020.70	4.04
Service Class	1,000	1.06%	1,047.90	5.35	1,019.40	5.28
Mid Cap Value Fund
Initial Class	1,000	0.88%	991.80	4.32	1,020.30	4.38
Service Class	1,000	1.13%	990.00	5.54	1,019.10	5.63
Small Cap Growth Equity Fund
Initial Class	1,000	1.07%	1,106.60	5.56	1,019.40	5.33
Service Class	1,000	1.32%	1,105.20	6.85	1,018.10	6.57
Small Company Value Fund
Class II	1,000	0.97%	1,035.50	4.87	1,019.90	4.83
Service Class I	1,000	1.22%	1,034.70	6.12	1,018.60	6.07
Small/Mid Cap Value Fund
Initial Class	1,000	0.79%	1,025.70	3.95	1,020.80	3.94
Service Class	1,000	1.04%	1,024.50	5.19	1,019.50	5.18
Total Return Bond Fund
Class II	1,000	0.60%	986.50	2.94	1,021.70	2.99
Service Class I	1,000	0.85%	984.40	4.16	1,020.50	4.23

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2018, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2018 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-45237-00

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2018

We believe in
investing in global
companies for the
long term.

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	Fund reviews

Investment portfolios

45	Global Growth Fund
48	Global Small Capitalization Fund
52	Growth Fund
55	International Fund
58	New World Fund®
62	Blue Chip Income and Growth Fund
65	Global Growth and Income Fund
68	Growth-Income Fund
71	International Growth and Income Fund
74	Capital Income Builder®
78	Asset Allocation Fund
83	Global Balanced Fund
88	Bond Fund
94	Global Bond Fund
100	High-Income Bond Fund
105	Mortgage Fund
109	Ultra-Short Bond Fund
111	U.S. Government/AAA-Rated Securities Fund
115	Managed Risk Growth Fund
116	Managed Risk International Fund
117	Managed Risk Blue Chip Income and Growth Fund
118	Managed Risk Growth-Income Fund
119	Managed Risk Asset Allocation Fund
120	Financial statements

Fellow investors:

Global stocks were little changed for the six months ended June 30, 2018, with the MSCI ACWI (All Country World Index)1 — a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes — returning –0.43%. Strong corporate earnings and ongoing central bank stimulus measures helped mitigate investor concerns about deteriorating trade relations, uncertainty related to political elections and rising U.S. interest rates.

The United States had one of the strongest markets, as the MSCI USA Index1 (a free float-adjusted, market capitalization-weighted index that is designed to measure the U.S. portion of the world market) advanced 2.90%. The U.S. economic expansion continued into its 10th year, showing sustained strength even as trade tariffs led to heightened global tensions and occasionally volatile markets. Rising wages and low unemployment supported consumer spending, while inflation has only gradually accelerated. A sweeping overhaul of the tax code and a lightening of the regulatory regime boosted earnings projections for companies in certain sectors. Higher confidence also led many companies to increase capital expenditures and employee compensation.

Repeating a theme, information technology companies in particular advanced, supported by generally better than expected corporate earnings in the sector. Stocks of cyclical companies led gains, outpacing those in more defensive companies amid continued evidence of a broad-based global economic recovery, though recently there have been some signs of slowing in the rest of the world. In the current environment, there have been spikes in market volatility. For instance, volatility peaked at the beginning of the year as investor anxieties around inflationary pressures and climbing interest rates sent markets sharply lower, resulting in the first market correction (or roughly 10% loss) since early 2016. More recent bouts of volatility have been due to more aggressive U.S. trade policy.

The U.S. Federal Reserve increased short-term interest rates in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year. These rate hikes are steps toward normalization after central banks have pursued accommodative monetary policies focused on healing stresses in the global financial system caused by the 2008 financial crisis.

In Europe, markets have been pressured by political turmoil in Italy and Spain, and the eurozone grew at a slower pace. Share prices declined as Italian leaders struggled to form a coalition government amid investor worries about Italy leaving the EU, and U.S. officials announced tariffs on steel and aluminum imports from allies, including the European Union, Mexico and Canada. In June, the European Central Bank announced it plans to end quantitative easing at the end of the year given the right economic conditions. Overall, the MSCI Europe Index lost 3.23% led by Austria (-8.69%), Germany (–7.39%) and Switzerland (–6.92%). Elsewhere among developed

See page 2 for footnotes.

American Funds Insurance Series	1

markets, Japanese equities slipped 2.03% with news of a decrease in the country’s GDP and as Japan’s policy board lowered its inflation expectations for 2018 amid tepid wage growth. Outside developed economies, most emerging markets were negatively impacted by a strengthening U.S. dollar and political uncertainty ahead of elections in several developing countries. Economic conditions in Turkey (–29.61%) and Brazil (–17.29%) hurt sentiment as well.

In bond markets, U.S. investment-grade debt (as measured by the Bloomberg Barclays U.S. Corporate Investment Grade Index2 of BBB/Baa-rated and above publically issued U.S. corporate and foreign debentures and secured notes) declined 3.27%, while U.S. high-yield corporate debt (as measured by the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index2 of fixed-rate, non-investment-grade debt that limits the maximum exposure of any one issuer to 2%) marginally rose 0.16%, as investors sought higher yields than those offered by U.S. Treasuries. Bloomberg Barclays Global Aggregate Index2, a measure of global investment-grade bonds lost 1.46%, while the Bloomberg Barclays U.S. Aggregate Index2 (which measures U.S. investment-grade bonds) fell 1.62%. The 10-year Treasury yield, which stood at 2.40% on December 31, 2017, rose to 2.85%. U.S. dollar–denominated emerging markets bonds, as measured by the J.P. Morgan EMBI (Emerging Markets Bond Index) Global3, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities, (including Brady bonds, loans and Eurobonds) fell 5.23% hurt by rising U.S. Treasury yields and a dollar rally.

The U.S. dollar appreciated against most currencies. In developed markets, the Canadian dollar (–4.75%), euro (–2.77%) and the Swiss franc (–1.86%) slid, while the Japanese yen (1.70%) gained against the greenback.

American Funds Insurance Series funds recorded mixed returns during the period and select funds with exposure to growth stocks enjoyed the highest returns.

The road ahead

The U.S. economy is healthy and appears to have recovered from the 2008-2009 financial crisis. Although conventional wisdom is that higher interest rates are bad for stocks, that’s not always the case. When U.S. rates rise against a backdrop of a strong economy, equities can rise along with bond yields. As such, we remain optimistic about the long-term outlook for U.S. equity markets. The current synchronized global economic recovery is also supportive of underlying corporate earnings growth in the U.S., while relatively low inflation, moderately rising commodity prices and broadly accommodative monetary policies should provide a favorable backdrop.

That said, we think equity valuations are above average in the United States, and geopolitical risks are rising. Thus, we may be entering a more moderate return environment compared to the strong returns of the past few years. Trade tensions between the U.S. and China pose challenges to global commerce and we will be watching those events closely. This and other trade disputes, coupled with tighter U.S. monetary policy, are likely to produce further market volatility. In addition, the adjustment to a more normalized interest rate environment could spark subsequent temporary downturns as the market adapts to fewer stimulus measures.

We remain confident in our ability to find attractive companies for the long term. We continue to stay the course of conducting deep fundamental research, with a long-term horizon, and an eye toward valuation and risk. We are optimistic that our robust investment process, and our ability to identify solid companies at good valuations based on bottom-up analysis, can serve our investors well in the long run.

We continue to have confidence this will remain the case, and thank you for your support. We look forward to reporting to you again in six months’ time.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro
President

August 14, 2018

All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.
[2]	Source: Bloomberg Index Services Ltd.
[3]	This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg.

2	American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for Global Growth and Income Fund from May 1, 2006, through December 31, 2008, for International Growth and Income Fund from November 18, 2008, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for all managed risk funds except Managed Risk Blue Chip Income and Growth Fund and Managed Risk Asset Allocation Fund. The waivers and reimbursements will be in effect through at least May 1, 2019, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series –International FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series –Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series	3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund rose 3.18% for the six months ended June 30, 2018, compared with a 0.43% decrease for the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. As information technology stocks continued to push higher, defensive stocks pulled markets lower — weighed down by losses in the consumer staples and telecommunication services sectors.

An eclectic mix of financials and consumer discretionary investments boosted the fund’s relative returns. Amazon reported strong first-quarter earnings that beat analyst estimates thanks to Prime and Amazon Web Services, and was the top contributor to the fund’s returns. India’s fourth-largest private sector bank, Kotak Mahindra, was also additive as the company surged on solid fourth-quarter earnings.

Investments in consumer staples were the biggest drag on results. British American Tobacco hindered returns the most amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation.

On a geographic basis, stocks of companies domiciled in the U.S., Germany and the Netherlands were additive to results, while stocks of companies based in the U.K., the Philippines and Finland lagged.

Despite soaring valuations, the fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high-quality products, and whose values are not yet fully reflected in their share prices.

Country diversification by domicile	Percent of net assets
The Americas
United States	39.5%
Other	1.4
40.9

Europe
United Kingdom	7.8
Netherlands	4.9
France	4.5
Switzerland	2.9
Germany	1.5
Russian Federation	1.4
Denmark	1.3
Spain	1.1
Other	2.3
27.7

Asia/Pacific Basin
China	5.5
Japan	4.6
Taiwan	3.8
Hong Kong	3.2
India	1.9
Other	1.8
20.8

Other regions
South Africa	1.3

Short-term securities & other assets less liabilities	9.3

Total	100.0%

4	American Funds Insurance Series

Global Growth Fund

Largest individual equity securities	Percent of net assets
Amazon	7.11%
ASML	3.70
Alphabet	3.60
TSMC	3.25
Facebook	2.78
Microsoft	2.49
Airbus Group	2.20
Visa	2.11
AIA Group	2.09
Alibaba Group	2.00

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio

Class 1	3.18%	14.52%	12.67%	9.12%	10.03%	.55%
Class 1A	3.07	14.26	12.40	8.86	9.76	.80	[2]
Class 2	3.03	14.24	12.38	8.85	9.76	.80
Class 4	2.92	13.92	12.13	8.62	9.50	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 4.58% for the six months ended June 30, 2018. Its benchmark, the MSCI All Country World Small Cap Index,1 a free float-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, gained 1.46%.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing global economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. As information technology stocks continued to push higher, defensive stocks pulled markets lower — weighed down by losses in the consumer staples and telecommunication services sectors.

Fund holdings in the health care sector, which include companies specializing in everything from biotechnology and pharmaceuticals to life sciences tools and services industries, aided returns. Wuxi Biologics and Insulet Corporation surged to all-time highs led by strong earnings and revenue growth, respectively. However, the fund’s investments in industrials stocks, such as International Container Terminal Services and Johnson Electric Holdings, hurt results.

While investments in U.S. companies were additive to returns, investments in companies domiciled in the Philippines detracted.

The fund’s portfolio managers continue to seek investment opportunities in undervalued companies that have the potential to change industries and benefit our shareholders. They believe rigorous bottom-up research into each potential equity investment can help achieve this goal. The fund currently holds some 200 companies diversified across geographies and industries. As always, we maintain our commitment to investing for the long term.

Country diversification by domicile	Percent of net assets
The Americas
United States	42.3%
Canada	2.5
Other	.6
45.4

Asia/Pacific Basin
Japan	7.8
China	5.1
India	4.3
Hong Kong	3.3
Taiwan	1.3
South Korea	1.2
Thailand	1.2
Philippines	1.1
Other	1.3
26.6

Europe
United Kingdom	11.0
Germany	1.6
Sweden	1.3
Italy	1.0
Other	4.4
19.3

Short-term securities & other assets less liabilities	8.7

Total	100.0%

Largest individual equity securities	Percent of net assets
GW Pharmaceuticals	2.42%
Insulet	1.76
Integra LifeSciences Holdings	1.54
iRhythm	1.53
Kotak Mahindra Bank	1.50
Melco International Development	1.25
China Biologic Products	1.21
Madrigal Pharmaceuticals	1.16
GVC Holdings	1.15
ENN Energy Holdings	1.14

6	American Funds Insurance Series

Global Small Capitalization Fund

Average annual  total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio

Class 1	4.58%	17.00%	10.38%	6.11%	9.79%	.74%
Class 1A	4.49	16.74	10.13	5.86	9.52	.99	[2]
Class 2	4.46	16.68	10.11	5.85	9.52	.99
Class 4	4.33	16.43	9.84	5.60	9.25	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 9.95% for the six months ended June 30, 2018, compared with a 2.65% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. Repeating a common theme, information technology companies advanced, supported by generally better than expected corporate earnings in the sector. Outside the U.S., European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Investments in the consumer discretionary and health care sectors boosted the fund’s returns. Among the fund’s top contributors to returns (posting at least double-digit gains) were consumer discretionary companies Amazon and Netflix. As Amazon’s Prime subscriber base exceeded 100 million, an increase in the number of subscriptions for Netflix boosted the company’s revenue growth. Some companies in the financials sector detracted from absolute results, led by Wells Fargo as the bank came under continued pressure because of probes into its sales practices.

Although U.S. economic growth remained strong, the fund’s portfolio managers are keeping a close watch on economic indicators, such as wage growth and fiscal policy, including outcomes of the recent U.S. tax bill. Portfolio managers continue to favor well-positioned, growth-oriented companies that are capable of generating free cash flow in myriad economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

Largest individual equity securities	Percent of net assets
Amazon	7.57%
Facebook	5.53
Alphabet	4.82
Microsoft	4.30
Netflix	3.20
Broadcom	3.06
UnitedHealth Group	2.98
ASML	2.75
Tesla	2.41
Wells Fargo	2.15

8	American Funds Insurance Series

Growth Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	9.95%	22.81%	16.42%	10.46%	12.95%	.35%
Class 1A	9.81	22.51	16.14	10.19	12.67	.60	[2]
Class 2	9.83	22.52	16.13	10.19	12.67	.60
Class 3	9.86	22.60	16.21	10.26	12.74	.53
Class 4	9.68	22.20	15.84	9.93	12.39	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund marginally declined 0.02% for the six months ended June 30, 2018. Its benchmark, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.), fell 3.77%.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. As information technology stocks continued to push higher, defensive stocks pulled markets lower – weighed down by losses in the consumer staples and telecommunication services sectors.

Investments in the utilities sector boosted returns with ENN Energy and China Gas Holdings among the top contributors thanks to rising demand for natural gas in China. Investments in the financials sector hindered absolute results, pressured by geopolitical headwinds and a flattening yield curve.

The fund’s portfolio managers continue to monitor key indicators in advanced countries – from wage growth and inflation dynamics to the impact of technology and demographics on productivity – as they seek the flexibility to pivot to areas of opportunity. Our focus on a company’s fundamental growth drivers and intrinsic worth is critical to helping us identify investments that we believe represent the best value over the long term.

Country diversification by domicile	Percent of net assets
Asia/Pacific Basin
Japan	13.4%
China	8.5
Hong Kong	8.0
India	6.1
South Korea	5.2
Australia	1.3
Other	2.0
44.5

Europe
United Kingdom	13.3
France	9.4
Switzerland	4.2
Germany	2.8
Spain	2.4
Netherlands	1.9
Ireland	1.5
Other	2.5
38.0

The Americas
Canada	3.3
Brazil	2.3
United States	1.5
Other	.1
7.2

Other regions
Israel	1.7
Other	.7
2.4

Short-term securities & other assets less liabilities	7.9

Total	100.0%

Largest equity securities	Percent of net assets
Airbus Group	3.48%
AIA Group	3.34
HDFC Bank	2.58
Samsung Electronics	2.52
Tencent	2.32
Alibaba Group Holding	2.11
Novartis	1.97
Teva Pharmaceutical Industries	1.71
Royal Dutch Shell	1.48
Rolls-Royce Holdings	1.40

10	American Funds Insurance Series

International Fund

Average annual  total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

Class 1	–.02%	11.56%	8.65%	4.92%	8.39%	.54%
Class 1A	–.13	11.30	8.38	4.66	8.12	.79	[2]
Class 2	–.16	11.30	8.37	4.66	8.12	.79
Class 3	–.10	11.35	8.45	4.73	8.20	.72
Class 4	–.28	11.01	8.10	4.42	7.86	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was down 3.89% for the six months ended June 30, 2018. Its benchmark index, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), marginally declined 0.43%. The MSCI Emerging Markets Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), decreased by 6.66%.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. Emerging markets were under pressure due to a stronger U.S. dollar, geopolitics and tightening global liquidity.

The fund’s relative returns outpaced most emerging markets. Investments in the information technology and energy sectors were beneficial to the fund. Condiment maker Foshan Haitian Flavoring & Food rose on the back of China’s strong economic growth. Among detractors, investments in the financials sector hurt results with Grupo Financiero Galicia hindering returns despite reporting strong fourth-quarter profits.

While the broad stock market has rallied amid a global economic recovery, at this point in the market cycle selectivity and close attention to individual holdings are particularly important. The fund’s portfolio managers continue to pursue a bottom-up approach to investing and continue to search for undervalued companies with solid foundations around the world.

Country diversification by domicile	Percent of net assets
Asia/Pacific Basin
China	14.8%
India	13.0
Japan	3.8
Taiwan	2.9
Hong Kong	2.3
South Korea	1.1
Australia	1.0
Other	2.1
41.0

The Americas
United States	12.6
Brazil	6.7
Canada	2.5
Argentina	2.0
Mexico	1.3
Other	.6
25.7

Europe
United Kingdom	8.0
France	3.6
Russian Federation	2.5
Switzerland	1.7
Other	2.7
18.5

Other regions
South Africa	1.2
Other	1.0
2.2

Short-term securities & other assets less liabilities	12.6

Total	100.0%

Largest equity securities	Percent of net assets
Reliance Industries	5.52%
TSMC	2.58
First Quantum Minerals	2.46
HDFC Bank	2.35
British American Tobacco	2.31
Airbus Group	2.05
Pagseguro Digital	1.97
Alphabet	1.97
Alibaba Group Holding	1.81
AIA Group	1.64

12	American Funds Insurance Series

New World Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Expense ratio

Class 1	–3.89%	8.81%	6.16%	4.17%	8.34%	.76%
Class 1A	–3.99	8.53	5.90	3.91	8.07	1.01	[2]
Class 2	–4.01	8.54	5.89	3.91	8.07	1.01
Class 4	–4.13	8.23	5.62	3.66	7.80	1.26

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 0.47% for the six months ended June 30, 2018, trailing the 2.65% rise in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. Repeating a common theme, information technology companies advanced, supported by generally better than expected corporate earnings in the sector. Outside the U.S., European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Investments in information technology and consumer discretionary companies boosted absolute results. Among the fund’s top contributors to absolute returns (posting double-digit gains) was consumer discretionary company Twenty-First Century Fox, which reported fiscal second-quarter earnings above analyst estimates led by higher revenues from its cable networking business.

Fund holdings in the consumer staples sector hindered returns. Investments in tobacco companies, such as Altria Group and British American Tobacco, hurt results amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation. Given the fund’s focus on investing in dividend-paying stocks, a lack of investments in certain growth stocks in the consumer discretionary sector – such as Amazon and Netflix – hampered relative results.

The fund’s portfolio managers are keeping a close watch on U.S. fiscal policy and geopolitics and its implications on the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of generating positive cash flow in myriad economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

Largest individual equity securities	Percent of net assets
AbbVie	6.84%
Wells Fargo	4.17
Amgen	3.28
Intel	3.08
Microsoft	3.04
EOG Resources	2.96
Abbott Laboratories	2.93
Teva Pharmaceutical Industries	2.90
CSX	2.75
Gilead Sciences	2.62

14	American Funds Insurance Series

Blue Chip Income and Growth Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio

Class 1.47%		11.36%	12.92%	9.96%	6.67%	.41%
Class 1A	.32	11.08	12.65	9.69	6.41	.66	[2]
Class 2.29		10.99	12.63	9.68	6.40	.66
Class 4.14		10.75	12.40	9.47	6.17	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund declined 0.79% for the six months ended June 30, 2018, compared with a 0.43% decrease in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. In Europe, markets have been pressured by political turmoil in Italy and Spain, while the eurozone grew at a slower pace. As information technology stocks continued to push higher, defensive stocks pulled markets lower — weighed down by losses in the consumer staples and telecommunication services sectors.

Several sectors including health care contributed to the fund’s returns. Health care companies UnitedHealth Group and Centene rallied on solid earnings reports and were among the top contributors to results. On the downside, investments in the consumer staples sector hindered returns. British American Tobacco was the top detractor amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation.

On a country basis, holdings in the U.S. and Denmark contributed the most to absolute returns, and holdings in the U.K. and Brazil were a drag on returns.

The fund’s portfolio managers recognize that we are in the late stages of a synchronized global economic recovery. With quantitative easing programs ending or set to end in the U.S. and Europe, the fund’s managers remain cautiously optimistic about the prospects of the global economy and are monitoring the potential impact of rising interest rates on global growth. Portfolio managers continue to invest based on a bottom-up approach to long-term investing and believe they can uncover promising companies with sustainable dividends and income.

Country diversification by domicile	Percent of net assets
The Americas
United States	36.5%
Brazil	3.8
Mexico	2.9
Other	.9
44.1

Europe
United Kingdom	11.1
France	6.4
Switzerland	2.8
Germany	2.1
Denmark	2.0
Ireland	1.3
Netherlands	1.0
Other	1.0
27.7

Asia/Pacific Basin
Japan	6.6
Taiwan	4.4
India	3.4
China	3.2
Hong Kong	1.1
Other	2.4
21.1

Other regions
Israel	.3

Short-term securities & other assets less liabilities	6.8

Total	100.0%

Largest equity securities	Percent of net assets
Nintendo	4.00%
British American Tobacco	3.32
Microsoft	3.11
Airbus Group	2.89
TSMC	2.58
UnitedHealth Group	2.45
Reliance Industries	2.03
Century Aluminum	1.76
United Microelectronics	1.50
Ørsted	1.46

16	American Funds Insurance Series

Global Growth and Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Expense ratio

Class 1	–.79%	9.16%	10.07%	7.14%	6.91%	.63%
Class 1A	–.99	8.91	9.82	6.89	6.66	.88	[2]
Class 2	–.90	8.92	9.81	6.88	6.65	.88
Class 4	–1.12	8.58	9.51	6.63	6.40	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 6.58% for the six months ended June 30, 2018. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, rose 2.65%.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. Repeating a common theme, information technology companies advanced, supported by generally better than expected corporate earnings in the sector. Outside the U.S., European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Regarding the fund, investments in the consumer discretionary sector contributed the most to the fund’s returns. Among consumer discretionary companies, Netflix and Amazon contributed the most to the fund’s results on the back of strong first-quarter earnings. As Amazon’s Prime subscriber base exceeded 100 million, an increase in the number of subscriptions for Netflix boosted the company’s revenue growth. On the downside, investments in the consumer staples sector weighed on absolute returns. British American Tobacco hindered sector results the most amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation.

The fund’s portfolio managers continue to look for compelling investment opportunities, while being cognizant that company valuations, in some cases, are elevated later in the market cycle.

Largest equity securities	Percent of net assets
Netflix	3.70%
Alphabet	3.37
Amazon	3.20
Microsoft	2.91
Facebook	2.15
AbbVie	1.93
UnitedHealth Group	1.69
JPMorgan Chase	1.56
Intel	1.45
Amgen	1.45

18	American Funds Insurance Series

Growth-Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	6.58%	18.99%	14.56%	10.16%	11.48%	.28%
Class 1A	6.46	18.69	14.29	9.90	11.21	.53	[2]
Class 2	6.44	18.68	14.27	9.88	11.21	.53
Class 3	6.50	18.75	14.35	9.96	11.28	.46
Class 4	6.33	18.39	13.98	9.63	10.93	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund declined 1.87% for the six months ended June 30, 2018, compared to the 3.77% decline in its benchmark index, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. In Europe, markets have been pressured by political turmoil in Italy and Spain, while the eurozone grew at a slower pace. As information technology stocks continued to push higher, defensive stocks pulled markets lower — weighed down by losses in the consumer staples and telecommunication services sectors.

The best contributors to the fund’s relative returns were the health care and industrials sectors due in part to good stock selection. Health care companies Hikma Pharmaceuticals and Daiichi Sankyo recorded double-digit returns and were the top contributors to the fund’s returns, despite reporting lower operating profits for the year that ended 2017 than for the previous period.

On the downside, investments in the financials sector detracted from the fund’s returns, pressured by geopolitical headwinds and a flattening yield curve. Among financials, Banco Santander and KB Financial Group were a drag on results, despite reporting growth in first-quarter profits.

The fund’s portfolio managers continue to monitor global geopolitics that may derail economic growth, and are optimistic that global research combined with the fund’s flexible mandate will help us identify attractive investment opportunities.

Country diversification by domicile	Percent of net assets
Europe
United Kingdom	22.4%
France	10.2
Switzerland	4.7
Germany	2.8
Spain	2.7
Russian Federation	2.4
Sweden	1.9
Denmark	1.8
Netherlands	1.6
Portugal	1.3
Norway	1.2
Italy	1.2
Other	1.3
55.5

Asia/Pacific Basin
China	7.6
Japan	6.3
Hong Kong	5.3
South Korea	4.3
India	3.2
Other	2.3
29.0

The Americas
Brazil	3.4
United States	1.1
Other	1.1
5.6

Other regions
Israel	1.2
Other	.7
1.9

Short-term securities & other assets less liabilities	8.0

Total	100.0%

Largest individual equity securities	Percent of net assets
Royal Dutch Shell	4.58%
Rio Tinto	4.16
British American Tobacco	3.21
HDFC Bank	2.58
Novartis	2.21
Airbus	2.03
Zurich Insurance Group	1.87
Shanghai International Airport	1.86
Samsung Electronics	1.85
Ørsted	1.82

20	American Funds Insurance Series

International Growth and Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	Lifetime (since November 18, 2008)	Expense ratio

Class 1	–1.87%	6.43%	5.70%	9.59%	.65%
Class 1A	–2.00	6.15	5.46	9.33	.90	[2]
Class 2	–1.98	6.13	5.44	9.32	.90
Class 4	–2.12	5.88	5.20	9.09	1.15

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, a mix of stocks and bonds, lost 2.11% for the six months ended June 30, 2018. During the same period, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), declined 0.43%. The Bloomberg Barclays U.S. Aggregate Index,2 which measures investment-grade U.S. bonds (rated BBB/Baa and above), fell by 1.62%. The index blend of 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index3 declined 0.72%. The Lipper Global Equity Income Funds Average,4 a measure of similar funds, decreased by 2.40%.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

In the equity portfolio, the best contributors to the fund’s absolute returns included investments in the consumer discretionary and industrials sectors. Synchronized global economic growth was accompanied by an uptick in capital spending in the U.S. that is expected to benefit companies in the industrials sector such as Boeing. Airbus also contributed to the fund’s results as the European plane maker promised to deliver more jets than ever before.

On the downside, investments in the consumer staples and telecommunication services sectors detracted from returns. While Vodafone hindered results the most amid news that its CEO is stepping down, Philip Morris International was among the top detractors amid mixed first-quarter earnings led by investor concerns about growth of its new tobacco products and loss of market share in many of its brands. The fixed income portfolio detracted from the fund’s relative returns due to curve positioning.

As the U.S. economy and markets ring in another year of expansion, the fund’s portfolio managers are monitoring these twin factors and remain confident about the prospects of continued economic growth in the near future. Portfolio managers are also optimistic that our bottom up approach to investing will help us identify attractive long-term investment opportunities, despite higher equity valuations in the U.S.

Country diversification by domicile	Percent of net assets
The Americas
United States	53.3%
Canada	2.7
56.0

Europe
United Kingdom	14.2
France	3.7
Switzerland	2.7
Italy	1.6
Sweden	1.3
Netherlands	1.3
Other	2.5
27.3

Asia/Pacific Basin
Hong Kong	3.2
Taiwan	2.0
Japan	1.5
Other	1.5
8.2

Short-term securities & other assets less liabilities	8.5

Total	100.0%

22	American Funds Insurance Series

Capital Income Builder

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	Lifetime (since May 1, 2014)	Expense ratio

Class 1	–2.11%	2.42%	3.25%	.54%
Class 1A	–2.23	2.20	2.99	.79	[5]
Class 2	–2.32	2.09	3.12	.79
Class 4	–2.36	1.92	2.73	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
[5]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 1.14% for the six months ended June 30, 2018. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65% over the same period, while the Bloomberg Barclays U.S. Aggregate Index,2 which measures investment-grade U.S. bonds (rated BBB/Baa and above), declined 1.62%. A blend of the two indexes, the 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index,3 advanced 1.00%.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Fund holdings in the information technology sector contributed the most to the fund’s absolute returns. Microsoft, led by strong third-quarter earnings, was a top contributor to the fund’s returns as the company continued to push into cloud computing and related software. Sales in the company’s personal computing segment also rose. Among other information technology companies, ASML and Intuit also enjoyed double-digit returns as both companies contributed to results.

Investments in the consumer staples sector detracted from the fund’s returns. British American Tobacco hindered sector returns the most amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation. The fund’s fixed income holdings were also a drag on relative returns due to curve positioning.

The fund’s portfolio managers continue to evaluate the economic and market-sector implications of the current administration’s decisions regarding fiscal policy and trade. The fund’s cash position allows portfolio managers to remain flexible and better navigate uncertainty by focusing on opportunities when stock prices are favorable.

Largest individual equity securities	Percent of net assets
Microsoft	2.75%
UnitedHealth Group	2.26
TSMC	2.24
ASML Holding	1.68
VeriSign	1.66
DowDuPont	1.50
Noble Energy	1.43
Broadcom	1.36
Johnson & Johnson	1.36
Intel	1.33

24	American Funds Insurance Series

Asset Allocation Fund

Average annual  total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio

Class 1	1.14%	8.82%	9.30%	7.96%	8.58%	.29%
Class 1A	1.00	8.54	9.04	7.70	8.31	.54	[4]
Class 2.98		8.51	9.02	7.69	8.31	.54
Class 3	1.07	8.63	9.10	7.77	8.38	.47
Class 4.86		8.23	8.79	7.47	8.05	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd. The 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund declined 0.47% for the six months ended June 30, 2018. The MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), decreased by 0.43%, while the Bloomberg Barclays Global Aggregate Index,2 a measure of investment-grade bonds (rated BBB/Baa and above), fell 1.46%. The 60%/40% MSCI ACWI/ Bloomberg Barclays Global Aggregate Index,3 a blend of the two indexes, declined 0.79%.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. Repeating a common theme, information technology companies advanced, supported by generally better than expected corporate earnings in the sector. Outside the U.S., European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Investments in the consumer discretionary sector boosted the fund’s returns, with Amazon among the top contributors. Amazon reported strong first-quarter earnings that beat analyst estimates thanks to Prime and Amazon Web Services. On the downside, investments in the information technology sector hindered returns. Brazilian online-payment company PagSeguro detracted the most from the fund’s returns as the company’s share price remained volatile since its IPO in January. In fixed income, currency exposure detracted from the fund’s returns led by emerging market debt.

The fund’s portfolio managers exercise caution and continue to monitor geopolitics that may derail the global economic recovery. Portfolio managers continue to stay the course of focusing on global research and bottom-up analysis.

Largest sectors in common stock holdings	Percent of net assets
Information technology	12.8%
Financials	7.8
Health care	6.3
Industrials	6.3
Energy	5.7

Largest fixed income holdings (by issuer)	Percent of net assets
U.S. Treasury	10.5%
Japanese Government	3.5
Mexican Government	1.1
Polish Government	1.1
Fannie Mae	1.0

26	American Funds Insurance Series

Global Balanced Fund

Currency diversification	Percent of net assets

	Equity securities	Bonds & notes	Forward currency contracts	Short–term securities & other assets less liabilities	Total
U.S. dollars	29.3%	18.6%	.2%	4.9%	53.0%
Euros	9.1	3.3	1.0	—	13.4
Japanese yen	4.8	3.5	1.4	—	9.7
British pounds	7.0	.7	.1	—	7.8
Swiss francs	2.7	—	—	—	2.7
Hong Kong dollars	2.5	—	—	—	2.5
New Taiwan Dollar	1.3	—	—	—	1.3
Other currencies	5.1	7.2	(2.7)	—	9.6
					100.0%

Largest equity securities	Percent of net assets
Nintendo	1.67%
ASML	1.61
Humana	1.60
PagSeguro Digital	1.58
Amazon	1.38
Boeing	1.36
Microsoft	1.36
HSBC	1.31
TSMC	1.28
JPMorgan Chase	1.20

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio

Class 1	–.47%	7.33%	6.72%	5.90%	.71%
Class 1A	–.55	7.13	6.50	5.67	.96	[4]
Class 2	–.55	7.01	6.46	5.64	.96
Class 4	–.71	6.78	6.39	5.54	1.21

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund declined by 1.76% for the six months ended June 30, 2018. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index,1 which measures investment-grade U.S. bonds (rated BBB/Baa and above), was down 1.62%.

Rising yields made for mixed results across bond sectors. The 10-year Treasury yield rose 45 basis points, as the Federal Reserve hiked the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year. Concerns about more restrictive U.S. trade policy helped prevent longer dated Treasury yields from rising further.

The fund’s curve positioning hurt relative returns, but our conviction in our curve steepener position has grown as the U.S. Treasury yield curve has flattened.

On the whole, the U.S. economy appears to be in good shape and is expected to grow at a moderate pace. Higher interest rates in the U.S. are a potential source of tailwinds, as higher income can help offset any potential capital losses from rising rates. The fund’s portfolio managers are optimistic about total return attributes for investing in a spectrum of fixed income securities, including U.S. and emerging market debt.

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	25.1%
Fannie Mae	15.7
Ginnie Mae	4.5
Freddie Mac	3.3
Mexican Government	2.4
Teva Pharmaceutical	1.7
Japanese Government	1.5
State of Illinois	1.4
Portuguese Government	1.3
Bank of America	1.1

28	American Funds Insurance Series

Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Expense ratio

Class 1	–1.76%	–.55%	2.38%	3.07%	4.55%	.38%
Class 1A	–1.87	–.79	2.13	2.82	4.29	.63	[2]
Class 2	–1.92	–.81	2.12	2.81	4.29	.63
Class 4	–1.94	–.98	1.88	2.57	4.04	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund declined by 1.54% for the six months ended June 30, 2018. In comparison, the fund’s benchmark, the Bloomberg Barclays Global Aggregate Index,1 which measures global investment-grade bonds (rated BBB/Baa and above), was down 1.46%.

Bonds generated mixed returns across the board, including developed and emerging markets debt. The U.S. Federal Reserve raised the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year, for a total of four in 2018. Other factors, including global trade conflicts, helped prevent longer dated Treasury yields from rising further. Outside the U.S., the European Central Bank left interest rates unchanged, despite signs of improving economic growth and higher inflation. The U.S. dollar appreciated against the euro, the yen and most other currencies.

Low exposure to euro-zone denominated debt combined with above-benchmark investments in Mexican and Polish debt contributed notably to relative returns. On the downside, duration positioning hampered results amid rising yields.

The fund’s portfolio managers maintain a cautious approach to investing in global bond markets and believe that our global research can help identify attractive long-term investments around the world. Having the flexibility to diversify and adjust exposure by country, sector and currency continues to serve as a hallmark of the fund’s approach to global investing.

Currency weighting (after hedging) by country		Percent of net assets
United States[2]		51.8%
Japan		16.5
Euro zone[3]		16.0
Mexico		2.6
United Kingdom		2.6
Denmark		1.8
Poland		1.5
Malaysia		1.1
Other		6.1
Total		100.0%

Non-U.S. government bonds by country
Japan		10.5%
Euro zone[3]:
Germany	2.4%
Spain	2.0
Portugal	1.6
Italy	1.3
Belgium	1.0
Other	1.7	10.0
Poland		3.9
Mexico		3.2
India		2.9
United Kingdom		2.0
Malaysia		1.6
Korea		1.4
Thailand		1.3
Romania		1.2
Other		10.1
Total		48.1%

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	19.9%
Japanese Government	10.5
Polish Government	3.9
Mexican Government	3.4
Indian Government	2.7
German Government	2.3
Spanish Government	2.0
Fannie Mae	1.8
Malaysian Government	1.6
Portuguese Government	1.6

30	American Funds Insurance Series

Global Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Expense ratio

Class 1	–1.54%	.36%	1.76%	2.98%	3.88%	.56%
Class 1A	–1.55	.25	1.56	2.75	3.64	.81	[4]
Class 2[5]	–1.59	.20	1.51	2.74	3.62	.81
Class 4	–1.71	–.07	1.31	2.52	3.40	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 14.7%.
[3]	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Greece, Ireland, Italy, Portugal and Spain.
[4]	Based on estimated amounts for the current fiscal year.
[5]	Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 0.48% for the six months ended June 30, 2018. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures non-investment-grade bonds and limits the exposure of an issuer to 2%, rose 0.16%.

Rising yields made for mixed results across bond sectors. The 10-year Treasury yield rose 45 basis points, as the Federal Reserve hiked the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year, for a total of four in 2018. Other factors, including global trade conflicts, helped prevent longer dated Treasury yields from rising further.

Amid rising interest rates, the fund’s significant position in short-duration bonds, which tend to outperform longer duration bonds in a rising rate environment, helped returns relative to the benchmark. The fund’s industry allocation to pharmaceuticals was also additive to results, while allocation to telecommunication services hurt returns.

The fund’s portfolio managers continue to believe current fundamentals support a mildly constructive outlook for the high-yield market. While we are monitoring the Federal Reserve’s tightening monetary policy, the higher yields and relatively short duration of high yield bonds should help mitigate any impact from rising rates.

Largest holdings (by issuer)	Percent of net assets
Valeant Pharmaceuticals International	2.8%
First Quantum Minerals	2.0
Société Générale	2.0
Intelsat Jackson Holdings	1.8
Tenet Healthcare	1.8
Cheniere Energy Partners	1.8
Charter Communications	1.8
Frontier Communications	1.7
Sprint Nextel	1.4
Chesapeake Energy	1.4

32	American Funds Insurance Series

High-Income Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1.48%		3.03%	4.66%	6.32%	8.76%	.49%
Class 1A	.37	2.72	4.42	6.06	8.49	.74	[2]
Class 2.35		2.71	4.39	6.06	8.49	.74
Class 3.35		2.82	4.46	6.13	8.57	.67
Class 4.27		2.53	4.20	5.84	8.24	.99

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund lost 1.21% for the six months ended June 30, 2018, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, declined 0.95%.

Rising yields made for mixed results across bond sectors. The 10-year Treasury yield rose 45 basis points, as the Federal Reserve hiked the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year, for a total of four in 2018. Concerns about more restrictive U.S. trade policy helped prevent longer dated Treasury yields from rising further.

The fund’s investments in asset-backed securities and inflation protected securities were additive to relative returns. Also additive to relative returns were investments in 30-year mortgage-backed securities with coupons of 4.00% that surpassed investments in 30-year mortgage-backed securities with lower coupons and 15-year mortgage backed securities. On the downside, as the yield curve flattened, the fund’s curve positioning hampered relative returns.

The fund’s portfolio managers seek to identify high-quality mortgage-backed securities based on our bottom-up approach to investing. In the current environment, demand for flight-to-safety assets and the fund’s low correlation to equities should help investors navigate macroeconomic and geopolitical uncertainty and remain well diversified.

Breakdown of mortgage-backed obligations		Percent of net assets
30-year pass-throughs:
Freddie Mac	14.5%
Ginnie Mae	19.9
Fannie Mae	18.4	52.8%
Other		19.8
Total		72.6%

34	American Funds Insurance Series

Mortgage Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio

Class 1	–1.21%	–1.25%	2.08%	2.25%	.47%
Class 1A	–1.31	–1.51	1.83	2.00	.72	[2]
Class 2	–1.26	–1.41	1.85	2.01	.72
Class 4	–1.38	–1.65	1.65	1.84	.97

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund gained 0.65% for the six months ended June 30, 2018, while the Bloomberg Barclays Short-Term Government/Corporate Index,1 which consists of government and corporate sector securities with remaining maturity from one up to (but not including) 12 months, gained 0.82%.

The fund’s returns were higher than in 2017 as the Federal Reserve raised the benchmark federal funds rate twice this year, to the current range of 1.75% and 2.00%. Given an increase in interest rates to reassure investors of persistent U.S. economic strength, the fund’s portfolio managers believe the fund has the potential to provide current income.

36	American Funds Insurance Series

Ultra-Short Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1.65%		1.05%	.16%	.09%	3.46%	.35%
Class 1A	.65	1.06	–.02	–.12	3.21	.60	[2]
Class 2.53		.90	–.09	–.16	3.21	.60
Class 3.63		.99	.00	–.08	3.28	.53
Class 4.47		.63	–.23	–.33	2.97	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets
Commercial paper	84.6%
Federal agency discount notes	11.2
U.S. Treasury bills	4.1
Other assets less liabilities	.1
Total	100.0%

American Funds Insurance Series	37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund declined 1.08% for the six months ended June 30, 2018, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, decreased by 1.01%.

Rising yields made for mixed results across bond sectors. The 10-year Treasury yield rose 45 basis points, as the Federal Reserve hiked the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year, for a total of four in 2018. Concerns about more restrictive U.S. trade policy helped prevent longer dated Treasury yields from rising further.

During the period, the fund’s duration contributed to relative returns. On the downside, yield curve positioning detracted from relative returns as the yield curve flattened.

The fund strives to meet its objective of providing a high level of current income consistent with the preservation of capital. The fund’s portfolio managers have positioned the fund with the expectation that rate hikes over the next two to three years will be at a slower pace than is currently priced into the market. They believe this can lead to a steepening yield curve and higher inflation expectations.

Breakdown of mortgage-backed obligations		Percent of net assets
30-year pass-throughs:
Freddie Mac	3.5%
Fannie Mae	13.2
Ginnie Mac	6.5	23.2%
Other		5.3
Total		28.5%

38	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Expense ratio

Class 1	–1.08%	–1.12%	1.75%	3.15%	5.74%	.36%
Class 1A	–1.25	–1.39	1.52	2.90	5.48	.61	[2]
Class 2	–1.22	–1.38	1.48	2.89	5.47	.61
Class 3	–1.19	–1.30	1.56	2.96	5.55	.54
Class 4	–1.33	–1.67	1.26	2.67	5.22	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2018	Percent of net assets

American Funds Insurance Series	39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 5.41% for the six months ended June 30, 2018. Standard & Poor’s 500 Managed Risk Index – Moderate Aggressive1 rose 0.69%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investments in consumer discretionary and health care added to returns, while investments in financials detracted from the fund’s absolute results.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	5.41%	16.61%	10.04%	9.87%	.78%	.72%
Class P2	5.26	16.42	9.70	9.55	1.03	.97

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40	American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 0.50% for the six months ended June 30, 2018, compared to the Standard & Poor’s EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive,1 which fell 2.13%. The MSCI ACWI (All Country World Index) ex USA,2 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.), decreased by 3.77%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying International Fund’s investments in the utilities sector added to returns, while investments in the financials sector hindered the fund’s absolute results.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–.50%	10.07%	4.39%	3.84%	.95%	.87%
Class P2	–.76	9.55	3.96	3.42	1.20	1.12

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund lost 1.80% for the six months ended June 30, 2018, trailing Standard & Poor’s 500 Managed Risk Index – Moderate,1 which rose 0.49%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Blue Chip Income and Growth Fund’s investments in the information technology sector were additive to absolute returns, while consumer staples stocks hindered the fund’s results.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–1.80%	7.63%	7.84%	7.61%	.82%	.77%
Class P2	–2.04	7.21	7.43	7.21	1.07	1.02

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42	American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund gained 3.47% for the six months ended June 30, 2018, outpacing the Standard & Poor’s 500 Managed Risk Index – Moderate1, which rose 0.49%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s investments in the consumer discretionary sector added the most to the fund’s returns, while investments in the consumer staples sector was a drag on the fund’s absolute results.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	3.47%	14.40%	9.27%	9.07%	.74%	.67%
Class P2	3.39	14.09	8.93	8.74	.99	.92

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund marginally declined 0.14% for the six months ended June 30, 2018, trailing the Standard & Poor’s 500 Managed Risk Index – Moderate Conservative1, which rose 0.28%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The fund’s underlying investments in the information technology sector contributed the most to absolute returns, while investments in the consumer staples sector hindered returns.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018

	6 months	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio

Class P1	–.14%	6.85%	7.03%	7.89%	.69%	.64%
Class P2	–.26	6.59	6.76	7.62	.94	.89

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

44	American Funds Insurance Series

Global Growth Fund
Summary investment portfolio June 30, 2018	unaudited

Common stocks 90.66%	Shares	Value (000)
Information technology 31.08%
ASML Holding NV	648,442	$128,505
ASML Holding NV (New York registered)	517,300	102,410
Alphabet Inc., Class A1	130,000	146,795
Alphabet Inc., Class C1	71,052	79,269
Taiwan Semiconductor Manufacturing Co., Ltd.	26,955,000	191,408
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	12,248
Facebook, Inc., Class A1	898,500	174,597
Microsoft Corp.	1,583,100	156,109
Visa Inc., Class A	998,800	132,291
Alibaba Group Holding Ltd. (ADR)[1]	671,050	124,500
Nintendo Co., Ltd.	345,600	112,999
Broadcom Inc.	373,700	90,675
Tencent Holdings Ltd.	1,800,000	90,349
Just Eat PLC[1]	5,292,000	54,406
AAC Technologies Holdings Inc.	3,806,540	53,613
Temenos AG	335,000	50,742
Largan Precision Co., Ltd.	255,000	37,554
PagSeguro Digital Ltd., Class A1	1,340,900	37,210
Other securities		174,554
		1,950,234

Consumer discretionary 17.89%
Amazon.com, Inc.[1]	262,400	446,028
Booking Holdings Inc.[1]	39,000	79,057
NIKE, Inc., Class B	790,500	62,987
Home Depot, Inc.	236,800	46,200
Naspers Ltd., Class N	177,000	44,968
Moncler SpA	915,000	41,673
Ctrip.com International, Ltd. (ADR)[1]	797,000	37,961
Other securities		363,831
		1,122,705

Financials 9.70%
AIA Group Ltd.	15,004,900	131,199
JPMorgan Chase & Co.	853,600	88,945
Kotak Mahindra Bank Ltd.	3,471,000	68,034
MarketAxess Holdings Inc.	211,000	41,749
Prudential PLC	1,793,884	41,064
Société Générale	923,000	38,928
Other securities		198,602
		608,521

Health care 9.69%
UnitedHealth Group Inc.	324,200	79,539
Sartorius AG, non-registered shares, nonvoting preferred	381,500	57,071
Express Scripts Holding Co.[1]	729,300	56,309
Boston Scientific Corp.[1]	1,638,200	53,569
Merck & Co., Inc.	820,000	49,774
AstraZeneca PLC	652,300	45,222
Mettler-Toledo International Inc.[1]	65,000	37,611
Other securities		229,184
		608,279

Consumer staples 6.29%
British American Tobacco PLC	1,710,800	86,475
Nestlé SA	739,650	57,436
Philip Morris International Inc.	602,200	48,621
Other securities		201,821
		394,353

American Funds Insurance Series	45

Global Growth Fund

Common stocks (continued)	Shares	Value (000)
Industrials 5.80%
Airbus SE, non-registered shares	1,177,500	$137,866
Other securities		226,199
		364,065

Energy 2.07%
Royal Dutch Shell PLC, Class B	1,042,000	37,315
Other securities		92,740
		130,055

Materials 2.07%
Sherwin-Williams Co.	155,500	63,377
Other securities		66,655
		130,032

Telecommunication services 1.09%
SoftBank Group Corp.	776,000	55,883
Other securities		12,216
		68,099

Miscellaneous 4.98%
Other common stocks in initial period of acquisition		312,437

Total common stocks (cost: $3,548,106,000)		5,688,780

Bonds, notes & other debt instruments 0.02%	Principal amount (000)
U.S. Treasury bonds & notes 0.02%
U.S. Treasury 0.02%
Other securities		1,000

Total bonds, notes & other debt instruments (cost: $1,000,000)		1,000

Short-term securities 9.03%
Mizuho Bank, Ltd. 1.90%–2.04% due 7/2/2018–7/20/2018[2]	$134,100	133,977
National Australia Bank Ltd. 2.08% due 8/21/2018[2]	76,100	75,862
Nordea Bank AB 2.22% due 9/17/2018[2]	50,000	49,763
Sumitomo Mitsui Banking Corp. 2.00%–2.10% due 7/23/2018–8/21/2018[2]	134,700	134,348
Swedbank AB 1.85%–2.23% due 7/2/2018–9/27/2018	133,800	133,274
Other securities		39,700

Total short-term securities (cost: $566,959,000)		566,924
Total investment securities 99.71% (cost: $4,116,065,000)		6,256,704
Other assets less liabilities 0.29%		18,151

Net assets 100.00%		$6,274,855

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $9,961,000, which represented .16% of the net assets of the fund.

46	American Funds Insurance Series

Global Growth Fund

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
USD5,295	JPY581,294	Bank of America, N.A.	7/25/2018	$35
JPY581,294	USD5,263	Goldman Sachs	7/25/2018	(3)
				$32

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $325,640,000, which represented 5.19% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	47

Global Small Capitalization Fund
Summary investment portfolio June 30, 2018	unaudited

Common stocks 91.02%	Shares	Value (000)
Health care 21.61%
GW Pharmaceuticals PLC (ADR)[1]	746,460	$104,161
Insulet Corp.[1]	879,755	75,395
Integra LifeSciences Holdings Corp.[1]	1,025,423	66,047
iRhythm Technologies, Inc.[1]	807,980	65,551
China Biologic Products Holdings, Inc.[1]	524,000	52,049
Madrigal Pharmaceuticals, Inc.[1]	177,800	49,729
WuXi Biologics (Cayman) Inc.[1]	3,729,800	41,526
Molina Healthcare, Inc.[1]	420,000	41,135
NuCana PLC (ADR)[1,2]	2,067,724	39,287
Evolent Health, Inc., Class A1	1,436,000	30,228
CONMED Corp.	399,000	29,207
athenahealth, Inc.[1]	176,000	28,009
Illumina, Inc.[1]	100,200	27,985
CryoLife, Inc.[1]	898,000	25,009
Other securities		253,085
		928,403

Consumer discretionary 18.00%
Melco International Development Ltd.	17,379,000	53,495
GVC Holdings PLC	3,573,748	49,570
Five Below, Inc.[1]	457,000	44,653
Seria Co., Ltd.	789,526	37,938
Entertainment One Ltd.	7,563,697	36,714
Hilton Grand Vacations Inc.[1]	1,033,100	35,849
Cedar Fair, LP	531,000	33,458
Domino’s Pizza, Inc.	100,000	28,217
Caesars Entertainment Corp.[1]	2,375,836	25,421
Other securities		427,777
		773,092

Information technology 13.53%
Qorvo, Inc.[1]	600,900	48,174
Paycom Software, Inc.[1]	428,885	42,387
Mellanox Technologies, Ltd.[1]	423,200	35,676
Hamamatsu Photonics KK	735,753	31,632
Topcon Corp.	1,707,510	29,303
VTech Holdings Ltd.	2,189,000	25,264
Other securities		368,856
		581,292

Financials 10.13%
Kotak Mahindra Bank Ltd.	3,282,732	64,344
Texas Capital Bancshares, Inc.[1]	514,201	47,049
Trupanion, Inc.[1]	1,063,800	41,063
Essent Group Ltd.[1]	1,018,841	36,495
Webster Financial Corp.	553,000	35,226
Cannae Holdings, Inc.[1]	1,625,000	30,144
Avanza Bank Holding AB	560,129	28,767
Other securities		152,227
		435,315

Industrials 9.33%
International Container Terminal Services, Inc.	20,180,000	29,230
Advanced Disposal Services, Inc.[1]	1,159,501	28,732
Other securities		342,880
		400,842

48	American Funds Insurance Series

Global Small Capitalization Fund

Common stocks	Shares	Value (000)
Energy 3.17%
SM Energy Co.	1,111,000	$28,542
Whitecap Resources Inc.	3,674,880	24,906
Other securities		82,809
		136,257

Real estate 2.85%
WHA Corp. PCL	372,370,250	41,137
MGM Growth Properties LLC REIT, Class A	1,323,600	40,317
Other securities		40,722
		122,176

Materials 2.82%
Lundin Mining Corp.	6,820,000	37,922
Other securities		83,173
		121,095

Consumer staples 2.75%
Varun Beverages Ltd.	2,504,974	27,552
Other securities		90,445
		117,997

Utilities 1.65%
ENN Energy Holdings Ltd.	4,991,400	49,083
Other securities		21,888
		70,971

Telecommunication services 0.42%
Other securities		18,116

Miscellaneous 4.76%
Other common stocks in initial period of acquisition		204,413

Total common stocks (cost: $2,970,217,000)		3,909,969

Convertible bonds 0.18%	Principal amount (000)
Consumer discretionary 0.18%
Other securities		7,655

Total convertible bonds (cost: $8,455,000)		7,655

Bonds, notes & other debt instruments 0.09%
U.S. Treasury bonds & notes 0.09%
U.S. Treasury 0.09%
Other securities		4,123

Total bonds, notes & other debt instruments (cost: $4,124,000)		4,123

Short-term securities 8.66%
Australia & New Zealand Banking Group, Ltd. 1.95% due 7/13/2018[3]	$40,000	39,970
BNP Paribas, New York Branch 2.22% due 9/4/2018	38,600	38,447
Federal Home Loan Bank 1.79%–1.90% due 7/13/2018–8/13/2018	86,200	86,073
Province of Ontario 1.91% due 7/5/2018	37,600	37,588

American Funds Insurance Series	49

Global Small Capitalization Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Sumitomo Mitsui Banking Corp. 2.24% due 8/28/2018[3]	$50,000	$49,825
Swedbank AB 1.85%–2.21% due 7/2/2018–7/23/2018	91,400	91,366
Other securities		28,601

Total short-term securities (cost: $371,865,000)		371,870
Total investment securities 99.95% (cost: $3,354,661,000)		4,293,617
Other assets less liabilities 0.05%		2,254

Net assets 100.00%		$4,295,871

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $13,979,000, an aggregate cost of $8,280,000, and which represented .33% of the net assets of the fund) was acquired on 5/1/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. This was the only security valued under the fair value procedures adopted by authority of the board of trustees.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 6/30/2018
(000)	(000)	Counterparty	Settlement date	(000)
USD16,095	JPY1,765,175	JPMorgan Chase	7/10/2018	$140
JPY1,765,175	USD15,959	Bank of America, N.A.	7/10/2018	(4)
USD9,832	INR663,163	Citibank	7/17/2018	173
INR663,163	USD9,666	JPMorgan Chase	7/17/2018	(8)
GBP26,030	USD34,286	JPMorgan Chase	7/23/2018	106
USD34,329	GBP26,030	Bank of New York Mellon	7/23/2018	(62)
USD10,502	GBP7,908	Citibank	7/25/2018	53
GBP7,908	USD10,419	Citibank	7/25/2018	30
				$428

50	American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Common stocks 0.91%
Health care 0.91%
NuCana PLC (ADR)[1]	416,620	1,651,104	—	2,067,724	$—	$(4,030)	$—	$39,287

Consumer discretionary 0.00%
Hostelworld Group PLC[4]	6,212,000	—	3,389,000	2,823,000	3,739	(6,203)	401	—
Total 0.91%					$3,739	$(10,233)	$401	$39,287

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $109,346,000, which represented 2.55% of the net assets of the fund.
[4]	Unaffiliated issuer at 6/30/2018.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

INR = Indian rupees

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	51

Growth Fund
Summary investment portfolio June 30, 2018	unaudited

Common stocks 96.07%	Shares	Value (000)
Information technology 33.31%
Facebook, Inc., Class A1	7,340,500	$1,426,406
Alphabet Inc., Class C1	713,000	795,458
Alphabet Inc., Class A1	396,500	447,724
Microsoft Corp.	11,254,000	1,109,757
Broadcom Inc.	3,248,100	788,119
ASML Holding NV (New York registered)	2,382,000	471,565
ASML Holding NV	1,199,568	237,725
ServiceNow, Inc.[1]	3,093,000	533,450
Visa Inc., Class A	2,955,000	391,390
Taiwan Semiconductor Manufacturing Co., Ltd.	36,360,000	258,194
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,975,392	108,780
Intel Corp.	4,790,000	238,111
Activision Blizzard, Inc.	2,996,300	228,678
Samsung Electronics Co., Ltd.	4,450,000	186,265
Alibaba Group Holding Ltd. (ADR)[1]	875,000	162,339
Intuit Inc.	650,000	132,798
Other securities		1,074,499
		8,591,258

Consumer discretionary 21.43%
Amazon.com, Inc.[1]	1,147,916	1,951,229
Netflix, Inc.[1]	2,110,000	825,917
Tesla, Inc.[1]	1,813,000	621,768
Home Depot, Inc.	2,292,000	447,169
NIKE, Inc., Class B	4,505,000	358,958
Booking Holdings Inc.[1]	151,531	307,167
Charter Communications, Inc., Class A1	973,680	285,493
Comcast Corp., Class A	8,685,000	284,955
Ulta Beauty, Inc.[1]	700,000	163,422
Other securities		281,844
		5,527,922

Health care 13.87%
UnitedHealth Group Inc.	3,137,600	769,779
Intuitive Surgical, Inc.[1]	940,500	450,010
Regeneron Pharmaceuticals, Inc.[1]	1,194,000	411,918
Humana Inc.	993,200	295,606
Vertex Pharmaceuticals Inc.[1]	1,559,200	265,002
Centene Corp.[1]	1,808,400	222,813
Boston Scientific Corp.[1]	5,997,000	196,102
Aetna Inc.	1,030,000	189,005
Thermo Fisher Scientific Inc.	795,000	164,676
Illumina, Inc.[1]	550,000	153,609
Other securities		459,512
		3,578,032

Financials 9.93%
Wells Fargo & Co.	9,990,454	553,871
BlackRock, Inc.	539,000	268,983
Goldman Sachs Group, Inc.	922,400	203,454
JPMorgan Chase & Co.	1,947,000	202,877
PNC Financial Services Group, Inc.	1,083,600	146,394
Legal & General Group PLC	40,158,246	140,977
Other securities		1,043,388
		2,559,944

52	American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)
Energy 7.13%
EOG Resources, Inc.	2,402,400	$298,931
Concho Resources Inc.[1]	1,870,000	258,714
Noble Energy, Inc.	5,663,000	199,791
Suncor Energy Inc.	4,588,116	186,714
Pioneer Natural Resources Co.	810,000	153,284
Other securities		740,517
		1,837,951

Industrials 4.15%
TransDigm Group Inc.	524,000	180,853
MTU Aero Engines AG	872,162	167,647
Other securities		722,526
		1,071,026

Consumer staples 1.47%
Kerry Group PLC, Class A	1,300,000	136,025
Other securities		244,196
		380,221

Real estate 1.04%
Equinix, Inc. REIT	399,000	171,526
Other securities		97,412
		268,938

Other 1.98%
Other securities		508,337

Miscellaneous 1.76%
Other common stocks in initial period of acquisition		454,883

Total common stocks (cost: $14,033,329,000)		24,778,512

Convertible stocks 0.05%
Consumer discretionary 0.05%
Other securities		11,351

Total convertible stocks (cost: $10,650,000)		11,351

Short-term securities 3.89%	Principal amount (000)
Federal Home Loan Bank 1.80%–1.90% due 7/6/2018–9/10/2018	$345,300	344,813
Pfizer Inc. 2.00%–2.11% due 8/16/2018–9/24/2018[2]	134,900	134,368
Other securities		524,997

Total short-term securities (cost: $1,004,230,000)		1,004,178
Total investment securities 100.01% (cost: $15,048,209,000)		25,794,041
Other assets less liabilities (0.01)%		(1,717)

Net assets 100.00%		$25,792,324

American Funds Insurance Series	53

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $11,351,000, an aggregate cost of $10,650,000, and which represented .04% of the net assets of the fund) was acquired on 5/22/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. This was the only security valued under the fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $500,272,000, which represented 1.94% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

54	American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 91.37%	Shares	Value (000)
Financials 15.44%
AIA Group Ltd.	37,525,700	$328,116
HDFC Bank Ltd.[1]	7,804,100	240,177
HDFC Bank Ltd. (ADR)	130,800	13,737
Kotak Mahindra Bank Ltd.	6,186,048	121,252
Prudential PLC	5,142,265	117,712
Credit Suisse Group AG	5,523,789	83,390
Sberbank of Russia PJSC (ADR)	4,739,150	68,410
Axis Bank Ltd.[1,2,3]	8,530,055	58,662
Axis Bank Ltd.	736,300	5,489
Barclays PLC	24,242,926	60,470
Other securities		421,283
		1,518,698

Industrials 13.19%
Airbus SE, non-registered shares	2,926,849	342,686
Rolls-Royce Holdings PLC[4]	10,539,900	137,459
Ryanair Holdings PLC (ADR)[4]	991,700	113,282
Yamato Holdings Co., Ltd.	3,294,395	97,122
Melrose Industries PLC	30,195,733	84,763
SMC Corp.	206,100	75,634
Safran SA	549,000	66,709
Other securities		379,506
		1,297,161

Information technology 12.12%
Samsung Electronics Co., Ltd.	5,920,950	247,835
Tencent Holdings Ltd.	4,549,687	228,366
Alibaba Group Holding Ltd. (ADR)[4]	1,120,300	207,849
ASML Holding NV	583,834	115,702
Other securities		392,152
		1,191,904

Health care 10.80%
Novartis AG	2,547,000	193,616
Teva Pharmaceutical Industries Ltd. (ADR)	6,910,598	168,066
Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,304,730	71,242
Grifols, SA, Class A, non-registered shares	881,000	26,523
Grifols, SA, Class B (ADR)	793,690	17,065
Fresenius SE & Co. KGaA	1,193,000	95,851
Daiichi Sankyo Co., Ltd.	2,362,000	90,392
Shire PLC	1,572,150	88,492
Chugai Pharmaceutical Co., Ltd.	1,254,500	65,833
Hikma Pharmaceuticals PLC	3,044,380	60,307
Other securities		184,569
		1,061,956

Consumer Discretionary 10.61%
Galaxy Entertainment Group Ltd.	15,379,000	119,083
Kering SA	160,638	90,720
Industria de Diseño Textil, SA	2,266,027	77,430
Techtronic Industries Co. Ltd.	12,184,500	67,945
Naspers Ltd., Class N	256,700	65,216
Altice USA, Inc., Class A	3,588,171	61,214
Other securities		562,620
		1,044,228

American Funds Insurance Series	55

International Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 8.06%
Pernod Ricard SA	657,337	$107,393
Associated British Foods PLC	2,671,488	96,534
Nestlé SA	1,236,700	96,034
British American Tobacco PLC	1,652,200	83,513
AMOREPACIFIC Corp.	250,474	72,479
Other securities		336,769
		792,722

Materials 7.56%
Asahi Kasei Corp.	10,521,900	133,811
Glencore PLC	27,556,500	131,651
Vale SA, ordinary nominative (ADR)	9,574,966	122,751
Vale SA, ordinary nominative	102,481	1,311
First Quantum Minerals Ltd.	5,407,000	79,666
Teck Resources Ltd., Class B	2,769,100	70,541
Other securities		203,642
		743,373

Energy 4.66%
Royal Dutch Shell PLC, Class B	2,675,000	95,796
Royal Dutch Shell PLC, Class A	1,440,256	49,971
Other securities		312,678
		458,445

Utilities 4.45%
ENN Energy Holdings Ltd.	10,716,000	105,376
China Gas Holdings Ltd.	22,790,000	91,647
Ørsted AS	1,469,901	88,932
Other securities		151,770
		437,725

Telecommunication services 1.56%
SoftBank Group Corp.	911,900	65,669
Other securities		87,669
		153,338

Real estate 1.47%
Other securities		145,135

Miscellaneous 1.45%
Other common stocks in initial period of acquisition		142,545

Total common stocks (cost: $7,100,559,000)		8,987,230

Rights & warrants 0.12%
Miscellaneous 0.12%
Other rights & warrants in initial period of acquisition		12,024

Total rights & warrants (cost: $13,714,000)		12,024

Bonds, notes & other debt instruments 0.64%	Principal amount (000)
Corporate bonds & notes 0.37%
Materials 0.37%
First Quantum Minerals Ltd. 7.00%–7.25% 2021–2022[3]	$29,445	29,875
Vale SA 6.88% 2036–2039	5,640	6,406
		36,281

56	American Funds Insurance Series

International Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.22%
Other securities		$21,461

U.S. Treasury bonds & notes 0.05%
U.S. Treasury 0.05%
Other securities		4,998

Total bonds, notes & other debt instruments (cost: $55,941,000)		62,740

Short-term securities 8.00%
Federal Home Loan Bank 1.83%–1.91% due 7/20/2018–9/7/2018	$227,500	227,067
Wal-Mart Stores, Inc. 1.86% due 7/2/2018[3]	65,000	64,989
Other securities		495,437

Total short-term securities (cost: $787,483,000)		787,493
Total investment securities 100.13% (cost: $7,957,697,000)		9,849,487
Other assets less liabilities (0.13)%		(12,887)

Net assets 100.00%		$9,836,600

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount				Unrealized appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
USD 41,805	INR2,825,000	Bank of America, N.A.	7/17/2018	$662

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $346,890,000, which represented 3.53% of the net assets of the fund.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $573,433,000, which represented 5.83% of the net assets of the fund.
[4]	Security did not produce income during the last 12 months.

Private placement security	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	1/15/2013-12/18/2017	$60,701	$58,662	.60%

Key to abbreviations and symbol

ADR = American Depositary Receipts

INR = Indian rupees

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	57

New World Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 83.44%	Shares	Value (000)
Information technology 19.84%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,770,000	$69,377
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	500,000	18,280
PagSeguro Digital Ltd., Class A1	2,417,416	67,083
Alphabet Inc., Class C1	42,900	47,862
Alphabet Inc., Class A1	16,900	19,083
Alibaba Group Holding Ltd. (ADR)[1]	332,237	61,640
Samsung Electronics Co., Ltd.	600,000	25,114
Samsung Electronics Co., Ltd., nonvoting preferred	362,500	12,246
Broadcom Inc.	146,450	35,535
Murata Manufacturing Co., Ltd.	181,300	30,491
Baidu, Inc., Class A (ADR)[1]	122,800	29,840
Renesas Electronics Corp.[1]	3,011,800	29,543
TravelSky Technology Ltd., Class H1	8,784,956	25,586
Mastercard Inc., Class A	116,500	22,895
Temenos AG	141,500	21,433
Other securities		158,557
		674,565

Financials 12.07%
HDFC Bank Ltd.[2]	2,600,450	80,031
AIA Group Ltd.	6,361,600	55,624
B3 SA - Brasil, Bolsa, Balcao	7,898,000	41,673
Grupo Financiero Galicia SA, Class B (ADR)	1,004,234	33,120
Shriram Transport Finance Co. Ltd.	1,253,000	23,764
Capitec Bank Holdings Ltd.	326,876	20,684
Other securities		155,486
		410,382

Materials 10.23%
First Quantum Minerals Ltd.	5,680,283	83,693
Vale SA, ordinary nominative	4,093,786	52,380
Randgold Resources Ltd.	529,600	40,678
China Hongqiao Group Ltd.	27,221,000	25,675
Aluminum Corp. of China Ltd., Class H1	57,800,000	25,490
Other securities		119,838
		347,754

Consumer discretionary 9.63%
Sony Corp.	700,000	35,811
Maruti Suzuki India Ltd.	260,500	33,556
MakeMyTrip Ltd., non-registered shares[1]	871,500	31,505
General Motors Co.	542,000	21,355
Other securities		205,323
		327,550

Energy 9.01%
Reliance Industries Ltd.	13,230,790	187,788
Royal Dutch Shell PLC, Class B	1,050,000	37,602
Royal Dutch Shell PLC, Class A	21,628	750
LUKOIL Oil Co. PJSC (ADR)	303,000	20,719
Other securities		59,622
		306,481

Health care 6.96%
Yunnan Baiyao Group Co., Ltd., Class A	2,417,912	39,035
CSL Ltd.	209,500	29,864
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,360,410	26,991
Other securities		140,763
		236,653

58	American Funds Insurance Series

New World Fund

Common stocks	Shares	Value (000)
Consumer staples 6.89%
British American Tobacco PLC	1,557,000	$78,701
CP ALL PCL, foreign registered	13,410,800	29,752
Foshan Haitian Flavouring and Food Co. Ltd., Class A	2,250,000	25,009
Lenta Ltd. (GDR)[1]	4,040,000	22,260
Lenta Ltd. (GDR)[1,3]	244,500	1,347
Nestlé SA	286,196	22,224
Other securities		54,787
		234,080

Industrials 5.75%
Airbus SE, non-registered shares	594,229	69,574
Eicher Motors Ltd.	118,200	49,323
Other securities		76,738
		195,635

Real estate 1.12%
American Tower Corp. REIT	236,800	34,140
Other securities		3,794
		37,934

Utilities 1.06%
Other securities		36,168

Telecommunication services 0.88%
China Unicom (Hong Kong) Ltd.	19,034,000	23,776
Other securities		6,121
		29,897

Miscellaneous 0.00%
Other common stocks in initial period of acquisition		67

Total common stocks (cost: $2,329,478,000)		2,837,166

Preferred securities 0.04%
Information technology 0.04%
Other securities		1,340

Total preferred securities (cost: $1,340,000)		1,340

Rights & warrants 1.13%
Consumer staples 1.13%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,2,3]	2,330,000	25,898
Other securities		12,561
		38,459

Total rights & warrants (cost: $21,028,000)		38,459

Bonds, notes & other debt instruments 2.79%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.29%
Other securities		77,892

Corporate bonds & notes 0.47%
Materials 0.01%
Vale SA 6.25% 2026	$405	440

American Funds Insurance Series	59

New World Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Other 0.46%
Other securities		$15,659

U.S. Treasury bonds & notes 0.03%
U.S. Treasury 0.03%
Other securities		1,000

Total bonds, notes & other debt instruments (cost: $100,554,000)		94,991

Short-term securities 12.06%
Australia & New Zealand Banking Group, Ltd. 1.95% due 7/13/2018[3]	$40,000	39,970
BASF SE 2.04% due 8/6/2018[3]	21,500	21,455
CPPIB Capital Inc. 1.95% due 7/16/2018–7/23/2018	80,000	79,910
Federal Home Loan Bank 1.77%–1.90% due 7/11/2018–8/13/2018	55,000	54,935
Mizuho Bank, Ltd. 1.92% due 7/6/2018[3]	68,000	67,974
Swedbank AB 1.85%–1.89% due 7/2/2018–7/5/2018	71,600	71,581
Wal-Mart Stores, Inc. 1.93% due 7/2/2018[3]	25,000	24,996
Other securities		49,196

Total short-term securities (cost: $410,064,000)		410,017
Total investment securities 99.46% (cost: $2,862,464,000)		3,381,973
Other assets less liabilities 0.54%		18,251

Net assets 100.00%		$3,400,224

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
USD841	BRL3,000	JPMorgan Chase	7/9/2018	$68
USD113	MXN2,100	JPMorgan Chase	7/9/2018	7
USD1,766	BRL6,300	JPMorgan Chase	7/12/2018	143
USD4,296	INR289,525	JPMorgan Chase	7/12/2018	77
USD1,258	ZAR16,605	Goldman Sachs	7/12/2018	50
USD1,389	JPY153,000	Goldman Sachs	7/18/2018	5
JPY153,000	USD1,385	Goldman Sachs	7/18/2018	(1)
USD1,637	INR112,350	Citibank	7/24/2018	2
USD574	JPY63,000	Citibank	7/25/2018	4
USD1,798	INR120,000	Citibank	9/24/2018	66
USD968	EUR805	Bank of America, N.A.	12/13/2018	15
USD406	EUR320	Citibank	3/6/2019	24
USD531	EUR415	Goldman Sachs	3/8/2019	36
USD323	EUR255	Goldman Sachs	3/8/2019	19
USD1,396	EUR1,100	JPMorgan Chase	3/15/2019	84
				$599

60	American Funds Insurance Series

New World Fund

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $156,809,000, which represented 4.61% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $293,875,000, which represented 8.64% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

BRL = Brazilian reais

EUR = Euros

GDR = Global Depositary Receipts

INR = Indian rupees

JPY = Japanese yen

MXN = Mexican pesos

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series	61

Blue Chip Income and Growth Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 96.18%	Shares	Value (000)
Health care 21.70%
AbbVie Inc.	6,711,500	$621,820
Amgen Inc.	1,616,800	298,445
Abbott Laboratories	4,365,000	266,221
Teva Pharmaceutical Industries Ltd. (ADR)	10,833,800	263,478
Gilead Sciences, Inc.	3,369,312	238,682
Medtronic PLC	900,000	77,049
Bristol-Myers Squibb Co.	1,125,000	62,258
Other securities		146,050
		1,974,003

Information technology 15.45%
Intel Corp.	5,628,200	279,778
Microsoft Corp.	2,805,000	276,601
Alphabet Inc., Class A1	179,550	202,746
Alphabet Inc., Class C1	17,500	19,524
QUALCOMM Inc.	3,923,876	220,208
Facebook, Inc., Class A1	714,000	138,744
Apple Inc.	624,180	115,542
Texas Instruments Inc.	780,000	85,995
Other securities		66,794
		1,405,932

Industrials 10.97%
CSX Corp.	3,919,000	249,954
General Electric Co.	16,487,000	224,388
General Dynamics Corp.	1,011,000	188,460
Union Pacific Corp.	750,000	106,260
Illinois Tool Works Inc.	650,000	90,051
United Technologies Corp.	500,000	62,515
Other securities		75,929
		997,557

Consumer staples 10.46%
Altria Group, Inc.	4,155,000	235,963
British American Tobacco PLC (ADR)	3,075,912	155,180
Costco Wholesale Corp.	606,255	126,695
Philip Morris International Inc.	1,365,000	110,210
Kellogg Co.	792,000	55,337
Coca-Cola Co.	1,250,000	54,825
Kimberly-Clark Corp.	500,000	52,670
Other securities		160,342
		951,222

Consumer discretionary 10.31%
Twenty-First Century Fox, Inc., Class A	3,955,900	196,569
Lowe’s Companies, Inc.	1,739,000	166,196
CBS Corp., Class B	2,023,400	113,755
Marriott International, Inc., Class A	626,500	79,315
McDonald’s Corp.	500,000	78,345
Viacom Inc., Class B	2,112,850	63,724
Omnicom Group Inc.	750,000	57,202
Other securities		182,748
		937,854

Financials 9.53%
Wells Fargo & Co.	6,847,300	379,614
JPMorgan Chase & Co.	1,763,200	183,725
Charles Schwab Corp.	2,175,000	111,143
Other securities		192,436
		866,918

62	American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks	Shares	Value (000)
Energy 9.33%
EOG Resources, Inc.	2,160,500	$268,831
Exxon Mobil Corp.	2,535,000	209,721
Halliburton Co.	2,846,700	128,272
Canadian Natural Resources, Ltd.	2,944,000	106,190
Royal Dutch Shell PLC, Class B (ADR)	1,347,000	97,860
Other securities		37,737
		848,611

Telecommunication services 3.25%
Verizon Communications Inc.	3,306,480	166,349
CenturyLink, Inc.	3,476,800	64,808
AT&T Inc.	2,000,000	64,220
		295,377

Materials 2.41%
Freeport-McMoRan Inc.	6,536,000	112,811
Praxair, Inc.	552,000	87,299
Other securities		19,474
		219,584

Utilities 1.66%
Edison International	832,300	52,660
Other securities		98,086
		150,746

Real estate 0.82%
Other securities		74,396

Miscellaneous 0.29%
Other common stocks in initial period of acquisition		26,164

Total common stocks (cost: $7,063,606,000)		8,748,364

Short-term securities 3.79%	Principal amount (000)
Federal Home Loan Bank 1.78%–1.90% due 7/16/2018–8/17/2018	$124,100	123,925
U.S. Treasury Bills 1.60%–1.99% due 7/19/2018–11/15/2018	59,500	59,119
Other securities		161,576

Total short-term securities (cost: $344,620,000)		344,620
Total investment securities 99.97% (cost: $7,408,226,000)		9,092,984
Other assets less liabilities 0.03%		2,890

Net assets 100.00%		$9,095,874

American Funds Insurance Series	63

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $126,191,000, which represented 1.39% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

64	American Funds Insurance Series

Global Growth and Income Fund
Summary investment portfolio June 30, 2018	unaudited

Common stocks 91.19%	Shares	Value (000)
Information technology 23.49%
Nintendo Co., Ltd.	249,000	$81,415
Microsoft Corp.	641,000	63,209
Taiwan Semiconductor Manufacturing Co., Ltd.	7,406,800	52,596
United Microelectronics Corp.[1]	54,200,000	30,569
Alphabet Inc., Class A2	16,800	18,970
Alphabet Inc., Class C2	9,000	10,041
Alibaba Group Holding Ltd. (ADR)[2]	154,500	28,664
Murata Manufacturing Co., Ltd.	170,000	28,591
Broadcom Inc.	117,500	28,510
PagSeguro Digital Ltd., Class A2	998,752	27,715
Facebook, Inc., Class A2	120,000	23,319
AAC Technologies Holdings Inc.	1,503,500	21,176
TE Connectivity Ltd.	200,000	18,012
Temenos AG	101,000	15,298
Other securities		29,975
		478,060

Industrials 10.10%
Airbus SE, non-registered shares	503,000	58,893
Boeing Co.	87,000	29,189
Grupo Aeroportuario del Pacífico SAB de CV	2,930,000	27,130
Deutsche Post AG	523,000	17,083
Ryanair Holdings PLC (ADR)[2]	141,375	16,149
Lockheed Martin Corp.	51,800	15,303
Other securities		41,812
		205,559

Financials 9.51%
Société Générale	497,000	20,961
Prudential PLC	765,000	17,512
AIA Group Ltd.	1,860,000	16,263
Other securities		138,790
		193,526

Health care 8.61%
UnitedHealth Group Inc.	203,300	49,878
Merck & Co., Inc.	437,000	26,526
Centene Corp.[2]	212,000	26,120
Hologic, Inc.[2]	400,000	15,900
Other securities		56,769
		175,193

Consumer discretionary 8.10%
Home Depot, Inc.	122,000	23,802
Amazon.com, Inc.[2]	14,000	23,797
Las Vegas Sands Corp.	250,000	19,090
Vivendi SA	715,200	17,539
Nitori Holdings Co., Ltd.	105,000	16,388
Other securities		64,286
		164,902

Materials 8.06%
Century Aluminum Co.[2]	2,275,000	35,831
Randgold Resources Ltd.	271,100	20,823
Vale SA, ordinary nominative	1,075,000	13,755
Vale SA, ordinary nominative (ADR)	505,000	6,474
BHP Billiton PLC	800,000	18,012
DowDuPont Inc.	232,044	15,296
Other securities		53,905
		164,096

American Funds Insurance Series	65

Global Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 6.97%
British American Tobacco PLC	1,335,000	$67,479
Nestlé SA	258,700	20,089
Other securities		54,236
		141,804

Energy 5.89%
Reliance Industries Ltd.	2,915,148	41,375
BP PLC	3,730,000	28,468
Royal Dutch Shell PLC, Class B	325,000	11,639
Royal Dutch Shell PLC, Class B (ADR)	150,000	10,897
Coal India Ltd.	4,310,000	16,629
Other securities		10,861
		119,869

Real estate 2.99%
MGM Growth Properties LLC REIT, Class A	676,200	20,597
Gaming and Leisure Properties, Inc. REIT	425,000	15,215
Other securities		24,992
		60,804

Telecommunication services 1.63%
Verizon Communications Inc.	435,000	21,885
Other securities		11,328
		33,213

Utilities 1.46%
Ørsted AS	491,552	29,740
		29,740

Miscellaneous 4.38%
Other common stocks in initial period of acquisition		89,264

Total common stocks (cost: $1,429,021,000)		1,856,030

Rights & warrants 0.01%
Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		154

Total rights & warrants (cost: $163,000)		154

Bonds, notes & other debt instruments 2.03%	Principal amount (000)
Corporate bonds & notes 1.98%
Telecommunication services 1.69%
Sprint Corp. 7.25% 2021	$33,000	34,402

Health care 0.29%
Other securities		5,815

U.S. Treasury bonds & notes 0.05%
U.S. Treasury 0.05%
Other securities		1,000

Total bonds, notes & other debt instruments (cost: $39,059,000)		41,217

66	American Funds Insurance Series

Global Growth and Income Fund

Short-term securities 6.47%	Principal amount (000)	Value (000)
American Honda Finance Corp. 2.15% due 9/10/2018	$15,000	$14,935
Federal Home Loan Bank 1.84% due 8/1/2018	25,000	24,963
Société Générale 1.79% due 7/2/2018[3]	10,000	9,999
Swedbank AB 1.85%–1.89% due 7/2/2018–7/5/2018	47,300	47,289
Other securities		34,469

Total short-term securities (cost: $131,662,000)		131,655
Total investment securities 99.70% (cost: $1,599,905,000)		2,029,056
Other assets less liabilities 0.30%		6,177

Net assets 100.00%		$2,035,233

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security, including those in “Other securities,” was $30,569,000, which represented 1.50% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,468,000, which represented 2.18% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	67

Growth-Income Fund
Summary investment portfolio June 30, 2018	unaudited

Common stocks 91.65%	Shares	Value (000)
Information technology 18.09%
Alphabet Inc., Class A1	568,300	$641,719
Alphabet Inc., Class C1	377,284	420,917
Microsoft Corp.	9,316,400	918,690
Facebook, Inc., Class A1	3,498,600	679,848
Intel Corp.	9,190,900	456,880
Texas Instruments Inc.	3,340,982	368,343
Broadcom Inc.	1,495,784	362,937
Accenture PLC, Class A	1,504,900	246,187
QUALCOMM Inc.	4,173,975	234,243
Mastercard Inc., Class A	1,100,000	216,172
Other securities		1,160,801
		5,706,737

Consumer discretionary 13.59%
Netflix, Inc.[1]	2,982,977	1,167,627
Amazon.com, Inc.[1]	593,500	1,008,831
Twenty-First Century Fox, Inc., Class A	5,441,000	270,363
NIKE, Inc., Class B	2,901,200	231,168
Home Depot, Inc.	1,132,420	220,935
Comcast Corp., Class A	5,856,200	192,142
Other securities		1,196,267
		4,287,333

Health care 13.51%
AbbVie Inc.	6,563,841	608,140
UnitedHealth Group Inc.	2,170,668	532,552
Amgen Inc.	2,470,983	456,119
Gilead Sciences, Inc.	5,535,100	392,106
Abbott Laboratories	5,184,269	316,189
Express Scripts Holding Co.[1]	3,410,324	263,311
Merck & Co., Inc.	3,714,380	225,463
Stryker Corp.	1,091,544	184,318
Other securities		1,283,937
		4,262,135

Financials 10.67%
JPMorgan Chase & Co.	4,733,030	493,182
Wells Fargo & Co.	6,382,100	353,824
Bank of New York Mellon Corp.	4,570,400	246,482
Intercontinental Exchange, Inc.	3,073,355	226,045
State Street Corp.	1,795,500	167,143
Other securities		1,879,262
		3,365,938

Industrials 10.20%
General Dynamics Corp.	2,035,000	379,344
Airbus SE, non-registered shares	2,782,764	325,816
BWX Technologies, Inc.	4,908,579	305,903
Textron Inc.	3,885,077	256,065
CSX Corp.	3,362,000	214,428
Other securities		1,738,228
		3,219,784

Consumer staples 7.97%
Coca-Cola Co.	7,063,100	309,787
British American Tobacco PLC	5,192,860	262,481
British American Tobacco PLC (ADR)	494,440	24,944
Lamb Weston Holdings, Inc.	3,533,000	242,046

68	American Funds Insurance Series

Growth-Income Fund

Common stocks	Shares	Value (000)
Altria Group, Inc.	3,588,000	$203,762
Philip Morris International Inc.	2,192,170	176,996
Other securities		1,295,505
		2,515,521

Energy 6.39%
Exxon Mobil Corp.	4,034,000	333,733
Chevron Corp.	2,337,200	295,492
EOG Resources, Inc.	1,548,300	192,655
Other securities		1,194,581
		2,016,461

Materials 4.02%
Celanese Corp., Series A	2,573,233	285,783
Vale SA, ordinary nominative (ADR)	17,367,884	222,656
Vale SA, ordinary nominative	3,570,848	45,689
DowDuPont Inc.	3,737,900	246,403
Other securities		467,365
		1,267,896

Real estate 1.63%
Crown Castle International Corp. REIT	1,548,200	166,927
Other securities		347,788
		514,715

Utilities 1.39%
Sempra Energy	2,112,942	245,334
Other securities		194,779
		440,113

Telecommunication services 1.28%
Verizon Communications Inc.	7,348,400	369,698
Other securities		34,522
		404,220

Mutual funds 0.18%
Other securities		57,781

Miscellaneous 2.73%
Other common stocks in initial period of acquisition		860,215

Total common stocks (cost: $20,259,215,000)		28,918,849

Convertible stocks 0.06%
Financials 0.02%
Other securities		7,305

Miscellaneous 0.04%
Other convertible stocks in initial period of acquisition		11,888

Total convertible stocks (cost: $18,683,000)		19,193

Convertible bonds 0.14%	Principal amount (000)
Energy 0.14%
Other securities		42,780

Total convertible bonds (cost: $43,359,000)		42,780

American Funds Insurance Series	69

Growth-Income Fund

Short-term securities 7.88%	Principal amount (000)	Value (000)
Chevron Corp. 2.05% due 9/17/2018[2]	$50,000	$49,772
ExxonMobil Corp. 1.97%–2.02% due 8/14/2018–8/27/2018	95,500	95,219
Federal Home Loan Bank 1.70%–1.91% due 7/5/2018–8/29/2018	856,000	854,806
General Dynamics Corp. 2.03% due 8/8/2018[2]	25,000	24,943
Intel Corp. 1.98% due 8/7/2018[2]	75,000	74,839
U.S. Treasury Bills 1.61%–2.00% due 7/12/2018–11/15/2018	691,200	687,916
Other securities		700,692

Total short-term securities (cost: $2,488,142,000)		2,488,187
Total investment securities 99.73% (cost: $22,809,399,000)		31,469,009
Other assets less liabilities 0.27%		84,011

Net assets 100.00%		$31,553,020

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $155,786,000, which represented .49% of the net assets of the fund. One security in “Other securities” (with a value of $7,305,000, an aggregate cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $748,339,000, which represented 2.37% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

70	American Funds Insurance Series

International Growth and Income Fund
Summary investment portfolio June 30, 2018	unaudited

Common stocks 90.64%	Shares	Value (000)
Financials 20.57%
HDFC Bank Ltd.[1]	1,228,800	$37,817
Zurich Insurance Group AG	92,200	27,382
Banco Santander, SA	4,488,061	24,067
BNP Paribas SA	300,300	18,653
Prudential PLC	738,000	16,894
KB Financial Group Inc.	356,500	16,889
AIA Group Ltd.	1,833,000	16,027
Swedbank AB, Class A	611,000	13,084
Sumitomo Mitsui Financial Group, Inc.	308,000	11,979
Sberbank of Russia PJSC (ADR)	802,660	11,586
Intesa Sanpaolo SpA	3,590,000	10,424
Other securities		96,746
		301,548

Health care 9.93%
Novartis AG	426,145	32,394
Hikma Pharmaceuticals PLC	1,317,700	26,103
Fresenius SE & Co. KGaA	286,000	22,979
Daiichi Sankyo Co., Ltd.	561,000	21,469
Teva Pharmaceutical Industries Ltd. (ADR)	662,000	16,100
Essilor International SA	100,072	14,129
Other securities		12,304
		145,478

Information technology 8.93%
Samsung Electronics Co., Ltd.	646,634	27,066
Tencent Holdings Ltd.	440,700	22,120
Lenovo Group Ltd.	35,600,000	19,285
Yandex NV, Class A2	470,000	16,873
Tokyo Electron Ltd.	63,700	10,943
Taiwan Semiconductor Manufacturing Co., Ltd.	1,464,000	10,396
Other securities		24,237
		130,920

Materials 8.49%
Rio Tinto PLC	1,098,800	60,920
Vale SA, ordinary nominative (ADR)	1,701,000	21,807
Yara International ASA	343,000	14,235
Other securities		27,394
		124,356

Consumer staples 7.81%
British American Tobacco PLC	931,402	47,079
Pernod Ricard SA	128,650	21,018
Imperial Brands PLC	316,016	11,770
Other securities		34,654
		114,521

Industrials 7.33%
Airbus SE, non-registered shares	253,960	29,734
Shanghai International Airport Co., Ltd., Class A	3,256,033	27,266
ASSA ABLOY AB, Class B	681,100	14,517
Rolls-Royce Holdings PLC[2]	838,400	10,934
Other securities		24,963
		107,414

American Funds Insurance Series	71

International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Energy 7.05%
Royal Dutch Shell PLC, Class A	1,933,691	$67,091
Royal Dutch Shell PLC, Class B	89,900	3,219
TOTAL SA	305,299	18,615
Other securities		14,420
		103,345

Consumer discretionary 6.21%
LVMH Moët Hennessy-Louis Vuitton SE	48,000	15,987
NEXT PLC	131,000	10,460
Naspers Ltd., Class N	41,000	10,416
Other securities		54,159
		91,022

Utilities 5.92%
Ørsted AS	441,200	26,694
EDP - Energias de Portugal, SA	4,019,498	15,960
Other securities		44,042
		86,696

Real estate 4.57%
Sun Hung Kai Properties Ltd.	1,760,000	26,561
Daito Trust Construction Co., Ltd.	95,500	15,535
CK Asset Holdings Ltd.	1,797,348	14,272
China Resources Land Ltd.	3,162,000	10,660
		67,028

Telecommunication services 2.75%
Nippon Telegraph and Telephone Corp.	409,800	18,640
BT Group PLC	4,859,461	13,968
Other securities		7,733
		40,341

Miscellaneous 1.08%
Other common stocks in initial period of acquisition		15,814

Total common stocks (cost: $1,219,768,000)		1,328,483

Bonds, notes & other debt instruments 1.39%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.84%
Other securities		12,357

Corporate bonds & notes 0.52%
Energy 0.29%
Other securities		4,223

Health care 0.23%
Teva Pharmaceutical Finance Company BV 3.15%–4.10% 2026–2046	$2,220	1,685
Other securities		1,725
		3,410

Total corporate bonds & notes		7,633

U.S. Treasury bonds & notes 0.03%
U.S. Treasury 0.03%
Other securities		420

Total bonds, notes & other debt instruments (cost: $21,587,000)		20,410

72	American Funds Insurance Series

International Growth and Income Fund

Short-term securities 7.70%	Principal amount (000)	Value (000)
Mizuho Bank, Ltd. 2.05% due 8/7/2018[3]	$17,200	$17,162
Nestlé Capital Corp. 2.08% due 9/4/2018[3]	15,200	15,143
Société Générale 1.79% due 7/2/2018[3]	21,000	20,997
Swedbank AB 2.21%–2.22% due 9/18/2018–9/24/2018	41,800	41,588
Other securities		17,953

Total short-term securities (cost: $112,845,000)		112,843
Total investment securities 99.73% (cost: $1,354,200,000)		1,461,736
Other assets less liabilities 0.27%		3,946

Net assets 100.00%		$1,465,682

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $3,924,000, an aggregate cost of $4,634,000, and which represented .27% of the net assets of the fund) was acquired on 12/18/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $41,741,000, which represented 2.85% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $72,424,000, which represented 4.94% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	73

Capital Income Builder

Summary investment portfolio June 30, 2018	unaudited

Common stocks 67.25%	Shares	Value (000)
Financials 9.87%
Wells Fargo & Co.	164,800	$9,137
CME Group Inc., Class A	48,916	8,018
Sampo Oyj, Class A	107,469	5,246
Swedbank AB, Class A	166,138	3,558
Other securities		38,094
		64,053

Energy 8.87%
Royal Dutch Shell PLC, Class B	303,840	10,881
Royal Dutch Shell PLC, Class B (ADR)	8,500	618
Royal Dutch Shell PLC, Class A	101	3
Enbridge Inc. (CAD denominated)	229,370	8,200
Enbridge Inc. (CAD denominated)[1]	12,969	464
Schlumberger Ltd.	119,800	8,030
Occidental Petroleum Corp.	89,300	7,473
Kinder Morgan, Inc.	359,000	6,343
Williams Companies, Inc.	215,800	5,850
Other securities		9,738
		57,600

Information technology 8.55%
Microsoft Corp.	132,120	13,028
QUALCOMM Inc.	185,600	10,416
Taiwan Semiconductor Manufacturing Co., Ltd.	1,005,800	7,142
Intel Corp.	135,200	6,721
Broadcom Inc.	23,100	5,605
Other securities		12,574
		55,486

Consumer staples 8.18%
Diageo PLC	259,500	9,322
British American Tobacco PLC	155,000	7,835
Philip Morris International Inc.	86,020	6,945
Coca-Cola Co.	148,000	6,491
Imperial Brands PLC	141,500	5,270
Other securities		17,231
		53,094

Real estate 6.41%
American Tower Corp. REIT	87,769	12,654
Crown Castle International Corp. REIT	76,900	8,291
Digital Realty Trust, Inc. REIT	51,200	5,713
Other securities		14,977
		41,635

Consumer discretionary 6.22%
Las Vegas Sands Corp.	176,600	13,484
Greene King PLC	948,000	7,202
Sands China Ltd.	1,018,800	5,448
Other securities		14,227
		40,361

Utilities 4.50%
SSE PLC	477,689	8,542
Enel SPA	1,160,877	6,449
Other securities		14,213
		29,204

74	American Funds Insurance Series

Capital Income Builder

Common stocks	Shares	Value (000)
Telecommunication services 4.35%
Vodafone Group PLC	4,255,100	$10,323
HKT Trust and HKT Ltd., units	4,775,340	6,099
Other securities		11,833
		28,255

Industrials 3.59%
Airbus SE, non-registered shares	88,814	10,398
Boeing Co.	17,600	5,905
Other securities		6,977
		23,280

Health care 3.54%
AstraZeneca PLC (ADR)	113,500	3,985
AstraZeneca PLC	39,300	2,725
Roche Holding AG, non-registered shares, nonvoting	23,575	5,250
Other securities		11,015
		22,975

Materials 1.82%
DowDuPont Inc.	84,800	5,590
Other securities		6,253
		11,843

Miscellaneous 1.35%
Other common stocks in initial period of acquisition		8,754

Total common stocks (cost: $424,055,000)		436,540

Convertible stocks 0.72%
Utilities 0.38%
Other securities		2,477

Real estate 0.34%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	2,231	2,229

Total convertible stocks (cost: $4,742,000)		4,706

Bonds, notes & other debt instruments 23.54%	Principal amount (000)
U.S. Treasury bonds & notes 13.04%
U.S. Treasury 12.25%
U.S. Treasury 1.625% 2022	$6,050	5,793
U.S. Treasury 1.875% 2022	9,000	8,711
U.S. Treasury 2.00% 2022	15,000	14,561
U.S. Treasury 2.125% 2022	8,800	8,576
U.S. Treasury 2.00% 2025	13,200	12,499
U.S. Treasury, principal only, 0% 2047	12,400	5,206
U.S. Treasury 1.75%–8.00% 2021–2048	24,283	24,184
		79,530

U.S. Treasury inflation-protected securities 0.79%
U.S. Treasury Inflation-Protected Securities 0.38%–0.50% 2027–2028[2]	5,952	5,092

Total U.S. Treasury bonds & notes		84,622

American Funds Insurance Series	75

Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 7.08%
Federal agency mortgage-backed obligations 6.88%
Fannie Mae 4.00% 2047[3]	$9,639	$9,848
Fannie Mae 4.50% 2048[3]	7,956	8,337
Fannie Mae 4.50% 2048[3]	5,975	6,261
Fannie Mae 4.00% 2046–2047[3]	1,966	2,009
Freddie Mac 4.50% 2048[3,4]	5,552	5,768
Other securities		12,479
		44,702

Other 0.20%
Other securities		1,279

Total mortgage-backed obligations		45,981

Corporate bonds & notes 3.34%
Financials 1.26%
CME Group Inc. 4.15% 2048	200	203
Wells Fargo & Co. 3.55%–4.60% 2021–2025	399	406
Other securities		7,600
		8,209

Utilities 0.51%
Enel Finance International SA 3.625% 2027[1]	215	197
Other securities		3,102
		3,299

Consumer staples 0.36%
British American Tobacco PLC 3.56%–4.54% 2027–2047[1]	750	700
Reynolds American Inc. 6.875% 2020	300	318
Other securities		1,319
		2,337

Energy 0.28%
Kinder Morgan, Inc. 4.30%–5.55% 2028–2045	250	252
Other securities		1,545
		1,797

Telecommunication services 0.27%
Vodafone Group PLC 3.75%–5.25% 2024–2048	650	647
Other securities		1,093
		1,740

Other 0.66%
Other securities		4,314

Total corporate bonds & notes		21,696

Asset-backed obligations 0.08%
Other securities		494

Total bonds, notes & other debt instruments (cost: $155,499,000)		152,793

Short-term securities 9.94%
Eli Lilly and Co. 1.97% due 7/18/2018[1]	7,800	7,792
Emerson Electric Co. 1.92%–1.99% due 7/23/2018–8/8/2018[1]	13,500	13,477
Federal Home Loan Bank 1.80%–1.88% due 7/6/2018–8/2/2018	10,700	10,687
Kimberly-Clark Corp. 1.95% due 7/11/2018[1]	7,800	7,795

76	American Funds Insurance Series

Capital Income Builder

Short-term securities	Principal amount (000)	Value (000)
Swedbank AB 1.85% due 7/2/2018	$10,000	$9,998
Tennessee Valley Authority 1.88% due 7/17/2018	5,800	5,795
Other securities		8,987

Total short-term securities (cost: $64,536,000)		64,531
Total investment securities 101.45% (cost: $648,832,000)		658,570
Other assets less liabilities (1.45)%		(9,433)

Net assets 100.00%		$649,137

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $424,000, which represented .07% of the net assets of the fund. This amount includes $156,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $45,324,000, which represented 6.98% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series	77

Asset Allocation Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 62.22%	Shares	Value (000)
Information technology 17.01%
Microsoft Corp.	7,220,000	$711,964
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	14,251,000	521,016
Taiwan Semiconductor Manufacturing Co., Ltd.	8,600,000	61,069
ASML Holding NV (New York registered)	2,202,100	435,950
VeriSign, Inc.[1]	3,140,000	431,499
Broadcom Inc.	1,458,000	353,769
Intel Corp.	6,945,000	345,236
Intuit Inc.	1,100,000	224,735
Facebook, Inc., Class A1	986,000	191,600
Western Digital Corp.	2,400,000	185,784
QUALCOMM Inc.	3,000,000	168,360
Other securities		779,358
		4,410,340

Health care 10.18%
UnitedHealth Group Inc.	2,390,000	586,362
Johnson & Johnson	2,900,000	351,886
Humana Inc.	965,000	287,213
Aetna Inc.	1,400,000	256,900
Express Scripts Holding Co.[1]	3,100,000	239,351
AbbVie Inc.	2,329,000	215,782
Molina Healthcare, Inc.[1]	1,500,000	146,910
Other securities		556,024
		2,640,428

Financials 8.77%
Wells Fargo & Co.	5,906,400	327,451
Chubb Ltd.	2,450,000	311,199
First Republic Bank	2,580,000	249,718
Arch Capital Group Ltd.[1]	8,496,000	224,804
JPMorgan Chase & Co.	2,100,000	218,820
Bank of America Corp.	6,000,000	169,140
Citigroup Inc.	2,500,000	167,300
Other securities		605,510
		2,273,942

Consumer discretionary 6.64%
Home Depot, Inc.	1,400,000	273,140
Comcast Corp., Class A	7,550,000	247,715
Newell Brands Inc.	7,100,000	183,109
Amazon.com, Inc.[1]	105,000	178,479
VF Corp.	2,000,000	163,040
NIKE, Inc., Class B	1,980,000	157,766
General Motors Co.	4,000,000	157,600
Other securities		360,177
		1,721,026

Energy 6.40%
Noble Energy, Inc.	10,500,000	370,440
Cenovus Energy Inc.	22,000,000	228,426
Weatherford International PLC[1,2]	56,000,000	184,240
Royal Dutch Shell PLC, Class B (ADR)	2,465,000	179,082
Suncor Energy Inc.	4,000,000	162,781
Other securities		533,917
		1,658,886

Materials 4.18%
DowDuPont Inc.	5,904,000	389,192
LyondellBasell Industries NV	1,700,000	186,745
Other securities		508,780
		1,084,717

78	American Funds Insurance Series

Asset Allocation Fund

Common stocks	Shares	Value (000)
Consumer staples 4.18%
Nestlé SA	3,508,230	$272,425
Nestlé SA (ADR)	900,000	69,687
Philip Morris International Inc.	3,660,000	295,508
Other securities		446,320
		1,083,940

Industrials 2.93%
Lockheed Martin Corp.	1,162,000	343,290
Boeing Co.	939,000	315,044
Other securities		102,113
		760,447

Real estate 1.25%
Other securities		322,756

Telecommunication services 0.33%
Other securities		84,344

Miscellaneous 0.35%
Other common stocks in initial period of acquisition		89,771

Total common stocks (cost: $11,561,535,000)		16,130,597

Rights & warrants 0.00%
Other 0.00%
Other securities		328

Total rights & warrants (cost: $47,000)		328

Convertible stocks 0.02%
Industrials 0.02%
Other securities		6,074

Total convertible stocks (cost: $4,800,000)		6,074

Bonds, notes & other debt instruments 25.86%	Principal amount (000)
U.S. Treasury bonds & notes 11.21%
U.S. Treasury 8.86%
U.S. Treasury 1.50% 2019	$400,000	398,400
U.S. Treasury 1.25% 2020[3]	298,117	292,429
U.S. Treasury 0.88%–4.75% 2019–2048[3]	1,641,455	1,606,273
		2,297,102

U.S. Treasury inflation-protected securities 2.35%
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	219,227	219,008
U.S. Treasury Inflation-Protected Security 1.375% 2044[3,4]	137,881	153,890
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2021–2047[4]	254,334	236,555
		609,453

Total U.S. Treasury bonds & notes		2,906,555

Corporate bonds & notes 8.96%
Energy 1.60%
Noble Energy, Inc. 4.95% 2047	2,000	2,008
Other securities		414,124
		416,132

American Funds Insurance Series	79

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Financials 1.52%
ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	$6,905	$6,802
Wells Fargo & Co. 2.50%–3.58% 2021–2028[5]	17,934	17,268
Other securities		368,971
		393,041

Health care 1.29%
Johnson & Johnson 2.25%–3.75% 2022–2047	6,785	6,587
Other securities		329,360
		335,947

Consumer discretionary 0.83%
Home Depot, Inc. 1.80%–4.25% 2020–2046	6,915	6,881
Other securities		208,212
		215,093

Consumer staples 0.58%
Philip Morris International Inc. 1.88%–4.25% 2020–2044	15,405	14,919
Other securities		136,290
		151,209

Industrials 0.52%
Lockheed Martin Corp. 2.50%–3.55% 2020–2026	10,050	9,914
Other securities		124,497
		134,411

Information technology 0.36%
Broadcom Ltd. 2.38%–3.88% 2020–2027	7,215	6,933
Microsoft Corp. 4.10%–4.20% 2035–2037	7,000	7,360
Other securities		78,081
		92,374

Other 2.26%
Other securities		585,790

Total corporate bonds & notes		2,323,997

Mortgage-backed obligations 4.92%
Federal agency mortgage-backed obligations 4.79%
Fannie Mae 0%–7.50% 2021–2048[6,7,8]	658,492	667,209
Freddie Mac 1.69%–5.57% 2022–2048[6,7,8]	117,136	116,126
Other securities		455,037
		1,238,372

Other 0.13%
Other securities		36,800

Total mortgage-backed obligations		1,275,172

Federal agency bonds & notes 0.06%
Fannie Mae 1.88%–2.00% 2022–2026	16,000	14,806

Other 0.71%
Other securities		184,999

Total bonds, notes & other debt instruments (cost: $6,798,575,000)		6,705,529

80	American Funds Insurance Series

Asset Allocation Fund

Short-term securities 13.98%	Principal amount (000)	Value (000)
ExxonMobil Corp. 1.97%–1.99% due 8/8/2018–8/22/2018	$190,200	$189,723
Fannie Mae 1.84%–1.85% due 7/30/2018–8/6/2018	150,000	149,759
Federal Home Loan Bank 1.72%–1.93% due 7/3/2018–9/25/2018	1,200,300	1,197,989
Freddie Mac 1.76%–1.88% due 7/18/2018–8/21/2018	210,500	210,106
U.S. Treasury Bills 1.59%–1.99% due 7/5/2018–11/1/2018	827,900	826,282
Other securities		1,050,277

Total short-term securities (cost: $3,624,076,000)		3,624,136
Total investment securities 102.08% (cost: $21,989,033,000)		26,466,664
Other assets less liabilities (2.08)%		(539,492)

Net assets 100.00%		$25,927,172

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $39,910,000, which represented .15% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $49,314,000, which represented .19% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $32,685,000, an aggregate cost of $35,862,000, and which represented .13% of the net assets of the fund) were acquired from through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 6/30/2018[10] (000)	Unrealized depreciation at 6/30/2018 (000)
2 Year U.S. Treasury Note Futures	Long	1,225	October 2018	$245,000	$259,490	$(106)
30 Year Ultra U.S. Treasury Bond Futures	Short	110	September 2018	(11,000)	(17,552)	(162)
						$(268)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
1.8915%	U.S. EFFR	9/26/2018	$3,500,000	$(242)	$—	$(242)
1.6365%	3-month USD-LIBOR	10/16/2019	124,000	(1,636)	—	(1,636)
U.S. EFFR	2.165%	4/3/2020	100,000	332	—	332
U.S. EFFR	2.174%	4/4/2020	127,900	411	—	411
U.S. EFFR	2.19%	4/6/2020	84,700	249	—	249
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(14)	—	(14)
2.929%	3-month USD-LIBOR	3/27/2048	25,000	(6)	—	(6)
U.S. EFFR	2.4775%	3/27/2048	25,000	(79)	—	(79)
					$—	$(985)

American Funds Insurance Series	81

Asset Allocation Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 6/30/2018 (000)
Common stocks 1.15%
Consumer discretionary 0.44%
Dillard’s, Inc., Class A (USA)[11]	807,618	392,382	—	1,200,000	$—	$38,379	$222	$113,400

Energy 0.71%
Weatherford International PLC[1,11]	56,000,000	—	—	56,000,000	—	(49,280)	—	184,240

Total common stocks								297,640

Bonds, notes & other debt instruments 0.10%
Energy 0.10%
Weatherford International PLC 4.50% 2022	$2,670,000	$2,700,000	—	$5,370,000	—	31	156	4,956
Weatherford International PLC 8.25% 2023	$5,500,000	$300,000	—	$5,800,000	—	(100)	239	5,769
Weatherford International PLC 9.875% 2024	—	$1,000,000	—	$1,000,000	—	3	37	1,015
Weatherford International PLC 9.875% 2025[12]	—	$2,550,000	—	$2,550,000	—	42	86	2,575
Weatherford International PLC 6.50% 2036	$7,595,000	—	—	$7,595,000	—	(513)	258	5,981
Weatherford International PLC 6.75% 2040	$7,825,000	—	—	$7,825,000	—	(227)	274	6,240
								26,536
Total 1.25%					$—	$(11,665)	$1,272	$324,176

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,226,000, which represented .02% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Purchased on a TBA basis.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2017; it was not publicly disclosed.
[12]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,806,485,000, which represented 6.97% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

82	American Funds Insurance Series

Global Balanced Fund
Summary investment portfolio June 30, 2018	unaudited

Common stocks 61.82%	Shares	Value (000)
Information technology 12.76%
Nintendo Co., Ltd.	19,800	$6,474
ASML Holding NV	31,500	6,242
PagSeguro Digital Ltd., Class A1	220,528	6,120
Microsoft Corp.	53,500	5,276
Taiwan Semiconductor Manufacturing Co., Ltd.	697,000	4,949
Temenos AG	25,000	3,787
Broadcom Inc.	13,650	3,312
TravelSky Technology Ltd., Class H1	860,000	2,505
Keyence Corp.	4,400	2,486
Amphenol Corp., Class A	24,000	2,091
Other securities		6,170
		49,412

Financials 7.82%
HSBC Holdings PLC (GBP denominated)	539,633	5,061
JPMorgan Chase & Co.	44,670	4,655
Wells Fargo & Co.	47,900	2,656
HDFC Bank Ltd. (ADR)	21,605	2,269
Credicorp Ltd.	10,050	2,262
AIA Group Ltd.	250,000	2,186
Other securities		11,216
		30,305

Health care 6.34%
Humana Inc.	20,830	6,200
Merck & Co., Inc.	62,870	3,816
Fisher & Paykel Healthcare Corp. Ltd.	204,000	2,057
Other securities		12,488
		24,561

Industrials 6.29%
Boeing Co.	15,750	5,284
ASSA ABLOY AB, Class B	118,000	2,515
Flughafen Zürich AG	12,235	2,501
Ryanair Holdings PLC (ADR)[1]	20,600	2,353
Edenred SA	65,000	2,054
Other securities		9,672
		24,379

Energy 5.73%
Royal Dutch Shell PLC, Class B	125,700	4,502
ConocoPhillips	56,006	3,899
TOTAL SA	45,200	2,756
LUKOIL Oil Co. PJSC (ADR)	39,800	2,722
Enbridge Inc. (CAD denominated)	50,869	1,818
Enbridge Inc. (CAD denominated)[2]	16,157	578
Other securities		5,935
		22,210

Consumer discretionary 5.73%
Amazon.com, Inc.[1]	3,150	5,354
Ocado Group PLC[1]	259,500	3,519
Wynn Resorts, Ltd.	13,000	2,175
LVMH Moët Hennessy-Louis Vuitton SE	6,100	2,032
Other securities		9,114
		22,194

American Funds Insurance Series	83

Global Balanced Fund

Common stocks (continued)	Shares		Value (000)
Consumer staples 4.89%
Philip Morris International Inc.		50,800	$4,102
British American Tobacco PLC		76,900	3,887
Nestlé SA		43,800	3,401
Other securities			7,569
			18,959

Materials 3.44%
DowDuPont Inc.		37,848	2,495
Linde AG, non-registered shares		8,900	2,125
Other securities			8,710
			13,330

Real estate 2.38%
Gaming and Leisure Properties, Inc. REIT		59,720	2,138
Other securities			7,066
			9,204

Utilities 1.78%
ENN Energy Holdings Ltd.		232,000	2,281
Ørsted AS		33,800	2,045
Other securities			2,578
			6,904

Miscellaneous 4.66%
Other common stocks in initial period of acquisition			18,045

Total common stocks (cost: $189,305,000)			239,503

Bonds, notes & other debt instruments 33.32%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 15.27%
Japan, Series 346, 0.10% 2027		¥435,600	3,972
Japan 0.10%–2.30% 2018–2047[3]		1,001,824	9,760
Poland (Republic of) 3.25%–5.75% 2020–2025	PLN	14,140	4,031
United Mexican States 4.00%–10.00% 2020–2042[3]	MXN	64,405	3,142
United Mexican States 3.75%–4.60% 2027–2046		$600	570
Other securities			37,685
			59,160

U.S. Treasury bonds & notes 10.47%
U.S. Treasury 8.20%
U.S. Treasury 1.625% 2022		2,850	2,729
U.S. Treasury 2.25% 2027		2,800	2,663
U.S. Treasury 2.875% 2028		2,170	2,173
U.S. Treasury 1.00%–3.13% 2018–2048		24,873	24,208
			31,773

U.S. Treasury inflation-protected securities 2.27%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2022–2044[3]		9,166	8,796

Total U.S. Treasury bonds & notes			40,569

Corporate bonds & notes 5.87%
Financials 1.55%
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[2,4]		200	193
HSBC Holdings PLC 3.375% 2024 (5 year EURO Mid Swap + 1.95% on 1/10/2019)[4]		€100	119
HSBC Holdings PLC 3.03%–3.90% 2023–2026[4]		$400	389
JPMorgan Chase & Co. 2.55%–3.25% 2021–2023		254	247

84	American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated) (3-month USD-LIBOR + 3.78% on 2/1/2024)[4]	$135	$147
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.702% 2021[5]	300	300
Other securities		4,622
		6,017

Health care 0.77%
Humana Inc. 3.15% 2022	100	97
Other securities		2,867
		2,964

Consumer discretionary 0.61%
Amazon.com, Inc. 2.80%–3.15% 2024–2027	265	253
Other securities		2,096
		2,349

Consumer staples 0.52%
British American Tobacco PLC 3.56%–4.39% 2027–2037[2]	185	173
Philip Morris International Inc. 2.00%–4.25% 2020–2044	195	191
Reynolds American Inc. 4.00%–4.45% 2022–2025	120	121
Other securities		1,532
		2,017

Energy 0.52%
Petróleos Mexicanos 6.35%–6.50% 2027–2048[2]	487	458
Other securities		1,550
		2,008

Information technology 0.29%
Microsoft Corp. 2.40%–3.30% 2026–2027	652	626
Other securities		516
		1,142

Other 1.61%
Other securities		6,227

Total corporate bonds & notes		22,724

Mortgage-backed obligations 1.71%
Federal agency mortgage-backed obligations 1.12%
Other securities		4,311

Other 0.59%
Other securities		2,335

Total mortgage-backed obligations		6,646

Total bonds, notes & other debt instruments (cost: $132,603,000)		129,099

American Funds Insurance Series	85

Global Balanced Fund

Short-term securities 5.44%	Principal amount (000)	Value (000)
Federal Home Loan Bank 1.87% due 7/20/2018	$3,200	$3,197
Mizuho Bank, Ltd. 1.90% due 7/2/2018[2]	6,500	6,499
Sumitomo Mitsui Banking Corp. 2.00% due 7/17/2018–7/23/2018[2]	6,200	6,192
Swedbank AB 1.85% due 7/2/2018	3,600	3,599
Other securities		1,590

Total short-term securities (cost: $21,084,000)		21,077
Total investment securities 100.58% (cost: $ 342,992,000)		389,679
Other assets less liabilities (0.58)%		(2,258)

Net assets 100.00%		$387,421

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases	Sales			at 6/30/2018
(000)	(000)	Counterparty	Settlement date	(000)
USD558	BRL2,100	JPMorgan Chase	7/5/2018	$16
USD317	MXN5,900	JPMorgan Chase	7/9/2018	20
USD229	ZAR2,900	UBS AG	7/9/2018	18
NOK3,054	USD373	Goldman Sachs	7/9/2018	2
JPY57,092	USD523	Goldman Sachs	7/9/2018	(7)
USD331	PLN1,200	JPMorgan Chase	7/10/2018	11
USD471	GBP350	Citibank	7/10/2018	9
USD774	CHF760	JPMorgan Chase	7/10/2018	6
USD135	MXN2,700	Bank of America, N.A.	7/10/2018	(1)
EUR349	USD410	Bank of America, N.A.	7/10/2018	(2)
JPY22,275	USD204	Citibank	7/10/2018	(3)
CHF759	USD773	JPMorgan Chase	7/10/2018	(6)
EUR482	USD569	Citibank	7/10/2018	(6)
PLN1,200	USD333	JPMorgan Chase	7/10/2018	(13)
USD501	THB15,900	Bank of America, N.A.	7/12/2018	21
USD548	INR36,900	JPMorgan Chase	7/12/2018	10
NOK2,700	USD335	Bank of America, N.A.	7/12/2018	(4)
GBP561	USD752	Citibank	7/12/2018	(11)
USD391	BRL1,400	Citibank	7/13/2018	31
USD749	ILS2,675	Bank of America, N.A.	7/16/2018	17
EUR305	USD360	Bank of America, N.A.	7/16/2018	(4)
ILS2,675	USD739	Goldman Sachs	7/16/2018	(7)
JPY100,000	USD908	JPMorgan Chase	7/17/2018	(4)
USD1,013	KRW1,094,100	Bank of America, N.A.	7/19/2018	31
EUR859	USD1,000	Goldman Sachs	7/19/2018	5
USD575	MXN12,000	Bank of America, N.A.	7/19/2018	(28)
USD749	MYR3,000	JPMorgan Chase	7/20/2018	7
USD327	INR22,118	Goldman Sachs	7/20/2018	5
USD192	PLN700	JPMorgan Chase	7/20/2018	5
EUR573	GBP505	Citibank	7/20/2018	2
JPY57,672	EUR450	JPMorgan Chase	7/20/2018	(5)
GBP502	EUR573	JPMorgan Chase	7/20/2018	(6)
PLN700	USD194	JPMorgan Chase	7/20/2018	(7)

86	American Funds Insurance Series

Global Balanced Fund

Contract amount				Unrealized appreciation (depreciation)
Purchases	Sales			at 6/30/2018
(000)	(000)	Counterparty	Settlement date	(000)
USD483	PLN1,800	Bank of America, N.A.	7/23/2018	$2
USD113	CAD150	Bank of America, N.A.	7/23/2018	(1)
JPY22,250	USD202	Citibank	7/23/2018	(1)
EUR645	USD750	JPMorgan Chase	7/25/2018	4
USD166	ILS600	JPMorgan Chase	7/25/2018	2
EUR502	USD590	Bank of America, N.A.	7/25/2018	(2)
USD677	CAD900	JPMorgan Chase	7/25/2018	(8)
JPY111,459	USD1,017	Goldman Sachs	7/25/2018	(8)
EUR735	PLN3,200	Goldman Sachs	7/27/2018	5
EUR598	USD696	Goldman Sachs	7/31/2018	5
USD503	THB16,600	JPMorgan Chase	7/31/2018	2
USD717	AUD970	Morgan Stanley	7/31/2018	(1)
JPY50,074	USD455	Bank of New York Mellon	7/31/2018	(1)
USD771	EUR660	JPMorgan Chase	7/31/2018	(2)
USD377	CAD500	Bank of America, N.A.	7/31/2018	(4)
JPY174,520	USD1,584	Bank of New York Mellon	7/31/2018	(4)
USD501	CAD665	Bank of America, N.A.	7/31/2018	(5)
USD373	INR24,900	Citibank	9/24/2018	14
USD371	BRL1,250	Citibank	11/29/2018	54
USD222	BRL750	Citibank	11/29/2018	31
				$184

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $22,660,000, which represented 5.85% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Coupon rate may change periodically.

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD = Australian dollars

BRL = Brazilian reais

CAD = Canadian dollars

CHF = Swiss francs

EUR/€ = Euros

GBP = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

THB = Thai baht

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series	87

Bond Fund
Summary investment portfolio June 30, 2018	unaudited

Bonds, notes & other debt instruments 96.18%	Principal amount (000)		Value (000)
Corporate bonds & notes 35.64%
Financials 10.04%
Bank of America Corp. 2.82%–3.97% 2023–2029[1]		$119,258	$116,105
Intesa Sanpaolo SpA 5.017% 2024[2]		79,790	72,486
Other securities			877,710
			1,066,301

Health care 6.27%
Pfizer Inc. 7.20% 2039		100	139
Teva Pharmaceutical Finance Company BV 2.80% 2023		84,169	72,759
Teva Pharmaceutical Finance Company BV 2.20%–6.75% 2021–2046		139,530	111,699
Other securities			482,075
			666,672

Energy 5.16%
Petróleos Mexicanos 7.47% 2026	MXN	295,000	12,849
Petróleos Mexicanos 5.35%–6.75% 2027–2048[2]		$38,710	36,841
Other securities			498,905
			548,595

Consumer discretionary 3.61%
Other securities			384,045

Utilities 3.36%
Other securities			357,004

Consumer staples 3.10%
Other securities			329,484

Information technology 1.19%
Other securities			126,026

Telecommunication services 1.13%
Other securities			120,568

Other 1.78%
Other securities			188,128

Total corporate bonds & notes			3,786,823

U.S. Treasury bonds & notes 25.14%
U.S. Treasury 21.10%
U.S. Treasury 2.25% 2023		115,000	111,918
U.S. Treasury 2.625% 2023		125,000	124,461
U.S. Treasury 2.75% 2023		75,000	75,066
U.S. Treasury 2.75% 2023		60,000	60,035
U.S. Treasury 2.125% 2024[3]		260,000	251,069
U.S. Treasury 2.125% 2024[3]		75,000	72,167
U.S. Treasury 2.125% 2024		75,000	72,072
U.S. Treasury 2.25% 2024		80,000	77,812
U.S. Treasury 2.75% 2025		150,000	149,406
U.S. Treasury 2.875% 2025[3]		211,118	211,855
U.S. Treasury 2.25% 2027		125,000	118,715
U.S. Treasury 2.25% 2027		100,000	95,095
U.S. Treasury 2.25% 2027		76,075	72,548
U.S. Treasury 2.375% 2027		100,000	96,217

88	American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)		Value (000)
U.S. Treasury 2.875% 2028		$137,043	$137,214
U.S. Treasury 3.00% 2048[3]		255,970	256,259
U.S. Treasury 2.38%–8.75% 2020–2048[3]		250,595	259,898
			2,241,807

U.S. Treasury inflation-protected securities 4.04%
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]		53,902	52,965
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]		153,615	149,471
U.S. Treasury Inflation-Protected Security 0.50% 2028[4]		149,474	124,214
U.S. Treasury Inflation-Protected Security 0.875% 2047[4]		74,253	74,202
U.S. Treasury Inflation-Protected Security 1.00% 2048[4]		34,489	28,664
			429,516

Total U.S. Treasury bonds & notes			2,671,323

Mortgage-backed obligations 23.53%
Federal agency mortgage-backed obligations 23.35%
Fannie Mae 3.50% 2033[5,6]		51,893	52,455
Fannie Mae 3.00% 2046[5]		72,156	70,008
Fannie Mae 3.50% 2047[5]		77,731	77,509
Fannie Mae 4.00% 2047[5]		83,559	85,338
Fannie Mae 3.50% 2048[5,6]		204,040	203,034
Fannie Mae 4.00% 2048[5,6]		316,485	322,197
Fannie Mae 4.00% 2048[5,6]		134,434	137,055
Fannie Mae 4.00% 2048[5,6]		88,904	90,428
Fannie Mae 4.50% 2048[5,6]		220,469	229,172
Fannie Mae 4.50% 2048[5,6]		199,176	206,726
Fannie Mae 3.27%–9.22% 2023–2048[5,6,7]		178,846	182,387
Freddie Mac 3.50% 2047[5]		73,151	72,823
Freddie Mac 4.00% 2048[5,6]		73,022	74,303
Freddie Mac 0%–5.50% 2021–2048[5,6]		198,319	198,150
Government National Mortgage Assn. 4.00% 2048[5,6]		196,439	201,300
Government National Mortgage Assn. 4.00% 2048[5,6]		151,761	155,292
Government National Mortgage Assn. 4.50% 2048[5,6]		92,096	95,739
Government National Mortgage Assn. 4.50% 2040–2048[5,6]		26,465	27,481
			2,481,397

Other 0.18%
Other securities			18,484

Total mortgage-backed obligations			2,499,881

Bonds & notes of governments & government agencies outside the U.S. 7.15%
Italy (Republic of) 0.95% 2023		€45,000	50,753
Japan, Series 19, 0.10% 2024[4]		¥5,377,070	50,874
Japan, Series 20, 0.10% 2025[4]		11,340,000	107,393
Portuguese Republic 5.125% 2024		$100,550	104,384
Portuguese Republic 4.10%–5.65% 2024–2045		€20,375	30,139
United Mexican States, Series M, 5.75% 2026	MXN	527,500	23,743
United Mexican States, Series M, 6.50% 2021		3,132,700	152,863
United Mexican States 3.60%–4.35% 2025–2047		$29,175	28,113
Other securities			211,594
			759,856

Asset-backed obligations 2.61%
Other securities			277,546

Municipals 2.00%
Illinois 1.72%
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023		26,190	26,663
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[5]		93,085	88,239
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019		400	407

American Funds Insurance Series	89

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Illinois (continued)
G.O. Bonds, Series 2013-B, 3.65% 2020	$1,000	$997
G.O. Bonds, Series 2013-B, 4.11% 2022	750	736
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,063
G.O. Bonds, Series 2013-B, 4.91% 2027	1,450	1,360
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,360	4,627
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	257
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,467
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,338
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	3,955	4,104
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	340
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,476
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021[5]	7,784	8,043
Other securities		36,502
		182,619

Other 0.28%
Other securities		29,918

Total municipals		212,537

Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 2026	12,410	11,659

Total bonds, notes & other debt instruments (cost: $10,356,835,000)		10,219,625

Common stocks 0.03%	Shares
Other 0.03%
Other securities		2,833

Total common stocks (cost: $3,654,000)		2,833

Rights & warrants 0.00%
Energy 0.00%
Other securities		97

Total rights & warrants (cost: $16,000)		97

Short-term securities 21.76%	Principal amount (000)
Chevron Corp. 1.93%–2.02% due 7/13/2018–7/17/2018[2]	$59,200	59,150
ExxonMobil Corp. 2.00%–2.02% due 7/23/2018–8/28/2018	84,000	83,821
Federal Home Loan Bank 1.77%–1.95% due 7/9/2018–10/5/2018	796,700	794,803
Freddie Mac 1.91% due 8/20/2018	50,000	49,876
PepsiCo Inc. 1.95%–1.98% due 8/1/2018–8/7/2018[2]	70,000	69,858
Pfizer Inc. 2.02%–2.05% due 7/2/2018–8/20/2018[2]	109,000	108,874
U.S. Treasury Bills 1.56%–2.00% due 7/5/2018–11/15/2018	846,300	843,339
Other securities		302,784

Total short-term securities (cost: $2,312,454,000)		2,312,505
Total investment securities 117.97% (cost: $12,672,959,000)		12,535,060
Other assets less liabilities (17.97)%		(1,909,862)

Net assets 100.00%		$10,625,198

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

90	American Funds Insurance Series

Bond Fund

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $5,494,000, which represented .05% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,171,000, which represented .11% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $2,150,000, an aggregate cost of $780,000, and which represented .02% of the net assets of the fund) were acquired on 8/31/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

		Number of		Notional amount [8]	Value at 6/30/2018 [9]	Unrealized appreciation (depreciation) at 6/30/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	13,334	October 2018	$2,666,800	$2,824,516	$23
5 Year Euro-Bobl Futures	Short	2,269	September 2018	(226,900)	(350,216)	(1,831)
5 Year U.S. Treasury Note Futures	Long	12,291	October 2018	1,229,100	1,396,469	4,536
10 Year Euro-Bund Futures	Short	763	September 2018	(76,300)	(144,837)	(1,625)
10 Year U.S. Treasury Note Futures	Long	503	September 2018	50,300	60,454	251
10 Year Ultra U.S. Treasury Note Futures	Short	112	September 2018	(11,200)	(14,362)	(126)
30 Year Euro-Buxl Futures	Long	214	September 2018	21,400	44,409	619
30 Year Ultra U.S. Treasury Bond Futures	Long	772	September 2018	77,200	123,182	340
						$2,187

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
USD31,395	JPY3,430,000	Goldman Sachs	7/9/2018	$394
USD66,828	JPY7,300,000	JPMorgan Chase	7/10/2018	844
USD76,688	EUR65,550	JPMorgan Chase	7/10/2018	77
USD12,310	MXN252,000	Citibank	7/10/2018	(357)
USD10,283	EUR8,725	JPMorgan Chase	7/12/2018	84
USD26,432	EUR22,400	JPMorgan Chase	7/16/2018	241
USD13,179	JPY1,445,000	Goldman Sachs	7/25/2018	105
USD59,923	MXN1,220,000	Bank of New York Mellon	7/25/2018	(1,249)
USD44,704	JPY4,925,000	Bank of New York Mellon	7/31/2018	123
USD448	EUR385	Goldman Sachs	7/31/2018	(3)
USD119,413	MXN2,400,000	Citibank	7/31/2018	(808)
				$(549)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
1.39%	3-month Canada BA	7/13/2018	C$	1,460,000	$(123)	$—	$(123)
1.77%	3-month Canada BA	9/26/2018		975,000	58	—	58
1.669%	3-month USD-LIBOR	10/28/2019		$112,000	(1,478)	—	(1,478)
U.S. EFFR	2.165%	4/3/2020		594,600	1,977	—	1,977
2.55%	3-month USD-LIBOR	4/3/2020		594,600	(2,162)	—	(2,162)

American Funds Insurance Series	91

Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
U.S. EFFR	2.174%	4/4/2020	$760,300	$2,443	$—	$2,443
2.5725%	3-month USD-LIBOR	4/4/2020	760,298	(2,500)	—	(2,500)
U.S. EFFR	2.19%	4/6/2020	503,300	1,480	—	1,480
2.599%	3-month USD-LIBOR	4/6/2020	503,300	(1,426)	—	(1,426)
3-month USD-LIBOR	2.761%	4/27/2020	500,000	92	—	92
3-month USD-LIBOR	2.75%	4/30/2020	352,900	137	—	137
3-month USD-LIBOR	2.746%	5/1/2020	504,100	237	—	237
3-month USD-LIBOR	2.7515%	5/3/2020	501,000	202	—	202
1.6915%	3-month USD-LIBOR	6/3/2020	1,600	(33)	—	(33)
1.7345%	3-month USD-LIBOR	12/31/2020	120,000	(3,187)	—	(3,187)
3-month USD-LIBOR	1.975%	4/27/2022	15,000	490	—	490
3-month USD-LIBOR	2.1305%	7/17/2022	100,000	2,848	—	2,848
1.9375%	3-month USD-LIBOR	12/18/2022	150,000	(5,934)	—	(5,934)
3-month USD-LIBOR	2.701%	6/9/2024	60,000	610	—	610
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(996)	—	(996)
3-month USD-LIBOR	2.438%	11/19/2024	$750	20	—	20
3-month USD-LIBOR	2.4585%	11/24/2024	23,000	584	—	584
3-month USD-LIBOR	2.0475%	3/23/2025	450	23	—	23
3-month USD-LIBOR	2.3175%	5/8/2025	1,500	54	—	54
3-month USD-LIBOR	2.339%	5/13/2025	375	13	—	13
3-month USD-LIBOR	2.351%	5/15/2025	590	20	—	20
3-month USD-LIBOR	2.287%	5/20/2025	500	19	—	19
3-month USD-LIBOR	2.227%	5/28/2025	260	11	—	11
3-month USD-LIBOR	2.2125%	5/29/2025	465	20	—	20
3-month USD-LIBOR	2.451%	6/5/2025	650	18	—	18
3-month USD-LIBOR	2.46%	6/10/2025	2,536	70	—	70
3-month USD-LIBOR	2.455%	6/24/2025	235	7	—	7
3-month USD-LIBOR	2.397%	7/13/2025	900	29	—	29
3-month USD-LIBOR	2.535%	7/15/2025	800	18	—	18
3-month USD-LIBOR	2.4615%	7/22/2025	1,300	36	—	36
3-month USD-LIBOR	2.312%	7/29/2025	1,000	37	—	37
3-month USD-LIBOR	2.331%	7/30/2025	435	16	—	16
3-month USD-LIBOR	2.228%	9/4/2025	12,000	523	—	523
6-month JPY-LIBOR	0.282%	2/2/2026	¥5,500,000	(328)	—	(328)
6-month JPY-LIBOR	0.0875%	3/10/2026	11,100,000	859	—	859
3-month USD-LIBOR	1.595%	5/12/2026	$8,500	788	—	788
3-month USD-LIBOR	1.592%	5/12/2026	4,000	371	—	371
3.0865%	3-month USD-LIBOR	8/18/2034	2,250	37	—	37
2.913%	3-month USD-LIBOR	11/24/2034	10,000	(65)	—	(65)
2.844%	3-month USD-LIBOR	6/11/2035	3,250	(52)	—	(52)
2.9535%	3-month USD-LIBOR	6/30/2035	2,500	(2)	—	(2)
2.773%	3-month USD-LIBOR	7/13/2035	500	(13)	—	(13)
2.589%	3-month USD-LIBOR	9/4/2035	3,100	(160)	—	(160)
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(208)	—	(208)
6-month JPY-LIBOR	0.58295%	3/23/2046	¥2,000,000	1,093	—	1,093
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(813)	—	(813)
3-month USD-LIBOR	2.1155%	5/13/2046	$2,400	393	—	393
3-month USD-LIBOR	2.78875%	1/23/2048	91,500	2,707	—	2,707
3-month USD-LIBOR	2.816%	1/23/2048	19,600	469	—	469
					$—	$(671)

92	American Funds Insurance Series

Bond Fund

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments (000)	Unrealized appreciation at 6/30/2018 (000)
CDX.NA.IG.30	1.00%/Quarterly	6/20/2023	$50,000	$(740)	$(899)	$159

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,486,045,000, which represented 13.99% of the net assets of the fund.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $55,344,000, which represented .52% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

BA = Banker’s acceptances

C$ = Canadian dollars

EFFR = Federal Funds Effective Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	93

Global Bond Fund

Bonds, notes & other debt instruments 91.91%	Principal amount (000)		Value (000)
Euros 12.82%
Belgium (Kingdom of), Series 82, 0.50% 2024		€12,920	$15,432
Belgium (Kingdom of), Series 77, 1.00% 2026		6,480	7,932
French Republic O.A.T. 2.25% 2024		11,680	15,457
Germany (Federal Republic of) 2.50% 2046		7,370	11,824
Germany (Federal Republic of) 1.25% 2048		17,050	21,083
Germany (Federal Republic of) 0.50%–6.25% 2024–2040		12,950	17,500
Italy (Republic of) 0.95% 2023		14,000	15,789
Italy (Republic of) 2.05%–4.75% 2023–2027		11,600	14,071
Portuguese Republic 2.875% 2025		12,350	16,061
Portuguese Republic 2.875% 2026		2,095	2,711
Portuguese Republic 4.125% 2027		11,510	16,191
Romania 2.75%–3.88% 2025–2038		8,265	9,589
Spain (Kingdom of) 1.45% 2027		19,430	23,094
Spain (Kingdom of) 1.50% 2027		10,350	12,401
Spain (Kingdom of) 2.70%–2.90% 2046–2048		7,895	9,707
Other securities			77,863
			286,705

Japanese yen 10.49%
Japan, Series 134, 0.10% 2022		¥1,350,000	12,310
Japan, Series 18, 0.10% 2024[1]		3,153,700	29,667
Japan, Series 19, 0.10% 2024[1]		2,691,050	25,461
Japan, Series 346, 0.10% 2027		3,125,000	28,494
Japan, Series 116, 2.20% 2030		1,735,000	19,472
Japan, Series 145, 1.70% 2033		2,210,000	24,147
Japan, Series 57, 0.80% 2047		3,756,250	34,764
Japan 0.10%–2.30% 2021–2044[1]		6,172,565	60,336
			234,651

Polish zloty 3.68%
Poland (Republic of), Series 1021, 5.75% 2021	PLN	126,530	37,839
Poland (Republic of), Series 0922, 5.75% 2022		34,600	10,521
Poland (Republic of) 1.50%–5.25% 2020–2025		122,240	34,035
			82,395

Mexican pesos 3.16%
United Mexican States, Series M, 6.50% 2021	MXN	373,300	18,216
United Mexican States, Series M, 5.75% 2026		654,500	29,459
United Mexican States 4.00%–10.00% 2020–2042[1]		432,123	22,899
			70,574

Indian rupees 2.90%
India (Republic of) 7.80% 2021	INR	727,600	10,636
India (Republic of) 8.83% 2023		1,284,200	19,456
India (Republic of) 6.79%–8.40% 2023–2030		2,203,470	30,936
Other securities			3,804
			64,832

British pounds 2.17%
United Kingdom 1.25% 2027		£11,725	15,372
United Kingdom 3.25% 2044		6,500	11,192
United Kingdom 1.50%–4.25% 2023–2047		12,520	19,127
Other securities			2,827
			48,518

Danish kroner 1.94%
Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]	DKr	178,600	27,868
Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]		14,724	2,410
Other securities			13,205
			43,483

94	American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)		Value (000)
Malaysian ringgits 1.59%
Malaysia (Federation of) 3.58%–4.50% 2018–2030	MYR	145,265	$35,569

South Korean won 1.41%
South Korea (Republic of), Series 2209, 2.00% 2022	KRW	13,974,200	12,391
South Korea (Republic of), Series 2712, 2.375% 2027		14,470,000	12,802
South Korea (Republic of) 1.88%–2.38% 2022–2023		7,040,000	6,280
			31,473

Thai baht 1.25%
Thailand (Kingdom of) 2.125% 2026	THB	379,250	11,052
Other securities			16,996
			28,048

Israeli shekels 0.86%
Israel (State of) 5.50% 2042	ILS	29,300	11,443
Other securities			7,746
			19,189

Canadian dollars 0.66%
Canada 2.25% 2025	C$	15,450	11,838
Other securities			2,954
			14,792

Romanian leu 0.51%
Romania 2.30%–5.95% 2020–2022	RON	46,525	11,517

U.S. dollars 44.73%
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[3,4]		$880	849
Fannie Mae 2.18%–4.50% 2022–2048[2,5]		38,880	39,591
Petróleos Mexicanos 6.35%–6.50% 2027–2048[4]		3,602	3,584
Poland (Republic of) 3.25%–4.00% 2024–2026		5,570	5,436
Romania 5.125% 2048[4]		6,200	5,998
U.S. Treasury 1.125% 2021[6]		28,660	27,575
U.S. Treasury 2.00% 2021		16,500	16,177
U.S. Treasury 2.125% 2022		41,955	40,888
U.S. Treasury 2.375% 2023		27,625	27,205
U.S. Treasury 2.75% 2023		39,400	39,423
U.S. Treasury 2.75% 2025		12,000	11,945
U.S. Treasury 2.00% 2026		33,560	31,430
U.S. Treasury 2.25% 2027		27,700	26,307
U.S. Treasury 2.75% 2028[6]		57,600	57,050
U.S. Treasury 2.875% 2028		24,000	24,030
U.S. Treasury 2.75% 2047[6]		18,900	17,995
U.S. Treasury 3.00% 2048		10,600	10,612
U.S. Treasury 1.88%–3.13% 2020–2048		31,700	31,179
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		27,083	27,056
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]		11,740	11,422
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2046[1]		43,860	44,328
United Mexican States 3.75% 2028		2,000	1,893
Other securities			498,445
			1,000,418

Other 3.74%
Other securities			83,542

Total bonds, notes & other debt instruments (cost: $2,095,810,000)			2,055,706

American Funds Insurance Series	95

Global Bond Fund

Convertible stocks 0.05%	Shares	Value (000)
U.S. dollars 0.05%
Other securities		$1,033

Total convertible stocks (cost: $816,000)		1,033

Common stocks 0.07%
Swiss francs 0.01%
Other securities		200

U.S. dollars 0.06%
Other securities		1,304

Total common stocks (cost: $2,505,000)		1,504

Rights & warrants 0.00%
U.S. dollars 0.00%
Other securities		56

Total rights & warrants (cost: $8,000)		56

Short-term securities 9.89%	Principal amount (000)
Caisse d’Amortissement de la Dette Sociale 1.99% due 7/9/2018		$16,100	16,092
Egyptian Treasury Bills 15.42%–16.35% due 7/10/2018–12/18/2018	EGP	209,900	11,129
Japanese Treasury Discount Bills (0.14)% due 5/20/2019		¥11,900,000	107,607
Nigerian Treasury Bills 11.65%–16.91% due 7/5/2018–12/6/2018	NGN	5,525,905	14,861
Swedbank AB 1.85% due 7/2/2018		$30,900	30,895
United Overseas Bank Ltd. 2.00% due 7/10/2018[4]		40,600	40,576

Total short-term securities (cost: $221,612,000)			221,160
Total investment securities 101.92% (cost: $2,320,751,000)			2,279,459
Other assets less liabilities (1.92)%			(42,856)

Net assets 100.00%			$2,236,603

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $3,268,000, which represented .15% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,825,000, which represented .26% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,153,000, an aggregate cost of $3,632,000, and which represented .19% of the net assets of the fund) were acquired from 8/31/2015 to 8/9/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

96	American Funds Insurance Series

Global Bond Fund

Futures contracts

		Number of		Notional amount [7]	Value at 6/30/2018 [8]	Unrealized (depreciation) appreciation at 6/30/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year Euro-Bobl Futures	Short	142	September 2018	$(14,200)	$(21,918)	$(115)
5 Year U.S. Treasury Note Futures	Long	1,068	October 2018	106,800	121,343	627
10 Year Ultra U.S. Treasury Note Futures	Long	93	September 2018	9,300	11,926	93
10 Year U.S. Treasury Note Futures	Long	76	September 2018	7,600	9,134	86
30 Year Ultra U.S. Treasury Bond Futures	Short	141	September 2018	(14,100)	(22,498)	(204)
						$487

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
USD5,763	MXN107,300	JPMorgan Chase	7/9/2018	$369
USD3,099	ZAR39,200	UBS AG	7/9/2018	245
USD20,347	JPY2,253,235	JPMorgan Chase	7/9/2018	(18)
JPY1,655,674	USD15,154	Goldman Sachs	7/9/2018	(190)
JPY2,444,831	USD22,377	Goldman Sachs	7/9/2018	(281)
USD18,116	MYR72,000	JPMorgan Chase	7/10/2018	297
USD7,430	PLN26,900	JPMorgan Chase	7/10/2018	248
USD16,626	EUR14,075	Citibank	7/10/2018	176
USD5,651	GBP4,200	Citibank	7/10/2018	105
USD10,112	CHF9,930	JPMorgan Chase	7/10/2018	76
JPY445,496	USD4,079	Citibank	7/10/2018	(52)
CHF9,929	USD10,112	JPMorgan Chase	7/10/2018	(76)
JPY1,483,519	USD13,545	Citibank	7/10/2018	(136)
MYR60,765	USD15,198	JPMorgan Chase	7/10/2018	(159)
EUR14,075	USD16,685	Bank of America, N.A.	7/10/2018	(236)
PLN26,900	USD7,463	JPMorgan Chase	7/10/2018	(280)
USD7,727	GBP5,900	Morgan Stanley	7/11/2018	(63)
USD15,400	GBP11,737	JPMorgan Chase	7/11/2018	(99)
GBP23,523	USD31,700	Bank of America, N.A.	7/11/2018	(638)
USD7,709	THB244,600	Bank of America, N.A.	7/12/2018	323
USD13,972	INR941,650	JPMorgan Chase	7/12/2018	250
USD1,723	INR116,000	JPMorgan Chase	7/12/2018	32
NOK37,200	USD4,621	Bank of America, N.A.	7/12/2018	(51)
GBP6,389	USD8,564	Citibank	7/12/2018	(127)
USD4,890	BRL17,500	Citibank	7/13/2018	382
USD9,306	ILS33,250	Bank of America, N.A.	7/16/2018	206
EUR4,605	USD5,442	Bank of America, N.A.	7/16/2018	(58)
EUR17,250	USD20,667	UBS AG	7/16/2018	(496)
JPY1,010,000	USD9,169	JPMorgan Chase	7/17/2018	(35)
JPY392,473	USD3,563	Citibank	7/18/2018	(14)
NOK31,115	DKK24,600	Citibank	7/18/2018	(38)
USD15,595	KRW16,837,700	Bank of America, N.A.	7/19/2018	480
USD5,759	COP16,479,481	JPMorgan Chase	7/19/2018	142
USD13,575	INR923,000	Citibank	7/19/2018	135
USD8,450	COP24,598,000	Bank of America, N.A.	7/19/2018	66
EUR5,423	USD6,310	Goldman Sachs	7/19/2018	33
USD7,565	MXN158,000	Bank of America, N.A.	7/19/2018	(365)
USD7,616	MYR30,500	JPMorgan Chase	7/20/2018	69
EUR10,653	GBP9,396	Citibank	7/20/2018	46
USD2,407	INR163,000	Goldman Sachs	7/20/2018	34
JPY615,168	EUR4,800	JPMorgan Chase	7/20/2018	(50)

American Funds Insurance Series	97

Global Bond Fund

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
GBP9,342	EUR10,652	JPMorgan Chase	7/20/2018	$(119)
USD30,622	PLN114,400	Bank of America, N.A.	7/23/2018	70
USD7,540	PLN28,100	Bank of America, N.A.	7/23/2018	36
JPY1,310,000	USD11,918	Citibank	7/23/2018	(67)
USD9,131	INR627,000	Bank of America, N.A.	7/24/2018	7
USD8,828	ILS31,900	Bank of America, N.A.	7/25/2018	92
EUR10,459	USD12,171	JPMorgan Chase	7/25/2018	68
USD23,290	JPY2,576,365	JPMorgan Chase	7/25/2018	(21)
JPY727,337	USD6,624	Bank of America, N.A.	7/25/2018	(43)
JPY2,576,365	USD23,464	Bank of America, N.A.	7/25/2018	(153)
USD13,460	CAD17,900	JPMorgan Chase	7/25/2018	(163)
EUR9,784	PLN42,600	Goldman Sachs	7/27/2018	72
JPY878,869	USD8,048	Morgan Stanley	7/27/2018	(94)
EUR24,418	USD28,398	Goldman Sachs	7/31/2018	186
EUR3,395	USD3,948	Goldman Sachs	7/31/2018	26
USD6,091	THB201,000	JPMorgan Chase	7/31/2018	19
USD9,614	AUD13,010	Morgan Stanley	7/31/2018	(15)
JPY646,098	USD5,865	Bank of New York Mellon	7/31/2018	(16)
USD8,655	EUR7,410	JPMorgan Chase	7/31/2018	(19)
JPY2,218,752	USD20,140	Bank of New York Mellon	7/31/2018	(55)
JPY3,592,753	USD32,612	Bank of New York Mellon	7/31/2018	(90)
USD7,567	INR504,900	Citibank	9/24/2018	275
USD5,348	BRL18,000	Citibank	11/29/2018	771
USD2,192	BRL7,400	Citibank	11/29/2018	310
USD5,778	BRL19,300	Citibank	3/11/2019	916
BRL19,300	USD5,077	JPMorgan Chase	3/11/2019	(216)
USD16,793	BRL56,500	JPMorgan Chase	3/15/2019	2,570
USD1,143	EUR900	JPMorgan Chase	3/15/2019	69
BRL27,600	USD7,227	JPMorgan Chase	3/15/2019	(279)
USD947	EUR745	Goldman Sachs	4/12/2019	56
USD110,652	JPY11,900,000	Citibank	5/20/2019	376
				$4,821

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
1.8935%	U.S. EFFR	9/26/2018	$335,900	$(22)	$—	$(22)
1.6505%	3-month USD-LIBOR	3/21/2019	85,000	(526)	—	(526)
1.4898%	6-month EURIBOR	11/24/2047	€2,150	22	—	22
1.5768%	6-month EURIBOR	3/6/2048	5,000	179	—	179
1.4658%	6-month EURIBOR	4/20/2048	3,000	10	—	10
					$—	$(337)

98	American Funds Insurance Series

Global Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $215,969,000, which represented 9.66% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,553,000, which represented .11% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

AUD/A$ = Australian dollars

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CHF = Swiss francs

COP = Colombian pesos

DKK/DKr = Danish kroner

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

RON = Romanian leu

TBA = To-be-announced

THB = Thai baht

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series	99

High-Income Bond Fund
Summary investment portfolio June 30, 2018	unaudited

Bonds, notes & other debt instruments 95.20%	Principal amount (000)	Value (000)
Corporate bonds & notes 94.70%
Energy 18.98%
Blackstone CQP Holdco LP 6.00% 2021[1,2]	$1,600	$1,604
Blackstone CQP Holdco LP 6.50% 2021[1,2]	21,230	21,336
Cheniere Energy Partners, LP 5.25% 2025[1]	2,200	2,151
Chesapeake Energy Corp. 8.00% 2025	6,100	6,228
Chesapeake Energy Corp. 4.88%–8.00% 2019–2027[1,3]	12,508	12,566
CONSOL Energy Inc. 5.875% 2022	12,824	12,923
NGL Energy Partners LP 6.875% 2021	7,010	7,124
Southwestern Energy Co. 4.10% 2022	7,430	7,133
Teekay Corp. 8.50% 2020	12,018	12,439
Weatherford International PLC 6.75% 2040	7,755	6,185
Weatherford International PLC 4.50%–9.88% 2021–2036[1]	13,820	12,518
Other securities		162,603
		264,810

Health care 14.05%
Centene Corp. 4.75% 2022	6,515	6,588
Centene Corp. 4.75%–6.13% 2024–2026[1]	11,315	11,507
Kinetic Concepts, Inc. 12.50% 2021[1]	6,463	7,174
Molina Healthcare, Inc. 5.375% 2022	10,910	11,033
Molina Healthcare, Inc. 4.875% 2025[1]	4,294	4,187
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.325% 2023[3,4,5,6,7,8]	6,914	6,311
Tenet Healthcare Corp. 6.00% 2020	6,565	6,770
Tenet Healthcare Corp. 4.38%–8.13% 2020–2024[1]	18,652	18,581
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	7,585	7,154
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	12,705	11,752
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	6,985	7,273
Valeant Pharmaceuticals International, Inc. 5.63%–9.00% 2021–2027[1]	10,580	10,842
Valeant Pharmaceuticals International, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.982% 2025[3,4,5]	1,675	1,672
Other securities		85,213
		196,057

Consumer discretionary 12.90%
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	8,450	8,323
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%–5.88% 2023–2028[1]	17,150	16,323
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	12,700	12,672
Meredith Corp. 6.875% 2026[1]	7,140	7,060
Petsmart, Inc. 5.875% 2025[1]	15,140	11,696
Petsmart, Inc. 7.13%–8.88% 2023–2025[1]	9,200	6,133
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	7,275	7,166
Other securities		110,623
		179,996

Materials 11.45%
Cleveland-Cliffs Inc. 4.875% 2024[1]	3,825	3,701
Cleveland-Cliffs Inc. 5.75% 2025	15,000	14,269
First Quantum Minerals Ltd. 7.50% 2025[1]	12,300	12,185
First Quantum Minerals Ltd. 6.50%–7.25% 2021–2026[1]	16,195	16,048
Freeport-McMoRan Inc. 3.55% 2022	7,415	7,063
Platform Specialty Products Corp. 5.875% 2025[1]	6,535	6,396
Ryerson Inc. 11.00% 2022[1]	6,336	6,985
Other securities		93,138
		159,785

Industrials 9.08%
Allison Transmission Holdings, Inc. 5.00% 2024[1]	6,265	6,179
Associated Materials, LLC 9.00% 2024[1]	7,000	7,367
Brand Energy 8.50% 2025[1]	6,305	6,407
Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	13,373

100	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,6,7,8]	$1,187	$1,270
DAE Aviation Holdings, Inc. 10.00% 2023[1]	7,965	8,632
Other securities		83,475
		126,703

Telecommunication services 8.97%
Frontier Communications Corp. 10.50% 2022	7,440	6,789
Frontier Communications Corp. 11.00% 2025	14,225	11,447
Frontier Communications Corp. 8.50%–9.25% 2021–2026[1]	5,500	5,338
Intelsat Jackson Holding Co. 7.25% 2020	5,775	5,775
Intelsat Jackson Holding Co. 7.50% 2021	11,910	11,880
Intelsat Jackson Holding Co. 5.50%–8.00% 2023–2024[1]	7,725	7,375
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.78% 2020 (100% PIK)[3,4,5,6]	8,749	7,269
Sprint Corp. 11.50% 2021	5,880	6,968
Sprint Corp. 6.88%–8.75% 2021–2032	12,970	13,140
Ziggo Bond Finance BV 5.50% 2027[1]	6,950	6,509
Other securities		42,589
		125,079

Information technology 7.41%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.557% 2025[3,4,5]	6,750	6,524
Camelot Finance SA 7.875% 2024[1]	7,530	7,568
Gogo Inc. 12.50% 2022[1]	12,850	13,749
Infor Software 7.125% 2021[1,6]	7,960	8,010
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.608% 2024[3,4,5]	7,870	8,155
Unisys Corp. 10.75% 2022[1]	6,400	7,200
Other securities		52,179
		103,385

Financials 3.92%
Other securities		54,662

Utilities 2.93%
Other securities		40,819

Consumer staples 2.75%
B&G Foods, Inc. 5.25% 2025	7,158	6,764
Other securities		31,563
		38,327

Real estate 2.26%
Iron Mountain Inc. 5.75% 2024	7,650	7,554
Other securities		23,988
		31,542

Total corporate bonds & notes		1,321,165

Other bonds & notes 0.50%
Other securities		6,917

Total bonds, notes & other debt instruments (cost: $1,345,692,000)		1,328,082

Convertible bonds 0.55%
Energy 0.10%
Chesapeake Energy Corp., convertible notes, 5.50% 2026[1]	600	611
Other securities		715
		1,326

American Funds Insurance Series	101

High-Income Bond Fund

Convertible bonds (continued)	Principal amount (000)	Value (000)
Telecommunication services 0.05%
Intelsat SA, convertible notes, 4.50% 2025[1]	$550	$676

Other 0.17%
Other securities		2,422

Miscellaneous 0.23%
Other convertible bonds in initial period of acquisition		3,203

Total convertible bonds (cost: $7,329,000)		7,627

Convertible stocks 0.56%	Shares
Industrials 0.42%
Associated Materials, LLC, 14.00% convertible preferred 2020[7,8]	4,850	5,892

Health care 0.06%
Other securities		818

Telecommunication services 0.01%
Frontier Communications Corp., Series A, 11.125% convertible preferred 2018	10,000	99

Miscellaneous 0.07%
Other convertible stocks in initial period of acquisition		974

Total convertible stocks (cost: $7,154,000)		7,783

Common stocks 1.09%
Information technology 0.48%
Corporate Risk Holdings I, Inc.[2,7,8,9]	218,504	6,693
Other securities		—
		6,693

Other 0.55%
Other securities		7,645

Miscellaneous 0.06%
Other common stocks in initial period of acquisition		896

Total common stocks (cost: $21,440,000)		15,234

Rights & warrants 0.03%
Energy 0.03%
Other securities		354

Total rights & warrants (cost: $51,000)		354

102	American Funds Insurance Series

High-Income Bond Fund

Short-term securities 3.17%	Principal amount (000)	Value (000)
Federal Home Loan Bank 1.84% due 7/20/2018	$10,000	$9,991
Honeywell International Inc. 1.95% due 7/25/2018[1]	6,400	6,391
Société Générale 1.79% due 7/2/2018[1]	27,900	27,896

Total short-term securities (cost: $44,281,000)		44,278
Total investment securities 100.60% (cost: $1,425,947,000)		1,403,358
Other assets less liabilities (0.60)%		(8,340)

Net assets 100.00%		$1,395,018

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes a security which was pledged as collateral. The total value of pledged collateral was $4,276,000, which represented less than .01% of the net assets of the fund.

Futures contracts

		Number of		Notional amount	[10]	Value at 6/30/2018	[11]	Unrealized depreciation at 6/30/2018
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
10 Year U.S. Treasury Note Futures	Short	159	September 2018	$(15,900)		$(19,110)		$(75)

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2018 (000)
3-month USD-LIBOR	2.772%	2/28/2025	$14,500	$105	$—	$105
3-month USD-LIBOR	2.0745%	11/21/2026	18,600	1,165	—	1,165
3-month USD-LIBOR	2.2825%	4/13/2027	10,700	527	—	527
2.2865%	3-month USD-LIBOR	10/2/2027	10,100	(523)	—	(523)
3-month USD-LIBOR	2.6475%	1/25/2028	5,000	115	—	115
					$—	$1,389

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments (000)	Unrealized appreciation at 6/30/2018 (000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$62,650	$(3,846)	$(4,557)	$711
CDX.NA.HY.30	5.00%/Quarterly	6/20/2023	22,110	(1,270)	(1,660)	390
					$(6,217)	$1,101

American Funds Insurance Series	103

High-Income Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $778,268,000, which represented 55.79% of the net assets of the fund.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[3]	Coupon rate may change periodically.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $98,836,000, which represented 7.08% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $32,911,000, which represented 2.36% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Security did not produce income during the last 12 months.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017–2/5/2018	$21,235	$21,336	1.53%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	1,600	1,604	.11
Corporate Risk Holdings I, Inc.	8/31/2015	2,428	6,693	.48
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Other securities	12/13/2012–11/15/2016	4,633	1,475	.11
Total private placement securities		$29,896	$31,108	2.23%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See Notes to Financial Statements

104	American Funds Insurance Series

Mortgage Fund
Summary investment portfolio June 30, 2018	unaudited

Bonds, notes & other debt instruments 95.27%	Principal amount (000)	Value (000)
Mortgage-backed obligations 72.60%
Federal agency mortgage-backed obligations 70.16%
Fannie Mae 4.00% 2047[1]	$7,529	$7,694
Fannie Mae 4.00% 2047[1]	4,797	4,897
Fannie Mae 4.00% 2048[1,2]	10,113	10,296
Fannie Mae 4.00% 2048[1,2]	4,296	4,380
Fannie Mae 4.00% 2048[1,2]	2,841	2,890
Fannie Mae 4.50% 2048[1]	14,986	15,643
Fannie Mae 4.50% 2048[1]	7,966	8,348
Fannie Mae 4.50% 2048[1]	4,973	5,210
Fannie Mae 4.00%–5.00% 2036–2048[1]	2,963	3,088
Freddie Mac 4.00% 2036[1]	5,574	5,746
Freddie Mac 4.00% 2048[1,2]	12,500	12,719
Freddie Mac 4.00% 2048[1,2]	6,354	6,474
Freddie Mac 4.50% 2048[1,2]	16,418	17,058
Freddie Mac 4.50% 2048[1,2]	4,282	4,456
Freddie Mac 2.60%–5.00% 2020–2036[1]	5,336	5,456
Freddie Mac Pool #760014 2.978% 2045[1,3]	2,555	2,556
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2046[1]	4,722	4,770
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[1,3]	12,818	12,496
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	11,539	11,334
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	7,866	7,733
Government National Mortgage Assn. 5.50% 2040[1]	2,037	2,222
Government National Mortgage Assn. 4.00% 2048[1,2]	5,190	5,319
Government National Mortgage Assn. 4.00% 2048[1,2]	4,010	4,103
Government National Mortgage Assn. 4.50% 2048[1,2]	33,082	34,391
Government National Mortgage Assn. 4.50% 2048[1,2]	4,868	5,052
Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1]	23,415	23,928
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,357	4,302
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	558	566
Other securities		4,653
		237,780

Collateralized mortgage-backed (privately originated) 2.41%
Other securities		8,177

Commercial mortgage-backed securities 0.03%
Other securities		84

Total mortgage-backed obligations		246,041

U.S. Treasury bonds & notes 10.08%

U.S. Treasury 6.97%
U.S. Treasury 1.875% 2022[4]	7,800	7,538
U.S. Treasury 2.00% 2022	3,300	3,203
U.S. Treasury 2.75% 2023	3,500	3,503
U.S. Treasury 2.50% 2024	2,500	2,460
U.S. Treasury 3.00% 2048[4]	5,000	5,006
U.S. Treasury 1.50%–2.75% 2020–2023	1,968	1,930
		23,640

U.S. Treasury inflation-protected securities 3.11%
U.S. Treasury Inflation-Protected Security 0.50% 2028[5]	4,093	3,401
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	126	159
U.S. Treasury Inflation-Protected Security 0.75% 2042[4,5]	7,134	6,966
		10,526

Total U.S. Treasury bonds & notes		34,166

American Funds Insurance Series	105

Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 6.29%
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[1,6]	$2,413	$2,412
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.491% 2025[1,3]	2,851	2,813
Other securities		16,099
		21,324

Federal agency bonds & notes 6.26%
Fannie Mae 1.88%–2.00% 2022	8,800	8,565
Federal Home Loan Bank 1.38%–1.88% 2021	13,000	12,638
		21,203

Corporate bonds & notes 0.04%

Financials 0.04%
Other securities		134

Total bonds, notes & other debt instruments (cost: $324,480,000)		322,868

Short-term securities 36.05%
Chariot Funding, LLC 2.05% due 8/3/2018[6]	9,000	8,982
Chevron Corp. 1.92% due 7/23/2018[6]	8,300	8,289
Coca-Cola Co. 2.04% due 8/13/2018[6]	7,900	7,880
ExxonMobil Corp. 1.97% due 8/8/2018	10,000	9,978
Federal Farm Credit Banks 1.82%–2.06% due 7/16/2018–11/27/2018	23,000	22,882
Federal Home Loan Bank 1.90% due 8/22/2018	6,000	5,985
Freddie Mac 1.78% due 7/18/2018	5,000	4,996
Honeywell International Inc. 1.88% due 7/11/2018[6]	10,000	9,994
Intel Corp. 2.00% due 9/6/2018[6]	9,000	8,965
John Deere Bank SA 2.00% due 8/1/2018[6]	6,400	6,388
Paccar Financial Corp. 1.96% due 7/23/2018	9,000	8,988
PepsiCo Inc. 1.84% due 8/7/2018[6]	10,000	9,978
Société Générale 1.79% due 7/2/2018[6]	6,900	6,899
Other securities		1,991

Total short-term securities (cost: $122,206,000)		122,195
Total investment securities 131.32% (cost: $446,686,000)		445,063
Other assets less liabilities (31.32)%		(106,155)

Net assets 100.00%		$338,908

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,765,000, which represented .52% of the net assets of the fund.

106	American Funds Insurance Series

Mortgage Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[7]	Value at 6/30/2018 (000)	[8]	Unrealized appreciation at 6/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	1,134	October 2018	$113,400		$128,842		$667
10 Year Ultra U.S. Treasury Note Futures	Long	107	September 2018	10,700		13,721		111
20 Year U.S. Treasury Bond Futures	Long	48	September 2018	4,800		6,960		18
30 Year Ultra U.S. Treasury Bond Futures	Long	5	September 2018	500		798		2
								$798

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
1.8935%	U.S. EFFR	9/26/2018	$71,000	$(5)	$—	$(5)
1.865%	U.S. EFFR	9/26/2018	65,100	(7)	—	(7)
2.088%	U.S. EFFR	2/6/2020	21,000	(72)	—	(72)
2.0115%	U.S. EFFR	2/8/2020	25,000	(119)	—	(119)
3-month USD-LIBOR	1.217%	9/22/2021	11,500	587	—	587
3-month USD-LIBOR	1.225%	9/22/2021	11,500	585	—	585
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	725	—	725
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	(815)	—	(815)
2.012%	3-month USD-LIBOR	10/4/2022	9,000	(313)	—	(313)
2.00%	3-month USD-LIBOR	10/5/2022	41,500	(1,464)	—	(1,464)
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	(126)	—	(126)
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	911	—	911
3-month USD-LIBOR	2.24%	12/5/2026	10,500	529	—	529
3-month USD-LIBOR	2.27%	12/5/2026	8,500	409	—	409
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(50)	—	(50)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(112)	—	(112)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(163)	—	(163)
U.S. EFFR	2.145%	11/9/2047	2,200	145	—	145
U.S. EFFR	2.153%	11/10/2047	2,200	141	—	141
U.S. EFFR	2.155%	11/10/2047	1,280	82	—	82
U.S. EFFR	2.17%	11/13/2047	2,320	141	—	141
U.S. EFFR	2.5635%	2/12/2048	4,528	(97)	—	(97)
2.98%	3-month USD-LIBOR	3/15/2048	300	3	—	3
2.9625%	3-month USD-LIBOR	3/15/2048	300	2	—	2
U.S. EFFR	2.4615%	3/15/2048	300	— [9]	—	— [9]
U.S. EFFR	2.485%	3/15/2048	300	(1)	—	(1)
U.S. EFFR	2.425%	3/16/2048	600	5	—	5
2.917%	3-month USD-LIBOR	3/16/2048	600	(2)	—	(2)
					$—	$919

American Funds Insurance Series	107

Mortgage Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,550,000, which represented 1.64% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $90,987,000, which represented 26.85% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

108	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2018	unaudited

Short-term securities 99.94%	Principal amount (000)	Value (000)
Commercial paper 84.63%
American Honda Finance Corp. 2.15% due 7/24/2018	$8,650	$8,638
Caisse d’Amortissement de la Dette Sociale 1.99% due 7/9/2018	10,000	9,995
Chevron Corp. 2.06% due 9/12/2018[1]	10,000	9,957
Emerson Electric Co. 1.92% due 7/10/2018[1]	7,990	7,985
Essilor International 1.98% due 7/16/2018[1]	10,000	9,991
Fairway Finance Corp. 2.00% due 7/16/2018[1]	6,500	6,494
General Dynamics Corp. 2.03% due 7/17/2018[1]	10,000	9,990
Hydro-Québec 2.02% due 8/2/2018[1]	10,000	9,981
John Deere Canada ULC 1.97% due 7/17/2018[1]	9,100	9,091
KfW 2.12% due 9/24/2018[1]	10,000	9,950
Kimberly-Clark Corp. 1.95% due 7/11/2018[1]	8,000	7,995
Mitsubishi UFJ Trust and Banking Corp. 2.05% due 7/6/2018[1]	9,300	9,297
Mizuho Bank, Ltd. 2.04% due 8/13/2018[1]	10,000	9,974
National Australia Bank Ltd. 1.95% due 7/2/2018[1]	11,000	10,998
National Rural Utilities Cooperative Finance Corp. 1.98% due 7/17/2018	8,800	8,791
Nestlé Capital Corp. 2.08% due 9/4/2018[1]	10,000	9,962
Old Line Funding, LLC 2.05% due 8/6/2018[1]	4,800	4,790
Pfizer Inc. 2.02% due 8/21/2018[1]	10,000	9,970
Province of Ontario 1.91% due 7/5/2018	9,300	9,297
Prudential Funding, LLC 1.90% due 7/6/2018	10,000	9,996
Simon Property Group, L.P. 2.08% due 8/20/2018[1]	11,150	11,117
Société Générale 1.79% due 7/2/2018[1]	12,000	11,998
Starbird Funding Corp. 1.96% due 7/6/2018[1]	5,000	4,998
Sumitomo Mitsui Banking Corp. 2.00% due 7/23/2018[1]	11,000	10,986
Swedbank AB 2.23% due 9/27/2018	6,800	6,763
Toyota Industries Commercial Finance, Inc. 2.10% due 8/17/2018[1]	8,000	7,978
United Overseas Bank Ltd. 2.00% due 7/10/2018[1]	10,000	9,994
		246,976

Federal agency discount notes 11.20%
Federal Home Loan Bank 1.85%–1.89% due 7/20/2018–8/6/2018	32,000	31,957
Freddie Mac 1.83% due 8/6/2018	715	714
		32,671

U.S. Treasury bonds & notes 4.11%
U.S. Treasury Bill 1.60% due 7/19/2018	12,000	11,990

Total short-term securities (cost: $291,655,000)		291,637
Total investment securities 99.94% (cost: $291,655,000)		291,637
Other assets less liabilities 0.06%		178

Net assets 100.00%		$291,815

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $193,496,000, which represented 66.31% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series	109

U.S. Government/AAA-Rated Securities Fund
Summary investment portfolio June 30, 2018	unaudited

Bonds, notes & other debt instruments 99.10%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 50.17%
U.S. Treasury 43.02%
U.S. Treasury 2.50% 2020	$50,000	$49,973
U.S. Treasury 1.125% 2021	31,950	30,481
U.S. Treasury 1.75% 2021[1]	33,540	32,544
U.S. Treasury 2.00% 2021	46,300	45,268
U.S. Treasury 2.00% 2021	26,500	26,038
U.S. Treasury 1.75% 2022	174,300	168,177
U.S. Treasury 1.875% 2022	63,000	61,122
U.S. Treasury 2.00% 2022	69,500	67,464
U.S. Treasury 2.00% 2022	43,510	42,222
U.S. Treasury 1.50% 2023	26,020	24,625
U.S. Treasury 1.625% 2023	38,150	36,210
U.S. Treasury 2.125% 2023[1]	64,095	62,028
U.S. Treasury 2.625% 2023	63,000	62,728
U.S. Treasury 2.75% 2023	99,300	99,387
U.S. Treasury 2.75% 2023	52,956	52,987
U.S. Treasury 2.125% 2024	55,975	53,790
U.S. Treasury 2.50% 2024	44,000	43,296
U.S. Treasury 2.75% 2025	38,000	37,850
U.S. Treasury 2.875% 2025	25,000	25,084
U.S. Treasury 2.75% 2028	27,461	27,199
U.S. Treasury 2.75% 2047[1]	43,501	41,423
U.S. Treasury 1.50%–6.25% 2019–2048	210,954	207,086
		1,296,982

U.S. Treasury inflation-protected securities 7.15%
U.S. Treasury Inflation-Protected Security 0.50% 2028[2]	57,386	47,688
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	46,441	51,833
U.S. Treasury Inflation-Protected Security 1.00% 2048[2]	31,748	26,386
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2047[2]	91,391	89,863
		215,770

Total U.S. Treasury bonds & notes		1,512,752

Mortgage-backed obligations 28.50%
Federal agency mortgage-backed obligations 28.50%
Fannie Mae 3.00% 2036[3]	27,950	27,543
Fannie Mae 4.00% 2047[3]	32,646	33,360
Fannie Mae 4.50% 2048[3,4]	95,470	99,239
Fannie Mae 4.50% 2048[3,4]	67,539	70,099
Fannie Mae 4.50% 2048[3]	43,815	45,915
Fannie Mae 0%–9.22% 2022–2048[3,4,5]	129,020	132,015
Freddie Mac 4.50% 2048[3,4]	36,248	37,659
Freddie Mac 0%–5.50% 2020–2048[3,4,5]	75,257	75,767
Freddie Mac, Series K010, Class A1, Multi Family, 3.32% 2020[3]	107	107
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[3]	44,020	43,237
Government National Mortgage Assn. 3.50% 2048[3,4]	25,000	25,090
Government National Mortgage Assn. 4.00% 2048[3,4]	33,367	34,143
Government National Mortgage Assn. 4.50% 2048[3,4]	60,719	63,017
Government National Mortgage Assn. 4.50% 2048[3,4]	31,081	32,310
Government National Mortgage Assn. 2.74%–6.64% 2034–2065[3,4,5]	61,832	64,125
Other securities		75,485
		859,111

Federal agency bonds & notes 20.43%
Fannie Mae 1.25%–7.13% 2019–2030	31,400	32,266
Federal Home Loan Bank 1.75%–5.50% 2018–2036	91,315	91,736
Freddie Mac 2.38%–3.75% 2019–2021	112,750	112,154
Tennessee Valley Authority 2.88%–5.88% 2021–2060	47,305	49,028
U.S. Department of Housing and Urban Development 1.33%–3.70% 2018–2034	83,632	83,208

110	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
United States Agency for International Development, Jordan (Kingdom of) 1.95%–3.00% 2019–2025	$194,000	$193,737
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	3,477	3,997
United States Agency for International Development, Iraq (State of), 2.149% 2022	6,670	6,475
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,878
United States Agency for International Development, Ukraine 1.47%–1.84% 2019–2021	5,855	5,663
Other securities		34,757
		615,899

Total bonds, notes & other debt instruments (cost: $3,019,008,000)		2,987,762

Short-term securities 16.56%
Chariot Funding, LLC 2.25% due 8/31/2018[6]	25,000	24,905
CHARTA, LLC 2.27% due 9/28/2018[6]	30,000	29,827
Chevron Corp. 1.98%–2.01% due 8/23/2018–9/10/2018[6]	50,000	49,809
Coca-Cola Co. 2.23% due 10/5/2018[6]	50,000	49,704
Eli Lilly and Co. 1.91% due 7/9/2018[6]	30,000	29,984
Intel Corp. 1.94% due 7/23/2018[6]	41,300	41,246
PepsiCo Inc. 1.96% due 8/6/2018[6]	60,000	59,873
Pfizer Inc. 2.03% due 9/10/2018[6]	50,000	49,787
Société Générale 1.79% due 7/2/2018[6]	37,100	37,094
Other securities		127,082

Total short-term securities (cost: $499,371,000)		499,311
Total investment securities 115.66% (cost: $3,518,379,000)		3,487,073
Other assets less liabilities (15.66)%		(472,050)

Net assets 100.00%		$3,015,023

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[7]	6/30/2018[8]	at 6/30/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Long	1	December 2018	$250	$243	$—	[9]
2 Year U.S. Treasury Note Futures	Long	1,895	October 2018	379,000	401,414		(233)
5 Year U.S. Treasury Note Futures	Long	13,644	October 2018	1,364,400	1,550,193	7,833
10 Year U.S. Treasury Note Futures	Long	3,146	September 2018	314,600	378,110	2,093
10 Year Ultra U.S. Treasury Note Futures	Long	312	September 2018	31,200	40,009	361
20 Year U.S. Treasury Bond Futures	Long	97	September 2018	9,700	14,065	35
30 Year Ultra U.S. Treasury Bond Futures	Short	159	September 2018	(15,900)	(25,370)	17
						$10,106

American Funds Insurance Series	111

U.S. Government/AAA-Rated Securities Fund

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	6/30/2018	receipts	at 6/30/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
1.9475%	U.S. EFFR	9/26/2018	$3,090,000	$54	$—	$54
1.882%	U.S. EFFR	9/26/2018	142,200	(12)	—	(12)
1.8975%	U.S. EFFR	9/26/2018	374,000	(22)	—	(22)
1.8935%	U.S. EFFR	9/26/2018	398,000	(26)	—	(26)
1.865%	U.S. EFFR	9/26/2018	364,900	(40)	—	(40)
U.S. EFFR	2.385%	5/1/2019	2,143,040	(120)	—	(120)
1.37%	U.S. EFFR	6/14/2019	60,500	(474)	—	(474)
1.362%	U.S. EFFR	6/21/2019	60,500	(492)	—	(492)
1.351%	U.S. EFFR	6/28/2019	60,500	(511)	—	(511)
2.32475%	3-month USD-LIBOR	2/9/2020	490,000	(3,245)	—	(3,245)
3-month USD-LIBOR	2.3774%	2/13/2020	390,000	2,270	—	2,270
1.997%	U.S. EFFR	2/13/2020	60,900	(308)	—	(308)
1.989%	U.S. EFFR	2/13/2020	61,000	(316)	—	(316)
1.9425%	3-month USD-LIBOR	3/17/2020	165,000	(2,231)	—	(2,231)
U.S. EFFR	2.19%	3/29/2020	135,300	383	—	383
2.5935%	3-month USD-LIBOR	3/29/2020	136,200	(377)	—	(377)
2.577%	3-month USD-LIBOR	3/29/2020	135,300	(413)	—	(413)
U.S. EFFR	2.174%	4/4/2020	71,520	230	—	230
2.5725%	3-month USD-LIBOR	4/4/2020	71,516	(235)	—	(235)
U.S. EFFR	2.19%	4/6/2020	47,300	139	—	139
3-month USD-LIBOR	2.761%	4/27/2020	100,000	18	—	18
U.S. EFFR	2.4195%	6/14/2020	121,000	(36)	—	(36)
1.8005%	3-month USD-LIBOR	9/28/2020	48,000	(1,062)	—	(1,062)
3-month USD-LIBOR	1.217%	9/22/2021	60,000	3,065	—	3,065
3-month USD-LIBOR	1.225%	9/22/2021	60,000	3,051	—	3,051
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	254	—	254
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	1,560	—	1,560
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	1,203	—	1,203
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	2,545	—	2,545
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	2,351	—	2,351
3-month USD-LIBOR	1.948%	7/28/2022	20,000	714	—	714
2.80%	3-month USD-LIBOR	9/2/2022	280,000	(767)	—	(767)
2.75%	3-month USD-LIBOR	9/2/2022	280,000	(1,024)	—	(1,024)
2.009%	3-month USD-LIBOR	10/4/2022	50,000	(1,744)	—	(1,744)
2.08934%	3-month USD-LIBOR	11/17/2022	40,700	(1,324)	—	(1,324)
2.2025%	3-month USD-LIBOR	12/4/2022	20,000	(563)	—	(563)
3-month USD-LIBOR	2.2455%	12/21/2022	25,000	666	—	666
2.27403%	3-month USD-LIBOR	12/29/2022	60,000	(1,529)	—	(1,529)
3-month USD-LIBOR	2.6778%	2/12/2023	51,000	452	—	452
2.7435%	3-month USD-LIBOR	2/16/2023	41,000	(246)	—	(246)
3-month USD-LIBOR	2.8655%	4/23/2023	55,000	37	—	37
2.5815%	U.S. EFFR	5/25/2023	80,000	295	—	295
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	1,204	—	1,204
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	590	—	590
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	4,231	—	4,231
3-month USD-LIBOR	2.12813%	10/3/2024	65,000	2,848	—	2,848
3-month USD-LIBOR	2.4595%	1/12/2025	26,400	684	—	684
3-month USD-LIBOR	2.588%	1/26/2025	15,600	286	—	286
2.8775%	3-month USD-LIBOR	3/23/2025	29,800	(24)	—	(24)
2.905%	3-month USD-LIBOR	6/21/2025	38,425	29	—	29
3-month USD-LIBOR	1.798%	2/2/2026	35,000	2,652	—	2,652
3-month USD-LIBOR	2.24%	12/5/2026	55,100	2,776	—	2,776
3-month USD-LIBOR	2.27%	12/5/2026	44,900	2,160	—	2,160
2.579%	3-month USD-LIBOR	3/14/2027	53,000	(1,360)	—	(1,360)
2.333%	3-month USD-LIBOR	3/29/2027	42,000	(1,890)	—	(1,890)
3-month USD-LIBOR	2.31934%	11/17/2027	21,200	1,054	—	1,054

112	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	6/30/2018	receipts	at 6/30/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.31613%	11/17/2027	$19,800	$990	$—	$990
2.925%	3-month USD-LIBOR	2/1/2028	12,800	(20)	—	(20)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	(35)	—	(35)
2.908%	3-month USD-LIBOR	2/1/2028	16,000	(36)	—	(36)
2.92%	3-month USD-LIBOR	2/2/2028	12,200	(22)	—	(22)
U.S. EFFR	2.5065%	3/22/2028	8,700	12	—	12
U.S. EFFR	2.535%	3/23/2028	6,700	(7)	—	(7)
U.S. EFFR	2.471%	3/27/2028	8,100	36	—	36
U.S. EFFR	2.4575%	3/29/2028	9,638	55	—	55
U.S. EFFR	2.424%	3/30/2028	8,160	70	—	70
U.S. EFFR	2.412%	4/5/2028	3,702	36	—	36
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	47	—	47
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(127)	—	(127)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	31	—	31
3-month USD-LIBOR	2.963%	2/1/2038	9,800	31	—	31
3-month USD-LIBOR	2.986%	2/1/2038	7,800	12	—	12
3-month USD-LIBOR	2.967%	2/2/2038	7,600	22	—	22
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(752)	—	(752)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(803)	—	(803)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(897)	—	(897)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	548	—	548
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	923	—	923
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	172	—	172
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	1,079	—	1,079
U.S. EFFR	2.166%	10/23/2047	10,000	615	—	615
U.S. EFFR	2.145%	11/9/2047	15,400	1,015	—	1,015
U.S. EFFR	2.153%	11/10/2047	15,300	983	—	983
U.S. EFFR	2.155%	11/10/2047	8,640	551	—	551
U.S. EFFR	2.17%	11/13/2047	15,660	951	—	951
2.964%	3-month USD-LIBOR	2/12/2048	9,100	61	—	61
U.S. EFFR	2.5635%	2/12/2048	33,204	(708)	—	(708)
3-month USD-LIBOR	2.96%	2/15/2048	4,600	(27)	—	(27)
3-month USD-LIBOR	2.9825%	2/20/2048	9,000	(96)	—	(96)
2.98%	3-month USD-LIBOR	3/15/2048	2,000	21	—	21
2.9625%	3-month USD-LIBOR	3/15/2048	2,000	13	—	13
U.S. EFFR	2.4615%	3/15/2048	2,000	— [9]	—	— [9]
U.S. EFFR	2.485%	3/15/2048	2,000	(10)	—	(10)
U.S. EFFR	2.425%	3/16/2048	4,100	32	—	32
2.917%	3-month USD-LIBOR	3/16/2048	4,100	(12)	—	(12)
U.S. EFFR	2.505%	3/22/2048	4,300	(38)	—	(38)
U.S. EFFR	2.51375%	3/22/2048	4,700	(51)	—	(51)
3-month USD-LIBOR	3.006%	3/23/2048	11,074	(174)	—	(174)
3-month USD-LIBOR	2.848%	4/3/2048	14,000	241	—	241
3-month USD-LIBOR	2.8245%	4/4/2048	11,300	250	—	250
3-month USD-LIBOR	3.016%	5/9/2048	4,026	(72)	—	(72)
3-month USD-LIBOR	3.003%	5/9/2048	6,000	(91)	—	(91)
3.06%	3-month USD-LIBOR	5/11/2048	3,400	92	—	92
3.04%	3-month USD-LIBOR	5/14/2048	3,526	81	—	81
3.029%	3-month USD-LIBOR	5/14/2048	3,100	64	—	64
U.S. EFFR	2.625%	5/25/2048	18,000	(616)	—	(616)
U.S. EFFR	2.445%	6/4/2048	6,700	25	—	25
U.S. EFFR	2.471%	6/29/2048	9,008	(16)	—	(16)
					$—	$21,859

American Funds Insurance Series	113

U.S. Government/AAA-Rated Securities Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $64,163,000, which represented 2.13% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $449,461,000, which represented 14.91% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

114	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2018	unaudited

Growth funds 80.38%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,351,155	$259,279

Total growth funds (cost: $233,384,000)		259,279

Fixed income funds 15.27%
American Funds Insurance Series – Bond Fund, Class 1	4,658,402	49,239

Total fixed income funds (cost: $50,664,000)		49,239

Short-term securities 4.40%
Government Cash Management Fund	14,206,955	14,207

Total short-term securities (cost: $14,207,000)		14,207
Total investment securities 100.05% (cost: $298,255,000)		322,725
Other assets less liabilities (0.05)%		(162)

Net assets 100.00%		$322,563

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2018[2] (000)	Unrealized appreciation at 6/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	150	September 2018	$15,000	$17,043	$76

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Growth funds 80.38%
American Funds Insurance Series – Growth Fund, Class 1	2,960,791	522,087	131,723	3,351,155	$1,773	$(3,761)	$368	$259,279

Fixed income funds 15.27%
American Funds Insurance Series – Bond Fund, Class 1	4,022,202	1,034,742	398,542	4,658,402	(134)	(923)	207	49,239
Total 95.65%					$1,639	$(4,684)	$575	$308,518

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series	115

Managed Risk International Fund
Investment portfolio June 30, 2018	unaudited

Growth funds 80.64%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,052,381	$125,103

Total growth funds (cost: $112,444,000)		125,103

Fixed income funds 14.98%
American Funds Insurance Series – Bond Fund, Class 1	2,198,449	23,237

Total fixed income funds (cost: $23,947,000)		23,237

Short-term securities 4.45%
Government Cash Management Fund	689,518	6,896

Total short-term securities (cost: $6,896,000)		6,896
Total investment securities 100.07% (cost: $143,287,000)		155,236
Other assets less liabilities (0.07)%		(109)

Net assets 100.00%		$155,127

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2018[2] (000)	Unrealized appreciation at 6/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	74	September 2018	$7,400	$8,408	$38

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Growth funds 80.64%
American Funds Insurance Series – International Fund, Class 1	5,479,657	828,398	255,674	6,052,381	$376	$(6,615)	$287	$125,103

Fixed income funds 14.98%
American Funds Insurance Series – Bond Fund, Class 1	2,063,150	412,750	277,451	2,198,449	(98)	(452)	102	23,237
Total 95.62%					$278	$(7,067)	$389	$148,340

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

116	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund
Investment portfolio June 30, 2018	unaudited

Growth-and-income funds 80.26%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	20,377,436	$282,024

Total growth-and-income funds (cost: $274,887,000)		282,024

Fixed income funds 15.01%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,429,371	52,754

Total fixed income funds (cost: $54,041,000)		52,754

Short-term securities 4.78%
Government Cash Management Fund	16,809,408	16,809

Total short-term securities (cost: $16,809,000)		16,809
Total investment securities 100.05% (cost: $345,737,000)		351,587
Other assets less liabilities (0.05)%		(188)

Net assets 100.00%		$351,399

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2018[2] (000)	Unrealized appreciation at 6/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	168	September 2018	$16,800	$19,088	$85

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Growth-and-income funds 80.26%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	19,699,331	2,006,662	1,328,557	20,377,436	$3,053	$(24,163)	$1,201	$282,024

Fixed income funds 15.01%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,530,491	313,891	415,011	4,429,371	(149)	(619)	175	52,754
Total 95.27%					$2,904	$(24,782)	$1,376	$334,778

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series	117

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2018	unaudited

Growth-and-income funds 81.58%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,723,850	$185,671

Total growth-and-income funds (cost: $172,960,000)		185,671

Fixed income funds 15.31%
American Funds Insurance Series – Bond Fund, Class 1	3,296,207	34,841

Total fixed income funds (cost: $35,853,000)		34,841

Short-term securities 3.18%
Government Cash Management Fund	7,224,073	7,224

Total short-term securities (cost: $7,224,000)		7,224
Total investment securities 100.07% (cost: $216,037,000)		227,736
Other assets less liabilities (0.07)%		(155)

Net assets 100.00%		$227,581

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2018[2] (000)	Unrealized appreciation at 6/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	70	September 2018	$7,000	$7,953	$36

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Growth-and-income funds 81.58%
American Funds Insurance Series – Growth-Income Fund, Class 1	3,331,787	486,437	94,374	3,723,850	$(152)	$(1,448)	$491	$185,671

Fixed income funds 15.31%
American Funds Insurance Series – Bond Fund, Class 1	2,916,097	744,555	364,445	3,296,207	(127)	(643)	147	34,841
Total 96.89%					$(279)	$(2,091)	$638	$220,512

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

118	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2018	unaudited

Asset allocation funds 96.49%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	188,290,272	$4,308,081

Total asset allocation funds (cost: $4,129,979,000)		4,308,081

Short-term securities 3.61%
Government Cash Management Fund	161,351,550	161,352

Total short-term securities (cost: $161,352,000)		161,352
Total investment securities 100.10% (cost: $4,291,331,000)		4,469,433
Other assets less liabilities (0.10)%		(4,589)

Net assets 100.00%		$4,464,844

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2018[2] (000)	Unrealized appreciation at 6/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	1,599	September 2018	$159,900	$181,674	$810

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2018 (000)
Asset allocation funds 96.49%
American Funds Insurance Series – Asset Allocation Fund, Class 1	178,833,494	11,775,274	2,318,496	188,290,272	$7,542	$(160,545)	$15,338	$4,308,081

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series	119

Financial statements

Statements of assets and liabilities
at June 30, 2018

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,256,704	$4,254,330	$25,794,041	$9,849,487	$3,381,973
Affiliated issuers	—	39,287	—	—	—
Cash	1,133	258	116	58	289
Cash denominated in currencies other than U.S. dollars	2,781	273	1,777	4,095	1,374
Unrealized appreciation on open forward currency contracts	35	502	—	662	600
Receivables for:
Sales of investments	9,928	11,559	64,385	4,855	21,777
Sales of fund’s shares	8,940	2,146	6,214	9,876	3,986
Dividends and interest	15,984	4,924	23,533	23,294	11,437
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Other	132	64	—	—	1,055
	6,295,637	4,313,343	25,890,066	9,892,327	3,422,491
Liabilities:
Unrealized depreciation on open forward currency contracts	3	74	—	—	1
Payables for:
Purchases of investments	6,506	8,867	18,563	42,621	—
Repurchases of fund’s shares	3,285	3,148	63,897	5,667	1,864
Investment advisory services	2,709	2,531	6,932	4,030	2,006
Services provided by related parties	917	592	3,788	1,070	325
Trustees’ deferred compensation	70	47	507	216	31
Closed forward currency contracts	—	—	—	—	44
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Non-U.S. taxes	5,261	2,035	3,269	607	17,526
Other	1,878	178	786	1,516	470
	20,782	17,472	97,742	55,727	22,267
Net assets at June 30, 2018	$6,274,855	$4,295,871	$25,792,324	$9,836,600	$3,400,224

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,900,107	$3,094,834	$14,046,657	$7,655,392	$2,717,195
Undistributed (distributions in excess of) net investment income	35,281	15,695	97,128	85,084	16,403
Undistributed (accumulated) net realized gain (loss)	203,923	247,849	902,753	204,320	162,131
Net unrealized appreciation (depreciation)	2,135,544	937,493	10,745,786	1,891,804	504,495
Net assets at June 30, 2018	$6,274,855	$4,295,871	$25,792,324	$9,836,600	$3,400,224

Investment securities, at cost:
Unaffiliated issuers	$4,116,065	$3,308,839	$15,048,209	$7,957,697	$2,862,464
Affiliated issuers	—	45,822	—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	2,781	283	1,777	4,095	1,374

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

120	American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$9,092,984	$2,029,056	$31,469,009	$1,461,736	$658,570	$26,142,488	$389,679	$12,535,060	$2,279,459
—	—	—	—	—	324,176	—	—	—
1,737	750	457	8	254	4,682	52	14,056	74
—	1,074	1,130	813	53	2,401	90	7,016	1,149
—	—	—	—	—	—	335	1,868	9,633
—	303	91,938	686	27,991	419,291	6,622	1,456,332	77,901
1,443	1,567	7,994	490	536	8,310	232	2,111	485
14,515	6,918	34,264	5,731	2,942	85,663	2,016	70,399	20,161
—	—	—	—	—	—	—	—	412
—	—	—	—	—	7	—	544	16
—	—	—	—	—	131	—	1,593	108
—	162	134	—	—	46	—	—	—
9,110,679	2,039,830	31,604,926	1,469,464	690,346	26,987,195	399,026	14,088,979	2,389,398

—	—	—	—	—	—	151	2,417	4,812
2,037	—	2,739	2,393	40,212	1,023,982	10,809	3,448,248	144,176
8,632	941	37,467	165	355	20,779	90	6,005	1,305
2,929	1,009	6,752	732	263	5,697	211	3,160	976
826	335	3,332	81	77	2,065	59	928	256
76	22	580	8	2	248	2	112	24
—	—	—	—	—	—	7	—	218
—	—	—	—	—	38	—	1,118	35
—	—	—	—	—	94	—	1,418	11
114	2,180	408	263	—	4,611	140	—	—
191	110	628	140	300	2,509	136	375	982
14,805	4,597	51,906	3,782	41,209	1,060,023	11,605	3,463,781	152,795
$9,095,874	$2,035,233	$31,553,020	$1,465,682	$649,137	$25,927,172	$387,421	$10,625,198	$2,236,603

$6,739,312	$1,541,810	$20,831,509	$1,306,166	$640,382	$20,281,109	$331,952	$10,769,062	$2,234,032
100,168	25,019	244,551	24,174	947	257,027	2,987	124,247	26,284
571,644	40,850	1,817,428	27,874	(1,921)	912,701	5,781	(131,287)	13,276
1,684,750	427,554	8,659,532	107,468	9,729	4,476,335	46,701	(136,824)	(36,989)
$9,095,874	$2,035,233	$31,553,020	$1,465,682	$649,137	$25,927,172	$387,421	$10,625,198	$2,236,603

$7,408,226	$1,599,905	$22,809,399	$1,354,200	$648,832	$21,450,874	$342,992	$12,672,959	$2,320,751
—	—	—	—	—	538,159	—	—	—
—	1,075	1,130	813	53	2,382	90	7,003	1,148

American Funds Insurance Series	121

Statements of assets and liabilities
at June 30, 2018

	High- Income Bond Fund		Mortgage Fund		Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,403,358		$445,063		$291,637	$3,487,073	$14,207
Affiliated issuers	—		—		—	—	308,518
Cash	160		96		76	2,325	—	*
Cash pledged for futures contracts	—		—		—	—	102
Cash denominated in currencies other than U.S. dollars	—	*	—		—	—	—
Receivables for:
Sales of investments	4,666		130,368		—	635,581	234
Sales of fund’s shares	145		85		542	571	264
Dividends and interest	24,008		918		—	13,945	20
Variation margin on futures contracts	—		2		—	13	—
Variation margin on swap contracts	97		72		—	1,152	—
Other	4		—	*	—	—	2
	1,432,438		576,604		292,255	4,140,660	323,347
Liabilities:
Payables for:
Purchases of investments	35,545		237,316		—	1,117,448	250
Repurchases of fund’s shares	560		149		282	3,214	247
Investment advisory services	542		117		76	840	26
Services provided by related parties	172		18		55	331	256
Trustees’ deferred compensation	52		2		18	60	1
Variation margin on futures contracts	—		27		—	2,818	4
Variation margin on swap contracts	35		57		—	870	—
Non-U.S. taxes	5		—		—	—	—
Other	509		10		9	56	—
	37,420		237,696		440	1,125,637	784
Net assets at June 30, 2018	$1,395,018		$338,908		$291,815	$3,015,023	$322,563

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,558,816		$343,263		$290,165	$3,067,310	$286,485
Undistributed (distributions in excess of) net investment income	41,321		3,128		1,668	28,754	(282)
Undistributed (accumulated) net realized gain (loss)	(184,946)		(7,578)		—	(81,699)	11,814
Net unrealized appreciation (depreciation)	(20,173)		95		(18)	658	24,546
Net assets at June 30, 2018	$1,395,018		$338,908		$291,815	$3,015,023	$322,563

Investment securities, at cost:
Unaffiliated issuers	$1,425,947		$446,686		$291,655	$3,518,379	$14,207
Affiliated issuers	—		—		—	—	284,048
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—		—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

122	American Funds Insurance Series

unaudited
(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$6,896		$16,809		$7,224		$161,352
148,340		334,778		220,512		4,308,081
—	*	—	*	—	*	—	*
50		114		48		1,088
—		—		—		—

615		86		551		9,360
62		134		335		1,078
10		25		10		235
—		—		—		—
—		—		—		—
4		—		4		—
155,977		351,946		228,684		4,481,194

57		90		317		849
648		131		581		10,037
13		29		19		371
130		287		183		3,329
—	*	1		1		20
2		4		2		38
—		—		—		—
—		—		—		—
—		5		—		1,706
850		547		1,103		16,350
$155,127		$351,399		$227,581		$4,464,844

$144,278		$330,269		$212,154		$4,136,918
(48)		364		13		5,002
(1,090)		14,831		3,679		144,012
11,987		5,935		11,735		178,912
$155,127		$351,399		$227,581		$4,464,844

$6,896		$16,809		$7,224		$161,352
136,391		328,928		208,813		4,129,979
—		—		—		—

American Funds Insurance Series	123

Statements of assets and liabilities
at June 30, 2018

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$2,125,350	$1,671,016	$8,449,474	$5,051,798	$1,978,499
Shares outstanding	72,341	65,698	109,203	244,377	83,760
Net asset value per share	$29.38	$25.44	$77.37	$20.67	$23.62
Class 1A:
Net assets	$4,347	$361	$6,823	$4,310	$1,837
Shares outstanding	149	14	88	209	78
Net asset value per share	$29.30	$25.39	$77.16	$20.61	$23.55
Class 2:
Net assets	$3,892,666	$2,474,075	$16,009,356	$4,431,950	$959,932
Shares outstanding	133,886	100,074	208,561	215,415	41,054
Net asset value per share	$29.07	$24.72	$76.76	$20.57	$23.38
Class 3:
Net assets			$217,167	$28,956
Shares outstanding			2,790	1,399
Net asset value per share			$77.84	$20.70
Class 4:
Net assets	$252,492	$150,419	$1,109,504	$319,586	$459,956
Shares outstanding	8,726	6,044	14,636	15,713	19,753
Net asset value per share	$28.93	$24.89	$75.80	$20.34	$23.28

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$611,063	$262,166	$36,131	$1,526,368
Shares outstanding	60,323	25,420	3,186	128,239
Net asset value per share	$10.13	$10.31	$11.34	$11.90
Class 1A:
Net assets	$614	$609	$10	$1,136
Shares outstanding	61	59	1	96
Net asset value per share	$10.11	$10.29	$11.34	$11.89
Class 2:
Net assets	$737,830	$60,290	$237,240	$1,411,958
Shares outstanding	74,060	5,862	21,470	119,909
Net asset value per share	$9.96	$10.29	$11.05	$11.78
Class 3:
Net assets	$11,987		$4,491	$8,908
Shares outstanding	1,179		402	747
Net asset value per share	$10.16		$11.17	$11.92
Class 4:
Net assets	$33,524	$15,843	$13,943	$66,653
Shares outstanding	3,120	1,552	1,248	5,654
Net asset value per share	$10.75	$10.20	$11.17	$11.79
Class P1:
Net assets					$2,110
Shares outstanding					163
Net asset value per share					$12.97
Class P2:
Net assets					$320,453
Shares outstanding					24,848
Net asset value per share					$12.90

*	Amount less than one thousand.

See Notes to Financial Statements

124	American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$5,452,895	$511,918	$16,653,404	$1,124,429	$288,518	$16,913,613	$110,615	$6,532,048	$1,079,163
394,094	35,313	334,012	64,874	28,856	739,298	8,717	617,843	92,762
$13.84	$14.50	$49.86	$17.33	$10.00	$22.88	$12.69	$10.57	$11.63

$2,549	$872	$5,658	$1,899	$3,120	$6,777	$1,476	$2,530	$311
185	60	114	110	312	297	117	240	27
$13.80	$14.47	$49.73	$17.29	$9.99	$22.83	$12.67	$10.54	$11.62

$3,334,607	$1,430,006	$13,815,850	$265,551	$2,939	$5,235,377	$206,382	$3,759,209	$1,117,576
244,088	98,925	280,381	15,382	294	231,320	16,313	360,304	96,865
$13.66	$14.46	$49.28	$17.26	$9.99	$22.63	$12.65	$10.43	$11.54

		$163,240			$35,083
		3,271			1,533
		$49.91			$22.89

$305,823	$92,437	$914,868	$73,803	$354,560	$3,736,322	$68,948	$331,411	$39,553
22,464	6,485	18,749	4,300	35,528	165,886	5,499	31,816	3,458
$13.61	$14.25	$48.80	$17.16	$9.98	$22.52	$12.54	$10.42	$11.44

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$229	$211	$2,834	$1,718,689
21	17	229	133,575
$11.01	$12.16	$12.38	$12.87

$154,898	$351,188	$224,747	$2,746,155
14,179	29,111	18,250	213,747
$10.92	$12.06	$12.32	$12.85

American Funds Insurance Series	125

Statements of operations

for the six months ended June 30, 2018

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$58,468	$23,989	$142,604	$126,679	$30,583
Interest	2,423	2,955	9,504	8,724	4,953
	60,891	26,944	152,108	135,403	35,536
Fees and expenses*:
Investment advisory services	16,370	15,017	41,134	24,375	12,285
Distribution services	5,317	3,326	21,396	6,044	1,846
Insurance administrative services	296	172	1,293	390	570
Transfer agent services	1	— †	1	1	— †
Administrative services	318	216	1,274	496	176
Reports to shareholders	94	60	379	143	50
Registration statement and prospectus	23	16	93	38	13
Trustees’ compensation	20	13	79	31	11
Auditing and legal	19	15	12	33	18
Custodian	434	331	248	893	626
State, local and other taxes	— †	—	—	1	— †
Other	5	48	13	9	41
Total fees and expenses before waivers/reimbursements	22,897	19,214	65,922	32,454	15,636
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	—
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	—	—	—
Total fees and expenses after waivers/reimbursements	22,897	19,214	65,922	32,454	15,636
Net investment income (loss)	37,994	7,730	86,186	102,949	19,900
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on:
Investments
Unaffiliated issuers	204,049	194,899	1,032,911	208,387	162,902
Affiliated issuers*	—	3,739	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	(53)	(334)	—	413	(41)
Swap contracts	—	—	—	—	—
Currency transactions	(41)	13	(442)	(1,114)	238
	203,955	198,317	1,032,469	207,686	163,099
Net unrealized (depreciation) appreciation on:
Investments
Unaffiliated issuers	(46,500)	(4,037)	1,292,961	(319,100)	(323,788)
Affiliated issuers	—	(10,233)	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	18	1,531	—	1,017	922
Swap contracts	—	—	—	—	—
Currency translations	43	(23)	(86)	(365)	1,092
	(46,439)	(12,762)	1,292,875	(318,448)	(321,774)
Net realized gain (loss) and unrealized (depreciation) appreciation	157,516	185,555	2,325,344	(110,762)	(158,675)
Net increase (decrease) in net assets resulting from operations	$195,510	$193,285	$2,411,530	$(7,813)	$(138,775)

See end of statements of operations for footnotes.

See Notes to Financial Statements

126	American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$121,448	$29,629	$278,235	$27,379	$9,904	$172,799	$3,616	$—	$—
2,421	2,323	19,173	2,587	2,275	131,203	1,780	157,930	36,371
123,869	31,952	297,408	29,966	12,179	304,002	5,396	157,930	36,371

17,773	6,200	40,241	4,450	1,537	34,120	1,242	19,179	6,271
4,601	1,996	18,626	428	428	11,259	341	5,153	1,487
344	109	1,096	88	428	4,563	78	390	46
1	— †	2	— †	— †	1	— †	1	— †
458	105	1,557	74	31	1,285	19	530	118
107	24	447	11	5	369	3	147	28
10	3	107	16	18	345	8	37	4
29	7	97	4	2	80	1	33	8
4	12	16	10	5	13	10	8	3
246	189	537	194	21	178	19	127	206
—	— †	—	— †	—	—	—	—	—
5	1	17	2	5	34	17	57	48
23,578	8,646	62,743	5,277	2,480	52,247	1,738	25,662	8,219

—	—	—	1	5	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	1	5	—	—	—	—
23,578	8,646	62,743	5,276	2,475	52,247	1,738	25,662	8,219
100,291	23,306	234,665	24,690	9,704	251,755	3,658	132,268	28,152

551,972	42,500	1,792,533	32,229	(1,828)	805,562	4,495	(109,690)	16,505
—	—	—	—	—	—	—	—	—
—	—	—	—	—	746	—	(39,999)	(5,196)
—	—	—	—	—	—	(303)	4,320	2,923
—	—	—	—	—	(3,011)	—	17,220	1,540
36	(250)	(1,536)	349	(74)	(223)	(1)	(470)	(969)
552,008	42,250	1,790,997	32,578	(1,902)	803,074	4,191	(128,619)	14,803

(610,059)	(83,171)	(40,002)	(84,086)	(22,182)	(776,248)	(10,963)	(188,704)	(79,744)
—	—	—	—	—	(11,665)	—	—	—
—	—	—	—	—	486	—	6,343	846
—	—	—	—	—	—	309	(8,091)	4,160
—	—	—	—	—	5,263	—	(8,040)	1,142
(38)	58	(90)	(102)	(19)	(82)	(44)	(157)	(726)
(610,097)	(83,113)	(40,092)	(84,188)	(22,201)	(782,246)	(10,698)	(198,649)	(74,322)

(58,089)	(40,863)	1,750,905	(51,610)	(24,103)	20,828	(6,507)	(327,268)	(59,519)
$42,202	$(17,557)	$1,985,570	$(26,920)	$(14,399)	$272,583	$(2,849)	$(195,000)	$(31,367)

American Funds Insurance Series	127

Statements of operations

for the six months ended June 30, 2018

					U.S.
	High-				Government/	Managed
	Income				AAA-Rated	Risk
	Bond	Mortgage	Ultra-Short		Securities	Growth
	Fund	Fund	Bond Fund		Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$—	$—	$—		$—	$575
Interest	47,139	4,009	2,519		35,728	88
	47,139	4,009	2,519		35,728	663
Fees and expenses*:
Investment advisory services	3,319	704	472		5,121	226
Distribution services	989	93	321		1,875	375
Insurance administrative services	38	18	17		78	377
Transfer agent services	— †	— †	—	†	— †	— †
Administrative services	71	17	15		152	—
Accounting and administrative services	—	—	—		—	19
Reports to shareholders	15	3	4		31	3
Registration statement and prospectus	5	1	—	†	11	5
Trustees’ compensation	5	1	1		10	1
Auditing and legal	4	— †	—	†	1	8
Custodian	14	17	—	†	25	4
Other	20	22	—	†	38	1
Total fees and expenses before waivers/reimbursements	4,480	876	830		7,342	1,019
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—		—	75
Miscellaneous fee reimbursements	—	—	—		—	11
Total waivers/reimbursements of fees and expenses	—	—	—		—	86
Total fees and expenses after waivers/reimbursements	4,480	876	830		7,342	933
Net investment income (loss)	42,659	3,133	1,689		28,386	(270)
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(20,160)	(3,153)	—	†	(24,670)	—
Affiliated issuers*	—	—	—		—	1,639
Futures contracts	—	(5,150)	—		(52,726)	(6,082)
Swap contracts	(1,217)	624	—		(6,083)	—
Currency transactions	(4)	—	—		—	(1)
Capital gain distributions received from affiliated issuers	—	—	—		—	24,732
	(21,381)	(7,679)	—	†	(83,479)	20,288
Net unrealized (depreciation) appreciation on:
Investments
Unaffiliated issuers	(18,063)	(2,593)	23		(30,329)	—
Affiliated issuers	—	—	—		—	(4,684)
Futures contracts	(75)	1,430	—		17,551	114
Swap contracts	2,488	1,705	—		30,287	—
Currency translations	3	—	—		—	—
	(15,647)	542	23		17,509	(4,570)
Net realized gain (loss) and unrealized (depreciation) appreciation	(37,028)	(7,137)	23		(65,970)	15,718
Net increase (decrease) in net assets resulting from operations	$5,631	$(4,004)	$1,712		$(37,584)	$15,448

*	Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

128	American Funds Insurance Series

unaudited
(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$389	$1,376	$638	$15,338
51	106	56	1,266
440	1,482	694	16,604

116	265	163	3,335
194	441	269	3,455
194	441	272	5,559
— †	— †	— †	— †
—	—	—	—
18	20	18	51
2	3	2	37
4	6	4	58
— †	1	1	14
8	8	8	11
4	4	4	4
1	1	1	3
541	1,190	742	12,527

39	88	54	1,112
22	—	17	—
61	88	71	1,112
480	1,102	671	11,415
(40)	380	23	5,189

—	—	—	—
278	2,904	(279)	7,542
(377)	(7,203)	(3,050)	(49,802)
—	—	—	—
— †	(1)	— †	6
5,858	21,502	12,395	185,909
5,759	17,202	9,066	143,655

—	—	—	—
(7,067)	(24,782)	(2,091)	(160,545)
57	134	64	1,402
—	—	—	—
—	—	—	—
(7,010)	(24,648)	(2,027)	(159,143)

(1,251)	(7,446)	7,039	(15,488)
$(1,291)	$(7,066)	$7,062	$(10,299)

American Funds Insurance Series	129

Statements of changes in net assets

			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2018*	2017	2018*	2017	2018*	2017
Operations:
Net investment income (loss)	$37,994	$44,912	$7,730	$15,312	$86,186	$136,774
Net realized gain (loss)	203,955	433,191	198,317	207,903	1,032,469	2,561,073
Net unrealized (depreciation) appreciation	(46,439)	1,102,516	(12,762)	731,086	1,292,875	3,159,797
Net increase (decrease) in net assets resulting from operations	195,510	1,580,619	193,285	954,301	2,411,530	5,857,644
Dividends and distributions paid to shareholders:
Dividends from net investment income	(5,955)	(42,742)	(2,542)	(21,019)	(30,167)	(136,164)
Distributions from net realized gain on investments	(428,020)	(174,096)	(188,621)	—	(2,516,015)	(2,251,429)
Total dividends and distributions paid to shareholders	(433,975)	(216,838)	(191,163)	(21,019)	(2,546,182)	(2,387,593)
Net capital share transactions	278,244	(335,425)	(21,289)	(495,098)	941,518	(34,343)
Total increase (decrease) in net assets	39,779	1,028,356	(19,167)	438,184	806,866	3,435,708
Net assets:
Beginning of period	6,235,076	5,206,720	4,315,038	3,876,854	24,985,458	21,549,750
End of period	$6,274,855	$6,235,076	$4,295,871	$4,315,038	$25,792,324	$24,985,458
Undistributed (distributions in excess of) net investment income	$35,281	$3,242	$15,695	$10,507	$97,128	$41,109

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2018*	2017	2018*	2017	2018*	2017
Operations:
Net investment income (loss)	$24,690	$35,259	$9,704	$14,607	$251,755	$419,292
Net realized gain (loss)	32,578	5,636	(1,902)	8,964	803,074	1,243,464
Net unrealized (depreciation) appreciation	(84,188)	242,768	(22,201)	35,709	(782,246)	1,880,231
Net increase (decrease) in net assets resulting from operations	(26,920)	283,663	(14,399)	59,280	272,583	3,542,987
Dividends and distributions paid to shareholders:
Dividends from net investment income	(4,863)	(32,772)	(9,018)	(14,010)	(87,244)	(405,124)
Distributions from net realized gain on investments	—	—	(1,388)	—	(1,120,993)	(1,069,604)
Total dividends and distributions paid to shareholders	(4,863)	(32,772)	(10,406)	(14,010)	(1,208,237)	(1,474,728)
Net capital share transactions	35,498	109,624	79,485	137,152	1,202,732	2,543,934
Total increase (decrease) in net assets	3,715	360,515	54,680	182,422	267,078	4,612,193
Net assets:
Beginning of period	1,461,967	1,101,452	594,457	412,035	25,660,094	21,047,901
End of period	$1,465,682	$1,461,967	$649,137	$594,457	$25,927,172	$25,660,094
Undistributed (distributions in excess of) net investment income	$24,174	$4,347	$947	$261	$257,027	$92,516

See end of statements of changes in net assets for footnote.

See Notes to Financial Statements

130	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2018*	2017	2018*	2017	2018*	2017	2018*	2017	2018*	2017

$102,949	$105,868	$19,900	$32,918	$100,291	$195,270	$23,306	$44,369	$234,665	$445,666
207,686	438,684	163,099	236,990	552,008	686,720	42,250	151,286	1,790,997	2,102,617
(318,448)	1,850,536	(321,774)	567,588	(610,097)	550,461	(83,113)	281,638	(40,092)	3,222,646

(7,813)	2,395,088	(138,775)	837,496	42,202	1,432,451	(17,557)	477,293	1,985,570	5,770,929

(20,717)	(124,236)	(8,140)	(34,131)	(37,394)	(188,626)	(4,953)	(42,795)	(78,162)	(435,451)
(462,357)	(100,924)	(93,325)	—	(699,094)	(328,660)	(153,097)	(33,692)	(2,127,600)	(1,807,557)
(483,074)	(225,160)	(101,465)	(34,131)	(736,488)	(517,286)	(158,050)	(76,487)	(2,205,762)	(2,243,008)
569,665	133,019	107,751	(164,517)	410,311	(178,554)	108,394	(289,969)	1,080,850	1,071,251
78,778	2,302,947	(132,489)	638,848	(283,975)	736,611	(67,213)	110,837	860,658	4,599,172
9,757,822	7,454,875	3,532,713	2,893,865	9,379,849	8,643,238	2,102,446	1,991,609	30,692,362	26,093,190
$9,836,600	$9,757,822	$3,400,224	$3,532,713	$9,095,874	$9,379,849	$2,035,233	$2,102,446	$31,553,020	$30,692,362

$85,084	$2,852	$16,403	$4,643	$100,168	$37,271	$25,019	$6,666	$244,551	$88,048

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2018*	2017	2018*	2017	2018*	2017	2018*	2017	2018*	2017

$3,658	$4,343	$132,268	$226,928	$28,152	$53,646	$42,659	$96,458	$3,133	$5,003
4,191	9,276	(128,619)	(10,510)	14,803	(26,825)	(21,381)	24,442	(7,679)	408
(10,698)	38,239	(198,649)	193,041	(74,322)	132,187	(15,647)	(3,823)	542	(431)

(2,849)	51,858	(195,000)	409,459	(31,367)	159,008	5,631	117,077	(4,004)	4,980

—	(3,252)	(43,397)	(220,546)	(4,652)	(11,164)	(14,715)	(98,414)	(1,057)	(5,571)
—	(10,070)	(14,589)	(157,395)	(7,707)	(14,449)	—	—	—	(2,214)
—	(13,322)	(57,986)	(377,941)	(12,359)	(25,613)	(14,715)	(98,414)	(1,057)	(7,785)
36,371	63,483	180,490	(223,341)	(187,249)	85,999	(49,778)	(346,424)	3,799	2,570
33,522	102,019	(72,496)	(191,823)	(230,975)	219,394	(58,862)	(327,761)	(1,262)	(235)

353,899	251,880	10,697,694	10,889,517	2,467,578	2,248,184	1,453,880	1,781,641	340,170	340,405
$387,421	$353,899	$10,625,198	$10,697,694	$2,236,603	$2,467,578	$1,395,018	$1,453,880	$338,908	$340,170

$2,987	$(671)	$124,247	$35,376	$26,284	$2,784	$41,321	$13,377	$3,128	$1,052

American Funds Insurance Series	131

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2018*	2017	2018*	2017	2018*	2017
Operations:
Net investment income (loss)	$1,689	$1,388	$28,386	$46,503	$(270)	$859
Net realized gain (loss)	— †	9	(83,479)	11,669	20,288	19,268
Net unrealized (depreciation) appreciation	23	(64)	17,509	(6,874)	(4,570)	35,360
Net increase (decrease) in net assets resulting from operations	1,712	1,333	(37,584)	51,298	15,448	55,487

Dividends and distributions paid to shareholders:
Dividends from net investment income	(483)	(906)	(9,358)	(43,993)	(1,411)	(734)
Distributions from net realized gain on investments	—	—	—	—	(20,530)	(4,142)
Total dividends and distributions paid to shareholders	(483)	(906)	(9,358)	(43,993)	(21,941)	(4,876)
Net capital share transactions	(14,219)	(46,638)	(41,350)	58,286	41,097	36,220

Total increase (decrease) in net assets	(12,990)	(46,211)	(88,292)	65,591	34,604	86,831
Net assets:
Beginning of period	304,805	351,016	3,103,315	3,037,724	287,959	201,128
End of period	$291,815	$304,805	$3,015,023	$3,103,315	$322,563	$287,959
Undistributed (distributions in excess of) net investment income	$1,668	$462	$28,754	$9,726	$(282)	$1,399

*	Unaudited.

See Notes to Financial Statements

132	American Funds Insurance Series

(dollars in thousands)

Managed Risk		Managed Risk Blue Chip		Managed Risk		Managed Risk
International Fund		Income and Growth Fund		Growth-Income Fund		Asset Allocation Fund
Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2018*	2017	2018*	2017	2018*	2017	2018*	2017

$(40)	$1,283	$380	$5,049	$23	$2,028	$5,189	$50,782
5,759	248	17,202	12,835	9,066	8,283	143,655	177,329
(7,010)	28,741	(24,648)	30,876	(2,027)	24,060	(159,143)	329,033

(1,291)	30,272	(7,066)	48,760	7,062	34,371	(10,299)	557,144

(1,331)	(900)	(5,685)	(5,161)	(2,177)	(1,867)	(53,278)	(31,722)
(739)	(1,403)	(12,120)	(5,568)	(9,936)	(7,726)	(174,365)	(38,742)
(2,070)	(2,303)	(17,805)	(10,729)	(12,113)	(9,593)	(227,643)	(70,464)
10,065	22,849	9,366	37,657	23,664	23,434	248,376	408,750
6,704	50,818	(15,505)	75,688	18,613	48,212	10,434	895,430

148,423	97,605	366,904	291,216	208,968	160,756	4,454,410	3,558,980
$155,127	$148,423	$351,399	$366,904	$227,581	$208,968	$4,464,844	$4,454,410

$(48)	$1,323	$364	$5,669	$13	$2,167	$5,002	$53,091

American Funds Insurance Series	133

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series, American Funds Insurance Series - Portfolio Series, are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

134	American Funds Insurance Series

Ultra-Short Bond Fund — Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

American Funds Insurance Series	135

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

136	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	137

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2018 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,950,234	$—	$—	$1,950,234
Consumer discretionary	1,122,705	—	—	1,122,705
Financials	608,521	—	—	608,521
Health care	608,279	—	—	608,279
Consumer staples	394,353	—	—	394,353
Industrials	364,065	—	—	364,065
Energy	130,055	—	—	130,055
Materials	120,071	9,961	—	130,032
Telecommunication services	68,099	—	—	68,099
Miscellaneous	312,437	—	—	312,437
Bonds, notes & other debt instruments	—	1,000	—	1,000
Short-term securities	—	566,924	—	566,924
Total	$5,678,819	$577,885	$—	$6,256,704

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$35	$—	$35
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3)	—	(3)
Total	$—	$32	$—	$32

*	Securities with a value of $2,470,292,000, which represented 39.37% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$928,403	$—	$—	$928,403
Consumer discretionary	773,092	—	—	773,092
Information technology	581,292	—	—	581,292
Financials	435,315	—	—	435,315
Industrials	400,842	—	—	400,842
Energy	122,278	—	13,979	136,257
Real estate	122,176	—	—	122,176
Materials	121,095	—	—	121,095
Consumer staples	117,997	—	—	117,997
Utilities	70,971	—	—	70,971
Telecommunication services	18,116	—	—	18,116
Miscellaneous	204,413	—	—	204,413
Convertible bonds	—	7,655	—	7,655
Bonds, notes & other debt instruments	—	4,123	—	4,123
Short-term securities	—	371,870	—	371,870
Total	$3,895,990	$383,648	$13,979	$4,293,617

138	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$502	$—	$502
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(74)	—	(74)
Total	$—	$428	$—	$428

*	Securities with a value of $1,530,340,000, which represented 35.62% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,591,258	$—	$—	$8,591,258
Consumer discretionary	5,527,922	—	—	5,527,922
Health care	3,578,032	—	—	3,578,032
Financials	2,559,944	—	—	2,559,944
Energy	1,837,951	—	—	1,837,951
Industrials	1,071,026	—	—	1,071,026
Consumer staples	380,221	—	—	380,221
Real estate	268,938	—	—	268,938
Other	508,337	—	—	508,337
Miscellaneous	454,883	—	—	454,883
Convertible stocks	—	—	11,351	11,351
Short-term securities	—	1,004,178	—	1,004,178
Total	$24,778,512	$1,004,178	$11,351	$25,794,041

*	Securities with a value of $1,535,112,000, which represented 5.95% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,219,859	$298,839	$—	$1,518,698
Industrials	1,297,161	—	—	1,297,161
Information technology	1,160,520	31,384	—	1,191,904
Health care	1,061,956	—	—	1,061,956
Consumer discretionary	1,044,228	—	—	1,044,228
Consumer staples	792,722	—	—	792,722
Materials	743,373	—	—	743,373
Energy	458,445	—	—	458,445
Utilities	433,083	4,642	—	437,725
Telecommunication services	153,338	—	—	153,338
Real estate	145,135	—	—	145,135
Miscellaneous	142,545	—	—	142,545
Rights & warrants	—	12,024	—	12,024
Bonds, notes & other debt instruments	—	62,740	—	62,740
Short-term securities	—	787,493	—	787,493
Total	$8,652,365	$1,197,122	$—	$9,849,487

See next page for footnote.

American Funds Insurance Series	139

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$662	$—	$662

*	Securities with a value of $6,219,677,000, which represented 63.23% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading and due to observable quoted prices in an active market.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$674,565	$—	$—	$674,565
Financials	322,040	88,342	—	410,382
Materials	336,556	11,198	—	347,754
Consumer discretionary	327,550	—	—	327,550
Energy	306,481	—	—	306,481
Health care	219,208	17,445	—	236,653
Consumer staples	234,080	—	—	234,080
Industrials	195,635	—	—	195,635
Real estate	37,909	—	25	37,934
Utilities	36,168	—	—	36,168
Telecommunication services	29,897	—	—	29,897
Miscellaneous	67	—	—	67
Preferred securities	—	—	1,340	1,340
Rights & warrants	—	38,459	—	38,459
Bonds, notes & other debt instruments	—	94,991	—	94,991
Short-term securities	—	410,017	—	410,017
Total	$2,720,156	$660,452	$1,365	$3,381,973

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$600	$—	$600
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Total	$—	$599	$—	$599

*	Securities with a value of $1,533,679,000, which represented 45.11% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

140	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,974,003	$—	$—	$1,974,003
Information technology	1,405,932	—	—	1,405,932
Industrials	997,557	—	—	997,557
Consumer staples	951,222	—	—	951,222
Consumer discretionary	937,854	—	—	937,854
Financials	866,918	—	—	866,918
Energy	848,611	—	—	848,611
Telecommunication services	295,377	—	—	295,377
Materials	219,584	—	—	219,584
Utilities	150,746	—	—	150,746
Real estate	74,396	—	—	74,396
Miscellaneous	26,164	—	—	26,164
Short-term securities	—	344,620	—	344,620
Total	$8,748,364	$344,620	$—	$9,092,984

Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$447,491	$30,569	$—	$478,060
Industrials	205,559	—	—	205,559
Financials	193,526	—	—	193,526
Health care	175,193	—	—	175,193
Consumer discretionary	164,902	—	—	164,902
Materials	164,096	—	—	164,096
Consumer staples	141,804	—	—	141,804
Energy	119,869	—	—	119,869
Real estate	60,804	—	—	60,804
Telecommunication services	33,213	—	—	33,213
Utilities	29,740	—	—	29,740
Miscellaneous	89,264	—	—	89,264
Rights & warrants	154	—	—	154
Bonds, notes & other debt instruments	—	41,217	—	41,217
Short-term securities	—	131,655	—	131,655
Total	$1,825,615	$203,441	$—	$2,029,056

*	Securities with a value of $861,256,000, which represented 42.32% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series	141

Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,706,737	$—	$—	$5,706,737
Consumer discretionary	4,287,333	—	—	4,287,333
Health care	4,262,135	—	—	4,262,135
Financials	3,326,237	39,701	—	3,365,938
Industrials	3,219,784	—	—	3,219,784
Consumer staples	2,399,436	116,085	—	2,515,521
Energy	2,016,461	—	—	2,016,461
Materials	1,267,896	—	—	1,267,896
Real estate	514,715	—	—	514,715
Utilities	440,113	—	—	440,113
Telecommunication services	404,220	—	—	404,220
Mutual funds	57,781	—	—	57,781
Miscellaneous	860,215	—	—	860,215
Convertible stocks	11,888	7,305	—	19,193
Convertible bonds	—	42,780	—	42,780
Short-term securities	—	2,488,187	—	2,488,187
Total	$28,774,951	$2,694,058	$—	$31,469,009

*	Securities with a value of $1,670,829,000, which represented 5.30% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$259,807	$41,741	$—	$301,548
Health care	145,478	—	—	145,478
Information technology	130,920	—	—	130,920
Materials	124,356	—	—	124,356
Consumer staples	114,521	—	—	114,521
Industrials	107,414	—	—	107,414
Energy	103,345	—	—	103,345
Consumer discretionary	91,022	—	—	91,022
Utilities	86,696	—	—	86,696
Real estate	67,028	—	—	67,028
Telecommunication services	40,341	—	—	40,341
Miscellaneous	15,814	—	—	15,814
Bonds, notes & other debt instruments	—	20,410	—	20,410
Short-term securities	—	112,843	—	112,843
Total	$1,286,742	$174,994	$—	$1,461,736

*	Securities with a value of $1,033,353,000, which represented 70.50% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

142	American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$63,897	$156	$—	$64,053
Energy	57,600	—	—	57,600
Information technology	55,486	—	—	55,486
Consumer staples	53,094	—	—	53,094
Real estate	41,635	—	—	41,635
Consumer discretionary	40,361	—	—	40,361
Utilities	29,204	—	—	29,204
Telecommunication services	28,255	—	—	28,255
Industrials	23,280	—	—	23,280
Health care	22,975	—	—	22,975
Materials	11,843	—	—	11,843
Miscellaneous	8,754	—	—	8,754
Convertible stocks	4,706	—	—	4,706
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	84,622	—	84,622
Mortgage-backed obligations	—	45,981	—	45,981
Corporate bonds & notes	—	21,696	—	21,696
Asset-backed obligations	—	494	—	494
Short-term securities	—	64,531	—	64,531
Total	$441,090	$217,480	$—	$658,570

*	Securities with a value of $204,880,000, which represented 31.56% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,405,169	$—	$5,171	$4,410,340
Health care	2,640,060	—	368	2,640,428
Financials	2,264,802	9,140	—	2,273,942
Consumer discretionary	1,720,702	324	—	1,721,026
Energy	1,655,898	2,988	—	1,658,886
Materials	1,084,717	—	—	1,084,717
Consumer staples	1,083,940	—	—	1,083,940
Industrials	757,050	3,372	25	760,447
Real estate	322,756	—	—	322,756
Telecommunication services	84,344	—	—	84,344
Miscellaneous	89,771	—	—	89,771
Rights & warrants	—	—	328	328
Convertible stocks	—	—	6,074	6,074
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,906,555	—	2,906,555
Corporate bonds & notes	—	2,312,520	11,477	2,323,997
Mortgage-backed obligations	—	1,275,172	—	1,275,172
Other	—	199,805	—	199,805
Short-term securities	—	3,624,136	—	3,624,136
Total	$16,109,209	$10,334,012	$23,443	$26,466,664

See next page for footnote.

American Funds Insurance Series	143

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$992	$—	$992
Liabilities:
Unrealized depreciation on futures contracts	(268)	—	—	(268)
Unrealized depreciation on interest rate swaps	—	(1,977)	—	(1,977)
Total	$(268)	$(985)	$—	$(1,253)

*	Securities with a value of $722,537,000, which represented 2.79% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Futures contracts and interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$49,412	$—	$—	$49,412
Financials	30,305	—	—	30,305
Health care	24,561	—	—	24,561
Industrials	24,379	—	—	24,379
Energy	22,210	—	—	22,210
Consumer discretionary	22,194	—	—	22,194
Consumer staples	18,959	—	—	18,959
Materials	13,330	—	—	13,330
Real estate	9,204	—	—	9,204
Utilities	6,904	—	—	6,904
Miscellaneous	18,045	—	—	18,045
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	59,160	—	59,160
U.S. Treasury bonds & notes	—	40,569	—	40,569
Corporate bonds & notes	—	22,724	—	22,724
Mortgage-backed obligations	—	6,646	—	6,646
Short-term securities	—	21,077	—	21,077
Total	$239,503	$150,176	$—	$389,679

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$335	$—	$335
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(151)	—	(151)
Total	$—	$184	$—	$184

*	Securities with a value of $97,681,000, which represented 25.21% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

144	American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,786,408	$415	$3,786,823
U.S. Treasury bonds & notes	—	2,671,323	—	2,671,323
Mortgage-backed obligations	—	2,499,881	—	2,499,881
Bonds & notes of governments & government agencies outside the U.S.	—	759,856	—	759,856
Asset-backed obligations	—	277,546	—	277,546
Municipals	—	212,537	—	212,537
Federal agency bonds & notes	—	11,659	—	11,659
Common stocks	—	682	2,151	2,833
Rights & warrants	—	—	97	97
Short-term securities	—	2,312,505	—	2,312,505
Total	$—	$12,532,397	$2,663	$12,535,060

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,769	$—	$—	$5,769
Unrealized appreciation on open forward currency contracts	—	1,868	—	1,868
Unrealized appreciation on interest rate swaps	—	18,809	—	18,809
Unrealized appreciation on credit default swaps	—	159	—	159
Liabilities:
Unrealized depreciation on futures contracts	(3,582)	—	—	(3,582)
Unrealized depreciation on open forward currency contracts	—	(2,417)	—	(2,417)
Unrealized depreciation on interest rate swaps	—	(19,480)	—	(19,480)
Total	$2,187	$(1,061)	$—	$1,126

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Global Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$286,705	$—	$286,705
Japanese yen	—	234,651	—	234,651
Polish zloty	—	82,395	—	82,395
Mexican pesos	—	70,574	—	70,574
Indian rupees	—	64,832	—	64,832
British pounds	—	48,518	—	48,518
Danish kroner	—	43,483	—	43,483
Malaysian ringgits	—	35,569	—	35,569
South Korean won	—	31,473	—	31,473
Thai baht	—	28,048	—	28,048
Israeli shekels	—	19,189	—	19,189
Brazilian reais	—	16,106	—	16,106
Australian dollars	—	15,852	—	15,852
Canadian dollars	—	14,792	—	14,792
Romanian leu	—	11,517	—	11,517
U.S. dollars	—	999,743	675	1,000,418
Other	—	51,584	—	51,584
Convertible stocks	—	—	1,033	1,033
Common stocks	—	713	791	1,504
Rights & warrants	—	—	56	56
Short-term securities	—	221,160	—	221,160
Total	$—	$2,276,904	$2,555	$2,279,459

American Funds Insurance Series	145

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$806	$—	$—	$806
Unrealized appreciation on open forward currency contracts	—	9,633	—	9,633
Unrealized appreciation on interest rate swaps	—	211	—	211
Liabilities:
Unrealized depreciation on futures contracts	(319)	—	—	(319)
Unrealized depreciation on open forward currency contracts	—	(4,812)	—	(4,812)
Unrealized depreciation on interest rate swaps	—	(548)	—	(548)
Total	$487	$4,484	$—	$4,971

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,311,273	$9,892	$1,321,165
Other	—	6,917	—	6,917
Convertible bonds	—	7,627	—	7,627
Convertible stocks	1,891	—	5,892	7,783
Common stocks	896	6,151	8,187	15,234
Rights & warrants	—	—	354	354
Short-term securities	—	44,278	—	44,278
Total	$2,787	$1,376,246	$24,325	$1,403,358

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,912	$—	$1,912
Unrealized appreciation on credit default swaps	—	1,101	—	1,101
Liabilities:
Unrealized depreciation on futures contracts	(75)	—	—	(75)
Unrealized depreciation on interest rate swaps	—	(523)	—	(523)
Total	$(75)	$2,490	$—	$2,415

[1]	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2018 (dollars in thousands):

	Beginning value at 1/1/2018	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2018

Investment securities	$23,741	$—	$17,761	$(18,621)	$—	$5,838	$(4,394)	$24,325

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2018								$3,411

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

146	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2018	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	$9,892	Yield analysis	Yield to call/maturity risk premium	0-700 bps	Decrease
Convertible stocks	5,892	Market comparable companies	EBITDA multiple	13.9x	Increase
Common stocks	8,187	Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	23%	Decrease
		Transaction price	N/A	N/A	N/A
		Market comparable companies	EBITDA multiple	5.0x -5.5x	Increase
			Discount for lack of marketability (DLOM)	22%	Decrease
Rights & warrants	354	Black-Scholes	Implied volatility	30%	Increase
	$24,325

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EBITDA = Earnings before income taxes, depreciation and amortization

DLOM = Discount for lack of marketability

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$246,041	$—	$246,041
U.S. Treasury bonds & notes	—	34,166	—	34,166
Asset-backed obligations	—	21,324	—	21,324
Federal agency bonds & notes	—	21,203	—	21,203
Corporate bonds & notes	—	—	134	134
Short-term securities	—	122,195	—	122,195
Total	$—	$444,929	$134	$445,063

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$798	$—	$—	$798
Unrealized appreciation on interest rate swaps	—	4,265	—	4,265
Liabilities:
Unrealized depreciation on interest rate swaps	—	(3,346)	—	(3,346)
Total	$798	$919	$—	$1,717

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2018, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series	147

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,512,752	$—	$1,512,752
Mortgage-backed obligations	—	859,111	—	859,111
Federal agency bonds & notes	—	615,899	—	615,899
Short-term securities	—	499,311	—	499,311
Total	$—	$3,487,073	$—	$3,487,073

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,339	$—	$—	$10,339
Unrealized appreciation on interest rate swaps	—	46,860	—	46,860
Liabilities:
Unrealized depreciation on futures contracts	(233)	—	—	(233)
Unrealized depreciation on interest rate swaps	—	(25,001)	—	(25,001)
Total	$10,106	$21,859	$—	$31,965

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2018, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

148	American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Insurance Series	149

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the

150	American Funds Insurance Series

repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the

American Funds Insurance Series	151

investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

152	American Funds Insurance Series

Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse

American Funds Insurance Series	153

on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Futures	Forwards	Interest Rate Swaps	Credit Default Swaps
Global Growth Fund	Not applicable	$5,719	Not applicable	Not applicable
Global Small Capitalization Fund	Not applicable	91,823	Not applicable	Not applicable
International Fund	Not applicable	29,375	Not applicable	Not applicable
New World Fund	Not applicable	17,798	Not applicable	Not applicable
Asset Allocation Fund	$364,453	Not applicable	$1,706,924	Not applicable
Global Balanced Fund	Not applicable	23,716	Not applicable	Not applicable
Bond Fund	2,096,319	500,160	4,467,319	$58,750
Global Bond Fund	178,243	722,202	578,995	Not applicable
High-Income Bond Fund	15,900	Not applicable	46,258	91,748
Mortgage Fund	203,510	Not applicable	1,052,719	Not applicable
U.S. Government/AAA-Rated Securities Fund	2,706,965	Not applicable	11,924,170	Not applicable
Managed Risk Growth Fund	34,134	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	29,987	Not applicable	Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	29,245	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	17,118	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	246,886	Not applicable	Not applicable	Not applicable

The following tables present the financial statement impacts resulting from the funds’ use of futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2018 (dollars in thousands):

Global Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$35	Unrealized depreciation on open forward currency contracts	$3

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(53)	Net unrealized appreciation on forward currency contracts	$18

Global Small Capitalization Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$502	Unrealized depreciation on open forward currency contracts	$74

154	American Funds Insurance Series

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(334)	Net unrealized appreciation on forward currency contracts	$1,531

International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$662	Unrealized depreciation on open forward currency contracts	$—

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$413	Net unrealized appreciation on forward currency contracts	$1,017

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$600	Unrealized depreciation on open forward currency contracts	$1
Forward currency	Currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	44
			$600		$45

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(41)	Net unrealized appreciation on forward currency contracts	$922

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$268
Swaps	Interest	Unrealized appreciation*	992	Unrealized depreciation*	1,977
			$992		$2,245

See end of tables for footnote.

American Funds Insurance Series	155

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$746	Net unrealized appreciation on futures contracts	$486
Swaps	Interest	Net realized loss on swap contracts	(3,011)	Net unrealized appreciation on swap contracts	5,263
			$(2,265)		$5,749

Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$335	Unrealized depreciation on open forward currency contracts	$151
Forward currency	Currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	7
			$335		$158

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(303)	Net unrealized appreciation on forward currency contracts	$309

Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$5,769	Unrealized depreciation*	$3,582
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,868	Unrealized depreciation on open forward currency contracts	2,417
Swaps	Interest	Unrealized appreciation*	18,809	Unrealized depreciation*	19,480
Swaps	Credit	Unrealized appreciation*	159	Unrealized depreciation*	—
			$26,605		$25,490

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(39,999)	Net unrealized appreciation on futures contracts	$6,343
Forward currency	Currency	Net realized gain on forward currency contracts	4,320	Net unrealized depreciation on forward currency contracts	(8,091)
Swaps	Interest	Net realized gain on swap contracts	17,251	Net unrealized depreciation on swap contracts	(8,383)
Swaps	Credit	Net realized loss on swap contracts	(31)	Net unrealized appreciation on swap contracts	343
			$(18,459)		$(9,788)

156	American Funds Insurance Series

Global Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$806	Unrealized depreciation*	$319
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	9,633	Unrealized depreciation on open forward currency contracts	4,812
Forward currency	Currency	Receivables for closed forward currency contracts	412	Payables for closed forward currency contracts	218
Swaps	Interest	Unrealized appreciation*	211	Unrealized depreciation*	548
			$11,062		$5,897

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(5,196)	Net unrealized appreciation on futures contracts	$846
Forward currency	Currency	Net realized gain on forward currency contracts	2,923	Net unrealized appreciation on forward currency contracts	4,160
Swaps	Interest	Net realized gain on swap contracts	1,540	Net unrealized appreciation on swap contracts	1,142
			$(733)		$6,148

High-Income Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$75
Swaps	Interest	Unrealized appreciation*	1,912	Unrealized depreciation*	523
Swaps	Credit	Unrealized appreciation*	1,101	Unrealized depreciation*	—
			$3,087		$622

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$—	Net unrealized depreciation on futures contracts	$(75)
Swaps	Interest	Net realized loss on swap contracts	(954)	Net unrealized appreciation on swap contracts	968
Swaps	Credit	Net realized loss on swap contracts	(263)	Net unrealized appreciation on swap contracts	1,520
			$(1,217)		$2,413

See end of tables for footnote.

American Funds Insurance Series	157

Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$798	Unrealized depreciation*	$—
Swaps	Interest	Unrealized appreciation*	4,265	Unrealized depreciation*	3,346
			$5,063		$3,346

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(5,150)	Net unrealized appreciation on futures contracts	$1,430
Swaps	Interest	Net realized gain on swap contracts	624	Net unrealized appreciation on swap contracts	1,705
			$(4,526)		$3,135

U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$10,339	Unrealized depreciation*	$233
Swaps	Interest	Unrealized appreciation*	46,860	Unrealized depreciation*	25,001
			$57,199		$25,234

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(52,726)	Net unrealized appreciation on futures contracts	$17,551
Swaps	Interest	Net realized loss on swap contracts	(6,083)	Net unrealized appreciation on swap contracts	30,287
			$(58,809)		$47,838

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$76	Unrealized depreciation*	$—

158	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$41	Net unrealized appreciation on futures contracts	$—
Futures	Equity	Net realized loss on futures contracts	(5,074)	Net unrealized appreciation on futures contracts	—
Futures	Interest	Net realized loss on futures contracts	(1,049)	Net unrealized appreciation on futures contracts	114
			$(6,082)		$114

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$38	Unrealized depreciation*	$—

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$35	Net unrealized appreciation on futures contracts	$—
Futures	Equity	Net realized loss on futures contracts	(208)	Net unrealized appreciation on futures contracts	—
Futures	Interest	Net realized loss on futures contracts	(204)	Net unrealized appreciation on futures contracts	57
			$(377)		$57

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$85	Unrealized depreciation*	$—

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$57	Net unrealized appreciation on futures contracts	$—
Futures	Equity	Net realized loss on futures contracts	(5,958)	Net unrealized appreciation on futures contracts	—
Futures	Interest	Net realized loss on futures contracts	(1,302)	Net unrealized appreciation on futures contracts	134
			$(7,203)		$134

See end of tables for footnote.

American Funds Insurance Series	159

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$36	Unrealized depreciation*	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(5)	Net unrealized appreciation on futures contracts	$—
Futures	Equity	Net realized loss on futures contracts	(2,466)	Net unrealized appreciation on futures contracts	—
Futures	Interest	Net realized loss on futures contracts	(599)	Net unrealized appreciation on futures contracts	64
			$(3,050)		$64

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$810	Unrealized depreciation*	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(15)	Net unrealized appreciation on futures contracts	$—
Futures	Equity	Net realized loss on futures contracts	(38,734)	Net unrealized appreciation on futures contracts	—
Futures	Interest	Net realized loss on futures contracts	(11,053)	Net unrealized appreciation on futures contracts	1,402
			$(49,802)		$1,402

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

Collateral — Funds that invest in futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts participate in a collateral program. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as restricted cash in the fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single

160	American Funds Insurance Series

currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2018, if close-out netting was exercised (dollars in thousands):

Global Growth Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$35	$—	$—	$—	$35
Liabilities:
Goldman Sachs	$3	$—	$—	$—	$3

Global Small Capitalization Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$256	$—	$—	$(130)	$126
JPMorgan Chase	246	(8)	(40)	—	198
Total	$502	$(8)	$(40)	$(130)	$324
Liabilities:
Bank of America, N.A.	$4	$—	$—	$—	$4
Bank of New York Mellon	62	—	—	—	62
JPMorgan Chase	8	(8)	—	—	—
Total	$74	$(8)	$—	$—	$66

International Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$662	$—	$(662)	$—	$—

See end of tables for footnote.

American Funds Insurance Series	161

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$15	$(15)	$—	$—	$—
Citibank	96	—	—	—	96
Goldman Sachs	110	(1)	—	—	109
JPMorgan Chase	379	—	(270)	—	109
Total	$600	$(16)	$(270)	$—	$314
Liabilities:
Bank of America, N.A.	$44	$(15)	$—	$—	$29
Goldman Sachs	1	(1)	—	—	—
Total	$45	$(16)	$—	$—	$29

Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$72	$(52)	$—	$—	$20
Citibank	140	(21)	—	—	119
Goldman Sachs	22	(22)	—	—	—
JPMorgan Chase	83	(50)	—	—	33
UBS AG	18	—	—	—	18
Total	$335	$(145)	$—	$—	$190
Liabilities:
Bank of America, N.A.	$52	$(52)	$—	$—	$—
Bank of New York Mellon	6	—	—	—	6
Citibank	21	(21)	—	—	—
Goldman Sachs	28	(22)	—	—	6
JPMorgan Chase	50	(50)	—	—	—
Morgan Stanley	1	—	—	—	1
Total	$158	$(145)	$—	$—	$13

Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of New York Mellon	$123	$(123)	$—	$—	$—
Goldman Sachs	499	(3)	—	(80)	416
JPMorgan Chase	1,246	—	(1,246)	—	—
Total	$1,868	$(126)	$(1,246)	$(80)	$416
Liabilities:
Bank of New York Mellon	$1,249	$(123)	$(783)	$—	$343
Citibank	1,165	—	(391)	—	774
Goldman Sachs	3	(3)	—	—	—
Total	$2,417	$(126)	$(1,174)	$—	$1,117

162	American Funds Insurance Series

Global Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$1,279	$(1,279)	$—	$—	$—
Citibank	3,641	(433)	—	(3,020)	188
Goldman Sachs	671	(594)	—	—	77
JPMorgan Chase	4,209	(1,534)	(2,183)	—	492
UBS AG	245	(245)	—	—	—
Total	$10,045	$(4,085)	$(2,183)	$(3,020)	$757
Liabilities:
Bank of America, N.A.	$1,638	$(1,279)	$(359)	$—	$—
Bank of New York Mellon	161	—	—	—	161
Citibank	433	(433)	—	—	—
Goldman Sachs	594	(594)	—	—	—
JPMorgan Chase	1,534	(1,534)	—	—	—
Morgan Stanley	173	—	—	—	173
UBS AG	497	(245)	(155)	—	97
Total	$5,030	$(4,085)	$(514)	$—	$431

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series	163

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2017:
Undistributed ordinary income	$31,444	$44,103	$112,122	$158,459	$8,129	$233,361
Undistributed long-term capital gains	402,492	147,040	2,434,009	324,550	93,323	502,967
As of June 30, 2018:
Gross unrealized appreciation on investments	2,273,058	1,213,793	10,988,525	2,317,465	692,686	1,980,494
Gross unrealized depreciation on investments	(135,020)	(216,845)	(360,899)	(445,958)	(177,000)	(275,986)
Net unrealized appreciation (depreciation) on investments	2,138,038	996,948	10,627,626	1,871,507	515,686	1,704,508
Cost of investments	4,118,698	3,297,097	15,166,415	7,978,642	2,866,886	7,388,476

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2017:
Undistributed ordinary income	$30,483	$199,924	$4,856	$2,111	$180,609	$—
Late year ordinary loss deferral*	—	—	—	—	—	(316)
Undistributed long-term capital gains	127,553	2,005,758	—	1,388	1,027,497	—
Post-October capital loss deferral*	—	—	—	—	—	(158)
Capital loss carryforward†	—	—	(4,708)	—	—	—
As of June 30, 2018:
Gross unrealized appreciation on investments	484,206	9,480,000	177,121	38,135	5,450,441	59,086
Gross unrealized depreciation on investments	(54,706)	(783,403)	(70,081)	(29,309)	(854,857)	(10,835)
Net unrealized appreciation (depreciation) on investments	429,500	8,696,597	107,040	8,826	4,595,584	48,251
Cost of investments	1,599,556	22,772,412	1,354,696	649,744	21,869,828	341,611

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
As of December 31, 2017:
Undistributed ordinary income	$43,324	$5,555	$14,711	$1,055	$481	$9,342
Undistributed long-term capital gains	14,531	6,778	—	—	—	—
Capital loss carryforward†	—	—	(146,596)	(490)	—	(1,300)
As of June 30, 2018:
Gross unrealized appreciation on investments	86,618	38,827	17,819	7,171	4	75,336
Gross unrealized depreciation on investments	(229,829)	(78,317)	(55,149)	(6,486)	(22)	(69,156)
Net unrealized appreciation (depreciation) on investments	(143,211)	(39,490)	(37,330)	685	(18)	6,180
Cost of investments	12,680,296	2,323,919	1,449,320	446,095	291,655	3,512,857

164	American Funds Insurance Series

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2017:
Undistributed ordinary income	$1,399	$1,323	$5,669	$2,167	$53,091
Undistributed long-term capital gains	20,518	732	12,104	9,926	174,185
As of June 30, 2018:
Gross unrealized appreciation on investments	17,260	5,729	4,735	7,026	178,046
Gross unrealized depreciation on investments	(1,425)	(709)	(1,287)	(1,012)	—
Net unrealized appreciation (depreciation) on investments	15,835	5,020	3,448	6,014	178,046
Cost of investments	306,890	150,216	348,139	221,722	4,291,387

*	These deferrals are considered incurred in the subsequent year.
†	Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforwards remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$11,170	$134,884	$146,054	$16,830	$55,298	$72,128
Class 1A1	21	273	294	15	16	31
Class 2	19,118	251,323	270,441	24,835	114,893	139,728
Class 4	1,162	16,024	17,186	1,062	3,889	4,951
Total	$31,471	$402,504	$433,975	$42,742	$174,096	$216,838

Global Small Capitalization Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$17,229	$55,968	$73,197	$10,151	$—	$10,151
Class 1A1	3	12	15	1	—	1
Class 2	25,423	86,037	111,460	10,597	—	10,597
Class 4	1,456	5,035	6,491	270	—	270
Total	$44,111	$147,052	$191,163	$21,019	$—	$21,019

See end of tables for footnotes.

American Funds Insurance Series	165

Growth Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$38,940	$792,865	$831,805	$75,247	$713,987	$789,234
Class 1A1	30	634	664	15	63	78
Class 2	67,863	1,515,757	1,583,620	110,909	1,409,266	1,520,175
Class 3	930	20,248	21,178	1,601	18,484	20,085
Class 4	4,388	104,527	108,915	4,893	53,128	58,021
Total	$112,151	$2,434,031	$2,546,182	$192,665	$2,194,928	$2,387,593

International Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$82,087	$165,915	$248,002	$70,384	$49,783	$120,167
Class 1A1	69	140	209	17	3	20
Class 2	70,871	146,986	217,857	53,513	46,642	100,155
Class 3	470	970	1,440	396	331	727
Class 4	5,010	10,556	15,566	3,025	1,066	4,091
Total	$158,507	$324,567	$483,074	$127,335	$97,825	$225,160

New World Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$5,166	$54,023	$59,189	$21,960	$—	$21,960
Class 1A1	5	50	55	6	—	6
Class 2	2,100	26,593	28,693	9,149	—	9,149
Class 4	869	12,659	13,528	3,016	—	3,016
Total	$8,140	$93,325	$101,465	$34,131	$—	$34,131

Blue Chip Income and Growth Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$140,206	$299,947	$440,153	$140,306	$170,748	$311,054
Class 1A1	63	135	198	12	5	17
Class 2	85,621	186,318	271,939	82,680	113,013	195,693
Class 4	7,578	16,620	24,198	4,917	5,605	10,522
Total	$233,468	$503,020	$736,488	$227,915	$289,371	$517,286

166	American Funds Insurance Series

Global Growth and Income Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains		Total dividends and distributions paid
Class 1	$7,714	$31,541	$39,255	$10,516	$7,109		$17,625
Class 1A1	13	52	65	2	—	[2]	2
Class 2	21,411	90,173	111,584	30,799	26,178		56,977
Class 4	1,357	5,789	7,146	1,478	405		1,883
Total	$30,495	$127,555	$158,050	$42,795	$33,692		$76,487

Growth-Income Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains		Total dividends and distributions paid
Class 1	$108,059	$1,049,641	$1,157,700	$250,221	$884,958		$1,135,179
Class 1A1	35	344	379	24	16		40
Class 2	85,521	886,942	972,463	195,450	853,292		1,048,742
Class 3	1,014	10,337	11,351	2,421	10,140		12,561
Class 4	5,368	58,501	63,869	9,973	36,513		46,486
Total	$199,997	$2,005,765	$2,205,762	$458,089	$1,784,919		$2,243,008

International Growth and Income Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains		Total dividends paid
Class 1	$3,855	$—	$3,855	$25,860	$—		$25,860
Class 1A1	6	—	6	14	—		14
Class 2	800	—	800	5,714	—		5,714
Class 4	202	—	202	1,184	—		1,184
Total	$4,863	$—	$4,863	$32,772	$—		$32,772

Capital Income Builder

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains		Total dividends paid
Class 1	$4,370	$617	$4,987	$6,303	$—		$6,303
Class 1A1	21	3	24	8	—		8
Class 2	34	6	40	23	—		23
Class 4	4,593	762	5,355	7,676	—		7,676
Total	$9,018	$1,388	$10,406	$14,010	$—		$14,010

See end of tables for footnotes.

American Funds Insurance Series	167

Asset Allocation Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$120,676	$666,856	$787,532	$287,347		$666,425		$953,772
Class 1A1	46	263	309	50		70		120
Class 2	35,740	210,133	245,873	84,847		241,077		325,924
Class 3	245	1,413	1,658	601		1,646		2,247
Class 4	23,998	148,867	172,865	47,458		145,207		192,665
Total	$180,705	$1,027,532	$1,208,237	$420,303		$1,054,425		$1,474,728

Global Balanced Fund

	Six months ended June 30, 2018[3]			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$—	$—	$—	$1,298		$2,309		$3,607
Class 1A1	—	—	—	3		5		8
Class 2	—	—	—	2,516		5,414		7,930
Class 4	—	—	—	582		1,195		1,777
Total	$—	$—	$—	$4,399		$8,923		$13,322

Bond Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$27,667	$8,915	$36,582	$211,473		$25,594		$237,067
Class 1A1	10	4	14	19		1		20
Class 2	14,535	5,217	19,752	119,175		15,280		134,455
Class 4	1,185	453	1,638	5,958		441		6,399
Total	$43,397	$14,589	$57,986	$336,625		$41,316		$377,941

Global Bond Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$2,915	$3,256	$6,171	$14,181		$103		$14,284
Class 1A1	1	1	2	—	[2]	—	[2]	—	[2]
Class 2	2,574	3,412	5,986	11,033		99		11,132
Class 4	82	118	200	196		1		197
Total	$5,572	$6,787	$12,359	$25,410		$203		$25,613

168	American Funds Insurance Series

High-Income Bond Fund

	Six months ended June 30, 2018					Year ended December 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains		Total dividends paid
Class 1	$6,576		$—	$6,576		$43,976		$—		$43,976
Class 1A1	6		—	6		12		—		12
Class 2	7,724		—	7,724		51,640		—		51,640
Class 3	125		—	125		805		—		805
Class 4	284		—	284		1,981		—		1,981
Total	$14,715		$—	$14,715		$98,414		$—		$98,414

Mortgage Fund

	Six months ended June 30, 2018					Year ended December 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$846		$—	$846		$5,106		$1,186		$6,292
Class 1A1	2		—	2		2		—	[2]	2
Class 2	169		—	169		1,025		262		1,287
Class 4	40		—	40		165		39		204
Total	$1,057		$—	$1,057		$6,298		$1,487		$7,785

Ultra-Short Bond Fund

	Six months ended June 30, 2018					Year ended December 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains		Total dividends paid
Class 1	$71		$—	$71		$184		$—		$184
Class 1A1	—	[2]	—	—	[2]	—	[2]	—		—	[2]
Class 2	388		—	388		697		—		697
Class 3	8		—	8		15		—		15
Class 4	16		—	16		10		—		10
Total	$483		$—	$483		$906		$—		$906

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2018					Year ended December 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains		Total dividends paid
Class 1	$5,048		$—	$5,048		$23,690		$—		$23,690
Class 1A1	4		—	4		1		—		1
Class 2	4,111		—	4,111		19,498		—		19,498
Class 3	27		—	27		141		—		141
Class 4	168		—	168		663		—		663
Total	$9,358		$—	$9,358		$43,993		$—		$43,993

See end of tables for footnotes.

American Funds Insurance Series	169

Managed Risk Growth Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$14	$135	$149	$7	$22	$29
Class P2	1,397	20,395	21,792	727	4,120	4,847
Total	$1,411	$20,530	$21,941	$734	$4,142	$4,876

Managed Risk International Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$3	$1	$4	$1	$1	$2
Class P2	1,328	738	2,066	899	1,402	2,301
Total	$1,331	$739	$2,070	$900	$1,403	$2,303

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$3	$7	$10	$4	$3	$7
Class P2	5,682	12,113	17,795	5,157	5,565	10,722
Total	$5,685	$12,120	$17,805	$5,161	$5,568	$10,729

Managed Risk Growth-Income Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$34	$122	$156	$19	$73	$92
Class P2	2,143	9,814	11,957	1,848	7,653	9,501
Total	$2,177	$9,936	$12,113	$1,867	$7,726	$9,593

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$23,251	$66,960	$90,211	$11,453	$13,811	$25,264
Class P2	30,027	107,405	137,432	20,269	24,931	45,200
Total	$53,278	$174,365	$227,643	$31,722	$38,742	$70,464

[1]	Class 1A shares began investment operations on January 6, 2017.
[2]	Amount less than one thousand.
[3]	No distributions were paid by Global Balanced Fund during the six months ended June 30, 2018.

170	American Funds Insurance Series

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — On December 4, 2017, the series board of trustees approved amended agreements effective February 1, 2018, decreasing the annual rate to 0.580% on average daily net assets in excess of $4 billion for New World Fund, decreasing the annual rate to 0.350% on average daily net assets in excess of $10.5 billion for Blue Chip Income and Growth Fund, and decreasing the annual rate to 0.320% on average daily net assets in excess of $13 billion for Bond Fund. During the six months ended June 30, 2018, CRMC voluntarily reduced the investment advisory services fees to a proposed rate of 0.500% on average daily net assets in excess of $1.5 billion for International Growth and Income Fund and a proposed rate of 0.450% on average daily net assets in excess of $600 million for Capital Income Builder. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2018, total investment advisory services fees waived by CRMC were $1,374,000.

The range of rates, net asset levels and the current annualized rates of average net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the period ended June 30,	For the period ended June 30,
	Beginning	Ending		In excess	2018,	2018,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.515%	.515%
Global Small Capitalization Fund	.800	.635	.6	5.0	.695	.695
Growth Fund	.500	.280	.6	34.0	.323	.323
International Fund	.690	.430	.5	21.0	.491	.491
New World Fund	.850	.580	.5	4.0	.697	.697
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.388	.388
Global Growth and Income Fund	.690	.480	.6	3.0	.591	.591
Growth-Income Fund	.500	.219	.6	34.0	.258	.258
International Growth and Income Fund	.690	.530	.5	1.0	.604	.604
Capital Income Builder	.500		all		.500	.498
Asset Allocation Fund	.500	.240	.6	21.0	.266	.266
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.362	.362
Global Bond Fund	.570	.450	1.0	3.0	.529	.529
High-Income Bond Fund	.500	.420	.6	2.0	.471	.471
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.338	.338
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized

American Funds Insurance Series	171

percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds’ share classes. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, each share class of each fund, except the managed risk funds, pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. For the managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Miscellaneous fee reimbursements — CRMC is currently reimbursing a portion of miscellaneous fees and expenses for Managed Risk Growth Fund, Managed Risk International Fund and Managed Risk Growth-Income Fund. Miscellaneous expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2018, total expenses reimbursed by CRMC were $50,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$105
Class 1A	$—	$4	—	*
Class 2	5,025	Not applicable	201
Class 4	292	292	12
Total class-specific expenses	$5,317	$296	$318

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$83
Class 1A	$—	$1	—	*
Class 2	3,155	Not applicable	126
Class 4	171	171	7
Total class-specific expenses	$3,326	$172	$216

172	American Funds Insurance Series

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$415
Class 1A	$—	$6	—	*
Class 2	19,915	Not applicable	797
Class 3	194	Not applicable	11
Class 4	1,287	1,287	51
Total class-specific expenses	$21,396	$1,293	$1,274

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$254
Class 1A	$—	$4	—	*
Class 2	5,631	Not applicable	225
Class 3	27	Not applicable	2
Class 4	386	386	15
Total class-specific expenses	$6,044	$390	$496

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$102
Class 1A	$—	$2	—	*
Class 2	1,278	Not applicable	51
Class 4	568	568	23
Total class-specific expenses	$1,846	$570	$176

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$274
Class 1A	$—	$2	—	*
Class 2	4,259	Not applicable	170
Class 4	342	342	14
Total class-specific expenses	$4,601	$344	$458

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$25
Class 1A	$—	$1	—	*
Class 2	1,887	Not applicable	76
Class 4	109	108	4
Total class-specific expenses	$1,996	$109	$105

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$810
Class 1A	$—	$5	—	*
Class 2	17,386	Not applicable	695
Class 3	149	Not applicable	8
Class 4	1,091	1,091	44
Total class-specific expenses	$18,626	$1,096	$1,557

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$57
Class 1A	$—	$3	—	*
Class 2	342	Not applicable	14
Class 4	86	85	3
Total class-specific expenses	$428	$88	$74

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$14
Class 1A	$—	$2	—	*
Class 2	2	Not applicable	—	*
Class 4	426	426	17
Total class-specific expenses	$428	$428	$31

See end of tables for footnotes.

American Funds Insurance Series	173

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$834
Class 1A	$—	$7	—	*
Class 2	6,669	Not applicable	267
Class 3	33	Not applicable	2
Class 4	4,557	4,556	182
Total class-specific expenses	$11,259	$4,563	$1,285

Global Balanced Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$5
Class 1A	$—	$—	*	—	*
Class 2	263	Not applicable		11
Class 4	78	78		3
Total class-specific expenses	$341	$78		$19

Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$323
Class 1A	$—	$2	—	*
Class 2	4,765	Not applicable	191
Class 4	388	388	16
Total class-specific expenses	$5,153	$390	$530

Global Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$59
Class 1A	$—	$—	*	—	*
Class 2	1,441	Not applicable		57
Class 4	46	46		2
Total class-specific expenses	$1,487	$46		$118

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$31
Class 1A	$—	$1	—	*
Class 2	941	Not applicable	38
Class 3	11	Not applicable	1
Class 4	37	37	1
Total class-specific expenses	$989	$38	$71

Mortgage Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$13
Class 1A	$—	$—	*	—	*
Class 2	76	Not applicable		3
Class 4	17	18		1
Total class-specific expenses	$93	$18		$17

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2
Class 1A	$—	$—	—	*
Class 2	300	Not applicable	12
Class 3	4	Not applicable	—	*
Class 4	17	17	1
Total class-specific expenses	$321	$17	$15

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$76
Class 1A	$—	$1	—	*
Class 2	1,789	Not applicable	72
Class 3	9	Not applicable	1
Class 4	77	77	3
Total class-specific expenses	$1,875	$78	$152

174	American Funds Insurance Series

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$375	375
Total class-specific expenses	$375	$377

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$—	*
Class P2	$194	194
Total class-specific expenses	$194	$194

Managed Risk Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$—	*
Class P2	$441	441
Total class-specific expenses	$441	$441

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$269	269
Total class-specific expenses	$269	$272

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,104
Class P2	$3,455	3,455
Total class-specific expenses	$3,455	$5,559

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the

American Funds Insurance Series	175

selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$18		$2		$20
Global Small Capitalization Fund	12		1		13
Growth Fund	71		8		79
International Fund	28		3		31
New World Fund	10		1		11
Blue Chip Income and Growth Fund	26		3		29
Global Growth and Income Fund	6		1		7
Growth-Income Fund	87		10		97
International Growth and Income Fund	4		—	*	4
Capital Income Builder	2		—	*	2
Asset Allocation Fund	72		8		80
Global Balanced Fund	1		—	*	1
Bond Fund	30		3		33
Global Bond Fund	7		1		8
High-Income Bond Fund	4		1		5
Mortgage Fund	1		—	*	1
Ultra-Short Bond Fund	1		—	*	1
U.S. Government/AAA-Rated Securities Fund	9		1		10
Managed Risk Growth Fund	1		—	*	1
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	1		—	*	1
Managed Risk Growth-Income Fund	1		—	*	1
Managed Risk Asset Allocation Fund	12		2		14

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sales transactions between each fund and related funds as of June 30, 2018 (dollars in thousands):

Fund	Purchases	Sales
Global Small Capitalization Fund	$816	$58,133
Growth Fund	195,155	86,011
Blue Chip Income and Growth Fund	45,791	156,443
Global Growth and Income Fund	5,892	22,571
International Growth and Income Fund	22,356	5,081

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2018.

176	American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$157,697	5,028	$146,054	4,811	$(106,207)	(3,374)	$197,544	6,465
Class 1A	2,843	90	294	10	(894)	(28)	2,243	72
Class 2	28,966	932	270,442	9,000	(274,246)	(8,738)	25,162	1,194
Class 4	48,013	1,543	17,185	575	(11,903)	(385)	53,295	1,733
Total net increase (decrease)	$237,519	7,593	$433,975	14,396	$(393,250)	(12,525)	$278,244	9,464

Year ended December 31, 2017
Class 1	$202,598	7,210	$72,128	2,554	$(331,323)	(11,655)	$(56,597)	(1,891)
Class 1A2	2,333	80	31	1	(125)	(4)	2,239	77
Class 2	55,435	2,042	139,728	5,015	(563,057)	(20,391)	(367,894)	(13,334)
Class 4	92,931	3,271	4,951	178	(11,055)	(400)	86,827	3,049
Total net increase (decrease)	$353,297	12,603	$216,838	7,748	$(905,560)	(32,450)	$(335,425)	(12,099)

Global Small Capitalization Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$56,600	2,152	$72,908	2,741		$(99,688)	(3,768)	$29,820	1,125
Class 1A	260	10	16	—	[3]	(104)	(4)	172	6
Class 2	11,815	463	111,459	4,310		(201,063)	(7,886)	(77,789)	(3,113)
Class 4	28,288	1,101	6,491	249		(8,271)	(323)	26,508	1,027
Total net increase (decrease)	$96,963	3,726	$190,874	7,300		$(309,126)	(11,981)	$(21,289)	(955)

Year ended December 31, 2017
Class 1	$128,448	5,651	$10,108	429		$(396,272)	(17,174)	$(257,716)	(11,094)
Class 1A2	169	8	1	—	[3]	— [3]	— [3]	170	8
Class 2	27,876	1,267	10,597	472		(343,593)	(15,314)	(305,120)	(13,575)
Class 4	73,197	3,126	270	12		(5,899)	(258)	67,568	2,880
Total net increase (decrease)	$229,690	10,052	$20,976	913		$(745,764)	(32,746)	$(495,098)	(21,781)

See end of tables for footnotes.

American Funds Insurance Series	177

Growth Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$199,125	2,439	$829,371	10,546	$(640,474)	(7,841)	$388,022	5,144
Class 1A	3,693	45	664	8	(121)	(1)	4,236	52
Class 2	118,407	1,459	1,583,621	20,295	(1,329,785)	(16,374)	372,243	5,380
Class 3	365	4	21,179	268	(15,163)	(184)	6,381	88
Class 4	121,617	1,511	108,914	1,413	(59,895)	(747)	170,636	2,177
Total net increase (decrease)	$443,207	5,458	$2,543,749	32,530	$(2,045,438)	(25,147)	$941,518	12,841

Year ended December 31, 2017
Class 1	$505,734	6,906	$786,807	11,094	$(1,258,545)	(16,930)	$33,996	1,070
Class 1A2	2,708	36	78	1	(94)	(1)	2,692	36
Class 2	206,092	2,819	1,520,175	21,621	(2,205,078)	(30,135)	(478,811)	(5,695)
Class 3	468	6	20,085	282	(21,851)	(295)	(1,298)	(7)
Class 4	407,312	5,509	58,020	832	(56,254)	(776)	409,078	5,565
Total net increase (decrease)	$1,122,314	15,276	$2,385,165	33,830	$(3,541,822)	(48,137)	$(34,343)	969

International Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$277,526	12,672	$247,566	11,607	$(240,266)	(10,845)	$284,826	13,434
Class 1A	2,769	125	209	10	(44)	(2)	2,934	133
Class 2	289,273	13,069	217,857	10,257	(272,427)	(12,390)	234,703	10,936
Class 3	505	23	1,441	67	(2,818)	(128)	(872)	(38)
Class 4	55,407	2,547	15,566	741	(22,899)	(1,053)	48,074	2,235
Total net increase (decrease)	$625,480	28,436	$482,639	22,682	$(538,454)	(24,418)	$569,665	26,700

Year ended December 31, 2017
Class 1	$760,186	38,348	$119,937	5,881	$(613,463)	(30,471)	$266,660	13,758
Class 1A2	1,638	80	20	1	(119)	(5)	1,539	76
Class 2	174,876	8,941	100,155	4,954	(605,647)	(30,845)	(330,616)	(16,950)
Class 3	274	13	726	36	(3,886)	(197)	(2,886)	(148)
Class 4	209,217	10,089	4,092	200	(14,987)	(752)	198,322	9,537
Total net increase (decrease)	$1,146,191	57,471	$224,930	11,072	$(1,238,102)	(62,270)	$133,019	6,273

178	American Funds Insurance Series

New World Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$101,755	3,978	$59,059	2,383		$(93,299)	(3,621)	$67,515	2,740
Class 1A	1,340	52	54	2		(65)	(2)	1,329	52
Class 2	37,024	1,459	28,693	1,170		(93,419)	(3,657)	(27,702)	(1,028)
Class 4	69,660	2,766	13,528	554		(16,579)	(661)	66,609	2,659
Total net increase (decrease)	$209,779	8,255	$101,334	4,109		$(203,362)	(7,941)	$107,751	4,423

Year ended December 31, 2017
Class 1	$280,518	12,105	$21,909	893		$(475,480)	(20,394)	$(173,053)	(7,396)
Class 1A2	629	27	6	—	[3]	(13)	(1)	622	26
Class 2	143,361	6,559	9,149	376		(254,737)	(11,445)	(102,227)	(4,510)
Class 4	127,556	5,560	3,016	124		(20,431)	(895)	110,141	4,789
Total net increase (decrease)	$552,064	24,251	$34,080	1,393		$(750,661)	(32,735)	$(164,517)	(7,091)

Blue Chip Income and Growth Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$116,868	7,990	$436,701	31,104	$(269,537)	(18,041)	$284,032	21,053
Class 1A	1,929	130	198	14	(21)	(1)	2,106	143
Class 2	15,822	1,089	271,938	19,606	(246,012)	(16,608)	41,748	4,087
Class 4	73,920	5,052	24,199	1,751	(15,694)	(1,074)	82,425	5,729
Total net increase (decrease)	$208,539	14,261	$733,036	52,475	$(531,264)	(35,724)	$410,311	31,012

Year ended December 31, 2017
Class 1	$458,480	32,688	$309,238	21,989	$(834,928)	(58,499)	$(67,210)	(3,822)
Class 1A2	593	42	17	1	(15)	(1)	595	42
Class 2	34,639	2,502	195,693	14,095	(439,009)	(31,376)	(208,677)	(14,779)
Class 4	129,429	9,259	10,522	756	(43,213)	(3,132)	96,738	6,883
Total net increase (decrease)	$623,141	44,491	$515,470	36,841	$(1,317,165)	(93,008)	$(178,554)	(11,676)

Global Growth and Income Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$56,678	3,563	$37,352	2,500		$(23,104)	(1,429)	$70,926	4,634
Class 1A	771	48	65	4		(5)	— [3]	831	52
Class 2	12,827	807	111,584	7,489		(109,172)	(6,787)	15,239	1,509
Class 4	24,335	1,546	7,147	486		(10,084)	(641)	21,398	1,391
Total net increase (decrease)	$94,611	5,964	$156,148	10,479		$(142,365)	(8,857)	$108,394	7,586

Year ended December 31, 2017
Class 1	$133,943	8,899	$16,607	1,095		$(345,498)	(23,190)	$(194,948)	(13,196)
Class 1A2	125	8	3	—	[3]	(3)	— [3]	125	8
Class 2	25,134	1,709	56,976	3,780		(236,596)	(16,119)	(154,486)	(10,630)
Class 4	63,660	4,175	1,883	123		(6,203)	(417)	59,340	3,881
Total net increase (decrease)	$222,862	14,791	$75,469	4,998		$(588,300)	(39,726)	$(289,969)	(19,937)

See end of tables for footnotes.

American Funds Insurance Series	179

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$590,501	11,378	$1,155,345	22,846		$(741,189)	(14,160)	$1,004,657	20,064
Class 1A	3,710	71	379	8		(444)	(8)	3,645	71
Class 2	51,958	1,007	972,463	19,453		(1,047,271)	(20,309)	(22,850)	151
Class 3	160	3	11,352	224		(14,958)	(286)	(3,446)	(59)
Class 4	82,473	1,615	63,870	1,290		(47,499)	(929)	98,844	1,976
Total net increase (decrease)	$728,802	14,074	$2,203,409	43,821		$(1,851,361)	(35,692)	$1,080,850	22,203

Year ended December 31, 2017
Class 1	$1,521,886	32,100	$1,132,034	24,392		$(1,241,004)	(26,012)	$1,412,916	30,480
Class 1A2	2,070	43	40	1		(24)	(1)	2,086	43
Class 2	120,223	2,558	1,048,742	22,899		(1,761,342)	(37,375)	(592,377)	(11,918)
Class 3	473	10	12,561	271		(21,746)	(457)	(8,712)	(176)
Class 4	267,835	5,641	46,486	1,020		(56,983)	(1,217)	257,338	5,444
Total net increase (decrease)	$1,912,487	40,352	$2,239,863	48,583		$(3,081,099)	(65,062)	$1,071,251	23,873

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$80,670	4,546	$3,856	217		$(56,753)	(3,133)	$27,773	1,630
Class 1A	127	7	6	—	[3]	(341)	(19)	(208)	(12)
Class 2	6,981	395	800	45		(12,055)	(670)	(4,274)	(230)
Class 4	17,174	964	202	11		(5,169)	(284)	12,207	691
Total net increase (decrease)	$104,952	5,912	$4,864	273		$(74,318)	(4,106)	$35,498	2,079

Year ended December 31, 2017
Class 1	$186,307	11,140	$25,860	1,487		$(101,536)	(6,072)	$110,631	6,555
Class 1A2	2,100	121	14	1		(1)	— [3]	2,113	122
Class 2	8,391	510	5,714	329		(34,542)	(2,118)	(20,437)	(1,279)
Class 4	19,465	1,164	1,184	69		(3,332)	(202)	17,317	1,031
Total net increase (decrease)	$216,263	12,935	$32,772	1,886		$(139,411)	(8,392)	$109,624	6,429

Capital Income Builder

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$43,810	4,261	$4,987	492		$(3,291)	(324)	$45,506	4,429
Class 1A	2,335	232	24	2		(91)	(9)	2,268	225
Class 2	1,562	154	40	5		(55)	(6)	1,547	153
Class 4	36,533	3,584	5,355	529		(11,724)	(1,143)	30,164	2,970
Total net increase (decrease)	$84,240	8,231	$10,406	1,028		$(15,161)	(1,482)	$79,485	7,777

Year ended December 31, 2017
Class 1	$84,130	8,355	$6,303	622		$(9,923)	(984)	$80,510	7,993
Class 1A2	1,245	122	8	1		(365)	(36)	888	87
Class 2	1,371	136	23	2		(122)	(12)	1,272	126
Class 4	66,028	6,590	7,676	760		(19,222)	(1,922)	54,482	5,428
Total net increase (decrease)	$152,774	15,203	$14,010	1,385		$(29,632)	(2,954)	$137,152	13,634

180	American Funds Insurance Series

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$612,693	25,709	$787,533	33,902	$(442,520)	(18,563)	$957,706	41,048
Class 1A	2,591	109	309	14	(94)	(4)	2,806	119
Class 2	43,440	1,830	245,872	10,699	(342,228)	(14,515)	(52,916)	(1,986)
Class 3	649	27	1,657	71	(3,651)	(153)	(1,345)	(55)
Class 4	189,138	8,044	172,866	7,559	(65,523)	(2,794)	296,481	12,809
Total net increase (decrease)	$848,511	35,719	$1,208,237	52,245	$(854,016)	(36,029)	$1,202,732	51,935

Year ended December 31, 2017
Class 1	$1,929,702	84,102	$953,771	41,982	$(641,572)	(27,828)	$2,241,901	98,256
Class 1A2	4,261	184	121	5	(253)	(11)	4,129	178
Class 2	109,962	4,876	325,924	14,513	(579,020)	(25,433)	(143,134)	(6,044)
Class 3	1,400	61	2,246	99	(4,469)	(195)	(823)	(35)
Class 4	408,549	18,017	192,666	8,617	(159,354)	(7,104)	441,861	19,530
Total net increase (decrease)	$2,453,874	107,240	$1,474,728	65,216	$(1,384,668)	(60,571)	$2,543,934	111,885

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$18,368	1,414	$—	—	$(92)	(7)	$18,276	1,407
Class 1A	1,259	98	—	—	(12)	(1)	1,247	97
Class 2	9,081	699	—	—	(10,784)	(834)	(1,703)	(135)
Class 4	20,501	1,596	—	—	(1,950)	(152)	18,551	1,444
Total net increase (decrease)	$49,209	3,807	$—	—	$(12,838)	(994)	$36,371	2,813

Year ended December 31, 2017
Class 1	$22,241	1,783	$3,607	285	$(6,039)	(501)	$19,809	1,567
Class 1A2	244	19	9	1	— [3]	— [3]	253	20
Class 2	16,382	1,346	7,928	628	(20,169)	(1,671)	4,141	303
Class 4	39,763	3,218	1,778	142	(2,261)	(182)	39,280	3,178
Total net increase (decrease)	$78,630	6,366	$13,322	1,056	$(28,469)	(2,354)	$63,483	5,068

See end of tables for footnotes.

American Funds Insurance Series	181

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$401,752	37,558	$36,339		3,455		$(188,956)	(17,777)	$249,135	23,236
Class 1A	1,752	166	13		1		(277)	(26)	1,488	141
Class 2	66,414	6,309	19,752		1,901		(198,670)	(18,939)	(112,504)	(10,729)
Class 4	61,774	5,896	1,638		158		(21,041)	(2,011)	42,371	4,043
Total net increase (decrease)	$531,692	49,929	$57,742		5,515		$(408,944)	(38,753)	$180,490	16,691

Year ended December 31, 2017
Class 1	$967,669	88,718	$235,240		21,678		$(1,624,503)	(147,887)	$(421,594)	(37,491)
Class 1A2	1,338	122	21		2		(272)	(25)	1,087	99
Class 2	138,965	12,898	134,455		12,545		(273,010)	(25,301)	410	142
Class 4	212,848	19,725	6,398		597		(22,490)	(2,080)	196,756	18,242
Total net increase (decrease)	$1,320,820	121,463	$376,114		34,822		$(1,920,275)	(175,293)	$(223,341)	(19,008)

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$105,872	8,842	$6,171		531		$(286,991)	(23,775)	$(174,948)	(14,402)
Class 1A	244	21	2		—	[3]	(1)	— [3]	245	21
Class 2	30,320	2,560	5,986		519		(58,828)	(4,961)	(22,522)	(1,882)
Class 4	22,690	1,921	200		17		(12,914)	(1,104)	9,976	834
Total net increase (decrease)	$159,126	13,344	$12,359		1,067		$(358,734)	(29,840)	$(187,249)	(15,429)

Year ended December 31, 2017
Class 1	$177,200	15,155	$14,284		1,210		$(100,697)	(8,588)	$90,787	7,777
Class 1A2	74	6	—	[3]	—	[3]	— [3]	— [3]	74	6
Class 2	45,841	3,978	11,132		952		(79,734)	(6,868)	(22,761)	(1,938)
Class 4	20,651	1,777	197		17		(2,949)	(255)	17,899	1,539
Total net increase (decrease)	$243,766	20,916	$25,613		2,179		$(183,380)	(15,711)	$85,999	7,384

High-Income Bond Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$13,009	1,273	$6,576		648		$(36,324)	(3,570)	$(16,739)	(1,649)
Class 1A	232	23	6		1		(18)	(2)	220	22
Class 2	9,674	962	7,724		773		(50,387)	(5,030)	(32,989)	(3,295)
Class 3	1,314	128	125		12		(1,462)	(143)	(23)	(3)
Class 4	31,294	2,892	284		26		(31,825)	(2,954)	(247)	(36)
Total net increase (decrease)	$55,523	5,278	$14,715		1,460		$(120,016)	(11,699)	$(49,778)	(4,961)

Year ended December 31, 2017
Class 1	$43,584	4,162	$43,816		4,273		$(422,269)	(39,685)	$(334,869)	(31,250)
Class 1A2	400	39	12		1		(7)	(1)	405	39
Class 2	15,931	1,540	51,640		5,121		(92,969)	(8,946)	(25,398)	(2,285)
Class 3	397	38	805		78		(1,921)	(181)	(719)	(65)
Class 4	84,996	7,657	1,981		182		(72,820)	(6,577)	14,157	1,262
Total net increase (decrease)	$145,308	13,436	$98,254		9,655		$(589,986)	(55,390)	$(346,424)	(32,299)

182	American Funds Insurance Series

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$14,936	1,450	$802		78		$(14,807)	(1,436)	$931	92
Class 1A	511	50	2		—	[3]	(7)	(1)	506	49
Class 2	3,458	336	169		17		(4,948)	(481)	(1,321)	(128)
Class 4	4,718	461	40		4		(1,075)	(105)	3,683	360
Total net increase (decrease)	$23,623	2,297	$1,013		99		$(20,837)	(2,023)	$3,799	373

Year ended December 31, 2017
Class 1	$52,151	4,904	$5,982		566		$(59,926)	(5,621)	$(1,793)	(151)
Class 1A2	109	10	2		—	[3]	(6)	— [3]	105	10
Class 2	7,132	672	1,287		122		(8,011)	(755)	408	39
Class 4	8,522	808	204		20		(4,876)	(462)	3,850	366
Total net increase (decrease)	$67,914	6,394	$7,475		708		$(72,819)	(6,838)	$2,570	264

Ultra-Short Bond Fund

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$12,473	1,102	$71		6		$(13,689)	(1,208)	$(1,145)	(100)
Class 1A	—	—	—	[3]	—	[3]	—	—	— [3]	— [3]
Class 2	48,032	4,355	388		35		(60,466)	(5,482)	(12,046)	(1,092)
Class 3	2,044	183	8		1		(1,759)	(158)	293	26
Class 4	7,902	708	16		1		(9,239)	(828)	(1,321)	(119)
Total net increase (decrease)	$70,451	6,348	$483		43		$(85,153)	(7,676)	$(14,219)	(1,285)

Year ended December 31, 2017
Class 1	$14,832	1,312	$184		16		$(15,478)	(1,371)	$(462)	(43)
Class 1A2	10	1	—	[3]	—	[3]	—	—	10	1
Class 2	62,145	5,646	697		63		(111,628)	(10,146)	(48,786)	(4,437)
Class 3	1,448	130	15		2		(1,233)	(111)	230	21
Class 4	16,767	1,507	10		1		(14,407)	(1,294)	2,370	214
Total net increase (decrease)	$95,202	8,596	$906		82		$(142,746)	(12,922)	$(46,638)	(4,244)

See end of tables for footnotes.

American Funds Insurance Series	183

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class 1	$48,631	4,074	$4,973	420		$(62,263)	(5,234)	$(8,659)	(740)
Class 1A	847	72	3	—	[3]	(13)	(1)	837	71
Class 2	33,424	2,831	4,111	351		(75,644)	(6,435)	(38,109)	(3,253)
Class 3	229	19	27	2		(1,413)	(118)	(1,157)	(97)
Class 4	14,905	1,266	168	14		(9,335)	(789)	5,738	491
Total net increase (decrease)	$98,036	8,262	$9,282	787		$(148,668)	(12,577)	$(41,350)	(3,528)

Year ended December 31, 2017
Class 1	$291,253	23,702	$23,401	1,927		$(226,514)	(18,425)	$88,140	7,204
Class 1A2	1,016	83	2	—	[3]	(714)	(58)	304	25
Class 2	49,410	4,091	19,498	1,621		(103,407)	(8,550)	(34,499)	(2,838)
Class 3	1,050	86	141	12		(1,501)	(123)	(310)	(25)
Class 4	27,872	2,299	663	55		(23,884)	(1,976)	4,651	378
Total net increase (decrease)	$370,601	30,261	$43,705	3,615		$(356,020)	(29,132)	$58,286	4,744

Managed Risk Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class P1	$488	36	$149	11		$(143)	(10)	$494	37
Class P2	31,070	2,304	21,792	1,658		(12,259)	(908)	40,603	3,054
Total net increase (decrease)	$31,558	2,340	$21,941	1,669		$(12,402)	(918)	$41,097	3,091

Year ended December 31, 2017
Class P1	$836	70	$29	2		$(230)	(19)	$635	53
Class P2	46,748	3,893	4,847	408		(16,010)	(1,330)	35,585	2,971
Total net increase (decrease)	$47,584	3,963	$4,876	410		$(16,240)	(1,349)	$36,220	3,024

Managed Risk International Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class P1	$108	9	$4	1		$(15)	(1)	$97	9
Class P2	17,395	1,541	2,066	186		(9,493)	(846)	9,968	881
Total net increase (decrease)	$17,503	1,550	$2,070	187		$(9,508)	(847)	$10,065	890

Year ended December 31, 2017
Class P1	$130	14	$2	—	[3]	$(166)	(17)	$(34)	(3)
Class P2	30,462	3,002	2,301	230		(9,880)	(967)	22,883	2,265
Total net increase (decrease)	$30,592	3,016	$2,303	230		$(10,046)	(984)	$22,849	2,262

184	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class P1	$1	—	[3]	$10	1	$(2)	(1)	$9	—	[3]
Class P2	11,697	927		17,795	1,461	(20,135)	(1,570)	9,357	818
Total net increase (decrease)	$11,698	927		$17,805	1,462	$(20,137)	(1,571)	$9,366	818

Year ended December 31, 2017
Class P1	$59	5		$7	1	$(136)	(11)	$(70)	(5)
Class P2	83,072	6,949		10,722	898	(56,067)	(4,624)	37,727	3,223
Total net increase (decrease)	$83,131	6,954		$10,729	899	$(56,203)	(4,635)	$37,657	3,218

Managed Risk Growth-Income Fund

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class P1	$356	28		$156	12	$(96)	(7)	$416	33
Class P2	21,581	1,687		11,957	957	(10,290)	(805)	23,248	1,839
Total net increase (decrease)	$21,937	1,715		$12,113	969	$(10,386)	(812)	$23,664	1,872

Year ended December 31, 2017
Class P1	$1,093	92		$92	8	$(154)	(13)	$1,031	87
Class P2	27,997	2,382		9,501	835	(15,095)	(1,278)	22,403	1,939
Total net increase (decrease)	$29,090	2,474		$9,593	843	$(15,249)	(1,291)	$23,434	2,026

Managed Risk Asset Allocation Fund

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2018
Class P1	$82,974	6,113		$90,211	6,907	$(17,450)	(1,325)	$155,735	11,695
Class P2	69,408	5,116		137,432	10,539	(114,199)	(8,450)	92,641	7,205
Total net increase (decrease)	$152,382	11,229		$227,643	17,446	$(131,649)	(9,775)	$248,376	18,900

Year ended December 31, 2017
Class P1	$264,545	20,631		$25,264	1,986	$(25,397)	(1,973)	$264,412	20,644
Class P2	253,137	19,936		45,200	3,559	(153,999)	(11,957)	144,338	11,538
Total net increase (decrease)	$517,682	40,567		$70,464	5,545	$(179,396)	(13,930)	$408,750	32,182

[1]	Includes exchanges between share classes of the fund.
[2]	Class 1A shares began investment operations on January 6, 2017.
[3]	Amount less than one thousand.

American Funds Insurance Series	185

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2018 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$632,954	$633,882	$2,695,351	$1,736,664	$627,614	$2,542,362
Sales of investment securities*	1,134,660	938,437	3,693,631	1,463,805	872,281	2,763,401
Non-U.S. taxes paid on interest income	—	—	—	—	31	—
Non-U.S. taxes paid on realized gains	—	—	—	—	65	—
Non-U.S. taxes provided on unrealized gains	5,261	1,944	—	607	16,668	—
Dividend income from affiliated issuers	—	401	—	—	—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$285,460	$4,983,498	$312,576	$305,388	$8,882,433	$126,528
Sales of investment securities*	368,636	6,744,355	278,908	251,736	9,443,218	88,547
Non-U.S. taxes (refunded) paid on interest income	—	—	(8)	—	—	9
Non-U.S. taxes paid on realized gains	3	—	6	—	—	1
Non-U.S. taxes provided on unrealized gains	1,757	213	23	—	108	140
Dividend income from affiliated issuers	—	—	—	—	222	—
Interest income from affiliated issuers	—	—	—	—	1,050	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$24,186,976	$1,365,571	$455,950	$1,486,176	$—	$6,391,688
Sales of investment securities*	23,885,296	1,446,097	449,971	1,461,510	—	6,205,133
Non-U.S. taxes paid on interest income	33	221	—	—	—	—
Non-U.S. taxes (refunded) paid on realized gains	(196)	403	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	188	5	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$52,581	$22,449	$32,125	$32,821	$275,727
Sales of investment securities*	15,035	8,607	24,901	8,814	54,784
Dividend income from affiliated issuers	575	389	1,376	638	15,338

*  Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2018, American Funds Insurance Series - Managed Risk Growth and Income Portfolio, American Funds Insurance Series -Managed Risk Global Allocation Portfolio and Managed Risk Asset Allocation Fund held 36%, 18% and 16% of the outstanding shares of Capital Income Builder, Global Balanced Fund and Asset Allocation Fund, respectively.

186	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
6/30/18[2,3]	$30.51	$.22	$.82	$1.04	$(.04)	$(2.13)	$(2.17)	$29.38	3.18%[4]		$2,125		.54%[5]		1.38%[5]
12/31/17	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80		2,010		.55		.94
12/31/16	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87		1,630		.56		1.00
12/31/15	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24		1,626		.55		.90
12/31/14	30.11	.31 [6]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52		1,558		.55		1.08	[6]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51		1,508		.55		1.17
Class 1A:
6/30/18[2,3]	30.46	.20	.80	1.00	(.03)	(2.13)	(2.16)	29.30	3.07	[4]	4		.79	[5]	1.30	[5]
12/31/17[2,7]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13	[4]	2		.80	[5]	.39	[5]
Class 2:
6/30/18[2,3]	30.24	.17	.82	.99	(.03)	(2.13)	(2.16)	29.07	3.03	[4]	3,893		.79	[5]	1.11	[5]
12/31/17	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47		4,012		.80		.69
12/31/16	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62		3,483		.81		.76
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94		3,817		.80		.66
12/31/14	29.92	.24 [6]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31		3,992		.80		.85	[6]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18		4,379		.80		.91
Class 4:
6/30/18[2,3]	30.13	.14	.81	.95	(.02)	(2.13)	(2.15)	28.93	2.92	[4]	253		1.04	[5]	.91	[5]
12/31/17	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11		211		1.05		.37
12/31/16	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37		94		1.06		.50
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69		91		1.05		.34
12/31/14	30.07	.07 [6]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01		19		1.05		.26	[6]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36		1		1.06		.43

Global Small Capitalization Fund

Class 1:
6/30/18[2,3]	$25.38	$.07	$1.15	$1.22	$(.02)	$(1.14)	$(1.16)	$25.44	4.58%[4]		$1,671		.73%[5]		.52%[5]
12/31/17	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22		1,639		.73		.54
12/31/16	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35		1,532		.74		.57
12/31/15	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50		1,706		.73		.15
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36		1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60		1,241		.74		.17
Class 1A:
6/30/18[2,3]	25.36	.05	1.14	1.19	(.02)	(1.14)	(1.16)	25.39	4.49	[4]	—	[8]	.97	[5]	.41	[5]
12/31/17[2,7]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19	[4]	—	[8]	.96	[5]	.35	[5]
Class 2:
6/30/18[2,3]	24.72	.03	1.12	1.15	(.01)	(1.14)	(1.15)	24.72	4.46	[4]	2,474		.98	[5]	.27	[5]
12/31/17	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89		2,551		.98		.27
12/31/16	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10		2,303		.99		.31
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27		2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12		2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28		2,955		.99		(.05)
Class 4:
6/30/18[2,3]	24.91	.01	1.12	1.13	(.01)	(1.14)	(1.15)	24.89	4.33	[4]	151		1.23	[5]	.05	[5]
12/31/17	19.91	— [9]	5.09	5.09	(.09)	—	(.09)	24.91	25.62		125		1.23		—	[10]
12/31/16	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85		42		1.24		.03
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)		34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88		12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01		4		1.24		(.50)

See end of tables for footnotes.

American Funds Insurance Series	187

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/18[2,3]	$77.85	$.35		$7.53	$7.88	$(.12)	$(8.24)	$(8.36)	$77.37	9.95%[4]		$8,449	.34%[5]		.86%[5]
12/31/17	67.29	.55		17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62		8,100	.35		.75
12/31/16	68.02	.67		5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77		6,931	.35		1.03
12/31/15	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12		6,796	.35		.87
12/31/14	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78		7,118	.35		1.12	[6]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43		7,003	.35		.93
Class 1A:
6/30/18[2,3]	77.74	.28		7.49	7.77	(.11)	(8.24)	(8.35)	77.16	9.81	[4]	7	.59	[5]	.69	[5]
12/31/17[2,7]	68.84	.35		16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47	[4]	3	.59	[5]	.47	[5]
Class 2:
6/30/18[2,3]	77.35	.24		7.50	7.74	(.09)	(8.24)	(8.33)	76.76	9.83	[4]	16,009	.59	[5]	.60	[5]
12/31/17	66.92	.37		17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28		15,716	.60		.50
12/31/16	67.69	.51		5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49		13,978	.60		.78
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86		14,414	.60		.62
12/31/14	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51		15,413	.60		.87	[6]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11		16,334	.60		.68
Class 3:
6/30/18[2,3]	78.32	.28		7.58	7.86	(.10)	(8.24)	(8.34)	77.84	9.86	[4]	217	.52	[5]	.67	[5]
12/31/17	67.67	.42		17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39		212	.53		.57
12/31/16	68.37	.56		5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56		183	.53		.85
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92		194	.53		.69
12/31/14	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58		208	.53		.94	[6]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20		216	.53		.75
Class 4:
6/30/18[2,3]	76.56	.15		7.40	7.55	(.07)	(8.24)	(8.31)	75.80	9.68	[4]	1,110	.84	[5]	.36	[5]
12/31/17	66.41	.18		17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99		954	.85		.25
12/31/16	67.26	.34		5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22		458	.85		.53
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59		394	.85		.42
12/31/14	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25		24	.85		.47	[6]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96		5	.85		.40

188	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Fund

Class 1:
6/30/18[2,3]	$21.71	$.24	$(.21)	$.03	$(.05)	$(1.02)	$(1.07)	$20.67	(.02)%[4]	$5,052	.52%[5]		2.20%[5]
12/31/17	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/16	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
12/31/15	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427	.54		1.41
12/31/14	21.22	.30	(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282	.54		1.43
12/31/13	17.68	.27	3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324	.54		1.41
Class 1A:
6/30/18[2,3]	21.67	.24	(.23)	.01	(.05)	(1.02)	(1.07)	20.61	(.13) [4]	4	.77	[5]	2.17	[5]
12/31/17[2,7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [4]	2	.77	[5]	.43	[5]
Class 2:
6/30/18[2,3]	21.63	.21	(.21)	— [9]	(.04)	(1.02)	(1.06)	20.57	(.16) [4]	4,432	.77	[5]	1.96	[5]
12/31/17	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/16	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
12/31/15	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978	.79		1.17
12/31/14	21.15	.25	(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374	.79		1.19
12/31/13	17.62	.22	3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916	.79		1.15
Class 3:
6/30/18[2,3]	21.75	.22	(.21)	.01	(.04)	(1.02)	(1.06)	20.70	(.10) [4]	29	.70	[5]	2.02	[5]
12/31/17	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/16	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
12/31/15	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32	.72		1.24
12/31/14	21.24	.27	(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38	.72		1.28
12/31/13	17.70	.23	3.59	3.82	(.28)	—	(.28)	21.24	21.67	46	.72		1.22
Class 4:
6/30/18[2,3]	21.42	.18	(.20)	(.02)	(.04)	(1.02)	(1.06)	20.34	(.28) [4]	320	1.02	[5]	1.71	[5]
12/31/17	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/16	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/15	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88
12/31/14	21.16	.07	(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04		.31
12/31/13	17.68	(.01)	3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04		(.07)

See end of tables for footnotes.

American Funds Insurance Series	189

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund

Class 1:
6/30/18[2,3]	$25.30	$.16		$(1.11)	$(.95)	$(.06)	$(.67)	$(.73)	$23.62	(3.89)%[4]	$1,978		.75%[5]		1.27%[5]
12/31/17	19.72	.26		5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050		.77		1.14
12/31/16	18.87	.24		.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743		.78		1.25
12/31/15	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562		.79		.92
12/31/14	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[6]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
Class 1A:
6/30/18[2,3]	25.25	.16		(1.13)	(.97)	(.06)	(.67)	(.73)	23.55	(3.99)[4]	2		1.00	[5]	1.24	[5]
12/31/17[2,7]	20.14	.13		5.24	5.37	(.26)	—	(.26)	25.25	26.72 [4]	1		1.00	[5]	.53	[5]
Class 2:
6/30/18[2,3]	25.07	.13		(1.10)	(.97)	(.05)	(.67)	(.72)	23.38	(4.01)[4]	960		1.00	[5]	1.00	[5]
12/31/17	19.54	.20		5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055		1.02		.89
12/31/16	18.71	.19		.79	.98	(.15)	—	(.15)	19.54	5.26	911		1.03		1.00
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[6]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
Class 4:
6/30/18[2,3]	24.99	.10		(1.09)	(.99)	(.05)	(.67)	(.72)	23.28	(4.13)[4]	460		1.25	[5]	.79	[5]
12/31/17	19.51	.14		5.52	5.66	(.18)	—	(.18)	24.99	29.06	427		1.27		.61
12/31/16	18.69	.14		.80	.94	(.12)	—	(.12)	19.51	5.04	240		1.28		.75
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[6]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56

Blue Chip Income and Growth Fund

Class 1:
6/30/18[2,3]	$14.96	$.17		$(.09)	$.08	$(.06)	$(1.14)	$(1.20)	$13.84	.47%[4]	$5,453		.41%[5]		2.30%[5]
12/31/17	13.53	.32		1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581		.41		2.27
12/31/16	12.62	.31		1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
12/31/15	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
12/31/14	13.12	.46	[6]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[6]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
Class 1A:
6/30/18[2,3]	14.94	.15		(.09)	.06	(.06)	(1.14)	(1.20)	13.80	.32 [4]	2		.66	[5]	2.05	[5]
12/31/17[2,7]	13.75	.28		1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [4]	1		.65	[5]	2.01	[5]
Class 2:
6/30/18[2,3]	14.80	.15		(.09)	.06	(.06)	(1.14)	(1.20)	13.66	.29 [4]	3,335		.66	[5]	2.05	[5]
12/31/17	13.39	.28		1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551		.66		2.02
12/31/16	12.51	.28		1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/14	13.02	.44	[6]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[6]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
Class 4:
6/30/18[2,3]	14.77	.13		(.10)	.03	(.05)	(1.14)	(1.19)	13.61	.14 [4]	306		.91	[5]	1.80	[5]
12/31/17	13.39	.25		1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247		.91		1.76
12/31/16	12.53	.24		1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/14	13.12	.34	[6]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[6]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[8]	.86		1.39

190	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund

Class 1:
6/30/18[2,3]	$15.81	$.19		$(.28)	$(.09)	$(.04)	$(1.18)	$(1.22)	$14.50	(.79)%[4]	$512		.62%[5]		2.44%[5]
12/31/17	13.02	.35		3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		2.43
12/31/16	12.35	.28		.66	.94	(.27)	—	(.27)	13.02	7.61	571		.63		2.18
12/31/15	12.78	.36		(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293		.64		2.79
12/31/14	12.53	.43	[6]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[6]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
Class 1A:
6/30/18[2,3]	15.81	.21		(.33)	(.12)	(.04)	(1.18)	(1.22)	14.47	(.99)[4]	1		.87	[5]	2.71	[5]
12/31/17[2,7]	13.21	.18		3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [4]	—	[8]	.84	[5]	1.20	[5]
Class 2:
6/30/18[2,3]	15.78	.17		(.27)	(.10)	(.04)	(1.18)	(1.22)	14.46	(.90)[4]	1,430		.87	[5]	2.16	[5]
12/31/17	13.00	.31		3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/16	12.33	.25		.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		1.98
12/31/15	12.75	.22		(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.73
12/31/14	12.51	.41	[6]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[6]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
Class 4:
6/30/18[2,3]	15.60	.15		(.29)	(.14)	(.03)	(1.18)	(1.21)	14.25	(1.12)[4]	92		1.12	[5]	1.97	[5]
12/31/17	12.89	.22		3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/16	12.26	.21		.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.63
12/31/15	12.71	.17		(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.32
12/31/14	12.50	.30	[6]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[6]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27

See end of tables for footnotes.

American Funds Insurance Series	191

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth-Income Fund

Class 1:
6/30/18[2,3]	$50.22	$.42	$2.94	$3.36	$(.14)	$(3.58)	$(3.72)	$49.86	6.58%[4]		$16,653	.28%[5]		1.63%[5]
12/31/17	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68		15,765	.28		1.69
12/31/16	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80		12,588	.29		1.79
12/31/15	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72		10,747	.29		1.59
12/31/14	50.72	.81	4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91		10,812	.29		1.56
12/31/13	38.48	.66	12.31	12.97	(.73)	—	(.73)	50.72	33.82		9,857	.29		1.49
Class 1A:
6/30/18[2,3]	50.15	.37	2.93	3.30	(.14)	(3.58)	(3.72)	49.73	6.46	[4]	6	.53	[5]	1.42	[5]
12/31/17[2,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83	[4]	2	.52	[5]	1.41	[5]
Class 2:
6/30/18[2,3]	49.71	.35	2.92	3.27	(.12)	(3.58)	(3.70)	49.28	6.44	[4]	13,816	.53	[5]	1.38	[5]
12/31/17	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38		13,930	.53		1.45
12/31/16	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51		12,854	.54		1.54
12/31/15	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45		12,895	.54		1.34
12/31/14	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63		14,337	.54		1.31
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50		14,980	.54		1.25
Class 3:
6/30/18[2,3]	50.29	.38	2.95	3.33	(.13)	(3.58)	(3.71)	49.91	6.50	[4]	163	.46	[5]	1.45	[5]
12/31/17	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47		168	.46		1.52
12/31/16	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59		156	.47		1.61
12/31/15	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53		161	.47		1.41
12/31/14	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71		185	.47		1.38
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58		193	.47		1.32
Class 4:
6/30/18[2,3]	49.31	.29	2.88	3.17	(.10)	(3.58)	(3.68)	48.80	6.33	[4]	915	.78	[5]	1.14	[5]
12/31/17	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08		827	.78		1.19
12/31/16	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25		495	.79		1.29
12/31/15	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21		410	.79		1.25
12/31/14	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34		30	.79		1.11
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32		3	.79		.96

192	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund

Class 1:
6/30/18[2,3]	$17.72	$.30		$(.63)	$(.33)	$(.06)	$—	$(.06)	$17.33	(1.87)%[4]	$1,124		.65%[5]		3.42%[5]
12/31/17	14.48	.46		3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121		.66		2.75
12/31/16	14.72	.43		(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820		.68		2.93
12/31/15	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707		.68		2.60
12/31/14	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[6]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
Class 1A:
6/30/18[2,3]	17.70	.28		(.63)	(.35)	(.06)	—	(.06)	17.29	(2.00)[4]	2		.90	[5]	3.09	[5]
12/31/17[2,7]	14.69	.34		3.08	3.42	(.41)	—	(.41)	17.70	23.36 [4]	2		.91	[5]	1.99	[5]
Class 2:
6/30/18[2,3]	17.66	.28		(.63)	(.35)	(.05)	—	(.05)	17.26	(1.98)[4]	266		.90	[5]	3.15	[5]
12/31/17	14.43	.43		3.17	3.60	(.37)	—	(.37)	17.66	25.03	276		.91		2.60
12/31/16	14.68	.40		(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244		.93		2.72
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254		.93		2.32
12/31/14	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[6]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
Class 4:
6/30/18[2,3]	17.58	.26		(.63)	(.37)	(.05)	—	(.05)	17.16	(2.12)[4]	74		1.15	[5]	2.98	[5]
12/31/17	14.38	.37		3.18	3.55	(.35)	—	(.35)	17.58	24.72	63		1.16		2.24
12/31/16	14.63	.36		(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37		1.18		2.43
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[6]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18

Capital Income Builder

Class 1:
6/30/18[2,3]	$10.40	$.17		$(.39)	$(.22)	$(.16)	$(.02)	$(.18)	$10.00	(2.11)%[4]	$288		.53%[5]		3.45%[5]
12/31/17	9.46	.32		.93	1.25	(.31)	—	(.31)	10.40	13.29	254		.54		3.21
12/31/16	9.40	.32		.07	.39	(.33)	—	(.33)	9.46	4.17	156		.54		3.39
12/31/15	9.81	.28		(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80		.56		2.88
12/31/14[2,11]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [4]	20		.56	[5]	2.87	[5]
Class 1A:
6/30/18[2,3]	10.39	.17		(.40)	(.23)	(.15)	(.02)	(.17)	9.99	(2.23)[4]	3		.78	[5]	3.43	[5]
12/31/17[2,7]	9.57	.27		.84	1.11	(.29)	—	(.29)	10.39	11.72 [4]	1		.79	[5]	2.63	[5]
Class 2:
6/30/18[2,3]	10.40	.17		(.41)	(.24)	(.15)	(.02)	(.17)	9.99	(2.32)[4]	3		.78	[5]	3.38	[5]
12/31/17	9.46	.29		.93	1.22	(.28)	—	(.28)	10.40	13.04	1		.79		2.82
12/31/16	9.40	.27		.11	.38	(.32)	—	(.32)	9.46	4.08	—	[8]	.80		2.82
12/31/15	9.81	.31		(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[12]	—	[8]	.46	[12]	3.12	[12]
12/31/14[2,11]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [4,12]	—	[8]	.47	[5,12]	2.94	[5,12]
Class 4:
6/30/18[2,3]	10.38	.15		(.40)	(.25)	(.13)	(.02)	(.15)	9.98	(2.36)[4]	355		1.03	[5]	2.92	[5]
12/31/17	9.45	.27		.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		2.72
12/31/16	9.38	.27		.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/15	9.80	.25		(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[2,11]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[4]	55		1.06	[5]	2.08	[5]

See end of tables for footnotes.

American Funds Insurance Series	193

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund

Class 1:
6/30/18[2,3]	$23.71	$.25	$.04	$.29	$(.09)	$(1.03)	$(1.12)	$22.88	1.14%[4]		$16,914	.28%[5]		2.08%[5]
12/31/17	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51		16,556	.29		1.90
12/31/16	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69		13,008	.29		1.97
12/31/15	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64		10,913	.29		1.85
12/31/14	22.49	.44	.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66		11,997	.30		1.95
12/31/13	18.43	.35	4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515	.31		1.71
Class 1A:
6/30/18[2,3]	23.69	.23	.02	.25	(.08)	(1.03)	(1.11)	22.83	1.00	[4]	7	.53	[5]	1.91	[5]
12/31/17[2,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78	[4]	4	.53	[5]	1.69	[5]
Class 2:
6/30/18[2,3]	23.49	.21	.03	.24	(.07)	(1.03)	(1.10)	22.63	.98	[4]	5,235	.53	[5]	1.82	[5]
12/31/17	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23		5,480	.54		1.64
12/31/16	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41		5,144	.54		1.72
12/31/15	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40		5,008	.54		1.60
12/31/14	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494	.55		1.69
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760	.56		1.47
Class 3:
6/30/18[2,3]	23.73	.22	.05	.27	(.08)	(1.03)	(1.11)	22.89	1.07	[4]	35	.46	[5]	1.89	[5]
12/31/17	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29		38	.47		1.72
12/31/16	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49		35	.47		1.79
12/31/15	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46		36	.47		1.67
12/31/14	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40	.48		1.76
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81		42	.49		1.54
Class 4:
6/30/18[2,3]	23.40	.18	.04	.22	(.07)	(1.03)	(1.10)	22.52	.86	[4]	3,736	.78	[5]	1.59	[5]
12/31/17	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91		3,582	.79		1.40
12/31/16	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16		2,861	.79		1.47
12/31/15	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14		2,414	.79		1.45
12/31/14	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32	.80		1.55
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89		1	.79		1.22

194	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Balanced Fund

Class 1:
6/30/18[2,3]	$12.75	$.14		$(.20)	$(.06)	$—	$—	$—	$12.69	(.47)%[4]	$111		.70%[5]		2.19%[5]
12/31/17	11.08	.21		1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/16	10.74	.19		.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
12/31/15	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
12/31/14	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[6]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
Class 1A:
6/30/18[2,3]	12.74	.14		(.21)	(.07)	—	—	—	12.67	(.55)[4]	1		.96	[5]	2.26	[5]
12/31/17[2,7]	11.18	.16		1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [4]	—	[8]	.94	[5]	1.27	[5]
Class 2:
6/30/18[2,3]	12.72	.12		(.19)	(.07)	—	—	—	12.65	(.55)[4]	206		.95	[5]	1.89	[5]
12/31/17	11.06	.18		1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/16	10.72	.16		.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/14	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[6]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
Class 4:
6/30/18[2,3]	12.63	.11		(.20)	(.09)	—	—	—	12.54	(.71)[4]	69		1.20	[5]	1.72	[5]
12/31/17	11.00	.13		1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/16	10.69	.12		.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/14	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [12]	—	[8]	.67	[12]	2.07	[6,12]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [12]	—	[8]	.71	[12]	1.98	[12]

Bond Fund

Class 1:
6/30/18[2,3]	$10.82	$.14		$(.33)	$(.19)	$(.05)	$(.01)	$(.06)	$10.57	(1.76)%[4]	$6,532		.38%[5]		2.60%[5]
12/31/17	10.80	.24		.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434		.38		2.19
12/31/16	10.70	.21		.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/15	11.08	.22		(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
12/31/14	10.73	.23		.37	.60	(.25)	— [9]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22		(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
Class 1A:
6/30/18[2,3]	10.80	.13		(.34)	(.21)	(.04)	(.01)	(.05)	10.54	(1.87)[4]	3		.63	[5]	2.41	[5]
12/31/17[2,7]	10.82	.22		.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [4]	1		.62	[5]	2.01	[5]
Class 2:
6/30/18[2,3]	10.69	.12		(.33)	(.21)	(.04)	(.01)	(.05)	10.43	(1.92)[4]	3,759		.63	[5]	2.35	[5]
12/31/17	10.67	.21		.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/16	10.58	.18		.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/15	10.95	.18		(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20		.36	.56	(.22)	— [9]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19		(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
Class 4:
6/30/18[2,3]	10.68	.11		(.32)	(.21)	(.04)	(.01)	(.05)	10.42	(1.94)[4]	331		.88	[5]	2.11	[5]
12/31/17	10.70	.19		.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/16	10.61	.15		.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/15	11.01	.16		(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16		.39	.55	(.23)	— [9]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17		(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58

See end of tables for footnotes.

American Funds Insurance Series	195

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Bond Fund

Class 1:
6/30/18[2,3]	$11.88	$.15	$(.33)	$(.18)	$(.03)	$(.04)	$(.07)	$11.63	(1.54)%[4]	$1,079		.56%[5]		2.50%[5]
12/31/17	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		2.37
12/31/16	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		2.26
12/31/15	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
Class 1A:
6/30/18[2,3]	11.87	.14	(.32)	(.18)	(.03)	(.04)	(.07)	11.62	(1.55)[4]	—	[8]	.80	[5]	2.35	[5]
12/31/17[2,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [4]	—	[8]	.72	[5]	2.27	[5]
Class 2:
6/30/18[2,3]	11.79	.13	(.32)	(.19)	(.02)	(.04)	(.06)	11.54	(1.59)[4]	1,118		.81	[5]	2.26	[5]
12/31/17	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		2.12
12/31/16	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
Class 4:
6/30/18[2,3]	11.70	.12	(.32)	(.20)	(.02)	(.04)	(.06)	11.44	(1.71)[4]	40		1.07	[5]	2.03	[5]
12/31/17	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/16	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/15	11.70	.21	(.71)	(.50)	— [9]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[8]	.79		2.25

196	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
6/30/18[2,3]	$10.19	$.31	$(.26)	$.05	$(.11)	$—	$(.11)	$10.13	.48%[4]		$611		.49%[5]		6.20%[5]
12/31/17	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25		632		.49		5.98
12/31/16	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83		949		.49		6.18
12/31/15	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)		1,017		.48		6.12
12/31/14	11.13	.67	(.59)	.08	(.67)	—	(.67)	10.54	.80		1,017		.48		5.90
12/31/13	11.16	.75	.01	.76	(.79)	—	(.79)	11.13	6.89		856		.48		6.54
Class 1A:
6/30/18[2,3]	10.18	.30	(.26)	.04	(.11)	—	(.11)	10.11	.37	[4]	1		.73	[5]	5.99	[5]
12/31/17[2,7]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02	[4]	—	[8]	.72	[5]	5.74	[5]
Class 2:
6/30/18[2,3]	10.03	.30	(.27)	.03	(.10)	—	(.10)	9.96	.35	[4]	738		.74	[5]	5.95	[5]
12/31/17	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89		776		.74		5.72
12/31/16	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69		799		.74		5.92
12/31/15	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)		765		.73		5.85
12/31/14	10.99	.63	(.57)	.06	(.64)	—	(.64)	10.41	.63		929		.73		5.67
12/31/13	11.03	.71	.01	.72	(.76)	—	(.76)	10.99	6.60		1,061		.73		6.29
Class 3:
6/30/18[2,3]	10.23	.31	(.27)	.04	(.11)	—	(.11)	10.16	.35	[4]	12		.67	[5]	6.03	[5]
12/31/17	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02		12		.67		5.79
12/31/16	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68		13		.67		5.99
12/31/15	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)		12		.66		5.91
12/31/14	11.16	.65	(.59)	.06	(.65)	—	(.65)	10.57	.59		16		.66		5.74
12/31/13	11.18	.73	.02	.75	(.77)	—	(.77)	11.16	6.77		19		.66		6.36
Class 4:
6/30/18[2,3]	10.82	.31	(.28)	.03	(.10)	—	(.10)	10.75	.27	[4]	33		.99	[5]	5.69	[5]
12/31/17	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63		34		.99		5.46
12/31/16	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29		21		.99		5.55
12/31/15	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)		1		.98		5.51
12/31/14	11.12	.63	(.59)	.04	(.11)	—	(.11)	11.05	.35		—	[8]	.98		5.49
12/31/13	11.16	.67	.08	.75	(.79)	—	(.79)	11.12	6.81		—	[8]	.93		5.82

See end of tables for footnotes.

American Funds Insurance Series	197

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Mortgage Fund

Class 1:
6/30/18[2,3]	$10.47	$.10		$(.23)	$(.13)	$(.03)	$—	$(.03)	$10.31	(1.21)%[4]		$262		.46%[5]		1.93%[5]
12/31/17	10.56	.16		— [9]	.16	(.18)	(.07)	(.25)	10.47	1.47		265		.47		1.52
12/31/16	10.61	.15		.11	.26	(.20)	(.11)	(.31)	10.56	2.50		269		.46		1.39
12/31/15	10.70	.10		.13	.23	(.18)	(.14)	(.32)	10.61	2.09		272		.45		.89
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54		292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)		198		.44		.35
Class 1A:
6/30/18[2,3]	10.46	.09		(.23)	(.14)	(.03)	—	(.03)	10.29	(1.31)[4]		1		.70	[5]	1.76	[5]
12/31/17[2,7]	10.55	.14		— [9]	.14	(.16)	(.07)	(.23)	10.46	1.31	[4]	—	[8]	.70	[5]	1.38	[5]
Class 2:
6/30/18[2,3]	10.45	.09		(.22)	(.13)	(.03)	—	(.03)	10.29	(1.26	)4	60		.71	[5]	1.68	[5]
12/31/17	10.54	.14		(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22		63		.72		1.27
12/31/16	10.59	.12		.12	.24	(.18)	(.11)	(.29)	10.54	2.25		63		.71		1.14
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86		59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23		52		.70		.91
12/31/13	10.46	—	[9]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)		49		.69		(.02)
Class 4:
6/30/18[2,3]	10.38	.07		(.22)	(.15)	(.03)	—	(.03)	10.20	(1.38)[4]		16		.96	[5]	1.45	[5]
12/31/17	10.48	.11		— [9]	.11	(.14)	(.07)	(.21)	10.38	.97		12		.97		1.03
12/31/16	10.52	.09		.12	.21	(.14)	(.11)	(.25)	10.48	2.01		8		.96		.86
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62		11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98		1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[12]		—	[8]	.38	[12]	.23	[12]

198	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/18[2,3]	$11.29	$.08	$(.01)		$.07	$(.02)	$—	$(.02)	$11.34	.65%[4]	$36		.33%[5]		1.38%[5]
12/31/17	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
12/31/16[13]	11.26	.01	—	[9]	.01	—	—	—	11.27	.09	37		.35		.11
12/31/15	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39		.34		(.24)
12/31/14	11.31	(.03)	—		(.03)	—	—	—	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[9]	(.03)	—	—	—	11.31	(.27)	57		.34		(.24)
Class 1A:
6/30/18[2,3]	11.29	.08	(.01)		.07	(.02)	—	(.02)	11.34	.65 [4]	—	[8]	.33	[5]	1.38 [5]
12/31/17[2,7]	11.27	.08	—	[9]	.08	(.06)	—	(.06)	11.29	.67 [4]	—	[8]	.34	[5]	.69 [5]
Class 2:
6/30/18[2,3]	11.01	.06	—	[9]	.06	(.02)	—	(.02)	11.05	.53 [4]	237		.58	[5]	1.13 [5]
12/31/17	10.99	.05	—	[9]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/16[13]	11.01	(.02)	—	[9]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
12/31/15	11.06	(.05)	—	[9]	(.05)	—	—	—	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	—	—	—	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[9]	(.05)	—	—	—	11.12	(.45)	395		.59		(.49)
Class 3:
6/30/18[2,3]	11.12	.07	—	[9]	.07	(.02)	—	(.02)	11.17	.63 [4]	5		.51	[5]	1.21 [5]
12/31/17	11.10	.06	—	[9]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/16[13]	11.11	(.01)	—	[9]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
12/31/15	11.16	(.05)	—	[9]	(.05)	—	—	—	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	—	—	—	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[9]	(.05)	—	—	—	11.21	(.44)	8		.52		(.42)
Class 4:
6/30/18[2,3]	11.13	.05	—	[9]	.05	(.01)	—	(.01)	11.17	.47 [4]	14		.83	[5]	.88 [5]
12/31/17	11.12	.02	—	[9]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/16[13]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)
12/31/15	11.25	(.08)	—	[9]	(.08)	—	—	—	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	—	—	—	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[9]	(.04)	—	—	—	11.30	(.35)[12]	—	[8]	.37	[12]	(.32)[12]

See end of tables for footnotes.

American Funds Insurance Series	199

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
6/30/18[2,3]	$12.08	$.12	$(.26)	$(.14)	$(.04)	$—	$(.04)	$11.90	(1.08)%[4]	$1,526		.36%[5]		2.00%[5]
12/31/17	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558		.36		1.68
12/31/16	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467		.36		1.31
12/31/15	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426		.35		1.02
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
Class 1A:
6/30/18[2,3]	12.08	.11	(.26)	(.15)	(.04)	—	(.04)	11.89	(1.25)[4]	1		.60	[5]	1.86	[5]
12/31/17[2,7]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73 [4]	—	[8]	.58	[5]	1.53	[5]
Class 2:
6/30/18[2,3]	11.96	.10	(.25)	(.15)	(.03)	—	(.03)	11.78	(1.22)[4]	1,412		.61	[5]	1.75	[5]
12/31/17	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473		.61		1.43
12/31/16	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503		.61		1.05
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(.3.08)	1,801		.60		.42
Class 3:
6/30/18[2,3]	12.11	.11	(.26)	(.15)	(.04)	—	(.04)	11.92	(1.19)[4]	9		.54	[5]	1.82	[5]
12/31/17	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10		.54		1.50
12/31/16	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11		.54		1.12
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
Class 4:
6/30/18[2,3]	11.98	.09	(.25)	(.16)	(.03)	—	(.03)	11.79	(1.33)[4]	67		.86	[5]	1.51	[5]
12/31/17	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62		.86		1.18
12/31/16	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57		.86		.82
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[8]	.84		.68

200	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Growth Fund

Class P1:
6/30/18[2,3]	$13.22	$.01		$.73	$.74	$(.10)	$(.89)	$(.99)	$12.97	5.41%[4,12]		$2		.41%[5,12]		.36%[5,12]		.71%[5,12]		.10%[5,12]
12/31/17	10.71	.08		2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23	[12]	2		.42	[12]	.36	[12]	.70	[12]	.69	[12]
12/31/16	11.49	.08		.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89	[12]	1		.50	[12]	.34	[12]	.68	[12]	.79	[12]
12/31/15	11.37	.09		.03	.12	—	—	—	11.49	1.06	[12]	—	[8]	.53	[12]	.29	[12]	.63	[12]	.80	[12]
12/31/14	11.43	.31		(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[12]	—	[8]	.50	[12]	.32	[12]	.65	[12]	2.71	[12]
12/31/13[2,16]	10.00	.12		1.38	1.50	(.07)	—	(.07)	11.43	15.05	[4,12]	—	[8]	.88	[5,12]	.25	[5,12]	.58	[5,12]	1.64	[5,12]
Class P2:
6/30/18[2,3]	13.14	(.01)		.72	.71	(.06)	(.89)	(.95)	12.90	5.26	[4]	320		.68	[5]	.62	[5]	.97	[5]	(.18)[5]
12/31/17	10.64	.04		2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99		286		.69		.63		.97		.34
12/31/16	11.43	.05		.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52		200		.79		.63		.97		.43
12/31/15	11.35	.04		.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12		.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[2,16]	10.00	.12		1.37	1.49	(.06)	—	(.06)	11.43	14.94	[4,12]	28		1.05	[5,12]	.52	[5,12]	.85	[5,12]	1.69	[5,12]

Managed Risk International Fund

Class P1:
6/30/18[2,3]	$11.25	$.03		$(.09)	$(.06)	$(.13)	$(.05)	$(.18)	$11.01	(.50)%[4,12]		$—	[8]	.27%[5,12]		.21%[5,12]		.70%[5,12]		.46%[5,12]
12/31/17	8.89	.11		2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28	[12]	—	[8]	.28	[12]	.20	[12]	.69	[12]	1.13	[12]
12/31/16	9.48	.10		(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[12]		—	[8]	.39	[12]	.23	[12]	.74	[12]	1.15	[12]
12/31/15	10.10	.18		(.80)	(.62)	— [9]	—	— [9]	9.48	(6.12)[12]		—	[8]	.45	[12]	.21	[12]	.72	[12]	1.75	[12]
12/31/14	10.82	.14		(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[12]		—	[8]	.50	[12]	.25	[12]	.76	[12]	1.33	[12]
12/31/13[2,16]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.08	[4,12]	—	[8]	1.05	[5,12]	.23	[5,12]	.73	[5,12]	1.92	[5,12]
Class P2:
6/30/18[2,3]	11.15	—	[9]	(.08)	(.08)	(.10)	(.05)	(.15)	10.92	(.76)[4]		155		.70	[5]	.62	[5]	1.11	[5]	(.05)[5]
12/31/17	8.83	.11		2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69		148		.71		.63		1.12		1.03
12/31/16	9.43	.09		(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)		97		.79		.63		1.14		.97
12/31/15	10.09	.13		(.79)	(.66)	— [9]	—	— [9]	9.43	(6.52)		83		.90		.66		1.17		1.30
12/31/14	10.82	.16		(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[2,16]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99	[4,12]	17		1.19	[5,12]	.44	[5,12]	.94	[5,12]	2.66	[5,12]

Managed Risk Blue Chip Income and Growth Fund

Class P1:
6/30/18[2,3]	$13.04	$.04		$(.27)	$(.23)	$(.21)	$(.44)	$(.65)	$12.16	(1.80)%[4,12]		$—	[8]	.27%[5,12]		.22%[5,12]		.61%[5,12]		.62%[5,12]
12/31/17	11.67	.19		1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48	[12]	—	[8]	.30	[12]	.25	[12]	.64	[12]	1.59	[12]
12/31/16	10.80	.20		1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77	[12]	—	[8]	.43	[12]	.27	[12]	.67	[12]	1.83	[12]
12/31/15	11.70	.19		(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[12]		—	[8]	.50	[12]	.27	[12]	.66	[12]	1.64	[12]
12/31/14	11.05	.40		.55	.95	(.30)	—	(.30)	11.70	8.58	[12]	—	[8]	.50	[12]	.31	[12]	.70	[12]	3.43	[12]
12/31/13[2,16]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16	[4,12]	—	[8]	.84	[5,12]	.24	[5,12]	.64	[5,12]	2.80	[5,12]
Class P2:
6/30/18[2,3]	12.96	.01		(.26)	(.25)	(.21)	(.44)	(.65)	12.06	(2.04)[4]		351		.67	[5]	.62	[5]	1.01	[5]	.21	[5]
12/31/17	11.61	.17		1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03		367		.68		.63		1.02		1.43
12/31/16	10.76	.23		1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39		291		.79		.63		1.03		2.04
12/31/15	11.67	.18		(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)		137		.89		.66		1.05		1.57
12/31/14	11.05	.50		.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[2,16]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05	[4,12]	26		1.04	[5,12]	.54	[5,12]	.94	[5,12]	3.91	[5,12]

See end of tables for footnotes.

American Funds Insurance Series	201

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Growth-Income Fund

Class P1:
6/30/18[2,3]	$12.66	$.02		$.43	$.45	$(.16)	$(.57)	$(.73)	$12.38	3.47%[4,12]		$3		.43%[5,12]		.36%[5,12]		.65%[5,12]		.28%[5,12]
12/31/17	11.07	.19		2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64	[12]	2		.44	[12]	.37	[12]	.66	[12]	1.61	[12]
12/31/16	11.25	.16		.52	.68	(.16)	(.70)	(.86)	11.07	6.49	[12]	1		.52	[12]	.36	[12]	.64	[12]	1.46	[12]
12/31/15	11.67	.25		(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[12]		1		.56	[12]	.31	[12]	.59	[12]	2.17	[12]
12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85	[12]	—	[8]	.45	[12]	.25	[12]	.52	[12]	2.94	[12]
12/31/13[2,16]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15	[4,12]	—	[8]	.92	[5,12]	.23	[5,12]	.50	[5,12]	2.01	[5,12]
Class P2:
6/30/18[2,3]	12.58	—	[9]	.43	.43	(.12)	(.57)	(.69)	12.32	3.39	[4]	225		.69	[5]	.62	[5]	.91	[5]	.02	[5]
12/31/17	11.02	.13		2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40		206		.70		.63		.92		1.08
12/31/16	11.22	.12		.52	.64	(.14)	(.70)	(.84)	11.02	6.08		160		.79		.63		.91		1.13
12/31/15	11.65	.12		(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)		122		.89		.66		.94		1.04
12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[2,16]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04	[4,12]	24		1.09	[5,12]	.50	[5,12]	.77	[5,12]	2.73	[5,12]

Managed Risk Asset Allocation Fund

Class P1:
6/30/18[2,3]	$13.59	$.03		$(.04)	$(.01)	$(.18)	$(.53)	$(.71)	$12.87	(.14)%[4]		$1,719		.41%[5]		.36%[5]		.64%[5]		.40%[5]
12/31/17	12.02	.19		1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06		1,656		.43		.38		.66		1.45
12/31/16	11.72	.19		.67	.86	(.19)	(.37)	(.56)	12.02	7.57		1,217		.43		.38		.66		1.65
12/31/15	12.29	.25		(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)		712		.54		.40		.68		2.06
12/31/14	11.93	.13		.26	.39	(.03)	—	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82	[12]	112		.55	[12]	.47	[12]	.75	[12]	2.37	[12]
Class P2:
6/30/18[2,3]	13.55	.01		(.03)	(.02)	(.15)	(.53)	(.68)	12.85	(.26)[4]		2,746		.66	[5]	.61	[5]	.89	[5]	.13	[5]
12/31/17	12.01	.15		1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80		2,798		.68		.63		.91		1.13
12/31/16	11.71	.14		.69	.83	(.16)	(.37)	(.53)	12.01	7.27		2,342		.68		.63		.91		1.20
12/31/15	12.27	.14		(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)		1,953		.79		.66		.94		1.16
12/31/14	11.93	.16		.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58	[12]	795		.80	[12]	.73	[12]	1.01	[12]	2.43	[12]

Portfolio turnover rate for all share classes,	Six months ended	Period ended December 31
excluding mortgage dollar roll transactions[17]	June 30, 2018[2,3,4]	2017	2016	2015	2014	2013

Capital Income Builder	21%	59%	41%	38%	24%[4,11]
Asset Allocation Fund	13	39	43	28	42
Global Balanced Fund	16	28	43	36	40	Not
Bond Fund	49	153	108	141	121	available
Global Bond Fund	49	74	70	88	134
Mortgage Fund	29	98	113	138	108
U.S. Government/AAA-Rated Securities Fund	33	120	273	352	88

202	American Funds Insurance Series

Portfolio turnover rate for all share classes,	Six months ended	Year ended December 31
including mortgage dollar roll transactions[17]	June 30, 2018[2,3,4]	2017		2016		2015	2014		2013
Global Growth Fund	10%	31%		27%		29%	22%		39%
Global Small Capitalization Fund	16	33		40		36	28		36
Growth Fund	11	24		26		20	29		19
International Fund	16	29		31		37	18		21
New World Fund	19	56		32		39	36		43
Blue Chip Income and Growth Fund	29	34		30		26	37		30
Global Growth and Income Fund	14	41		57		37	28		31
Growth-Income Fund	17	27		27		25	25		19
International Growth and Income Fund	20	51		32		35	34		34
Capital Income Builder	56	88		53		128	35	[4,11]
Asset Allocation Fund	41	85		83		76	88		74
Global Balanced Fund	26	41		65		76	73		81
Bond Fund	269	502		375		434	365		354
Global Bond Fund	72	105		154		159	200		213
High-Income Bond Fund	33	78		89		66	54		64
Mortgage Fund	477	680		713		1103	790		715
U.S. Government/AAA-Rated Securities Fund	241	551		539		901	387		621
Ultra-Short Bond Fund	— [18]	—	[18]	—	[13,18]	N/A	N/A		N/A
Managed Risk Growth Fund	5	25		15		16	22		10	[2,4,16]
Managed Risk International Fund	6	25		26		15	22		6	[2,4,16]
Managed Risk Blue Chip Income and Growth Fund	7	32		9		20	22		3	[2,4,16]
Managed Risk Growth-Income Fund	4	26		14		11	28		2	[2,4,16]
Managed Risk Asset Allocation Fund	1	1		3		3	3		3

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Annualized.
[6]	For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[14]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.
[15]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[16]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[17]	Refer to Note 5 for further information on mortgage dollar rolls.
[18]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds Insurance Series	203

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2018, through June 30, 2018).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

204	American Funds Insurance Series

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2018	6/30/2018	period[1]	ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,031.77	$2.72	.54%
Class 1 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 1A – actual return	1,000.00	1,030.66	3.98	.79
Class 1A – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 2 – actual return	1,000.00	1,030.27	3.98	.79
Class 2 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 4 – actual return	1,000.00	1,029.16	5.23	1.04
Class 4 – assumed 5% return	1,000.00	1,019.64	5.21	1.04
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,045.83	$3.70	.73%
Class 1 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 1A – actual return	1,000.00	1,044.90	4.92	.97
Class 1A – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 2 – actual return	1,000.00	1,044.62	4.97	.98
Class 2 – assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 4 – actual return	1,000.00	1,043.26	6.23	1.23
Class 4 – assumed 5% return	1,000.00	1,018.70	6.16	1.23
Growth Fund
Class 1 – actual return	$1,000.00	$1,099.51	$1.77	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 1A – actual return	1,000.00	1,098.14	3.07	.59
Class 1A – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 2 – actual return	1,000.00	1,098.28	3.07	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 – actual return	1,000.00	1,098.63	2.71	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	1,096.83	4.37	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84
International Fund
Class 1 – actual return	$1,000.00	$999.79	$2.58	.52%
Class 1 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 1A – actual return	1,000.00	998.70	3.82	.77
Class 1A – assumed 5% return	1,000.00	1,020.98	3.86	.77
Class 2 – actual return	1,000.00	998.45	3.82	.77
Class 2 – assumed 5% return	1,000.00	1,020.98	3.86	.77
Class 3 – actual return	1,000.00	999.00	3.47	.70
Class 3 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 4 – actual return	1,000.00	997.25	5.05	1.02
Class 4 – assumed 5% return	1,000.00	1,019.74	5.11	1.02
New World Fund
Class 1 – actual return	$1,000.00	$961.10	$3.65	.75%
Class 1 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 1A – actual return	1,000.00	960.11	4.86	1.00
Class 1A – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class 2 – actual return	1,000.00	959.91	4.86	1.00
Class 2 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class 4 – actual return	1,000.00	958.72	6.07	1.25
Class 4 – assumed 5% return	1,000.00	1,018.60	6.26	1.25

See end of tables for footnotes.

American Funds Insurance Series	205

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2018	6/30/2018	period[1]	ratio
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$1,004.71	$2.04	.41%
Class 1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 1A – actual return	1,000.00	1,003.23	3.28	.66
Class 1A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 2 – actual return	1,000.00	1,002.92	3.28	.66
Class 2 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	1,001.37	4.52	.91
Class 4 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$992.10	$3.06	.62%
Class 1 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 1A – actual return	1,000.00	990.11	4.29	.87
Class 1A – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 2 – actual return	1,000.00	991.02	4.29	.87
Class 2 – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 4 – actual return	1,000.00	988.75	5.52	1.12
Class 4 – assumed 5% return	1,000.00	1,019.24	5.61	1.12
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,065.81	$1.43	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 1A – actual return	1,000.00	1,064.62	2.71	.53
Class 1A – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 2 – actual return	1,000.00	1,064.43	2.71	.53
Class 2 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 3 – actual return	1,000.00	1,065.03	2.36	.46
Class 3 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 4 – actual return	1,000.00	1,063.25	3.99	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$981.29	$3.19	.65%
Class 1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 1A – actual return	1,000.00	979.96	4.42	.90
Class 1A – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 2 – actual return	1,000.00	980.25	4.42	.90
Class 2 – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 4 – actual return	1,000.00	978.77	5.64	1.15
Class 4 – assumed 5% return	1,000.00	1,019.09	5.76	1.15
Capital Income Builder
Class 1 – actual return	$1,000.00	$978.89	$2.60	.53%
Class 1 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 1A – actual return	1,000.00	977.74	3.82	.78
Class 1A – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 2 – actual return	1,000.00	976.82	3.82	.78
Class 2 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 4 – actual return	1,000.00	976.42	5.05	1.03
Class 4 – assumed 5% return	1,000.00	1,019.69	5.16	1.03

206	American Funds Insurance Series

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2018	6/30/2018	period[1]	ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,011.43	$1.40	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 1A – actual return	1,000.00	1,009.98	2.64	.53
Class 1A – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 2 – actual return	1,000.00	1,009.82	2.64	.53
Class 2 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 3 – actual return	1,000.00	1,010.71	2.29	.46
Class 3 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 4 – actual return	1,000.00	1,008.65	3.88	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Global Balanced Fund
Class 1 – actual return	$1,000.00	$995.29	$3.46	.70%
Class 1 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 1A – actual return	1,000.00	994.51	4.75	.96
Class 1A – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 2 – actual return	1,000.00	994.49	4.70	.95
Class 2 – assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 4 – actual return	1,000.00	992.88	5.93	1.20
Class 4 – assumed 5% return	1,000.00	1,018.84	6.01	1.20
Bond Fund
Class 1 – actual return	$1,000.00	$982.41	$1.87	.38%
Class 1 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 1A – actual return	1,000.00	981.35	3.09	.63
Class 1A – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 2 – actual return	1,000.00	980.84	3.09	.63
Class 2 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 4 – actual return	1,000.00	980.58	4.32	.88
Class 4 – assumed 5% return	1,000.00	1,020.43	4.41	.88
Global Bond Fund
Class 1 – actual return	$1,000.00	$984.61	$2.76	.56%
Class 1 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 1A – actual return	1,000.00	984.53	3.94	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 2 – actual return	1,000.00	984.07	3.98	.81
Class 2 – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 – actual return	1,000.00	982.94	5.26	1.07
Class 4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07

See end of tables for footnotes.

American Funds Insurance Series	207

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2018	6/30/2018	period[1]	ratio
High-Income Bond Fund
Class 1 – actual return	$1,000.00	$1,004.83	$2.44	.49%
Class 1 – assumed 5% return	1,000.00	1,022.36	2.46	.49
Class 1A – actual return	1,000.00	1,003.71	3.63	.73
Class 1A – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 2 – actual return	1,000.00	1,003.46	3.68	.74
Class 2 – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 3 – actual return	1,000.00	1,003.52	3.33	.67
Class 3 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 4 – actual return	1,000.00	1,002.74	4.92	.99
Class 4 – assumed 5% return	1,000.00	1,019.89	4.96	.99
Mortgage Fund
Class 1 – actual return	$1,000.00	$987.90	$2.27	.46%
Class 1 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 1A – actual return	1,000.00	986.87	3.45	.70
Class 1A – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 – actual return	1,000.00	987.45	3.50	.71
Class 2 – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 4 – actual return	1,000.00	986.21	4.73	.96
Class 4 – assumed 5% return	1,000.00	1,020.03	4.81	.96
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,006.47	$1.64	.33%
Class 1 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 1A – actual return	1,000.00	1,006.48	1.64	.33
Class 1A – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 – actual return	1,000.00	1,005.28	2.88	.58
Class 2 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 – actual return	1,000.00	1,006.28	2.54	.51
Class 3 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	1,004.73	4.13	.83
Class 4 – assumed 5% return	1,000.00	1,020.68	4.16	.83
U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$989.20	$1.78	.36%
Class 1 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class 1A – actual return	1,000.00	987.50	2.96	.60
Class 1A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 2 – actual return	1,000.00	987.82	3.01	.61
Class 2 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 3 – actual return	1,000.00	988.07	2.66	.54
Class 3 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 4 – actual return	1,000.00	986.66	4.24	.86
Class 4 – assumed 5% return	1,000.00	1,020.53	4.31	.86

208	American Funds Insurance Series

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	1/1/2018	6/30/2018	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,054.08	$1.83	.36%	$3.62	.71%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.56	.71
Class P2 – actual return	1,000.00	1,052.61	3.16	.62	4.94	.97
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	4.86	.97
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$995.01	$1.04	.21%	$3.46	.70%
Class P1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	3.51	.70
Class P2 – actual return	1,000.00	992.36	3.06	.62	5.48	1.11
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.56	1.11
Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$981.97	$1.08	.22%	$3.00	.61%
Class P1 – assumed 5% return	1,000.00	1,023.70	1.10	.22	3.06	.61
Class P2 – actual return	1,000.00	979.60	3.04	.62	4.96	1.01
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.06	1.01
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,034.70	$1.82	.36%	$3.28	.65%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.26	.65
Class P2 – actual return	1,000.00	1,033.87	3.13	.62	4.59	.91
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	4.56	.91
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$998.57	$1.78	.36%	$3.17	.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class P2 – actual return	1,000.00	997.44	3.02	.61	4.41	.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.46	.89

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series	209

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210	American Funds Insurance Series

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American Funds Insurance Series	211

Offices of the series and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

212	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series’ prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2018, portfolios of American Funds Insurance Series investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2018, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, American Funds® by Capital Group has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 93% of 10-year periods and 100% of 20-year periods. Our fixed income funds have beaten comparable Lipper indexes in 69% of 10-year periods and 84% of 20-year periods.2 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.3

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2018.
[2]	Based on Class 1 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund.
[3]	Based on management fees for the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-998-0818P Litho in USA RCG/QD/6311-S66290

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MML Series Investment Fund

By (Signature and Title)        /s/ Tina Wilson

                                              Tina Wilson, President and Principal Executive Officer

Date      8/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Tina Wilson

                                              Tina Wilson, President and Principal Executive Officer

Date      8/21/2018

By (Signature and Title)        /s/ Renee Hitchcock

                                              Renee Hitchcock, Treasurer and Principal Financial Officer

Date      8/21/2018